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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)            (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2004

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Classic Principal Protection Fund I
ING Classic Principal Protection Fund II
ING Classic Principal Protection Fund III
ING Classic Principal Protection Fund IV
ING Index Plus Protection Fund
ING Growth Fund
ING Small Company Fund
ING Global Science and Technology Fund
ING Value Opportunity Fund
ING Balanced Fund
ING Equity Income Fund
ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus SmallCap Fund
ING Strategic Allocation Growth Fund
ING Strategic Allocation Balanced Fund
ING Strategic Allocation Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund I	as of August 31, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 2.3%
		Advertising: 0.0%
80	@	Interpublic Group of Cos., Inc.	$844
30		Omnicom Group, Inc.	2,064

			2,908

		Aerospace/Defense: 0.0%
260		Boeing Co.	13,578
60		General Dynamics Corp.	5,858
30		Goodrich Corp.	953
80		Lockheed Martin Corp.	4,302
60		Northrop Grumman Corp.	3,099
70		Raytheon Co.	2,431
30		Rockwell Collins, Inc.	1,032
90		United Technologies Corp.	8,452

			39,705

		Agriculture: 0.0%
370		Altria Group, Inc.	18,111
50		Archer-Daniels-Midland Co.	799
50		Monsanto Co.	1,830
30		Reynolds American, Inc.	2,265
30		UST, Inc.	1,204

			24,209

		Apparel: 0.0%
30		Jones Apparel Group, Inc.	1,071
20		Liz Claiborne, Inc.	761
80		Nike, Inc.	6,025
10		Reebok Intl. Ltd.	340
30		VF Corp.	1,480

			9,677

		Auto Manufacturers: 0.0%
570		Ford Motor Co.	8,043
40		General Motors Corp.	1,652
52		PACCAR, Inc.	3,130

			12,825

		Auto Parts and Equipment: 0.0%
10		Cooper Tire & Rubber Co.	226
30		Dana Corp.	566
40		Delphi Corp.	366
40	@	Goodyear Tire & Rubber Co.	439
30		Johnson Controls, Inc.	1,690

			3,287

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund I	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Banks: 0.2%
70		AmSouth Bancorp	$1,824
722		Bank of America Corp.	32,475
100		BB&T Corp.	3,999
40		Charter One Financial, Inc.	1,779
40		Comerica, Inc.	2,406
40		Fifth Third Bancorp	1,992
20		First Horizon National Corp.	909
50		Huntington Bancshares, Inc.	1,234
100		KeyCorp	3,135
20		M & T Bank Corp.	1,900
40		Marshall & Ilsley Corp.	1,603
70		Mellon Financial Corp.	2,020
120		National City Corp.	4,535
10		North Fork Bancorporation, Inc.	419
40		Northern Trust Corp.	1,722
50		PNC Financial Services Group, Inc.	2,684
79		Regions Financial Corp.	2,551
60		SouthTrust Corp.	2,481
60		State Street Corp.	2,708
50		SunTrust Banks, Inc.	3,405
60		Synovus Financial Corp.	1,524
140		The Bank of New York Co., Inc.	4,172
340		US Bancorp	10,030
320		Wachovia Corp.	15,011
300		Wells Fargo & Co.	17,625
20		Zions Bancorporation	1,246

			125,389

		Beverages: 0.1%
10		Adolph Coors Co.	685
140		Anheuser-Busch Cos., Inc.	7,392
20		Brown-Forman Corp.	950
440		Coca-Cola Co.	19,671
90		Coca-Cola Enterprises, Inc.	1,859
50		Pepsi Bottling Group, Inc.	1,340
310		PepsiCo, Inc.	15,500

			47,397

		Biotechnology: 0.0%
231	@	Amgen, Inc.	13,696
60	@	Biogen Idec, Inc.	3,560
30	@	Chiron Corp.	1,271
20	@	Genzyme Corp.	1,080
10	@	Millipore Corp.	503

			20,110

		Building Materials: 0.0%
50	@	American Standard Cos., Inc.	1,881
110		Masco Corp.	3,534
20		Vulcan Materials Co.	953

			6,368

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund I	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Chemicals: 0.0%
20		Air Products & Chemicals, Inc.	$1,048
10		Ashland, Inc.	514
170		Dow Chemical Co.	7,278
180		E.I. du Pont de Nemours & Co.	7,606
10		Eastman Chemical Co.	465
50		Ecolab, Inc.	1,496
30		Engelhard Corp.	848
20		International Flavors & Fragrances, Inc.	771
50		PPG Industries, Inc.	2,989
60		Praxair, Inc.	2,435
40		Rohm & Haas Co.	1,621
30		Sherwin-Williams Co.	1,239
10		Sigma-Aldrich Corp.	573

			28,883

		Commercial Services: 0.0%
30	@	Apollo Group, Inc.	2,340
250		Cendant Corp.	5,408
10		Deluxe Corp.	427
30		Equifax, Inc.	732
50		H&R Block, Inc.	2,413
50		McKesson Corp.	1,548
30		Moody's Corp.	2,057
90		Paychex, Inc.	2,670
30		Robert Half Intl., Inc.	735
40		RR Donnelley & Sons Co.	1,229

			19,559

		Computers: 0.1%
10	@	Affiliated Computer Services, Inc.	543
90	@	Apple Computer, Inc.	3,104
30	@	Computer Sciences Corp.	1,391
620	@	Dell, Inc.	21,601
440	@	EMC Corp.	4,739
70	@	Gateway, Inc.	307
544		Hewlett-Packard Co.	9,732
300		International Business Machines Corp.	25,408
20	@	Lexmark Intl., Inc.	1,769
20	@	NCR Corp.	883
60	@	Network Appliance, Inc.	1,204
580	@	Sun Microsystems, Inc.	2,227
50	@	Sungard Data Systems, Inc.	1,150
60	@	Unisys Corp.	602

			74,660

		Cosmetics/Personal Care: 0.1%
25		Alberto-Culver Co.	1,207
80		Avon Products, Inc.	3,534
90		Colgate-Palmolive Co.	4,860
240		Gillette Co.	10,200
120		Kimberly-Clark Corp.	8,004
780		Procter & Gamble Co.	43,657

			71,462

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund I	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Distribution/Wholesale: 0.0%
30		Genuine Parts Co.	$1,137
30		WW Grainger, Inc.	1,603

			2,740

		Diversified Financial Services: 0.3%
230		American Express Co.	11,505
20		Bear Stearns Cos., Inc.	1,758
40		Capital One Financial Corp.	2,710
920		Citigroup, Inc.	42,853
168		Countrywide Financial Corp.	5,972
70	@	E*TRADE Financial Corp.	825
170		Fannie Mae	12,656
20		Federated Investors, Inc.	577
40		Franklin Resources, Inc.	2,131
120		Freddie Mac	8,054
90		Goldman Sachs Group, Inc.	8,069
20		Janus Capital Group, Inc.	275
634		JPMorgan Chase & Co.	25,093
50		Lehman Brothers Holdings, Inc.	3,695
230		MBNA Corp.	5,552
170		Merrill Lynch & Co., Inc.	8,682
200		Morgan Stanley	10,146
80	@	Providian Financial Corp.	1,155
80		SLM Corp.	3,122
10		T. Rowe Price Group, Inc.	495

			155,325

		Electric: 0.1%
190	@	AES Corp.	1,917
20		Ameren Corp.	936
80		American Electric Power Co., Inc.	2,618
70		CenterPoint Energy, Inc.	766
30		Cinergy Corp.	1,214
40		Consolidated Edison, Inc.	1,688
30		Constellation Energy Group, Inc.	1,233
30		DTE Energy Co.	1,240
160		Duke Energy Corp.	3,542
70		Edison Intl.	1,882
40		Entergy Corp.	2,412
120		Exelon Corp.	4,422
60		FirstEnergy Corp.	2,414
30		FPL Group, Inc.	2,076
20		NiSource, Inc.	416
70	@	PG&E Corp.	2,043
20		Pinnacle West Capital Corp.	844
30		PPL Corp.	1,435
40		Progress Energy, Inc.	1,756
20		Public Service Enterprise Group, Inc.	847
140		Southern Co.	4,249
90		TXU Corp.	3,747
70		Xcel Energy, Inc.	1,236

			44,933

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund I	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Electrical Components and Equipment: 0.0%
80		Emerson Electric Co.	$4,980

			4,980

		Electronics: 0.0%
80	@	Agilent Technologies, Inc.	1,641
50		Applera Corp. - Applied Biosystems Group	952
20	@	Fisher Scientific Intl.	1,139
40	@	Jabil Circuit, Inc.	825
40		Parker Hannifin Corp.	2,176
30		PerkinElmer, Inc.	524
100	@	Sanmina-SCI Corp.	692
140	@	Solectron Corp.	722
20		Tektronix, Inc.	571
30	@	Thermo Electron Corp.	788
20	@	Waters Corp.	866

			10,896

		Engineering and Construction: 0.0%
10		Fluor Corp.	428

			428

		Entertainment: 0.0%
60		International Game Technology	1,731

			1,731

		Environmental Control: 0.0%
50	@	Allied Waste Industries, Inc.	512
100		Waste Management, Inc.	2,779

			3,291

		Food: 0.0%
60		Albertson's, Inc.	1,475
100		ConAgra Foods, Inc.	2,620
70		General Mills, Inc.	3,307
50		Hershey Foods Corp.	2,414
60		HJ Heinz Co.	2,275
70		Kellogg Co.	2,939
50	@	Kroger Co.	827
20		McCormick & Co., Inc.	671
30	@	Safeway, Inc.	606
140		Sara Lee Corp.	3,098
40		Supervalu, Inc.	1,054
50		Sysco Corp.	1,607
40		WM Wrigley Jr. Co.	2,481

			25,374

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund I	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Forest Products and Paper: 0.0%
70		Georgia-Pacific Corp.	$2,379
90		International Paper Co.	3,602
40		Louisiana-Pacific Corp.	988
40		MeadWestvaco Corp.	1,206
30		Plum Creek Timber Co., Inc.	991
20		Temple-Inland, Inc.	1,366
40		Weyerhaeuser Co.	2,500

			13,032

		Gas: 0.0%
30		KeySpan Corp.	1,143
60		Sempra Energy	2,169

			3,312

		Hand/Machine Tools: 0.0%
20		Black & Decker Corp.	1,379
10		Snap-On, Inc.	318
20		Stanley Works	865

			2,562

		Healthcare-Products: 0.1%
10		Bausch & Lomb, Inc.	660
40		Baxter Intl., Inc.	1,222
80		Becton Dickinson & Co.	3,850
60		Biomet, Inc.	2,739
150	@	Boston Scientific Corp.	5,360
20		CR Bard, Inc.	1,122
20		Guidant Corp.	1,196
710		Johnson & Johnson	41,250
220		Medtronic, Inc.	10,944
30	@	St. Jude Medical, Inc.	2,018
70		Stryker Corp.	3,171
70	@	Zimmer Holdings, Inc.	4,991

			78,523

		Healthcare-Services: 0.0%
40	@	Anthem, Inc.	3,250
40	@	Humana, Inc.	760
20		Manor Care, Inc.	613
10		Quest Diagnostics	856
160		UnitedHealth Group, Inc.	10,581
50	@	WellPoint Health Networks	4,909

			20,969

		Home Builders: 0.0%
20		Centex Corp.	915

			915

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund I	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Home Furnishings: 0.0%
30		Leggett & Platt, Inc.	$807
10		Whirlpool Corp.	611

			1,418

		Household Products/Wares: 0.0%
20		Avery Dennison Corp.	1,243
40		Clorox Co.	2,114
30		Fortune Brands, Inc.	2,194

			5,551

		Housewares: 0.0%
20		Newell Rubbermaid, Inc.	431

			431

		Insurance: 0.1%
90	@@	ACE Ltd.	3,470
90		Aflac, Inc.	3,609
210		Allstate Corp.	9,913
20		AMBAC Financial Group, Inc.	1,510
470		American Intl. Group, Inc.	33,482
50		AON Corp.	1,298
60		Chubb Corp.	4,081
40		Cigna Corp.	2,662
31		Cincinnati Financial Corp.	1,251
70		Hartford Financial Services Group, Inc.	4,281
30		Jefferson-Pilot Corp.	1,437
50		Lincoln National Corp.	2,265
40		Loews Corp.	2,272
40		Marsh & McLennan Cos., Inc.	1,788
30		MBIA, Inc.	1,718
180		Metlife, Inc.	6,705
20		MGIC Investment Corp.	1,365
60		Principal Financial Group	2,083
60		Progressive Corp.	4,818
90		Prudential Financial, Inc.	4,156
30		Safeco Corp.	1,445
120		St. Paul Travelers Cos., Inc.	4,163
20		Torchmark Corp.	1,030
60		UnumProvident Corp.	971
30	@@	XL Capital Ltd.	2,106

			103,879

		Internet: 0.0%
120	@	eBay, Inc.	10,384
100	@	Symantec Corp.	4,796
250	@	Yahoo!, Inc.	7,128

			22,308

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund I	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Iron/Steel: 0.0%
10		Nucor Corp.	$783
30		United States Steel Corp.	1,107

			1,890

		Leisure Time: 0.0%
20		Brunswick Corp.	786
110		Carnival Corp.	5,038
70		Harley-Davidson, Inc.	4,271
20		Sabre Holdings Corp. - Class A	460

			10,555

		Lodging: 0.0%
20		Harrah's Entertainment, Inc.	964
60		Hilton Hotels Corp.	1,071
40		Marriott Intl., Inc.	1,898
40		Starwood Hotels & Resorts Worldwide, Inc.	1,768

			5,701

		Machinery-Construction and Mining: 0.0%
60		Caterpillar, Inc.	4,362

			4,362

		Machinery-Diversified: 0.0%
10		Cummins, Inc.	673
40		Deere & Co.	2,531
30		Rockwell Automation, Inc.	1,170

			4,374

		Media: 0.1%
40		Clear Channel Communications, Inc.	1,340
160	@	Comcast Corp.	4,507
10		Dow Jones & Co., Inc.	411
50		Gannett Co., Inc.	4,235
10		Knight-Ridder, Inc.	644
60		McGraw-Hill Cos., Inc.	4,544
10		Meredith Corp.	501
30		New York Times Co.	1,219
810	@	Time Warner, Inc.	13,243
60		Tribune Co.	2,505
302		Viacom, Inc.	10,059
370		Walt Disney Co.	8,307

			51,515

		Metal Fabricate/Hardware: 0.0%
20		Worthington Industries, Inc.	407

			407

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund I	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Mining: 0.0%
70		Alcoa, Inc.	$2,267
20		Phelps Dodge Corp.	1,631

			3,898

		Miscellaneous Manufacturing: 0.2%
190		3M Co.	15,648
20		Cooper Industries Ltd.	1,104
50		Danaher Corp.	2,571
40		Dover Corp.	1,509
50		Eastman Kodak Co.	1,479
30		Eaton Corp.	1,811
1,890		General Electric Co.	61,974
150		Honeywell Intl., Inc.	5,397
60		Illinois Tool Works, Inc.	5,477
30	@@	Ingersoll-Rand Co.	1,950
20		ITT Industries, Inc.	1,582
20		Pall Corp.	487
20		Textron, Inc.	1,270
620	@@	Tyco Intl. Ltd.	19,419

			121,678

		Office/Business Equipment: 0.0%
40		Pitney Bowes, Inc.	1,742
200	@	Xerox Corp.	2,686

			4,428

		Oil and Gas: 0.2%
20		Amerada Hess Corp.	1,610
40		Anadarko Petroleum Corp.	2,369
54		Apache Corp.	2,413
110		Burlington Resources, Inc.	3,985
290		ChevronTexaco Corp.	28,275
165		ConocoPhillips	12,281
70		Devon Energy Corp.	4,537
20		EOG Resources, Inc.	1,155
1,170		Exxon Mobil Corp.	53,936
30		Kerr-McGee Corp.	1,583
70		Marathon Oil Corp.	2,539
10	@, @@	Nabors Industries Ltd.	441
20	@	Noble Corp.	804
70		Occidental Petroleum Corp.	3,616
20		Sunoco, Inc.	1,230
20	@	Transocean, Inc.	614
40		Unocal Corp.	1,494
40		Valero Energy Corp.	2,641

			125,523

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund I	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Oil and Gas Services: 0.0%
20		Baker Hughes, Inc.	$787
30	@	BJ Services Co.	1,442
100		Schlumberger Ltd.	6,179

			8,408

		Packaging and Containers: 0.0%
20		Ball Corp.	747
20		Bemis Co.	529
30	@	Pactiv Corp.	710
20	@	Sealed Air Corp.	981

			2,967

		Pharmaceuticals: 0.1%
110		Abbott Laboratories	4,586
20		Allergan, Inc.	1,493
20		AmerisourceBergen Corp.	1,082
470		Bristol-Myers Squibb Co.	11,153
80		Cardinal Health, Inc.	3,616
80	@	Caremark Rx, Inc.	2,296
200		Eli Lilly & Co.	12,690
10	@	Express Scripts, Inc.	632
70	@	Forest Laboratories, Inc.	3,210
40	@	Gilead Sciences, Inc.	2,765
30	@	Hospira, Inc.	831
56	@	King Pharmaceuticals, Inc.	698
52	@	Medco Health Solutions, Inc.	1,624
400		Merck & Co., Inc.	17,988
1,381		Pfizer, Inc.	45,117
20	@	Watson Pharmaceuticals, Inc.	551
230		Wyeth	8,411

			118,743

		Pipelines: 0.0%
50	@	Dynegy, Inc.	218
20		Kinder Morgan, Inc.	1,210
90		Williams Cos., Inc.	1,070

			2,498

		Real Estate Investment Trusts: 0.0%
30		Prologis	1,085
20		Simon Property Group, Inc.	1,119

			2,204

		Retail: 0.3%
50	@	Bed Bath & Beyond, Inc.	1,871
60		Best Buy Co., Inc.	2,791
40		Circuit City Stores, Inc.	519
110	@	Costco Wholesale Corp.	4,529
70		CVS Corp.	2,800

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund I	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Retail: 0.3% (continued)
30		Darden Restaurants, Inc.	$630
20		Dillard’s, Inc.	380
60		Dollar General Corp.	1,182
30		Federated Department Stores	1,302
280		Gap, Inc.	5,247
400		Home Depot, Inc.	14,623
90		J.C. Penney Co., Inc. Holding Co.	3,449
20	@	Kohl’s Corp.	990
110		Limited Brands	2,209
140		Lowe’s Cos., Inc.	6,958
50		May Department Stores Co.	1,226
230		McDonald’s Corp.	6,215
40		Nordstrom, Inc.	1,485
60	@	Office Depot, Inc.	961
50		RadioShack Corp.	1,347
150		Staples, Inc.	4,302
100	@	Starbucks Corp.	4,324
160		Target Corp.	7,133
90		TJX Cos., Inc.	1,904
50	@	Toys R US, Inc.	812
760		Wal-Mart Stores, Inc.	40,028
250		Walgreen Co.	9,112
30		Wendy’s Intl., Inc.	1,031
50		Yum! Brands, Inc.	1,986

			131,346

		Savings and Loans: 0.0%
30		Golden West Financial Corp.	3,247
60		Sovereign Bancorp, Inc.	1,312
150		Washington Mutual, Inc.	5,824

			10,383

		Semiconductors: 0.1%
70	@	Advanced Micro Devices, Inc.	800
90	@	Altera Corp.	1,703
70		Analog Devices, Inc.	2,430
310	@	Applied Materials, Inc.	4,926
20	@	Broadcom Corp.	543
1,170		Intel Corp.	24,909
10	@	KLA-Tencor Corp.	374
60		Linear Technology Corp.	2,146
70	@	LSI Logic Corp.	338
60		Maxim Integrated Products	2,606
60	@	National Semiconductor Corp.	800
10	@	Novellus Systems, Inc.	244
300		Texas Instruments, Inc.	5,862
30	@	Xilinx, Inc.	823

			48,504

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund I	as of August 31, 2004 (Unaudited)(continued)

Shares			Value

		Software: 0.1%
40		Adobe Systems, Inc.	$1,835
30		Autodesk, Inc.	1,332
100		Automatic Data Processing, Inc.	3,977
60	@	BMC Software, Inc.	898
40	@	Citrix Systems, Inc.	636
110		Computer Associates Intl., Inc.	2,664
100	@	Compuware Corp.	453
50	@	Electronic Arts, Inc.	2,489
160		First Data Corp.	6,760
40	@	Fiserv, Inc.	1,391
50		IMS Health, Inc.	1,167
30	@	Intuit, Inc.	1,269
20	@	Mercury Interactive Corp.	690
1,940		Microsoft Corp.	52,962
60	@	Novell, Inc.	354
1,610	@	Oracle Corp.	16,052
70	@	PeopleSoft, Inc.	1,218
130	@	Siebel Systems, Inc.	989
80	@	Veritas Software Corp.	1,338

			98,474

		Telecommunications: 0.1%
80		Alltel Corp.	4,372
140		AT&T Corp.	2,069
80	@	Avaya, Inc.	970
360		BellSouth Corp.	9,634
30		CenturyTel, Inc.	966
1,210	@	Cisco Systems, Inc.	22,699
40	@	Citizens Communications Co.	505
50	@	Comverse Technology, Inc.	876
240	@	Corning, Inc.	2,429
570		Motorola, Inc.	9,206
200	@	Nextel Communications, Inc.	4,638
300		Qualcomm, Inc.	11,415
640		SBC Communications, Inc.	16,505
40		Scientific-Atlanta, Inc.	1,090
80	@	Tellabs, Inc.	726
540		Verizon Communications, Inc.	21,194

			109,294

		Textiles: 0.0%
30		Cintas Corp.	1,230

			1,230

		Toys/Games/Hobbies: 0.0%
50		Hasbro, Inc.	927
70		Mattel, Inc.	1,126

			2,053

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund I	as of August 31, 2004 (Unaudited) (continued)

Shares		Value

	Transportation: 0.0%
60	Burlington Northern Santa Fe Corp.	$2,148
20	CSX Corp.	632
70	FedEx Corp.	5,739
70	Norfolk Southern Corp.	1,988
10	Ryder System, Inc.	438
200	United Parcel Service, Inc.	14,610

		25,555

	Total Common Stock
	(Cost $1,518,397)	1,885,027

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund I	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 98.4%
		Commercial Paper: 44.2%
$3,900,000		Barton Capital Corp., 1.530%, due 09/27/04		$3,895,525
3,900,000		CDC Commercial Paper, 1.560%, due 10/06/04		3,893,916
2,600,000		Danske Corp., 1.550%, due 10/06/04		2,595,970
4,000,000		Edison Intl., 1.500%, due 09/30/04		3,995,000
3,400,000		Galaxy Funding, 1.550%, due 10/04/04		3,395,023
2,000,000		HBOS Treasury Services, 1.560%, due 10/05/04		1,996,967
4,000,000		Household Finance Corp., 1.560%, due 10/06/04		3,993,760
4,000,000		Old Line Funding, 1.550%, due 10/01/04		3,994,661
4,000,000		Thunder Bay Funding, 1.550%, due 09/17/04		3,997,072
3,900,000		UBS Finance Delaware, 1.550%, due 10/05/04		3,894,122

		Total Commercial Paper
		(Cost $35,653,549)		35,652,016

		U.S. Treasury Bill: 7.4%
6,000,000		1.875%, due 09/30/04		6,003,228

		Total U.S. Treasury Bill
		(Cost $6,003,043)		6,003,228

		Repurchase Agreement: 46.8%
37,741,000		Morgan Stanley Repurchase Agreement dated 08/31/04, 1.570%, due 09/01/04, $37,742,646 to be received upon repurchase (Collateralized by $38,495,000 various U.S. Government Agency Obligations, 1.500%-1.530%, Market Value plus accrued interest $38,530,233, due 10/28/04–06/20/06)		37,741,000

		Total Repurchase Agreement
		(Cost $37,741,000)		37,741,000

		Total Short-Term Investments
		(Cost $79,397,592)		79,396,244

		Total Investments In Securities
		(Cost $80,915,989)*	100.7%	$81,281,271
		Other Assets and Liabilities—Net	(0.7)	(575,307)

		Net Assets	100.0%	$80,705,964

	@	Non-income producing security
	@@	Foreign issuer
	*	Cost for federal income tax purposes is $81,575,522. Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(294,251)

		Net Unrealized Depreciation		$(294,251)

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund II	as of August 31, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 1.0%
		Advertising: 0.0%
30	@	Interpublic Group of Cos., Inc.	$317
13		Omnicom Group, Inc.	894

			1,211

		Aerospace/Defense: 0.0%
96		Boeing Co.	5,012
22		General Dynamics Corp.	2,148
10		Goodrich Corp.	318
30		Lockheed Martin Corp.	1,613
24		Northrop Grumman Corp.	1,240
31		Raytheon Co.	1,077
12		Rockwell Collins, Inc.	413
34		United Technologies Corp.	3,193

			15,014

		Agriculture: 0.0%
140		Altria Group, Inc.	6,854
18		Archer-Daniels-Midland Co.	287
20		Monsanto Co.	732
10		Reynolds American, Inc.	755
11		UST, Inc.	441

			9,069

		Apparel: 0.0%
12		Jones Apparel Group, Inc.	428
10		Liz Claiborne, Inc.	381
29		Nike, Inc.	2,184
5		Reebok Intl. Ltd.	170
12		VF Corp.	592

			3,755

		Auto Manufacturers: 0.0%
210		Ford Motor Co.	2,963
16		General Motors Corp.	661
19		PACCAR, Inc.	1,144

			4,768

		Auto Parts and Equipment: 0.0%
11		Dana Corp.	208
15		Delphi Corp.	137
12		Johnson Controls, Inc.	676

			1,021

		Banks: 0.1%
25		AmSouth Bancorp	651
276		Bank of America Corp.	12,414
37		BB&T Corp.	1,480
14		Charter One Financial, Inc.	623
16		Comerica, Inc.	962

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund II	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Banks: 0.1% (continued)
15		Fifth Third Bancorp	$747
10		First Horizon National Corp.	455
14		Huntington Bancshares, Inc.	345
37		KeyCorp	1,160
8		M & T Bank Corp.	760
15		Marshall & Ilsley Corp.	601
27		Mellon Financial Corp.	779
46		National City Corp.	1,738
5		North Fork Bancorporation, Inc.	210
15		Northern Trust Corp.	646
19		PNC Financial Services Group, Inc.	1,020
31		Regions Financial Corp.	1,001
23		SouthTrust Corp.	951
24		State Street Corp.	1,083
18		SunTrust Banks, Inc.	1,226
22		Synovus Financial Corp.	559
51		The Bank of New York Co., Inc.	1,520
126		US Bancorp	3,717
121		Wachovia Corp.	5,676
114		Wells Fargo & Co.	6,698
7		Zions Bancorporation	436

			47,458

		Beverages: 0.0%
2		Adolph Coors Co.	137
54		Anheuser-Busch Cos., Inc.	2,851
8		Brown-Forman Corp.	380
167		Coca-Cola Co.	7,466
32		Coca-Cola Enterprises, Inc.	661
20		Pepsi Bottling Group, Inc.	536
115		PepsiCo, Inc.	5,750

			17,781

		Biotechnology: 0.0%
85	@	Amgen, Inc.	5,040
22	@	Biogen Idec, Inc.	1,305
13	@	Chiron Corp.	551
5	@	Genzyme Corp.	270
3	@	Millipore Corp.	151

			7,317

		Building Materials: 0.0%
20	@	American Standard Cos., Inc.	752
41		Masco Corp.	1,317
10		Vulcan Materials Co.	477

			2,546

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund II	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Chemicals: 0.0%
7		Air Products & Chemicals, Inc.	$367
5		Ashland, Inc.	257
64		Dow Chemical Co.	2,740
68		E.I. du Pont de Nemours & Co.	2,873
5		Eastman Chemical Co.	233
18		Ecolab, Inc.	539
13		Engelhard Corp.	368
6		International Flavors & Fragrances, Inc.	231
18		PPG Industries, Inc.	1,076
22		Praxair, Inc.	893
16		Rohm & Haas Co.	648
10		Sherwin-Williams Co.	413
5		Sigma-Aldrich Corp.	286

			10,924

		Commercial Services: 0.0%
12	@	Apollo Group, Inc.	936
92		Cendant Corp.	1,989
5		Deluxe Corp.	214
9		Equifax, Inc.	220
20		H&R Block, Inc.	965
20		McKesson Corp.	619
9		Moody's Corp.	617
33		Paychex, Inc.	979
17		Robert Half Intl., Inc.	417
14		RR Donnelley & Sons Co.	430

			7,386

		Computers: 0.0%
3	@	Affiliated Computer Services, Inc.	163
35	@	Apple Computer, Inc.	1,207
13	@	Computer Sciences Corp.	603
229	@	Dell, Inc.	7,978
165	@	EMC Corp.	1,777
29	@	Gateway, Inc.	127
204		Hewlett-Packard Co.	3,650
114		International Business Machines Corp.	9,655
9	@	Lexmark Intl., Inc.	796
6	@	NCR Corp.	265
30	@	Network Appliance, Inc.	602
218	@	Sun Microsystems, Inc.	837
20	@	Sungard Data Systems, Inc.	460
20	@	Unisys Corp.	201

			28,321

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund II	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Cosmetics/Personal Care: 0.0%
8		Alberto-Culver Co.	$386
30		Avon Products, Inc.	1,325
36		Colgate-Palmolive Co.	1,944
92		Gillette Co.	3,910
45		Kimberly-Clark Corp.	3,002
293		Procter & Gamble Co.	16,399

			26,966

		Distribution/Wholesale: 0.0%
10		Genuine Parts Co.	379
11		WW Grainger, Inc.	588

			967

		Diversified Financial Services: 0.2%
86		American Express Co.	4,302
8		Bear Stearns Cos., Inc.	703
16		Capital One Financial Corp.	1,084
349		Citigroup, Inc.	16,257
62		Countrywide Financial Corp.	2,204
21	@	E*TRADE Financial Corp.	247
64		Fannie Mae	4,766
6		Federated Investors, Inc.	173
16		Franklin Resources, Inc.	852
47		Freddie Mac	3,155
33		Goldman Sachs Group, Inc.	2,958
6		Janus Capital Group, Inc.	82
243		JPMorgan Chase & Co.	9,619
20		Lehman Brothers Holdings, Inc.	1,478
86		MBNA Corp.	2,076
64		Merrill Lynch & Co., Inc.	3,268
75		Morgan Stanley	3,805
30	@	Providian Financial Corp.	433
29		SLM Corp.	1,132
4		T. Rowe Price Group, Inc.	198

			58,792

		Electric: 0.0%
68	@	AES Corp.	686
6		Ameren Corp.	281
29		American Electric Power Co., Inc.	949
19		CenterPoint Energy, Inc.	208
11		Cinergy Corp.	445
17		Consolidated Edison, Inc.	717
12		Constellation Energy Group, Inc.	493
11		DTE Energy Co.	455
61		Duke Energy Corp.	1,351
28		Edison Intl.	753
17		Entergy Corp.	1,025
48		Exelon Corp.	1,769

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund II	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Electric: 0.0% (continued)
22		FirstEnergy Corp.	$885
13		FPL Group, Inc.	900
7		NiSource, Inc.	146
28	@	PG&E Corp.	817
5		Pinnacle West Capital Corp.	211
12		PPL Corp.	574
16		Progress Energy, Inc.	702
7		Public Service Enterprise Group, Inc.	296
52		Southern Co.	1,578
34		TXU Corp.	1,415
26		Xcel Energy, Inc.	459

			17,115

		Electrical Components and Equipment: 0.0%
29		Emerson Electric Co.	1,805

			1,805

		Electronics: 0.0%
31	@	Agilent Technologies, Inc.	636
13		Applera Corp. - Applied Biosystems Group	248
8	@	Fisher Scientific Intl.	456
12	@	Jabil Circuit, Inc.	248
14		Parker Hannifin Corp.	760
10		PerkinElmer, Inc.	175
38	@	Sanmina-SCI Corp.	263
53	@	Solectron Corp.	273
5		Tektronix, Inc.	143
10	@	Thermo Electron Corp.	263
8	@	Waters Corp.	346

			3,811

		Entertainment: 0.0%
24		International Game Technology	692

			692

		Environmental Control: 0.0%
20	@	Allied Waste Industries, Inc.	205
38		Waste Management, Inc.	1,056

			1,261

		Food: 0.0%
24		Albertson's, Inc.	590
38		ConAgra Foods, Inc.	996
25		General Mills, Inc.	1,181
18		Hershey Foods Corp.	869
24		HJ Heinz Co.	910
26		Kellogg Co.	1,091
19	@	Kroger Co.	314

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund II	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Food: 0.0% (continued)
10		McCormick & Co., Inc.	$336
11	@	Safeway, Inc.	222
50		Sara Lee Corp.	1,107
12		Supervalu, Inc.	316
18		Sysco Corp.	579
14		WM Wrigley Jr. Co.	868

			9,379

		Forest Products and Paper: 0.0%
30		Georgia-Pacific Corp.	1,019
35		International Paper Co.	1,402
11		Louisiana-Pacific Corp.	271
13		MeadWestvaco Corp.	392
12		Plum Creek Timber Co., Inc.	396
4		Temple-Inland, Inc.	273
17		Weyerhaeuser Co.	1,063

			4,816

		Gas: 0.0%
12		KeySpan Corp.	457
20		Sempra Energy	723

			1,180

		Hand/Machine Tools: 0.0%
8		Black & Decker Corp.	551
4		Snap-On, Inc.	127
6		Stanley Works	260

			938

		Healthcare-Products: 0.0%
5		Bausch & Lomb, Inc.	330
17		Baxter Intl., Inc.	519
28		Becton Dickinson & Co.	1,347
20		Biomet, Inc.	913
56	@	Boston Scientific Corp.	2,001
10		CR Bard, Inc.	561
9		Guidant Corp.	538
268		Johnson & Johnson	15,571
82		Medtronic, Inc.	4,080
12	@	St. Jude Medical, Inc.	807
26		Stryker Corp.	1,178
27	@	Zimmer Holdings, Inc.	1,925

			29,770

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund II	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Healthcare-Services: 0.0%
16	@	Anthem, Inc.	$1,300
17	@	Humana, Inc.	323
6		Manor Care, Inc.	184
3		Quest Diagnostics	257
61		UnitedHealth Group, Inc.	4,034
17	@	WellPoint Health Networks	1,669

			7,767

		Home Builders: 0.0%
8		Centex Corp.	366
3		KB Home	206

			572

		Home Furnishings: 0.0%
12		Leggett & Platt, Inc.	323
7		Whirlpool Corp.	428

			751

		Household Products/Wares: 0.0%
7		Avery Dennison Corp.	435
13		Clorox Co.	687
10		Fortune Brands, Inc.	731

			1,853

		Housewares: 0.0%
7		Newell Rubbermaid, Inc.	151

			151

		Insurance: 0.1%
31	@@	ACE Ltd.	1,195
36		Aflac, Inc.	1,444
79		Allstate Corp.	3,730
6		AMBAC Financial Group, Inc.	453
175		American Intl. Group, Inc.	12,467
20		AON Corp.	519
22		Chubb Corp.	1,496
16		Cigna Corp.	1,065
11		Cincinnati Financial Corp.	444
25		Hartford Financial Services Group, Inc.	1,529
9		Jefferson-Pilot Corp.	431
16		Lincoln National Corp.	725
17		Loews Corp.	966
15		Marsh & McLennan Cos., Inc.	670
10		MBIA, Inc.	573
69		Metlife, Inc.	2,570

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund II	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Insurance: 0.1% (continued)
9		MGIC Investment Corp.	$614
22		Principal Financial Group	764
24		Progressive Corp.	1,927
37		Prudential Financial, Inc.	1,709
13		Safeco Corp.	626
44		St. Paul Travelers Cos., Inc.	1,526
10		Torchmark Corp.	515
21		UnumProvident Corp.	340
12	@@	XL Capital Ltd.	842

			39,140

		Internet: 0.0%
44	@	eBay, Inc.	3,807
34	@	Symantec Corp.	1,631
92	@	Yahoo!, Inc.	2,623

			8,061

		Iron/Steel: 0.0%
8		Allegheny Technologies, Inc.	150
5		Nucor Corp.	392
8		United States Steel Corp.	295

			837

		Leisure Time: 0.0%
9		Brunswick Corp.	354
42		Carnival Corp.	1,922
26		Harley-Davidson, Inc.	1,587
9		Sabre Holdings Corp. - Class A	207

			4,070

		Lodging: 0.0%
10		Harrah's Entertainment, Inc.	482
24		Hilton Hotels Corp.	428
15		Marriott Intl., Inc.	712
13		Starwood Hotels & Resorts Worldwide, Inc.	575

			2,197

		Machinery-Construction and Mining: 0.0%
23		Caterpillar, Inc.	1,672

			1,672

		Machinery-Diversified: 0.0%
3		Cummins, Inc.	202
17		Deere & Co.	1,075
12		Rockwell Automation, Inc.	468

			1,745

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund II	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Media: 0.0%
16		Clear Channel Communications, Inc.	$536
60	@	Comcast Corp.	1,690
5		Dow Jones & Co., Inc.	205
18		Gannett Co., Inc.	1,525
3		Knight-Ridder, Inc.	193
22		McGraw-Hill Cos., Inc.	1,666
5		Meredith Corp.	250
10		New York Times Co.	406
310	@	Time Warner, Inc.	5,069
21		Tribune Co.	877
118		Viacom, Inc.	3,931
140		Walt Disney Co.	3,143

			19,491

		Metal Fabricate/Hardware: 0.0%
5		Worthington Industries, Inc.	102

			102

		Mining: 0.0%
27		Alcoa, Inc.	874
9		Phelps Dodge Corp.	734

			1,608

		Miscellaneous Manufacturing: 0.1%
71		3M Co.	5,848
8		Cooper Industries Ltd.	442
20		Danaher Corp.	1,028
14		Dover Corp.	528
18		Eastman Kodak Co.	532
9		Eaton Corp.	543
711		General Electric Co.	23,314
57		Honeywell Intl., Inc.	2,051
21		Illinois Tool Works, Inc.	1,917
11	@@	Ingersoll-Rand Co.	715
6		ITT Industries, Inc.	475
10		Pall Corp.	244
10		Textron, Inc.	635
229	@@	Tyco Intl. Ltd.	7,172

			45,444

		Office/Business Equipment: 0.0%
16		Pitney Bowes, Inc.	697
75	@	Xerox Corp.	1,007

			1,704

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund II	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Oil and Gas: 0.1%
6		Amerada Hess Corp.	$483
17		Anadarko Petroleum Corp.	1,007
22		Apache Corp.	983
45		Burlington Resources, Inc.	1,630
111		ChevronTexaco Corp.	10,823
61		ConocoPhillips	4,540
26		Devon Energy Corp.	1,685
6		EOG Resources, Inc.	347
440		Exxon Mobil Corp.	20,285
9		Kerr-McGee Corp.	475
31		Marathon Oil Corp.	1,124
4	@, @@	Nabors Industries Ltd.	176
9	@	Noble Corp.	362
27		Occidental Petroleum Corp.	1,395
6		Sunoco, Inc.	369
9	@	Transocean, Inc.	276
17		Unocal Corp.	635
14		Valero Energy Corp.	924

			47,519

		Oil and Gas Services: 0.0%
8		Baker Hughes, Inc.	315
9	@	BJ Services Co.	432
39		Schlumberger Ltd.	2,410

			3,157

		Packaging and Containers: 0.0%
10		Ball Corp.	373
10		Bemis Co.	264
15	@	Pactiv Corp.	355
6	@	Sealed Air Corp.	295

			1,287

		Pharmaceuticals: 0.1%
40		Abbott Laboratories	1,668
8		Allergan, Inc.	597
7		AmerisourceBergen Corp.	379
175		Bristol-Myers Squibb Co.	4,153
28		Cardinal Health, Inc.	1,266
31	@	Caremark Rx, Inc.	890
76		Eli Lilly & Co.	4,822
5	@	Express Scripts, Inc.	316
24	@	Forest Laboratories, Inc.	1,100
14	@	Gilead Sciences, Inc.	968
10	@	Hospira, Inc.	277
21	@	King Pharmaceuticals, Inc.	262
18	@	Medco Health Solutions, Inc.	562
152		Merck & Co., Inc.	6,835
515		Pfizer, Inc.	16,825
4	@	Watson Pharmaceuticals, Inc.	110
90		Wyeth	3,291

			44,321

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund II	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Pipelines: 0.0%
7	@	Dynegy, Inc.	$31
9		Kinder Morgan, Inc.	544
33		Williams Cos., Inc.	392

			967

		Real Estate Investment Trusts: 0.0%
11		Prologis	397
6		Simon Property Group, Inc.	336

			733

		Retail: 0.1%
20	@	Bed Bath & Beyond, Inc.	748
22		Best Buy Co., Inc.	1,023
18		Circuit City Stores, Inc.	233
41	@	Costco Wholesale Corp.	1,688
26		CVS Corp.	1,040
11		Darden Restaurants, Inc.	231
8		Dillard’s, Inc.	152
24		Dollar General Corp.	473
12		Federated Department Stores	521
104		Gap, Inc.	1,949
148		Home Depot, Inc.	5,411
31		J.C. Penney Co., Inc. Holding Co.	1,188
9	@	Kohl’s Corp.	445
42		Limited Brands	843
52		Lowe’s Cos., Inc.	2,584
19		May Department Stores Co.	466
85		McDonald’s Corp.	2,297
15		Nordstrom, Inc.	557
22	@	Office Depot, Inc.	352
17		RadioShack Corp.	458
57		Staples, Inc.	1,635
35	@	Starbucks Corp.	1,513
60		Target Corp.	2,675
33		TJX Cos., Inc.	698
15	@	Toys R US, Inc.	244
289		Wal-Mart Stores, Inc.	15,223
93		Walgreen Co.	3,390
13		Wendy’s Intl., Inc.	447
19		Yum! Brands, Inc.	754

			49,238

		Savings and Loans: 0.0%
11		Golden West Financial Corp.	1,191
22		Sovereign Bancorp, Inc.	481
60		Washington Mutual, Inc.	2,329

			4,001

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund II	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Semiconductors: 0.0%
24	@	Advanced Micro Devices, Inc.	$274
35	@	Altera Corp.	662
25		Analog Devices, Inc.	868
114	@	Applied Materials, Inc.	1,811
9	@	Broadcom Corp.	244
438		Intel Corp.	9,326
6	@	KLA-Tencor Corp.	224
22		Linear Technology Corp.	787
34	@	LSI Logic Corp.	164
23		Maxim Integrated Products	999
26	@	National Semiconductor Corp.	347
4	@	Novellus Systems, Inc.	98
110		Texas Instruments, Inc.	2,149
10	@	Xilinx, Inc.	274

			18,227

		Software: 0.1%
17		Adobe Systems, Inc.	780
11		Autodesk, Inc.	489
39		Automatic Data Processing, Inc.	1,551
20	@	BMC Software, Inc.	299
17	@	Citrix Systems, Inc.	270
40		Computer Associates Intl., Inc.	969
34	@	Compuware Corp.	154
21	@	Electronic Arts, Inc.	1,045
60		First Data Corp.	2,535
15	@	Fiserv, Inc.	522
20		IMS Health, Inc.	467
14	@	Intuit, Inc.	592
3	@	Mercury Interactive Corp.	104
727		Microsoft Corp.	19,846
22	@	Novell, Inc.	130
607	@	Oracle Corp.	6,052
24	@	PeopleSoft, Inc.	418
43	@	Siebel Systems, Inc.	327
28	@	Veritas Software Corp.	468

			37,018

		Telecommunications: 0.1%
27		Alltel Corp.	1,476
53		AT&T Corp.	783
30	@	Avaya, Inc.	364
135		BellSouth Corp.	3,613
10		CenturyTel, Inc.	322
454	@	Cisco Systems, Inc.	8,517
16	@	Citizens Communications Co.	202
10	@	Comverse Technology, Inc.	175
92	@	Corning, Inc.	931
213		Motorola, Inc.	3,440

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund II	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Telecommunications: 0.1% (continued)
75	@	Nextel Communications, Inc.	$1,739
108		Qualcomm, Inc.	4,109
242		SBC Communications, Inc.	6,241
18		Scientific-Atlanta, Inc.	490
30	@	Tellabs, Inc.	272
203		Verizon Communications, Inc.	7,968

			40,642

		Textiles: 0.0%
10		Cintas Corp.	410

			410

		Toys/Games/Hobbies: 0.0%
18		Hasbro, Inc.	334
28		Mattel, Inc.	450

			784

		Transportation: 0.0%
24		Burlington Northern Santa Fe Corp.	859
5		CSX Corp.	158
27		FedEx Corp.	2,214
27		Norfolk Southern Corp.	767
5		Ryder System, Inc.	219
76		United Parcel Service, Inc.	5,551

			9,768

		Total Common Stock
		(Cost $552,992)	709,300

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 45.7%
	Federal Home Loan Mortgage Corporation: 34.0%
$25,000,000	1.770%, due 12/14/04	$24,871,275

		24,871,275

	Federal National Mortgage Association: 7.7%
5,655,000	1.620%, due 11/15/04	5,636,208

		5,636,208

	Other: 4.0%
2,953,000	Financing Corp. FICO STRIP, due 11/11/04	2,943,028

		2,943,028

	Total U.S. Government Agency Obligations
	(Cost $33,195,256)	33,450,511

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund II	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount				Value

U.S. TREASURY OBLIGATIONS: 26.0%
		U.S. Treasury STRIP: 26.0%
19,054,000		1.520%, due 11/15/04		$18,994,266

		Total U.S. Treasury Obligations
		(Cost $18,775,987)		18,994,266

OTHER BONDS: 27.3%
		Sovereign: 27.3%

20,000,000		Israel Trust, 1.870%, due 11/15/04		19,921,380

		Total Other Bonds
		(Cost $19,842,840)		19,921,380

		Total Long-Term Investments
		(Cost $72,367,075)		73,075,457

SHORT-TERM INVESTMENTS: 0.4%
		Repurchase Agreement: 0.4%
293,000		Goldman Sachs Repurchase Agreement dated 08/31/04, 1.570%, due 09/01/04, $293,013 to be received upon repurchase (Collateralized by $267,000 Federal National Mortgage Association, 6.250%, Market Value plus accrued interest $299,949, due 05/15/29)		293,000

		Total Short-Term Investments
		(Cost $293,000)		293,000

		Total Investments In Securities
		(Cost $72,660,075)*	100.4%	$73,368,457
		Other Assets and Liabilities—Net	(0.4)	(271,721)

		Net Assets	100.0%	$73,096,736

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $72,761,184. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$612,200
		Gross Unrealized Depreciation		(4,927)

		Net Unrealized Appreciation		$607,273

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund III	as of August 31, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 3.7%
		Advertising: 0.0%
100	@	Interpublic Group of Cos., Inc.	$1,055
40		Omnicom Group, Inc.	2,752

			3,807

		Aerospace/Defense: 0.1%
310		Boeing Co.	16,187
70		General Dynamics Corp.	6,835
30		Goodrich Corp.	953
100		Lockheed Martin Corp.	5,378
80		Northrop Grumman Corp.	4,132
90		Raytheon Co.	3,126
40		Rockwell Collins, Inc.	1,376
110		United Technologies Corp.	10,330

			48,317

		Agriculture: 0.0%
450		Altria Group, Inc.	22,028
53		Archer-Daniels-Midland Co.	846
60		Monsanto Co.	2,196
30		Reynolds American, Inc.	2,265
30		UST, Inc.	1,204

			28,539

		Apparel: 0.0%
40		Jones Apparel Group, Inc.	1,428
30		Liz Claiborne, Inc.	1,142
100		Nike, Inc.	7,531
20		Reebok Intl. Ltd.	679
40		VF Corp.	1,974

			12,754

		Auto Manufacturers: 0.0%
680		Ford Motor Co.	9,594
50		General Motors Corp.	2,066
67		PACCAR, Inc.	4,033

			15,693

		Auto Parts and Equipment: 0.0%
40		Dana Corp.	755
40		Johnson Controls, Inc.	2,252

			3,007

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund III	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Banks: 0.3%
80		AmSouth Bancorp	$2,084
886		Bank of America Corp.	39,851
120		BB&T Corp.	4,799
42		Charter One Financial, Inc.	1,868
50		Comerica, Inc.	3,008
50		Fifth Third Bancorp	2,491
30		First Horizon National Corp.	1,364
40		Huntington Bancshares, Inc.	987
120		KeyCorp	3,762
30		M & T Bank Corp.	2,849
50		Marshall & Ilsley Corp.	2,004
90		Mellon Financial Corp.	2,597
150		National City Corp.	5,669
30		North Fork Bancorporation, Inc.	1,258
50		Northern Trust Corp.	2,153
60		PNC Financial Services Group, Inc.	3,220
101		Regions Financial Corp.	3,261
70		SouthTrust Corp.	2,895
80		State Street Corp.	3,611
60		SunTrust Banks, Inc.	4,086
70		Synovus Financial Corp.	1,778
160		The Bank of New York Co., Inc.	4,768
409		US Bancorp	12,066
380		Wachovia Corp.	17,825
370		Wells Fargo & Co.	21,737
20		Zions Bancorporation	1,246

			153,237

		Beverages: 0.1%
10		Adolph Coors Co.	685
180		Anheuser-Busch Cos., Inc.	9,504
20		Brown-Forman Corp.	950
540		Coca-Cola Co.	24,143
100		Coca-Cola Enterprises, Inc.	2,065
70		Pepsi Bottling Group, Inc.	1,875
360		PepsiCo, Inc.	18,000

			57,222

		Biotechnology: 0.0%
276	@	Amgen, Inc.	16,364
70	@	Biogen Idec, Inc.	4,153
50	@	Chiron Corp.	2,119
20	@	Genzyme Corp.	1,080
10	@	Millipore Corp.	503

			24,219

		Building Materials: 0.0%
60	@	American Standard Cos., Inc.	2,257
130		Masco Corp.	4,177
30		Vulcan Materials Co.	1,430

			7,864

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund III	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Chemicals: 0.1%
20		Air Products & Chemicals, Inc.	$1,048
20		Ashland, Inc.	1,029
200		Dow Chemical Co.	8,562
220		E.I. du Pont de Nemours & Co.	9,296
20		Eastman Chemical Co.	931
60		Ecolab, Inc.	1,795
30		Engelhard Corp.	848
20		International Flavors & Fragrances, Inc.	771
60		PPG Industries, Inc.	3,586
80		Praxair, Inc.	3,246
60		Rohm & Haas Co.	2,432
30		Sherwin-Williams Co.	1,239
20		Sigma-Aldrich Corp.	1,146

			35,929

		Commercial Services: 0.0%
40	@	Apollo Group, Inc.	3,120
300		Cendant Corp.	6,489
10		Deluxe Corp.	427
40		Equifax, Inc.	976
70		H&R Block, Inc.	3,378
60		McKesson Corp.	1,857
30		Moody’s Corp.	2,057
110		Paychex, Inc.	3,264
50		Robert Half Intl., Inc.	1,225
40		RR Donnelley & Sons Co.	1,229

			24,022

		Computers: 0.1%
110	@	Apple Computer, Inc.	3,794
40	@	Computer Sciences Corp.	1,854
750	@	Dell, Inc.	26,130
530	@	EMC Corp.	5,708
90	@	Gateway, Inc.	395
673		Hewlett-Packard Co.	12,040
360		International Business Machines Corp.	30,489
30	@	Lexmark Intl., Inc.	2,654
20	@	NCR Corp.	883
90	@	Network Appliance, Inc.	1,806
700	@	Sun Microsystems, Inc.	2,688
70	@	Sungard Data Systems, Inc.	1,610
80	@	Unisys Corp.	803

			90,854

		Cosmetics/Personal Care: 0.1%
35		Alberto-Culver Co.	1,690
100		Avon Products, Inc.	4,418
120		Colgate-Palmolive Co.	6,480
300		Gillette Co.	12,750
150		Kimberly-Clark Corp.	10,005
950		Procter & Gamble Co.	53,172

			88,515

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund III	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Distribution/Wholesale: 0.0%
30		Genuine Parts Co.	$1,137
30		WW Grainger, Inc.	1,603

			2,740

		Diversified Financial Services: 0.4%
270		American Express Co.	13,505
20		Bear Stearns Cos., Inc.	1,758
50		Capital One Financial Corp.	3,388
1,123		Citigroup, Inc.	52,308
208		Countrywide Financial Corp.	7,394
90	@	E*TRADE Financial Corp.	1,060
210		Fannie Mae	15,635
20		Federated Investors, Inc.	577
50		Franklin Resources, Inc.	2,664
150		Freddie Mac	10,068
100		Goldman Sachs Group, Inc.	8,965
50		Janus Capital Group, Inc.	687
786		JPMorgan Chase & Co.	31,110
60		Lehman Brothers Holdings, Inc.	4,433
270		MBNA Corp.	6,518
210		Merrill Lynch & Co., Inc.	10,725
40		Morgan Stanley	12,175
90	@	Providian Financial Corp.	1,300
90		SLM Corp.	3,512
10		T. Rowe Price Group, Inc.	495

			188,277

		Electric: 0.1%
220	@	AES Corp.	2,220
20		Ameren Corp.	936
90		American Electric Power Co., Inc.	2,946
100		CenterPoint Energy, Inc.	1,094
40		Cinergy Corp.	1,619
50		Consolidated Edison, Inc.	2,110
40		Constellation Energy Group, Inc.	1,644
40		DTE Energy Co.	1,653
180		Duke Energy Corp.	3,985
70		Edison Intl.	1,882
50		Entergy Corp.	3,015
140		Exelon Corp.	5,158
70		FirstEnergy Corp.	2,817
40		FPL Group, Inc.	2,768
20		NiSource, Inc.	416
90	@	PG&E Corp.	2,627
20		Pinnacle West Capital Corp.	844
40		PPL Corp.	1,913
50		Progress Energy, Inc.	2,195
20		Public Service Enterprise Group, Inc.	847
150		Southern Co.	4,553
110		TXU Corp.	4,579
80		Xcel Energy, Inc.	1,412

			53,233

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund III	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Electrical Components and Equipment: 0.0%
90		Emerson Electric Co.	$5,603

			5,603

		Electronics: 0.0%
100	@	Agilent Technologies, Inc.	2,050
60		Applera Corp. - Applied Biosystems Group	1,142
30	@	Fisher Scientific Intl.	1,709
40	@	Jabil Circuit, Inc.	825
50		Parker Hannifin Corp.	2,720
30		PerkinElmer, Inc.	524
100	@	Sanmina-SCI Corp.	692
170	@	Solectron Corp.	877
20		Tektronix, Inc.	571
40	@	Thermo Electron Corp.	1,051
30	@	Waters Corp.	1,299

			13,460

		Entertainment: 0.0%
70		International Game Technology	2,020

			2,020

		Environmental Control: 0.0%
60	@	Allied Waste Industries, Inc.	614
130		Waste Management, Inc.	3,613

			4,227

		Food: 0.1%
80		Albertson's, Inc.	1,966
120		ConAgra Foods, Inc.	3,144
80		General Mills, Inc.	3,780
60		Hershey Foods Corp.	2,897
80		HJ Heinz Co.	3,033
80		Kellogg Co.	3,358
60	@	Kroger Co.	992
30		McCormick & Co., Inc.	1,007
40	@	Safeway, Inc.	808
170		Sara Lee Corp.	3,762
50		Supervalu, Inc.	1,318
60		Sysco Corp.	1,928
50		WM Wrigley Jr. Co.	3,102

			31,095

		Forest Products and Paper: 0.0%
100		Georgia-Pacific Corp.	3,398
110		International Paper Co.	4,401
30		Louisiana-Pacific Corp.	741
40		MeadWestvaco Corp.	1,206
40		Plum Creek Timber Co., Inc.	1,322
20		Temple-Inland, Inc.	1,366
50		Weyerhaeuser Co.	3,126

			15,560

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund III	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Gas: 0.0%
40		KeySpan Corp.	$1,524
70		Sempra Energy	2,531

			4,055

		Hand/Machine Tools: 0.0%
30		Black & Decker Corp.	2,069
20		Snap-On, Inc.	635
20		Stanley Works	865

			3,569

		Healthcare-Products: 0.2%
10		Bausch & Lomb, Inc.	660
50		Baxter Intl., Inc.	1,527
100		Becton Dickinson & Co.	4,812
70		Biomet, Inc.	3,196
180	@	Boston Scientific Corp.	6,431
20		CR Bard, Inc.	1,122
30		Guidant Corp.	1,794
860		Johnson & Johnson	49,965
270		Medtronic, Inc.	13,433
40	@	St. Jude Medical, Inc.	2,690
80		Stryker Corp.	3,624
90	@	Zimmer Holdings, Inc.	6,417

			95,671

		Healthcare-Services: 0.0%
50	@	Anthem, Inc.	4,062
50	@	Humana, Inc.	950
20		Manor Care, Inc.	613
10		Quest Diagnostics	856
200		UnitedHealth Group, Inc.	13,226
60	@	WellPoint Health Networks	5,891

			25,598

		Home Builders: 0.0%
30		Centex Corp.	1,373

			1,373

		Home Furnishings: 0.0%
50		Leggett & Platt, Inc.	1,345
10		Whirlpool Corp.	611

			1,956

		Household Products/Wares: 0.0%
20		Avery Dennison Corp.	1,243
50		Clorox Co.	2,642
30		Fortune Brands, Inc.	2,195

			6,080

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund III	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Insurance: 0.2%
110	@@	ACE Ltd.	$4,241
110		Aflac, Inc.	4,411
250		Allstate Corp.	11,802
20		AMBAC Financial Group, Inc.	1,510
560		American Intl. Group, Inc.	39,893
60		AON Corp.	1,557
70		Chubb Corp.	4,761
50		Cigna Corp.	3,328
42		Cincinnati Financial Corp.	1,695
80		Hartford Financial Services Group, Inc.	4,893
30		Jefferson-Pilot Corp.	1,437
40		Lincoln National Corp.	1,812
50		Loews Corp.	2,840
50		Marsh & McLennan Cos., Inc.	2,235
30		MBIA, Inc.	1,718
220		Metlife, Inc.	8,194
30		MGIC Investment Corp.	2,048
70		Principal Financial Group	2,430
80		Progressive Corp.	6,424
120		Prudential Financial, Inc.	5,542
30		Safeco Corp.	1,445
140		St. Paul Travelers Cos., Inc.	4,857
30		Torchmark Corp.	1,544
70		UnumProvident Corp.	1,133
40	@@	XL Capital Ltd.	2,808

			124,558

		Internet: 0.0%
140	@	eBay, Inc.	12,115
110	@	Symantec Corp.	5,276
300	@	Yahoo!, Inc.	8,553

			25,944

		Iron/Steel: 0.0%
20		Nucor Corp.	1,566
30		United States Steel Corp.	1,107

			2,673

		Leisure Time: 0.0%
30		Brunswick Corp.	1,179
140		Carnival Corp.	6,411
90		Harley-Davidson, Inc.	5,492
30		Sabre Holdings Corp. - Class A	690

			13,772

		Lodging: 0.0%
30		Harrah's Entertainment, Inc.	1,446
80		Hilton Hotels Corp.	1,428
50		Marriott Intl., Inc.	2,372
40		Starwood Hotels & Resorts Worldwide, Inc.	1,768

			7,014

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund III	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Machinery-Construction and Mining: 0.0%
70		Caterpillar, Inc.	$5,089

			5,089

		Machinery-Diversified: 0.0%
10		Cummins, Inc.	673
50		Deere & Co.	3,163
50		Rockwell Automation, Inc.	1,950

			5,786

		Media: 0.1%
50		Clear Channel Communications, Inc.	1,676
190	@	Comcast Corp.	5,352
20		Dow Jones & Co., Inc.	821
60		Gannett Co., Inc.	5,082
10		Knight-Ridder, Inc.	644
70		McGraw-Hill Cos., Inc.	5,301
10		Meredith Corp.	501
30		New York Times Co.	1,219
970	@	Time Warner, Inc.	15,859
70		Tribune Co.	2,923
370		Viacom, Inc.	12,324
440		Walt Disney Co.	9,878

			61,580

		Mining: 0.0%
90		Alcoa, Inc.	2,914
30		Phelps Dodge Corp.	2,447

			5,361

		Miscellaneous Manufacturing: 0.2%
230		3M Co.	18,943
20		Cooper Industries Ltd.	1,104
60		Danaher Corp.	3,085
50		Dover Corp.	1,887
60		Eastman Kodak Co.	1,775
30		Eaton Corp.	1,811
2,290		General Electric Co.	75,090
180		Honeywell Intl., Inc.	6,476
70		Illinois Tool Works, Inc.	6,390
40	@@	Ingersoll-Rand Co.	2,600
20		ITT Industries, Inc.	1,582
40		Pall Corp.	974
30		Textron, Inc.	1,905
750	@@	Tyco Intl. Ltd.	23,490

			147,112

		Office/Business Equipment: 0.0%
60		Pitney Bowes, Inc.	2,614
240	@	Xerox Corp.	3,223

			5,837

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund III	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Oil and Gas: 0.4%
20		Amerada Hess Corp.	$1,610
50		Anadarko Petroleum Corp.	2,961
66		Apache Corp.	2,950
140		Burlington Resources, Inc.	5,072
360		ChevronTexaco Corp.	35,099
203		ConocoPhillips	15,108
90		Devon Energy Corp.	5,833
30		EOG Resources, Inc.	1,733
1,420		Exxon Mobil Corp.	65,461
20		Kerr-McGee Corp.	1,056
100		Marathon Oil Corp.	3,627
10	@, @@	Nabors Industries Ltd.	441
30	@	Noble Corp.	1,207
90		Occidental Petroleum Corp.	4,649
20		Sunoco, Inc.	1,230
30	@	Transocean, Inc.	921
50		Unocal Corp.	1,867
50		Valero Energy Corp.	3,302

			154,127

		Oil and Gas Services: 0.0%
30		Baker Hughes, Inc.	1,180
30	@	BJ Services Co.	1,442
130		Schlumberger Ltd.	8,033

			10,655

		Packaging and Containers: 0.0%
20		Ball Corp.	747
20		Bemis Co.	529
50	@	Pactiv Corp.	1,183
30	@	Sealed Air Corp.	1,473

			3,932

		Pharmaceuticals: 0.2%
130		Abbott Laboratories	5,420
30		Allergan, Inc.	2,240
20		AmerisourceBergen Corp.	1,082
560		Bristol-Myers Squibb Co.	13,289
90		Cardinal Health, Inc.	4,068
100	@	Caremark Rx, Inc.	2,870
240		Eli Lilly & Co.	15,227
20	@	Express Scripts, Inc.	1,264
80	@	Forest Laboratories, Inc.	3,668
50	@	Gilead Sciences, Inc.	3,457
30	@	Hospira, Inc.	831
70	@	King Pharmaceuticals, Inc.	872
55	@	Medco Health Solutions, Inc.	1,718
480		Merck & Co., Inc.	21,585
1,661		Pfizer, Inc.	54,264
20	@	Watson Pharmaceuticals, Inc.	551
280		Wyeth	10,240

			142,646

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund III	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Pipelines: 0.0%
20		Kinder Morgan, Inc.	$1,210
120		Williams Cos., Inc.	1,427

			2,637

		Real Estate Investment Trusts: 0.0%
40		Prologis	1,446
20		Simon Property Group, Inc.	1,119

			2,565

		Retail: 0.4%
70	@	Bed Bath & Beyond, Inc.	2,619
70		Best Buy Co., Inc.	3,256
50		Circuit City Stores, Inc.	649
130	@	Costco Wholesale Corp.	5,352
80		CVS Corp.	3,200
40		Darden Restaurants, Inc.	840
30		Dillard’s, Inc.	570
80		Dollar General Corp.	1,576
50		Federated Department Stores	2,170
340		Gap, Inc.	6,372
480		Home Depot, Inc.	17,549
100		J.C. Penney Co., Inc. Holding Co.	3,832
30	@	Kohl’s Corp.	1,484
140		Limited Brands	2,811
170		Lowe’s Cos., Inc.	8,449
60		May Department Stores Co.	1,471
270		McDonald’s Corp.	7,295
50		Nordstrom, Inc.	1,857
90	@	Office Depot, Inc.	1,441
60		RadioShack Corp.	1,616
180		Staples, Inc.	5,162
110	@	Starbucks Corp.	4,756
200		Target Corp.	8,916
100		TJX Cos., Inc.	2,116
50	@	Toys R US, Inc.	812
930		Wal-Mart Stores, Inc.	48,983
300		Walgreen Co.	10,935
40		Wendy’s Intl., Inc.	1,375
60		Yum! Brands, Inc.	2,383

			159,847

		Savings and Loans: 0.0%
30		Golden West Financial Corp.	3,247
70		Sovereign Bancorp, Inc.	1,530
180		Washington Mutual, Inc.	6,990

			11,767

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund III	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Semiconductors: 0.1%
80	@	Advanced Micro Devices, Inc.	$914
100	@	Altera Corp.	1,892
80		Analog Devices, Inc.	2,778
370	@	Applied Materials, Inc.	5,879
30	@	Broadcom Corp.	814
1,410		Intel Corp.	30,020
20	@	KLA-Tencor Corp.	747
70		Linear Technology Corp.	2,504
90	@	LSI Logic Corp.	435
70		Maxim Integrated Products	3,040
80	@	National Semiconductor Corp.	1,066
10	@	Novellus Systems, Inc.	244
350		Texas Instruments, Inc.	6,839
30	@	Xilinx, Inc.	823

			57,995

		Software: 0.2%
50		Adobe Systems, Inc.	2,294
40		Autodesk, Inc.	1,776
120		Automatic Data Processing, Inc.	4,772
70	@	BMC Software, Inc.	1,048
50	@	Citrix Systems, Inc.	796
130		Computer Associates Intl., Inc.	3,149
100	@	Compuware Corp.	453
70	@	Electronic Arts, Inc.	3,485
194		First Data Corp.	8,197
45	@	Fiserv, Inc.	1,565
80		IMS Health, Inc.	1,866
40	@	Intuit, Inc.	1,692
10	@	Mercury Interactive Corp.	345
2,340		Microsoft Corp.	63,881
90	@	Novell, Inc.	531
1,960	@	Oracle Corp.	19,541
60	@	PeopleSoft, Inc.	1,044
100	@	Siebel Systems, Inc.	761
90	@	Veritas Software Corp.	1,505

			118,701

		Telecommunications: 0.2%
90		Alltel Corp.	4,919
169		AT&T Corp.	2,498
100	@	Avaya, Inc.	1,212
430		BellSouth Corp.	11,507
40		CenturyTel, Inc.	1,288
1,460	@	Cisco Systems, Inc.	27,389
50	@	Citizens Communications Co.	632
60	@	Comverse Technology, Inc.	1,051
290	@	Corning, Inc.	2,935
690		Motorola, Inc.	11,144
240	@	Nextel Communications, Inc.	5,566

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund III	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Telecommunications: 0.2% (continued)
360		Qualcomm, Inc.	$13,697
780		SBC Communications, Inc.	20,115
50		Scientific-Atlanta, Inc.	1,362
100	@	Tellabs, Inc.	907
650		Verizon Communications, Inc.	25,512

			131,734

		Textiles: 0.0%
30		Cintas Corp.	1,230

			1,230

		Toys/Games/Hobbies: 0.0%
50		Hasbro, Inc.	927
90		Mattel, Inc.	1,448

			2,375

		Transportation: 0.1%
80		Burlington Northern Santa Fe Corp.	2,864
20		CSX Corp.	632
90		FedEx Corp.	7,379
90		Norfolk Southern Corp.	2,556
20		Ryder System, Inc.	876
250		United Parcel Service, Inc.	18,262

			32,569

		Total Common Stock
		(Cost $1,827,429)	2,286,002

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 24.1%
	Federal Home Loan Mortgage Corporation: 24.1%
$15,000,000	1.990%, due 05/31/05	$14,776,950

	Total U.S. Government Agency Obligations
	(Cost $14,471,426)	14,776,950

U.S. TREASURY OBLIGATIONS: 38.4%
	U.S. Treasury STRIP: 38.4%
14,006,000	1.660%, due 05/15/05	13,844,552

9,750,000	1.760%, due 05/15/05	9,630,875

	Total U.S. Treasury Obligations
	(Cost $23,072,709)	23,475,427

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund III	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount				Value

OTHER BONDS: 33.3%
		Sovereign: 33.3%
20,672,000		Israel Trust, 2.080%, due 05/15/05		$20,369,548

		Total Other Bonds
		(Cost $20,007,214)		20,369,548

		Total Long-Term Investments
		(Cost $59,378,778)		60,907,927

SHORT-TERM INVESTMENTS: 0.8%
		Repurchase Agreement: 0.8%
461,000		Goldman Sachs Repurchase Agreement dated 08/31/04, 1.570%, due 09/01/04, $461,020 to be received upon repurchase (Collateralized by $419,000 Federal National Mortgage Association, 6.250%, Market Value plus accrued interest $470,706, due 05/15/29)		461,000

		Total Short-Term Investments
		(Cost $461,000)		461,000

		Total Investments In Securities
		(Cost $59,839,778)*	100.3%	$61,368,927
		Other Assets and Liabilities—Net	(0.3)	(174,643)

		Net Assets	100.0%	$61,194,284

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $60,139,128. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,247,586
		Gross Unrealized Depreciation		(17,787)

		Net Unrealized Appreciation		$1,229,799

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund IV	as of August 31, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 1.0%
		Advertising: 0.0%
15	@	Interpublic Group of Cos., Inc.	$158
7		Omnicom Group, Inc.	482

			640

		Aerospace/Defense: 0.0%
53		Boeing Co.	2,768
12		General Dynamics Corp.	1,172
5		Goodrich Corp.	159
17		Lockheed Martin Corp.	914
14		Northrop Grumman Corp.	723
15		Raytheon Co.	521
6		Rockwell Collins, Inc.	206
19		United Technologies Corp.	1,784

			8,247

		Agriculture: 0.0%
77		Altria Group, Inc.	3,768
10		Archer-Daniels-Midland Co.	160
10		Monsanto Co.	366
5		Reynolds American, Inc.	378
6		UST, Inc.	241

			4,913

		Apparel: 0.0%
8		Jones Apparel Group, Inc.	286
4		Liz Claiborne, Inc.	152
16		Nike, Inc.	1,205
2		Reebok Intl. Ltd.	68
6		VF Corp.	296

			2,007

		Auto Manufacturers: 0.0%
117		Ford Motor Co.	1,651
9		General Motors Corp.	372
10		PACCAR, Inc.	602

			2,625

		Auto Parts and Equipment: 0.0%
6		Dana Corp.	113
8		Delphi Corp.	73
6		Johnson Controls, Inc.	338

			524

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund IV	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Banks: 0.1%
15		AmSouth Bancorp	$391
152		Bank of America Corp.	6,837
20		BB&T Corp.	800
7		Charter One Financial, Inc.	311
8		Comerica, Inc.	481
9		Fifth Third Bancorp	448
5		First Horizon National Corp.	227
8		Huntington Bancshares, Inc.	197
20		KeyCorp	627
4		M & T Bank Corp.	380
10		Marshall & Ilsley Corp.	401
14		Mellon Financial Corp.	404
23		National City Corp.	869
3		North Fork Bancorporation, Inc.	126
8		Northern Trust Corp.	344
10		PNC Financial Services Group, Inc.	537
17		Regions Financial Corp.	549
12		SouthTrust Corp.	496
13		State Street Corp.	587
10		SunTrust Banks, Inc.	681
12		Synovus Financial Corp.	305
28		The Bank of New York Co., Inc.	834
70		US Bancorp	2,065
67		Wachovia Corp.	3,143
62		Wells Fargo & Co.	3,643
3		Zions Bancorporation	187

			25,870

		Beverages: 0.0%
30		Anheuser-Busch Cos., Inc.	1,584
4		Brown-Forman Corp.	190
92		Coca-Cola Co.	4,113
18		Coca-Cola Enterprises, Inc.	372
10		Pepsi Bottling Group, Inc.	268
64		PepsiCo, Inc.	3,200

			9,727

		Biotechnology: 0.0%
47	@	Amgen, Inc.	2,786
12	@	Biogen Idec, Inc.	712
7	@	Chiron Corp.	297
3	@	Genzyme Corp.	162
2	@	Millipore Corp.	101

			4,058

		Building Materials: 0.0%
11	@	American Standard Cos., Inc.	414
23		Masco Corp.	738
4		Vulcan Materials Co.	191

			1,343

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund IV	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Chemicals: 0.0%
4		Air Products & Chemicals, Inc.	$210
2		Ashland, Inc.	103
35		Dow Chemical Co.	1,498
37		E.I. du Pont de Nemours & Co.	1,564
3		Eastman Chemical Co.	140
10		Ecolab, Inc.	299
8		Engelhard Corp.	226
5		International Flavors & Fragrances, Inc.	193
11		PPG Industries, Inc.	657
14		Praxair, Inc.	568
10		Rohm & Haas Co.	405
7		Sherwin-Williams Co.	289
3		Sigma-Aldrich Corp.	172

			6,324

		Commercial Services: 0.0%
7	@	Apollo Group, Inc.	546
51		Cendant Corp.	1,103
2		Deluxe Corp.	85
8		Equifax, Inc.	195
11		H&R Block, Inc.	531
11		McKesson Corp.	340
5		Moody's Corp.	343
19		Paychex, Inc.	564
9		Robert Half Intl., Inc.	221
8		RR Donnelley & Sons Co.	246

			4,174

		Computers: 0.0%
2	@	Affiliated Computer Services, Inc.	109
19	@	Apple Computer, Inc.	655
7	@	Computer Sciences Corp.	324
128	@	Dell, Inc.	4,460
91	@	EMC Corp.	980
16	@	Gateway, Inc.	70
111		Hewlett-Packard Co.	1,986
63		International Business Machines Corp.	5,336
5	@	Lexmark Intl., Inc.	442
5	@	NCR Corp.	221
14	@	Network Appliance, Inc.	281
120	@	Sun Microsystems, Inc.	461
11	@	Sungard Data Systems, Inc.	253
10	@	Unisys Corp.	100

			15,678

		Cosmetics/Personal Care: 0.0%
5		Alberto-Culver Co.	241
17		Avon Products, Inc.	751
20		Colgate-Palmolive Co.	1,080
51		Gillette Co.	2,168
25		Kimberly-Clark Corp.	1,668
163		Procter & Gamble Co.	9,123

			15,031

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund IV	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Distribution/Wholesale: 0.0%
6		Genuine Parts Co.	$227
5		WW Grainger, Inc.	268

			495

		Diversified Financial Services: 0.2%
47		American Express Co.	2,351
4		Bear Stearns Cos., Inc.	352
9		Capital One Financial Corp.	610
193		Citigroup, Inc.	8,989
36		Countrywide Financial Corp.	1,280
12	@	E*TRADE Financial Corp.	141
36		Fannie Mae	2,679
3		Federated Investors, Inc.	87
9		Franklin Resources, Inc.	479
26		Freddie Mac	1,745
18		Goldman Sachs Group, Inc.	1,614
3		Janus Capital Group, Inc.	41
134		JPMorgan Chase & Co.	5,303
11		Lehman Brothers Holdings, Inc.	813
48		MBNA Corp.	1,159
36		Merrill Lynch & Co., Inc.	1,839
41		Morgan Stanley	2,080
15	@	Providian Financial Corp.	217
18		SLM Corp.	702
2		T. Rowe Price Group, Inc.	99

			32,580

		Electric: 0.0%
38	@	AES Corp.	383
3		Ameren Corp.	140
16		American Electric Power Co., Inc.	524
15		CenterPoint Energy, Inc.	164
6		Cinergy Corp.	243
9		Consolidated Edison, Inc.	380
7		Constellation Energy Group, Inc.	288
6		DTE Energy Co.	248
34		Duke Energy Corp.	753
13		Edison Intl.	349
10		Entergy Corp.	603
26		Exelon Corp.	958
12		FirstEnergy Corp.	483
7		FPL Group, Inc.	484
4		NiSource, Inc.	83
16	@	PG&E Corp.	467
3		Pinnacle West Capital Corp.	127
7		PPL Corp.	335
9		Progress Energy, Inc.	395
4		Public Service Enterprise Group, Inc.	169
29		Southern Co.	880
19		TXU Corp.	791
15		Xcel Energy, Inc.	265

			9,512

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund IV	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Electrical Components and Equipment: 0.0%
17		Emerson Electric Co.	$1,058

			1,058

		Electronics: 0.0%
17	@	Agilent Technologies, Inc.	349
10		Applera Corp. - Applied Biosystems Group	190
4	@	Fisher Scientific Intl.	228
7	@	Jabil Circuit, Inc.	144
8		Parker Hannifin Corp.	436
5		PerkinElmer, Inc.	87
21	@	Sanmina-SCI Corp.	145
29	@	Solectron Corp.	150
5		Tektronix, Inc.	143
8	@	Thermo Electron Corp.	210
4	@	Waters Corp.	173

			2,255

		Entertainment: 0.0%
12		International Game Technology	346

			346

		Environmental Control: 0.0%
10	@	Allied Waste Industries, Inc.	102
21		Waste Management, Inc.	584

			686

		Food: 0.0%
13		Albertson's, Inc.	320
21		ConAgra Foods, Inc.	550
13		General Mills, Inc.	614
10		Hershey Foods Corp.	483
14		HJ Heinz Co.	531
15		Kellogg Co.	630
10	@	Kroger Co.	165
5		McCormick & Co., Inc.	168
6	@	Safeway, Inc.	121
30		Sara Lee Corp.	664
6		Supervalu, Inc.	158
10		Sysco Corp.	321
7		WM Wrigley Jr. Co.	434

			5,159

		Forest Products and Paper: 0.0%
17		Georgia-Pacific Corp.	578
19		International Paper Co.	760
5		Louisiana-Pacific Corp.	124
7		MeadWestvaco Corp.	211
7		Plum Creek Timber Co., Inc.	231
2		Temple-Inland, Inc.	137
10		Weyerhaeuser Co.	625

			2,666

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund IV	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Gas: 0.0%
5		KeySpan Corp.	$191
11		Sempra Energy	397

			588

		Hand/Machine Tools: 0.0%
5		Black & Decker Corp.	345
3		Snap-On, Inc.	95
5		Stanley Works	216

			656

		Healthcare-Products: 0.0%
2		Bausch & Lomb, Inc.	132
10		Baxter Intl., Inc.	305
15		Becton Dickinson & Co.	722
13		Biomet, Inc.	593
31	@	Boston Scientific Corp.	1,108
4		CR Bard, Inc.	224
5		Guidant Corp.	299
148		Johnson & Johnson	8,598
46		Medtronic, Inc.	2,289
7	@	St. Jude Medical, Inc.	471
16		Stryker Corp.	725
15	@	Zimmer Holdings, Inc.	1,070

			16,536

		Healthcare-Services: 0.0%
8	@	Anthem, Inc.	650
9	@	Humana, Inc.	171
3		Manor Care, Inc.	92
2		Quest Diagnostics	171
34		UnitedHealth Group, Inc.	2,248
10	@	WellPoint Health Networks	982

			4,314

		Home Builders: 0.0%
4		Centex Corp.	183

			183

		Home Furnishings: 0.0%
7		Leggett & Platt, Inc.	188
4		Whirlpool Corp.	245

			433

		Household Products/Wares: 0.0%
3		Avery Dennison Corp.	186
7		Clorox Co.	370
7		Fortune Brands, Inc.	512

			1,068

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund IV	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Housewares: 0.0%
4		Newell Rubbermaid, Inc.	$86

			86

		Insurance: 0.1%
17	@@	ACE Ltd.	655
20		Aflac, Inc.	802
43		Allstate Corp.	2,030
4		AMBAC Financial Group, Inc.	302
98		American Intl. Group, Inc.	6,983
11		AON Corp.	285
12		Chubb Corp.	816
9		Cigna Corp.	599
5		Cincinnati Financial Corp.	202
15		Hartford Financial Services Group, Inc.	917
5		Jefferson-Pilot Corp.	240
9		Lincoln National Corp.	408
11		Loews Corp.	625
8		Marsh & McLennan Cos., Inc.	358
5		MBIA, Inc.	286
38		Metlife, Inc.	1,416
5		MGIC Investment Corp.	341
13		Principal Financial Group	451
11		Progressive Corp.	883
21		Prudential Financial, Inc.	970
7		Safeco Corp.	337
25		St. Paul Travelers Cos., Inc.	867
5		Torchmark Corp.	257
12		UnumProvident Corp.	194
7	@@	XL Capital Ltd.	491

			21,715

		Internet: 0.0%
24	@	eBay, Inc.	2,077
19	@	Symantec Corp.	911
51	@	Yahoo!, Inc.	1,454

			4,442

		Iron/Steel: 0.0%
3		Nucor Corp.	235
7		United States Steel Corp.	258

			493

		Leisure Time: 0.0%
5		Brunswick Corp.	197
23		Carnival Corp.	1,053
14		Harley-Davidson, Inc.	854
5		Sabre Holdings Corp. - Class A	115

			2,219

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund IV	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Lodging: 0.0%
5		Harrah's Entertainment, Inc.	$241
13		Hilton Hotels Corp.	232
8		Marriott Intl., Inc.	380
7		Starwood Hotels & Resorts Worldwide, Inc.	309

			1,162

		Machinery-Construction and Mining: 0.0%
13		Caterpillar, Inc.	945

			945

		Machinery-Diversified: 0.0%
10		Deere & Co.	633
7		Rockwell Automation, Inc.	273

			906

		Media: 0.0%
9		Clear Channel Communications, Inc.	302
33	@	Comcast Corp.	930
2		Dow Jones & Co., Inc.	82
10		Gannett Co., Inc.	847
2		Knight-Ridder, Inc.	129
12		McGraw-Hill Cos., Inc.	909
2		Meredith Corp.	100
7		New York Times Co.	284
171	@	Time Warner, Inc.	2,795
12		Tribune Co.	501
65		Viacom, Inc.	2,165
77		Walt Disney Co.	1,729

			10,773

		Metal Fabricate/Hardware: 0.0%
4		Worthington Industries, Inc.	81

			81

		Mining: 0.0%
15		Alcoa, Inc.	486
5		Phelps Dodge Corp.	408

			894

		Miscellaneous Manufacturing: 0.1%
40		3M Co.	3,294
5		Cooper Industries Ltd.	276
12		Danaher Corp.	617
8		Dover Corp.	302
10		Eastman Kodak Co.	296
5		Eaton Corp.	302
393		General Electric Co.	12,887

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund IV	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Miscellaneous Manufacturing: 0.1% (continued)
32		Honeywell Intl., Inc.	$1,151
12		Illinois Tool Works, Inc.	1,095
6	@@	Ingersoll-Rand Co.	390
3		ITT Industries, Inc.	237
5		Pall Corp.	122
5		Textron, Inc.	317
126	@@	Tyco Intl. Ltd.	3,947

			25,233

		Office/Business Equipment: 0.0%
9		Pitney Bowes, Inc.	392
41	@	Xerox Corp.	551

			943

		Oil and Gas: 0.1%
3		Amerada Hess Corp.	242
10		Anadarko Petroleum Corp.	592
12		Apache Corp.	536
24		Burlington Resources, Inc.	870
61		ChevronTexaco Corp.	5,948
34		ConocoPhillips	2,531
14		Devon Energy Corp.	907
4		EOG Resources, Inc.	231
243		Exxon Mobil Corp.	11,201
4		Kerr-McGee Corp.	211
17		Marathon Oil Corp.	617
3	@, @@	Nabors Industries Ltd.	132
5	@	Noble Corp.	201
15		Occidental Petroleum Corp.	775
4		Sunoco, Inc.	246
5	@	Transocean, Inc.	154
9		Unocal Corp.	336
8		Valero Energy Corp.	528

			26,258

		Oil and Gas Services: 0.0%
4		Baker Hughes, Inc.	157
5	@	BJ Services Co.	240
20		Schlumberger Ltd.	1,237

			1,634

		Packaging and Containers: 0.0%
6		Ball Corp.	224
4		Bemis Co.	106
9	@	Pactiv Corp.	213
3	@	Sealed Air Corp.	147

			690

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund IV	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Pharmaceuticals: 0.1%
22		Abbott Laboratories	$917
4		Allergan, Inc.	299
3		AmerisourceBergen Corp.	162
96		Bristol-Myers Squibb Co.	2,278
16		Cardinal Health, Inc.	723
17	@	Caremark Rx, Inc.	488
43		Eli Lilly & Co.	2,728
3	@	Express Scripts, Inc.	190
13	@	Forest Laboratories, Inc.	596
8	@	Gilead Sciences, Inc.	553
6	@	Hospira, Inc.	166
8	@	King Pharmaceuticals, Inc.	100
10	@	Medco Health Solutions, Inc.	312
82		Merck & Co., Inc.	3,688
284		Pfizer, Inc.	9,278
2	@	Watson Pharmaceuticals, Inc.	55
50		Wyeth	1,829

			24,362

		Pipelines: 0.0%
18	@	Dynegy, Inc.	78
5		Kinder Morgan, Inc.	303
20		Williams Cos., Inc.	238

			619

		Real Estate Investment Trusts: 0.0%
6		Prologis	217
3		Simon Property Group, Inc.	168

			385

		Retail: 0.1%
11	@	Bed Bath & Beyond, Inc.	412
12		Best Buy Co., Inc.	558
8		Circuit City Stores, Inc.	104
23	@	Costco Wholesale Corp.	947
14		CVS Corp.	560
6		Darden Restaurants, Inc.	126
4		Dillard's, Inc.	76
13		Dollar General Corp.	256
7		Federated Department Stores	304
58		Gap, Inc.	1,087
82		Home Depot, Inc.	2,997
17		J.C. Penney Co., Inc. Holding Co.	651
5	@	Kohl's Corp.	247
24		Limited Brands	482
28		Lowe's Cos., Inc.	1,392
11		May Department Stores Co.	270
47		McDonald's Corp.	1,270
8		Nordstrom, Inc.	297

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund IV	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Retail: 0.1% (continued)
12	@	Office Depot, Inc.	$192
10		RadioShack Corp.	269
31		Staples, Inc.	889
19	@	Starbucks Corp.	822
33		Target Corp.	1,471
18		TJX Cos., Inc.	381
8	@	Toys R US, Inc.	130
159		Wal-Mart Stores, Inc.	8,374
51		Walgreen Co.	1,859
7		Wendy's Intl., Inc.	241
11		Yum! Brands, Inc.	437

			27,101

		Savings and Loans: 0.0%
6		Golden West Financial Corp.	649
10		Sovereign Bancorp, Inc.	219
32		Washington Mutual, Inc.	1,243

			2,111

		Semiconductors: 0.0%
13	@	Advanced Micro Devices, Inc.	149
18	@	Altera Corp.	341
15		Analog Devices, Inc.	521
64	@	Applied Materials, Inc.	1,017
5	@	Broadcom Corp.	136
241		Intel Corp.	5,130
3	@	KLA-Tencor Corp.	112
12		Linear Technology Corp.	429
15	@	LSI Logic Corp.	72
13		Maxim Integrated Products	565
14	@	National Semiconductor Corp.	187
5	@	Novellus Systems, Inc.	122
61		Texas Instruments, Inc.	1,191
6	@	Xilinx, Inc.	165

			10,137

		Software: 0.1%
10		Adobe Systems, Inc.	459
6		Autodesk, Inc.	266
22		Automatic Data Processing, Inc.	875
12	@	BMC Software, Inc.	180
9	@	Citrix Systems, Inc.	143
22		Computer Associates Intl., Inc.	533
19	@	Compuware Corp.	86
12	@	Electronic Arts, Inc.	597
33		First Data Corp.	1,394
8	@	Fiserv, Inc.	278
11		IMS Health, Inc.	257
8	@	Intuit, Inc.	338
3	@	Mercury Interactive Corp.	104

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund IV	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Software: 0.1% (continued)
402		Microsoft Corp.	$10,974
12	@	Novell, Inc.	71
335	@	Oracle Corp.	3,340
13	@	PeopleSoft, Inc.	226
24	@	Siebel Systems, Inc.	183
16	@	Veritas Software Corp.	268

			20,572

		Telecommunications: 0.1%
15		Alltel Corp.	820
29		AT&T Corp.	429
17	@	Avaya, Inc.	206
75		BellSouth Corp.	2,007
5		CenturyTel, Inc.	161
254	@	Cisco Systems, Inc.	4,764
9	@	Citizens Communications Co.	114
10	@	Comverse Technology, Inc.	175
49	@	Corning, Inc.	496
118		Motorola, Inc.	1,906
42	@	Nextel Communications, Inc.	974
60		Qualcomm, Inc.	2,283
133		SBC Communications, Inc.	3,430
10		Scientific-Atlanta, Inc.	272
15	@	Tellabs, Inc.	136
112		Verizon Communications, Inc.	4,396

			22,569

		Textiles: 0.0%
6		Cintas Corp.	246

			246

		Toys/Games/Hobbies: 0.0%
10		Hasbro, Inc.	185
15		Mattel, Inc.	242

			427

		Transportation: 0.0%
13		Burlington Northern Santa Fe Corp.	465
3		CSX Corp.	95
15		FedEx Corp.	1,230
15		Norfolk Southern Corp.	426
3		Ryder System, Inc.	131
42		United Parcel Service, Inc.	3,069

			5,416

		Total Common Stock
		(Cost $325,865)	392,115

PORTFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund IV	as of August 31, 2004 (Unaudited)(continued)

Principal
Amount					Value

U.S. TREASURY OBLIGATIONS: 98.9%
			U.S. Treasury STRIP: 98.9%
	$40,108,000		1.900%, due 08/15/05		$39,389,746

			Total U.S. Treasury Obligations
			(Cost $37,721,330)		39,389,746

			Total Long-Term Investments
			(Cost $38,047,195)		39,781,861

SHORT-TERM INVESTMENTS: 0.5%
			Repurchase Agreement: 0.5%
	200,000		Goldman Sachs Repurchase Agreement
			dated 08/31/04, 1.570%, due 09/01/04,
			$200,009 to be received upon
			repurchase (Collateralized by
			$182,000 Federal National Mortgage
			Association, 6.250%, Market Value
			plus accrued interest $204,459, due
			05/15/29)		200,000

			Total Short-Term Investments
			(Cost $200,000)		200,000

			Total Investments In Securities
			(Cost $38,247,195)*	100.4%	$39,981,861
			Other Assets and Liabilities—Net	(0.4)	(150,477)

			Net Assets	100.0%	$39,831,384

		@	Non-income producing security
		@@	Foreign issuer
		STRIP	Separate Trading of Registered Interest and Principal of Securities
		*	Cost for federal income tax purposes is $38,304,102. Net unrealized
			appreciation consists of:
			Gross Unrealized Appreciation		$1,681,801
			Gross Unrealized Depreciation		(4,042)

			Net Unrealized Appreciation		$1,677,759

PORTFOLIO OF INVESTMENTS
ING Index Plus Protection Fund	as of August 31, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 2.7%		Advertising: 0.0%
40	@	Interpublic Group of Cos., Inc.	$422
17		Omnicom Group, Inc.	1,170

			1,592

		Aerospace/Defense: 0.1%
110		Boeing Co.	5,744
27		General Dynamics Corp.	2,636
10		Goodrich Corp.	318
33		Lockheed Martin Corp.	1,775
30		Northrop Grumman Corp.	1,550
40		Raytheon Co.	1,389
10		Rockwell Collins, Inc.	344
40		United Technologies Corp.	3,756

			17,512

		Agriculture: 0.0%
170		Altria Group, Inc.	8,322
22		Archer-Daniels-Midland Co.	351
20		Monsanto Co.	732
10		Reynolds American, Inc.	755
10		UST, Inc.	401

			10,561

		Apparel: 0.0%
17		Jones Apparel Group, Inc.	607
5		Liz Claiborne, Inc.	190
33		Nike, Inc.	2,486
5		Reebok Intl. Ltd.	170
10		VF Corp.	493

			3,946

		Auto Manufacturers: 0.0%
250		Ford Motor Co.	3,528
20		General Motors Corp.	826
26		Paccar, Inc.	1,565

			5,919

		Auto Parts and Equipment: 0.0%
10		Cooper Tire & Rubber Co.	226
10		Dana Corp.	189
20		Delphi Corp.	183
20	@	Goodyear Tire & Rubber Co.	220
14		Johnson Controls, Inc.	788

			1,606

PORTFOLIO OF INVESTMENTS
ING Index Plus Protection Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Banks: 0.2%
30		AmSouth Bancorp	$782
326		Bank of America Corp.	14,662
40		BB&T Corp.	1,600
20		Charter One Financial, Inc.	889
20		Comerica, Inc.	1,203
20		Fifth Third Bancorp	996
10		First Horizon National Corp.	455
18		Huntington Bancshares, Inc.	444
40		KeyCorp	1,254
10		M & T Bank Corp.	950
20		Marshall & Ilsley Corp.	802
34		Mellon Financial Corp.	981
52		National City Corp.	1,965
10		North Fork Bancorporation, Inc.	419
20		Northern Trust Corp.	861
25		PNC Financial Services Group, Inc.	1,342
33		Regions Financial Corp.	1,066
30		SouthTrust Corp.	1,241
30		State Street Corp.	1,354
25		SunTrust Banks, Inc.	1,703
30		Synovus Financial Corp.	762
60		The Bank of New York Co., Inc.	1,788
147		US Bancorp	4,337
139		Wachovia Corp.	6,520
140		Wells Fargo & Co.	8,224
10		Zions Bancorporation	623

			57,223

		Beverages: 0.1%
60		Anheuser-Busch Cos., Inc.	3,168
12		Brown-Forman Corp.	570
200		Coca-Cola Co.	8,942
37		Coca-Cola Enterprises, Inc.	764
20		Pepsi Bottling Group, Inc.	536
140		PepsiCo, Inc.	7,000

			20,980

		Biotechnology: 0.0%
104	@	Amgen, Inc.	6,166
30	@	Biogen Idec, Inc.	1,780
20	@	Chiron Corp.	848
10	@	Genzyme Corp.	540

			9,334

		Building Materials: 0.0%
21	@	American Standard Cos., Inc.	790
45		Masco Corp.	1,446
8		Vulcan Materials Co.	381

			2,617

PORTFOLIO OF INVESTMENTS
ING Index Plus Protection Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Chemicals: 0.0%
10		Air Products & Chemicals, Inc.	$524
78		Dow Chemical Co.	3,339
80		E.I. du Pont de Nemours & Co.	3,382
10		Eastman Chemical Co.	465
20		Ecolab, Inc.	598
12		Engelhard Corp.	339
10		International Flavors & Fragrances, Inc.	385
25		PPG Industries, Inc.	1,494
28		Praxair, Inc.	1,136
20		Rohm & Haas Co.	811
10		Sherwin-Williams Co.	413
6		Sigma-Aldrich Corp.	344

			13,230

		Commercial Services: 0.0%
16	@	Apollo Group, Inc.	1,248
110		Cendant Corp.	2,378
4		Deluxe Corp.	171
10		Equifax, Inc.	244
19		H&R Block, Inc.	917
20		McKesson Corp.	619
10		Moody's Corp.	686
39		Paychex, Inc.	1,157
16		Robert Half Intl., Inc.	392
20		RR Donnelley & Sons Co.	615

			8,427

		Computers: 0.1%
40	@	Apple Computer, Inc.	1,380
20	@	Computer Sciences Corp.	927
272	@	Dell, Inc.	9,476
184	@	EMC Corp.	1,982
20	@	Gateway, Inc.	88
250		Hewlett-Packard Co.	4,473
132		International Business Machines Corp.	11,178
8	@	Lexmark Intl., Inc.	708
10	@	NCR Corp.	442
30	@	Network Appliance, Inc.	602
260	@	Sun Microsystems, Inc.	998
20	@	Sungard Data Systems, Inc.	460
20	@	Unisys Corp.	201

			32,915

		Cosmetics/Personal Care: 0.1%
6		Alberto-Culver Co.	290
40		Avon Products, Inc.	1,767
43		Colgate-Palmolive Co.	2,322
105		Gillette Co.	4,463
50		Kimberly-Clark Corp.	3,335
346		Procter & Gamble Co.	19,365

			31,542

PORTFOLIO OF INVESTMENTS
ING Index Plus Protection Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Distribution/Wholesale: 0.0%
10		Genuine Parts Co.	$379
10		WW Grainger, Inc.	534

			913

		Diversified Financial Services: 0.3%
107		American Express Co.	5,352
4		Bear Stearns Cos., Inc.	352
15		Capital One Financial Corp.	1,016
415		Citigroup, Inc.	19,330
80		Countrywide Financial Corp.	2,844
30	@	E*TRADE Financial Corp.	353
79		Fannie Mae	5,882
19		Franklin Resources, Inc.	1,012
56		Freddie Mac	3,759
40		Goldman Sachs Group, Inc.	3,586
20		Janus Capital Group, Inc.	275
286		JPMorgan Chase & Co.	11,320
23		Lehman Brothers Holdings, Inc.	1,699
100		MBNA Corp.	2,414
76		Merrill Lynch & Co., Inc.	3,881
88		Morgan Stanley	4,464
30	@	Providian Financial Corp.	433
39		SLM Corp.	1,522
9		T. Rowe Price Group, Inc.	446

			69,940

		Electric: 0.1%
90	@	AES Corp.	908
10		Ameren Corp.	468
29		American Electric Power Co., Inc.	949
22		CenterPoint Energy, Inc.	241
10		Cinergy Corp.	405
20		Consolidated Edison, Inc.	844
14		Constellation Energy Group, Inc.	575
10		DTE Energy Co.	413
71		Duke Energy Corp.	1,572
27		Edison Intl.	726
18		Entergy Corp.	1,085
48		Exelon Corp.	1,769
30		FirstEnergy Corp.	1,207
15		FPL Group, Inc.	1,038
10		NiSource, Inc.	208
30	@	PG&E Corp.	876
10		Pinnacle West Capital Corp.	422
12		PPL Corp.	574
20		Progress Energy, Inc.	878
8		Public Service Enterprise Group, Inc.	339
60		Southern Co.	1,821
45		TXU Corp.	1,872
30		Xcel Energy, Inc.	530

			19,720

PORTFOLIO OF INVESTMENTS
ING Index Plus Protection Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Electrical Components and Equipment: 0.0%
34		Emerson Electric Co.	$2,117

			2,117

		Electronics: 0.0%
40	@	Agilent Technologies, Inc.	820
20		Applera Corp. - Applied Biosystems Group	381
10	@	Fisher Scientific Intl.	570
20	@	Jabil Circuit, Inc.	413
20		Parker Hannifin Corp.	1,086
10		PerkinElmer, Inc.	175
40	@	Sanmina-SCI Corp.	277
70	@	Solectron Corp.	361
10		Tektronix, Inc.	286
10	@	Thermo Electron Corp.	263
10	@	Waters Corp.	433

			5,065

		Entertainment: 0.0%
30		International Game Technology	866

			866

		Environmental Control: 0.0%
20	@	Allied Waste Industries, Inc.	205
50		Waste Management, Inc.	1,389

			1,594

		Food: 0.0%
30		Albertson's, Inc.	737
40		ConAgra Foods, Inc.	1,048
30		General Mills, Inc.	1,418
20		Hershey Foods Corp.	966
30		HJ Heinz Co.	1,137
34		Kellogg Co.	1,426
20	@	Kroger Co.	331
10		McCormick & Co., Inc.	336
10	@	Safeway, Inc.	202
60		Sara Lee Corp.	1,328
15		Supervalu, Inc.	395
22		Sysco Corp.	707
18		WM Wrigley Jr. Co.	1,117

			11,148

		Forest Products and Paper: 0.0%
30		Georgia-Pacific Corp.	1,019
39		International Paper Co.	1,562
20		Louisiana-Pacific Corp.	494
20		MeadWestvaco Corp.	603
10		Plum Creek Timber Co., Inc.	330
20		Weyerhaeuser Co.	1,250

			5,258

PORTFOLIO OF INVESTMENTS
ING Index Plus Protection Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Gas: 0.0%
10		KeySpan Corp.	$381
27		Sempra Energy	976

			1,357

		Hand/Machine Tools: 0.0%
10		Black & Decker Corp.	689
10		Stanley Works	433

			1,122

		Healthcare-Products: 0.1%
20		Baxter Intl., Inc.	611
40		Becton Dickinson & Co.	1,925
30		Biomet, Inc.	1,370
66	@	Boston Scientific Corp.	2,358
12		CR Bard, Inc.	673
12		Guidant Corp.	718
320		Johnson & Johnson	18,591
99		Medtronic, Inc.	4,924
15	@	St. Jude Medical, Inc.	1,009
32		Stryker Corp.	1,450
36	@	Zimmer Holdings, Inc.	2,567

			36,196

		Healthcare-Services: 0.0%
13		Aetna, Inc.	1,204
20	@	Anthem, Inc.	1,625
20	@	Humana, Inc.	380
10		Manor Care, Inc.	307
76		UnitedHealth Group, Inc.	5,026
22	@	WellPoint Health Networks	2,160

			10,702

		Home Builders: 0.0%
10		Centex Corp.	458

			458

		Home Furnishings: 0.0%
20		Leggett & Platt, Inc.	538
5		Whirlpool Corp.	306

			844

		Household Products/Wares: 0.0%
10		Avery Dennison Corp.	622
18		Clorox Co.	951
13		Fortune Brands, Inc.	951

			2,524

PORTFOLIO OF INVESTMENTS
ING Index Plus Protection Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Housewares: 0.0%
10		Newell Rubbermaid, Inc.	$215

			215

		Insurance: 0.1%
37	@@	ACE Ltd.	1,426
39		Aflac, Inc.	1,564
97		Allstate Corp.	4,578
10		AMBAC Financial Group, Inc.	755
210		American Intl. Group, Inc.	14,959
20		AON Corp.	519
25		Chubb Corp.	1,700
20		Cigna Corp.	1,331
10		Cincinnati Financial Corp.	404
30		Hartford Financial Services Group, Inc.	1,835
10		Jefferson-Pilot Corp.	479
20		Lincoln National Corp.	906
20		Loews Corp.	1,136
14		Marsh & McLennan Cos., Inc.	626
10		MBIA, Inc.	573
87		Metlife, Inc.	3,241
10		MGIC Investment Corp.	683
22		Principal Financial Group	764
24		Progressive Corp.	1,927
40		Prudential Financial, Inc.	1,847
10		Safeco Corp.	482
50		St. Paul Travelers Cos., Inc.	1,735
10		Torchmark Corp.	515
20		UnumProvident Corp.	324
11	@@	XL Capital Ltd.	772

			45,081

		Internet: 0.0%
52	@	eBay, Inc.	4,501
40	@	Symantec Corp.	1,918
110	@	Yahoo!, Inc.	3,136

			9,555

		Iron/Steel: 0.0%
10		Allegheny Technologies, Inc.	188
10		Nucor Corp.	783
10		United States Steel Corp.	369

			1,340

		Leisure Time: 0.0%
10		Brunswick Corp.	393
50		Carnival Corp.	2,289
35		Harley-Davidson, Inc.	2,136
10		Sabre Holdings Corp. - Class A	230

			5,048

PORTFOLIO OF INVESTMENTS
ING Index Plus Protection Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Lodging: 0.0%
10		Harrah's Entertainment, Inc.	$482
33		Hilton Hotels Corp.	589
19		Marriott Intl., Inc.	902
20		Starwood Hotels & Resorts Worldwide, Inc.	884

			2,857

		Machinery-Construction and Mining: 0.0%
27		Caterpillar, Inc.	1,963

			1,963

		Machinery-Diversified: 0.0%
20		Deere & Co.	1,265
20		Rockwell Automation, Inc.	780

			2,045

		Media: 0.1%
20		Clear Channel Communications, Inc.	670
70	@	Comcast Corp.	1,972
10		Dow Jones & Co., Inc.	411
23		Gannett Co., Inc.	1,948
7		Knight-Ridder, Inc.	451
27		McGraw-Hill Cos., Inc.	2,045
6		Meredith Corp.	300
14		New York Times Co.	569
358	@	Time Warner, Inc.	5,853
26		Tribune Co.	1,086
139		Viacom, Inc.	4,630
167		Walt Disney Co.	3,749

			23,684

		Metal Fabricate/Hardware: 0.0%
10		Worthington Industries, Inc.	204

			204

		Mining: 0.0%
29		Alcoa, Inc.	939
10		Phelps Dodge Corp.	816

			1,755

		Miscellaneous Manufacturing: 0.2%
84		3M Co.	6,918
10		Cooper Industries Ltd.	552
20		Danaher Corp.	1,028
20		Dover Corp.	755
20		Eastman Kodak Co.	592
14		Eaton Corp.	845
844		General Electric Co.	27,674
68		Honeywell Intl., Inc.	2,447
25		Illinois Tool Works, Inc.	2,282

PORTFOLIO OF INVESTMENTS
ING Index Plus Protection Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Miscellaneous Manufacturing: 0.2% (continued)
15	@@	Ingersoll-Rand Co.	$975
10		ITT Industries, Inc.	791
10		Pall Corp.	244
10		Textron, Inc.	635
269	@@	Tyco Intl. Ltd.	8,425

			54,163

		Office/Business Equipment: 0.0%
20		Pitney Bowes, Inc.	871
90	@	Xerox Corp.	1,209

			2,080

		Oil and Gas: 0.3%
8		Amerada Hess Corp.	644
24		Anadarko Petroleum Corp.	1,421
28		Apache Corp.	1,251
54		Burlington Resources, Inc.	1,956
137		ChevronTexaco Corp.	13,358
75		ConocoPhillips	5,582
29		Devon Energy Corp.	1,879
14		EOG Resources, Inc.	809
528		Exxon Mobil Corp.	24,342
8		Kerr-McGee Corp.	422
41		Marathon Oil Corp.	1,487
3	@, @@	Nabors Industries Ltd.	132
10	@	Noble Corp.	402
31		Occidental Petroleum Corp.	1,601
10		Sunoco, Inc.	615
5	@	Transocean, Inc.	154
19		Unocal Corp.	709
20		Valero Energy Corp.	1,321

			58,085

		Oil and Gas Services: 0.0%
10		Baker Hughes, Inc.	393
7	@	BJ Services Co.	336
50		Schlumberger Ltd.	3,091

			3,820

		Packaging and Containers: 0.0%
14		Ball Corp.	522
10		Bemis Co.	264
10	@	Pactiv Corp.	237
6	@	Sealed Air Corp.	295

			1,318

PORTFOLIO OF INVESTMENTS
ING Index Plus Protection Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Pharmaceuticals: 0.2%
50		Abbott Laboratories	$2,085
10		Allergan, Inc.	747
10		AmerisourceBergen Corp.	541
212		Bristol-Myers Squibb Co.	5,031
30		Cardinal Health, Inc.	1,356
40	@	Caremark Rx, Inc.	1,148
90		Eli Lilly & Co.	5,710
10	@	Express Scripts, Inc.	632
29	@	Forest Laboratories, Inc.	1,330
20	@	Gilead Sciences, Inc.	1,383
10	@	Hospira, Inc.	277
30	@	King Pharmaceuticals, Inc.	374
20	@	Medco Health Solutions, Inc.	625
182		Merck & Co., Inc.	8,184
617		Pfizer, Inc.	20,156
106		Wyeth	3,876

			53,455

		Pipelines: 0.0%
40	@	Dynegy, Inc.	174
10		Kinder Morgan, Inc.	605
40		Williams Cos., Inc.	476

			1,255

		Real Estate Investment Trusts: 0.0%
10		Prologis	361
5		Simon Property Group, Inc.	280

			641

		Retail: 0.3%
25	@	Bed Bath & Beyond, Inc.	936
30		Best Buy Co., Inc.	1,396
20		Circuit City Stores, Inc.	259
47	@	Costco Wholesale Corp.	1,935
30		CVS Corp.	1,200
10		Darden Restaurants, Inc.	210
10		Dillard's, Inc.	190
30		Dollar General Corp.	591
16		Federated Department Stores	694
120		Gap, Inc.	2,249
173		Home Depot, Inc.	6,324
40		J.C. Penney Co., Inc. Holding Co.	1,533
10	@	Kohl's Corp.	495
50		Limited Brands	1,004
64		Lowe's Cos., Inc.	3,180
20		May Department Stores Co.	490
100		McDonald's Corp.	2,702
20		Nordstrom, Inc.	743
30	@	Office Depot, Inc.	480
20		RadioShack Corp.	539

PORTFOLIO OF INVESTMENTS
ING Index Plus Protection Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Retail: 0.3% (continued)
70		Staples, Inc.	$2,008
40	@	Starbucks Corp.	1,730
70		Target Corp.	3,121
35		TJX Cos., Inc.	741
18	@	Toys R US, Inc.	292
343		Wal-Mart Stores, Inc.	18,065
110		Walgreen Co.	4,009
10		Wendy's Intl., Inc.	344
26		Yum! Brands, Inc.	1,032

			58,492

		Savings and Loans: 0.0%
13		Golden West Financial Corp.	1,407
30		Sovereign Bancorp, Inc.	656
72		Washington Mutual, Inc.	2,796

			4,859

		Semiconductors: 0.1%
30	@	Advanced Micro Devices, Inc.	343
40	@	Altera Corp.	757
30		Analog Devices, Inc.	1,042
134	@	Applied Materials, Inc.	2,129
10	@	Broadcom Corp.	271
525		Intel Corp.	11,177
10	@	KLA-Tencor Corp.	374
30		Linear Technology Corp.	1,073
40	@	LSI Logic Corp.	193
30		Maxim Integrated Products	1,303
30	@	National Semiconductor Corp.	400
10	@	Novellus Systems, Inc.	244
140		Texas Instruments, Inc.	2,736
10	@	Xilinx, Inc.	274

			22,316

		Software: 0.1%
20		Adobe Systems, Inc.	917
10		Autodesk, Inc.	444
50		Automatic Data Processing, Inc.	1,989
30	@	BMC Software, Inc.	449
10	@	Citrix Systems, Inc.	159
46		Computer Associates Intl., Inc.	1,114
42	@	Compuware Corp.	190
24	@	Electronic Arts, Inc.	1,195
67		First Data Corp.	2,831
15	@	Fiserv, Inc.	522
20		IMS Health, Inc.	467
17	@	Intuit, Inc.	719
863		Microsoft Corp.	23,559
30	@	Novell, Inc.	177
720	@	Oracle Corp.	7,178
30	@	PeopleSoft, Inc.	522
49	@	Siebel Systems, Inc.	373
40	@	Veritas Software Corp.	669

			43,474

PORTFOLIO OF INVESTMENTS
ING Index Plus Protection Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Telecommunications: 0.2%
35		Alltel Corp.	$1,913
61		AT&T Corp.	902
30	@	Avaya, Inc.	364
158		BellSouth Corp.	4,228
10		CenturyTel, Inc.	322
540	@	Cisco Systems, Inc.	10,129
20	@	Citizens Communications Co.	253
10	@	Comverse Technology, Inc.	175
96	@	Corning, Inc.	972
250		Motorola, Inc.	4,038
99	@	Nextel Communications, Inc.	2,296
126		Qualcomm, Inc.	4,794
283		SBC Communications, Inc.	7,298
20		Scientific-Atlanta, Inc.	545
40	@	Tellabs, Inc.	363
242		Verizon Communications, Inc.	9,498

			48,090

		Textiles: 0.0%
10		Cintas Corp.	410

			410

		Toys/Games/Hobbies: 0.0%
20		Hasbro, Inc.	371
30		Mattel, Inc.	482

			853

		Transportation: 0.0%
30		Burlington Northern Santa Fe Corp.	1,074
10		CSX Corp.	316
31		FedEx Corp.	2,542
30		Norfolk Southern Corp.	852
10		Ryder System, Inc.	438
93		United Parcel Service, Inc.	6,793

			12,015

		Total Common Stock
		(Cost $676,352)	846,301

PORTFOLIO OF INVESTMENTS
ING Index Plus Protection Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.4%
		Federal National Mortgage Association: 15.4%
$5,000,000		2.260%, due 11/15/05		$4,865,055

		Total U.S. Government Agency Obligations
		(Cost $4,728,799)		4,865,055

U.S. TREASURY OBLIGATIONS: 59.4%
		U.S. Treasury STRIP: 59.4%
19,251,000		2.020%, due 11/15/05		18,792,403

		Total U.S. Treasury Obligations
		(Cost $18,581,788)		18,792,403

OTHER BONDS: 22.2%
		Sovereign: 22.2%
7,234,000		Israel Trust, 2.470%, due 11/15/05		7,023,881

		Total Other Bonds
		(Cost $6,887,011)		7,023,881

		Total Long-Term Investments
		(Cost $30,873,950)		31,527,640

SHORT-TERM INVESTMENTS: 0.7%
		Repurchase Agreement: 0.7%
228,000		Goldman Sachs Repurchase Agreement dated 08/31/04, 1.570%, due 09/01/04, $228,010 to be received upon repurchase (Collateralized by $208,000 Federal National Mortgage Association,
		6.250%, Market Value plus accrued interest $233,668, due
		05/15/29)		228,000

		Total Short-Term Investments
		(Cost $228,000)		228,000

		Total Investments In Securities
		(Cost $31,101,950)*	100.4%	$31,755,640
		Other Assets and Liabilities—Net	(0.4)	(116,241)

		Net Assets	100.0%	$31,639,399

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $31,219,327. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$542,291
		Gross Unrealized Depreciation		5,978)

		Net Unrealized Appreciation		$536,313

PORTFOLIO OF INVESTMENTS
ING Growth Fund	as of August 31, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 100.0%
		Aerospace/Defense: 3.4%
20,000		Boeing Co.	$1,044,400
27,900		Goodrich Corp.	886,104
16,500		United Technologies Corp.	1,549,515

			3,480,019

		Agriculture: 1.1%
30,100		Monsanto Co.	1,101,660

			1,101,660

		Apparel: 1.4%
19,500		Nike, Inc.	1,468,545

			1,468,545

		Beverages: 1.6%
36,400		Coca-Cola Co.	1,627,444

			1,627,444

		Biotechnology: 2.5%
34,432	@	Amgen, Inc.	2,041,473
10,900	@	Genentech, Inc.	531,702

			2,573,175

		Commercial Services: 2.1%
80,900	@, @@	Accenture Ltd. – Class A	2,111,490

			2,111,490

		Computers: 8.1%
33,700	@	Apple Computer, Inc.	1,162,313
74,200	@	Dell, Inc.	2,585,128
133,800	@	EMC Corp.	1,441,026
30,300		International Business Machines Corp.	2,566,107
21,200	@	Storage Technology Corp.	514,100

			8,268,674

		Cosmetics/Personal Care: 4.8%
12,300		Estee Lauder Cos., Inc. – Class A	540,585
29,900		Gillette Co.	1,270,750
54,300		Procter & Gamble Co.	3,039,171

			4,850,506

		Diversified Financial Services: 4.3%
26,100		Capital One Financial Corp.	1,768,536
14,900		Goldman Sachs Group, Inc.	1,335,785
25,000		Morgan Stanley	1,268,250

			4,372,571

PORTFOLIO OF INVESTMENTS
ING Growth Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Healthcare-Products: 9.6%
20,600	@@	Alcon, Inc.	$1,541,704
87,400		Johnson & Johnson	5,077,940
25,900	@	St. Jude Medical, Inc.	1,741,775
43,106	@	Varian Medical Systems, Inc.	1,428,964

			9,790,383

		Healthcare-Services: 3.9%
24,900		Aetna, Inc.	2,306,985
55,430	@	DaVita, Inc.	1,680,083

			3,987,068

		Home Furnishings: 0.9%
9,200		Harman Intl. Industries, Inc.	889,548

			889,548

		Insurance: 2.5%
36,000		American Intl. Group, Inc.	2,564,640

			2,564,640

		Internet: 2.2%
13,300	@	eBay, Inc.	1,150,982
21,700	@	Symantec Corp.	1,040,732

			2,191,714

		Media: 3.1%
62,767	@	DIRECTV Group, Inc.	996,112
95,700		Walt Disney Co.	2,148,465

			3,144,577

		Mining: 1.3%
42,100		Alcoa, Inc.	1,363,198

			1,363,198

		Miscellaneous Manufacturing: 9.2%
34,223		3M Co.	2,818,606
28,114		Danaher Corp.	1,445,622
76,972		General Electric Co.	2,523,912
80,200	@@	Tyco Intl. Ltd.	2,511,864

			9,300,004

PORTFOLIO OF INVESTMENTS
ING Growth Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Oil and Gas: 1.6%
7,500		Amerada Hess Corp.	$603,750
15,400		Devon Energy Corp.	998,074

			1,601,824

		Oil and Gas Services: 1.5%
52,800		Halliburton Co.	1,540,176

			1,540,176

		Pharmaceuticals: 9.0%
65,400	@	Caremark Rx, Inc.	1,876,980
29,900	@	Endo Pharmaceuticals Holdings, Inc.	507,104
50,300	@	Gilead Sciences, Inc.	3,477,239
73,370		Pfizer, Inc.	2,396,998
37,700		Valeant Pharmaceuticals Intl.	884,442

			9,142,763

		Retail: 10.1%
37,500		CVS Corp.	1,500,000
83,700		Home Depot, Inc.	3,060,072
52,000		J.C. Penney Co., Inc. Holding Co.	1,992,640
31,600		McDonald's Corp.	853,832
46,900		Staples, Inc.	1,345,092
27,500		Wal-Mart Stores, Inc.	1,448,425

			10,200,061

		Semiconductors: 3.2%
25,600	@	Altera Corp.	484,352
129,700		Intel Corp.	2,761,313

			3,245,665

		Software: 5.0%
185,900		Microsoft Corp.	5,075,070

			5,075,070

		Telecommunications: 7.1%
132,400	@	Cisco Systems, Inc.	2,483,824
53,441	@	Crown Castle Intl. Corp.	764,741
61,700	@	Nextel Communications, Inc.	1,430,823
65,600		Qualcomm, Inc.	2,496,080

			7,175,468

		Transportation: 0.5%
6,100		FedEx Corp.	500,139

			500,139

		Total Common Stock
		(Cost $95,302,341)	101,566,382

PORTFOLIO OF INVESTMENTS
ING Growth Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount	Value

SHORT-TERM INVESTMENTS: 1.0%
	Repurchase Agreement: 1.0%
$952,000 S	Goldman Sachs Repurchase Agreement dated 08/31/04,
	1.570%, due 09/01/04, $952,042 to be received upon repurchase
	(Collateralized by $865,000 Federal National Mortgage
	Association, 6.250%, Market Value plus accrued interest $971,743,
	due 05/15/29)		$952,000
	Total Short-Term Investments
	(Cost $952,000)		952,000

	Total Investments In Securities
	(Cost $96,254,341)*	101.0%	$102,518,382
	Other Assets and Liabilities—Net	(1.0)	(975,002)

	Net Assets	100.0%	$101,543,380

@	Non-income producing security
@@	Foreign issuer
S	Segregated securities for futures, when-issued or delayed delivery securities held at August 31, 2004.

*	Cost for federal income tax purposes is $98,142,873.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$6,243,962
	Gross Unrealized Depreciation		(1,868,453)

	Net Unrealized Appreciation		$4,375,509

Information concerning open futures contracts at August 31, 2004 is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Gain

S&P500 Future	3	$828,075	September-04	$(552)

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 92.4%
		Aerospace/Defense: 2.7%
36,500		Engineered Support Systems, Inc.	$1,577,165
52,700	@	Teledyne Technologies, Inc.	1,272,705
60,300	@	United Defense Industries, Inc.	2,305,269

			5,155,139

		Airlines: 1.0%
106,600	@, L	Northwest Airlines Corp.	1,004,172
61,600	@	Republic Airways Holdings, Inc.	819,280

			1,823,452

		Apparel: 1.9%
90,400	@	Quiksilver, Inc.	1,966,200
82,000	@	Warnaco Group, Inc.	1,651,480

			3,617,680

		Banks: 4.6%
33,400		Boston Private Financial Holdings, Inc.	813,624
53,100		Chittenden Corp.	1,906,290
75,800		Greater Bay BanCorp	2,158,026
77,200		Hudson United BanCorp.	2,795,412
17,500		IBERIABANK Corp.	982,975

			8,656,327

		Biotechnology: 0.3%
64,500	@, L	Diversa Corp.	516,000

			516,000

		Commercial Services: 1.4%
41,653		Bowne & Co., Inc.	558,983
34,553	@	Exponent, Inc.	897,030
69,000		Gevity HR, Inc.	1,230,961

			2,686,974

		Computers: 3.4%
75,000		Agilysys, Inc.	1,168,500
58,000	@	Brooktrout, Inc.	495,320
95,000	@	Covansys Corp.	897,750
75,300	@	InterVoice, Inc.	679,959
120,000	@, L	Lexar Media, Inc.	688,800
40,000	@	Manhattan Associates, Inc.	933,600
69,100		MTS Systems Corp.	1,502,925

			6,366,854

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Distribution/Wholesale: 1.0%
60,700	@, L	Brightpoint, Inc.	$804,275
37,874		Watsco, Inc.	1,101,376

			1,905,651

		Diversified Financial Services: 1.0%
200,000	@, L	Knight Trading Group, Inc.	1,812,000

			1,812,000

		Electrical Components and Equipment: 1.6%
84,400		Ametek, Inc.	2,409,620
78,900	@	Artesyn Technologies, Inc.	671,439

			3,081,059

		Electronics: 3.6%
67,027	@	Benchmark Electronics, Inc.	1,927,697
94,200	@	Checkpoint Systems, Inc.	1,422,420
18,200	@, L	NVE Corp.	600,600
50,000	@	SBS Technologies, Inc.	513,000
83,700	@	Trimble Navigation Ltd.	2,305,098

			6,768,815

		Energy-Alternate Sources: 0.9%
53,500	@, L	Headwaters, Inc.	1,637,635

			1,637,635

		Engineering and Construction: 2.0%
78,900	@	URS Corp.	1,948,830
50,000	@	Washington Group Intl., Inc.	1,759,000

			3,707,830

		Food: 2.9%
55,000	L	Cal-Maine Foods, Inc.	595,100
56,500		Corn Products Intl., Inc.	2,607,475
50,000		Sanderson Farms, Inc.	1,709,500
64,000	@, L	Wild Oats Markets, Inc.	565,120

			5,477,195

		Forest Products and Paper: 3.3%
101,000		Louisiana-Pacific Corp.	2,494,700
60,700		Pope & Talbot, Inc.	1,118,701
60,700		Potlatch Corp.	2,604,030

			6,217,431

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Healthcare-Products: 0.7%
45,528	@	Wright Medical Group, Inc.	$1,229,256

			1,229,256

		Healthcare-Services: 3.6%
105,600	@, L	Kindred Healthcare, Inc.	2,730,816
188,300		Select Medical Corp.	2,500,624
37,700	@	Sierra Health Services, Inc.	1,625,624

			6,857,064

		Household Products/Wares: 0.7%
41,850	@	Central Garden & Pet Co.	1,311,579

			1,311,579

		Insurance: 1.6%
75,800		AmerUs Group Co.	3,021,388

			3,021,388

		Internet: 1.2%
24,300	@, L	Equinix, Inc.	772,497
72,800	@	Netegrity, Inc.	441,896
131,800	@	ValueClick, Inc.	952,914

			2,167,307

		Investment Companies: 0.3%
46,300		Apollo Investment Corp.	649,589

			649,589

		Iron/Steel: 0.9%
36,500		Carpenter Technology Corp.	1,616,950

			1,616,950

		Leisure Time: 0.5%
75,800	@	K2, Inc.	1,003,592

			1,003,592

		Lodging: 1.1%
109,000	@	Interstate Hotels & Resorts, Inc.	455,620
208,000	@	La Quinta Corp.	1,630,720

			2,086,340

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Machinery-Construction and Mining: 1.8%
92,325	@, L	Terex Corp.	$3,335,702

			3,335,702

		Machinery-Diversified: 3.9%
60,000		Briggs & Stratton	4,506,000
27,000		Middleby Corp.	1,353,240
85,000		Wabtec Corp.	1,454,350

			7,313,590

		Media: 2.3%
72,800	@, L	4Kids Entertainment, Inc.	1,268,904
100,000	@, L	Cumulus Media, Inc.	1,510,000
37,000		Liberty Corp.	1,495,540

			4,274,444

		Miscellaneous Manufacturing: 0.6%
30,273	@, L	Ceradyne, Inc.	1,178,528

			1,178,528

		Oil and Gas: 6.5%
105,500	@	Denbury Resources, Inc.	2,310,450
100,000	@	KCS Energy, Inc.	1,255,000
40,000	@	Newfield Exploration Co.	2,214,000
75,300		Patina Oil & Gas Corp.	2,015,781
67,012	@	Plains Exploration & Production Co.	1,300,703
94,100	@	Southwestern Energy Co.	3,347,136

			12,443,070

		Oil and Gas Services: 0.6%
30,000	@	Hydril Co.	1,072,500

			1,072,500

		Pharmaceuticals: 3.0%
88,600	@	Alkermes, Inc.	941,818
24,000	@, L	American Pharmaceutical Partners, Inc.	729,840
59,400	@	Amylin Pharmaceuticals, Inc.	1,175,526
73,700	@	Critical Therapeutics, Inc.	403,876
13,800	@, L	MannKind Corp.	192,510
37,000	@	MGI Pharma, Inc.	859,510
39,500	@	Nabi Biopharmaceuticals	461,360
15,000	@, L	OSI Pharmaceuticals, Inc.	893,850

			5,658,290

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Real Estate: 0.4%
42,400	@, L	CB Richard Ellis Group, Inc.	$826,376

			826,376

		Real Estate Investment Trusts: 10.8%
121,400		Acadia Realty Trust	1,778,510
48,600		Alexandria Real Estate Equities, Inc.	3,149,280
51,600		Corporate Office Properties Trust	1,364,820
121,500	@	Felcor Lodging Trust, Inc.	1,422,765
36,700	@	Gramercy Capital Corp.	552,335
53,000		LaSalle Hotel Properties	1,496,720
97,200	@	Meristar Hospitality Corp.	559,872
86,000		Newcastle Investment Corp.	2,603,220
147,900	L	Reckson Associates Realty Corp.	4,348,260
42,500		SL Green Realty Corp.	2,125,000
30,400		Washington Real Estate Investment Trust	922,032

			20,322,814

		Retail: 3.3%
91,100	@	Aeropostale, Inc.	2,837,765
80,200		Claire's Stores, Inc.	1,952,068
44,900	@, L	Electronics Boutique Holdings Corp.	1,370,797

			6,160,630

		Savings and Loans: 1.0%
150,000		First Niagara Financial Group, Inc.	1,888,500

			1,888,500

		Semiconductors: 3.3%
155,000	@	Cirrus Logic, Inc.	784,300
35,000	@, L	Cree, Inc.	875,350
70,000	@	Cypress Semiconductor Corp.	683,200
109,000	@	Pericom Semiconductor Corp.	1,074,740
67,800	@, L	Photronics, Inc.	972,930
33,000	@	Varian Semiconductor Equipment Associates, Inc.	924,000
45,200	@	Veeco Instruments, Inc.	875,072

			6,189,592

		Software: 5.5%
62,026	@	Activision, Inc.	892,554
85,000	@, L	Aspen Technology, Inc.	492,150
91,100	@	Avid Technology, Inc.	3,941,897
200,000	@	Informatica Corp.	1,184,000
52,700	@	Progress Software Corp.	1,061,378
32,200	@, L	Take-Two Interactive Software, Inc.	1,054,550
95,700	@, L	THQ, Inc.	1,817,343

			10,443,872

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Telecommunications: 3.7%
180,000	@	Adaptec, Inc.	$1,256,400
90,000	@	Anixter Intl., Inc.	3,174,300
54,600	@	Aspect Communications Corp.	467,376
40,289	@	Comtech Telecommunications	729,634
45,500	@	Intrado, Inc.	420,420
170,000	@, L	RF Micro Devices, Inc.	870,400

			6,918,530

		Transportation: 3.5%
60,000	@	Landstar System, Inc.	3,148,800
50,000	@	Overseas Shipholding Group, Inc.	2,150,000
65,000	@	Sirva, Inc.	1,376,700

			6,675,500

		Total Common Stock
		(Cost $160,312,548)	174,075,045

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 16.1%
		Repurchase Agreement: 7.6%
$14,364,000 S		Goldman Sachs Repurchase Agreement dated 08/31/04, 1.570% due 09/01/04, $14,364,626 to be received upon repurchase (Collateralized by $14,349,000 Federal Home Loan Mortgage Corporation, 5.000%, Market Value plus accrued interest $14,652,096, due 03/18/14)		$14,364,000

		Total Repurchase Agreement
		(Cost $14,364,000)		$14,364,000

		Securities Lending CollateralCC:8.5%
16,068,713		The Bank of New York
		Institutional Cash Reserves Fund		16,068,713
		Total Securities Lending Collateral
		(Cost $16,068,713)		16,068,713

		Total Short-Term Investments
		(Cost $30,432,713)		30,432,713

		Total Investments in Securities
		(Cost $190,745,261)*	108.5%	$204,507,758
		Other Assets and Liabilities—Net	(8.5)	(16,063,909)

		Net Assets	100.0%	$188,443,849

	@	Non-income producing security.
	cc	Securities purchased with cash collateral for securities loaned.
	S	Segregated securities for futures, when-issued or delayed delivery securities held at August 31, 2004.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2004.
	*	Cost for federal income tax purposes is $190,858,821. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$27,817,045
		Gross Unrealized Depreciation		(14,168,108)

		Net Unrealized Appreciation		$13,648,937

Information concerning open futures contracts at August 31, 2004 is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Loss

Russell 2000 Future	14	$3,836,700	09/17/04	$(103,039)

PORTFOLIO OF INVESTMENTS
ING Global Science and Technology Fund	as of August 31, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 95.5%
		Biotechnology: 6.8%
37,758	@	Arqule, Inc.	$185,769
15,800	@, L	Chiron Corp.	669,604
24,500	@, L	Corgentech, Inc.	330,505
27,800	@	Genentech, Inc.	1,356,084
6,400	@	Invitrogen Corp.	316,800
30,900	@	Medimmune, Inc.	737,583
26,300	@	Nektar Therapeutics	335,062
27,700	@, L	Protein Design Labs, Inc.	507,741
31,700	@, L	Virologic, Inc.	55,158

			4,494,306

		Commercial Services: 1.2%
31,400	@, @@	Accenture Ltd.	819,540

			819,540

		Computers: 4.2%
21,100	@	Dell, Inc.	735,124
69,050	@	EMC Corp.	743,669
33,500		Hewlett-Packard Co.	599,315
7,800		International Business Machines Corp.	660,582

			2,738,690

		Electrical Components and Equipment: 1.5%
95,000	@, L	General Cable Corp.	1,000,350

			1,000,350

		Electronics: 2.0%
89,700	@	Sanmina-SCI Corp.	620,724
26,300	@	Thermo Electron Corp.	690,901

			1,311,625

		Healthcare-Products: 4.2%
30,900	@	Boston Scientific Corp.	1,104,057
89,000	@	Caliper Life Sciences, Inc.	567,820
7,000	@, @@, L	Given Imaging Ltd.	248,500
14,500		Guidant Corp.	867,100

			2,787,477

		Healthcare-Services: 0.8%
14,500	@	Inveresk Research Group, Inc.	514,895

			514,895

PORTFOLIO OF INVESTMENTS
ING Global Science and Technology Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Internet: 10.3%
71,300	@, L	aQuantive, Inc.	$617,458
19,500	@	Ask Jeeves, Inc.	505,440
46,200	@, L	Digitas, Inc.	330,330
9,900	@	eBay, Inc.	856,746
90,200	@	iVillage, Inc.	524,062
29,400	@	RightNow Technologies, Inc.	267,540
21,500	@	SonicWALL, Inc.	116,100
25,100	@, L	Symantec Corp.	1,203,796
80,000	@	TIBCO Software, Inc.	505,600
46,400	@	Verisign, Inc.	805,504
35,540	@	Yahoo!, Inc.	1,013,245

			6,745,821

		Media: 1.5%
70,400	@	Mediacom Communications Corp. - Class A	440,000
75,500	@, L	UnitedGlobalCom, Inc. - Class A	513,400

			953,400

		Pharmaceuticals: 9.8%
22,400	@	Amylin Pharmaceuticals, Inc.	443,296
16,800	@	Andrx Corp.	338,688
39,200	@	Auxilium Pharmaceuticals, Inc.	282,593
33,700	@, L	Dendreon Corp.	331,271
11,900	@, L	Eyetech Pharmaceuticals, Inc.	413,168
18,500	@, @@, L	Flamel Technologies SA ADR	321,345
9,600	@	Forest Laboratories, Inc.	440,160
10,100	@	Gilead Sciences, Inc.	698,213
12,400	@	Medco Health Solutions, Inc.	387,252
21,049	@, L	NitroMed, Inc.	387,933
25,500	@	Noven Pharmaceuticals, Inc.	484,245
17,500	@	NPS Pharmaceuticals, Inc.	367,500
39,500	@	Nuvelo, Inc.	351,945
12,700	@	Onyx Pharmaceuticals, Inc.	471,678
13,900	@@	Shire Pharmaceuticals PLC ADR	360,288
25,100	@, L	Vicuron Pharmaceuticals, Inc.	374,994

			6,454,569

		Semiconductors: 22.5%
157,200	@, L	Agere Systems, Inc. - Class A	190,212
49,450	@	Altera Corp.	935,594
23,150		Analog Devices, Inc.	803,768
59,250	@	Applied Materials, Inc.	941,483
14,700	@	ATMI, Inc.	276,948
309,100	@, @@, L	Bookham Technology PLC ADR	204,006
13,000	@	Broadcom Corp.	352,820
40,400	@, L	Emulex Corp.	428,644
47,300	@	Fairchild Semiconductor Intl., Inc.	583,209
42,571		Intel Corp.	906,337
16,400	@	International Rectifier Corp.	538,904

PORTFOLIO OF INVESTMENTS
ING Global Science and Technology Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Semiconductors: 22.5% (continued)
46,500		Intersil Corp. - Class A	$810,495
33,900	@	KLA-Tencor Corp.	1,266,503
31,800	@	Lam Research Corp.	685,290
27,300		Linear Technology Corp.	976,520
15,700		Maxim Integrated Products	681,851
61,900	@, L	MEMC Electronic Materials, Inc.	495,200
14,800	@	QLogic Corp.	386,428
56,700	@, L	Skyworks Solutions, Inc.	472,311
123,606	@@, L	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	933,225
33,550		Texas Instruments, Inc.	655,567
21,900	@	Varian Semiconductor Equipment Associates, Inc.	613,200
23,050	@	Xilinx, Inc.	632,262

			14,770,777

		Software: 18.1%
16,800		Adobe Systems, Inc.	770,616
33,100	@	BMC Software, Inc.	495,507
45,000	@	Citrix Systems, Inc.	715,950
42,300		Computer Associates Intl., Inc.	1,024,506
118,500	@	Compuware Corp.	536,805
44,600	@	Digi Intl., Inc.	501,750
16,400	@	Electronic Arts, Inc.	816,392
14,300	@	Intuit, Inc.	604,747
68,900	@	Lawson Software, Inc.	385,840
65,088		Microsoft Corp.	1,776,903
127,800	@, L	OpenTV Corp.	337,392
87,992	@	Oracle Corp.	877,280
42,500	@	PeopleSoft, Inc.	739,500
28,200	@@	SAP AG ADR	1,028,172
11,700	@, L	SeaChange Intl., Inc.	178,776
51,100	@, L	Siebel Systems, Inc.	388,871
44,400	@	Veritas Software Corp.	742,368

			11,921,375

		Telecommunications: 12.6%
247,800	@, L	ADC Telecommunications, Inc.	530,292
68,600	@	Alamosa Holdings, Inc.	562,520
47,400	@, L	Andrew Corp.	525,666
43,600	@	Avaya, Inc.	528,432
97,252	@	Cisco Systems, Inc.	1,824,448
28,200	@, L	Juniper Networks, Inc.	645,498
4,500	@@, L	Mobile Telesystems ADR	582,120
30,400	@	Nextel Communications, Inc.	704,976
18,500		Scientific-Atlanta, Inc.	503,940
41,900	@	Tekelec	765,513
28,892	@@, L	Telekomunikasi Indonesia Tbk PT ADR	469,784
25,364	@, @@	Telesystem Intl. Wireless, Inc.	235,124
43,944	@, @@	Turkcell Iletisim Hizmet AS ADR	403,406

			8,281,719

		Total Common Stock
		(Cost $66,738,543)	62,794,544

PORTFOLIO OF INVESTMENTS
ING Global Science and Technology Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount	Value

SHORT-TERM INVESTMENTS: 12.7%
	Securities Lending CollateralCC: 12.7%
$8,365,412	The Bank of New York
	Institutional Cash Reserves Fund		$8,365,412

	Total Short-Term Investments
	(Cost $8,365,412)		8,365,412

	Total Investments In Securities
	(Cost $75,103,955)*	108.2%	$71,159,956
	Other Assets and Liabilities—Net	(8.2)	(5,371,427)

	Net Assets	100.0%	$65,788,529

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at August 31, 2004.
*	Cost for federal income tax purposes is $76,233,269.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation		$4,355,820
	Gross Unrealized Depreciation		(9,429,133)

	Net Unrealized Depreciation		$(5,073,313)

PORTFOLIO OF INVESTMENTS
ING Value Opportunity Fund	as of August 31, 2004 (Unaudited)

Shares		Value

COMMON STOCK: 94.9%
	Aerospace/Defense: 3.0%
13,600	General Dynamics Corp.	$1,327,904

		1,327,904

	Agriculture: 3.4%
30,275	Altria Group, Inc.	1,481,961

		1,481,961

	Apparel: 1.7%
9,800	Nike, Inc.	738,038

		738,038

	Banks: 6.4%
33,300	Bank of America Corp.	1,497,834
22,675	Wells Fargo & Co.	1,332,156

		2,829,990

	Building Materials: 1.6%
22,425	Masco Corp.	720,515

		720,515

	Chemicals: 4.4%
26,900	Dow Chemical Co.	1,151,589
19,100	Praxair, Inc.	775,078

		1,926,667

	Computers: 1.9%
47,400	Hewlett-Packard Co.	847,986

		847,986

	Cosmetics/Personal Care: 2.8%
18,300	Kimberly-Clark Corp.	1,220,610

		1,220,610

	Diversified Financial Services: 12.8%
20,425	Citigroup, Inc.	951,397
21,700	Fannie Mae	1,615,565
13,700	Freddie Mac	919,544
24,400	Merrill Lynch & Co., Inc.	1,246,108
17,600	Morgan Stanley	892,848

		5,625,462

ING Value Opportunity Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Electrical Components and Equipment: 2.6%
18,500		Emerson Electric Co.	$1,151,625

			1,151,625

		Electronics: 2.5%
46,800	@@	Koninklijke Philips Electronics NV	1,085,760

			1,085,760

		Food: 3.9%
19,300	@, @@	Nestle SA ADR	1,139,615
9,200	@@	Unilever NV	552,552

			1,692,167

		Forest Products and Paper: 1.9%
20,800		International Paper Co.	832,416

			832,416

		Healthcare-Products: 2.3%
17,700	@, L	Beckman Coulter, Inc.	987,483

			987,483

		Healthcare-Services: 2.4%
12,500	L	Quest Diagnostics	1,070,000

			1,070,000

		Insurance: 5.5%
18,050		American Intl. Group, Inc.	1,285,882
29,800		Metlife, Inc.	1,110,050

			2,395,932

		Media: 2.2%
11,300		Gannett Co., Inc.	957,110

			957,110

		Miscellaneous Manufacturing: 3.9%
47,300		Honeywell Intl., Inc.	1,701,854

			1,701,854

		Oil and Gas: 13.3%
26,600		Apache Corp.	1,188,754
31,600	@@	BP PLC ADR	1,696,920
16,350		ChevronTexaco Corp.	1,594,125
29,575		Exxon Mobil Corp.	1,363,408

			5,843,207

PORTFOLIO OF INVESTMENTS
ING Value Opportunity Fund	as of August 31, 2004 (Unaudited) (continued)

Shares		Value

	Oil and Gas Services: 2.0%
29,700	Halliburton Co.	$866,349

		866,349

	Pharmaceuticals: 3.6%
16,825	Merck & Co., Inc.	756,620
25,800	Pfizer, Inc.	842,886

		1,599,506

	Retail: 2.2%
35,600	McDonald's Corp.	961,912

		961,912

	Savings and Loans: 4.8%
36,800	Sovereign Bancorp, Inc.	804,448
33,425	Washington Mutual, Inc.	1,297,893

		2,102,341

	Telecommunications: 3.8%
30,600	SBC Communications, Inc.	789,174
22,700	Verizon Communications, Inc.	890,975

		1,680,149

	Total Common Stock
	(Cost $39,883,362)	41,646,944

PORTFOLIO OF INVESTMENTS
ING Value Opportunity Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 7.2%
		Repurchase Agreement: 5.3%
$2,309,000		Morgan Stanley Repurchase Agreement dated 08/31/04, 1.570%, due 09/01/04, $2,309,101 to be received upon repurchase (Collateralized by $2,325,000 Federal National Mortgage Association, 3.125%, Market Value plus accrued interest $2,355,348, due 07/15/06)		$2,309,000

		Total Repurchase Agreement
		(Cost $2,309,000)		2,309,000

		Securities Lending CollateralCC: 1.9%
855,144		The Bank of New York Institutional Cash Reserves Fund		855,144

		Total Securities Lending Collateral
		(Cost $855,144)		855,144

		Total Short-Term Investments
		(Cost $3,164,144)		3,164,144

		Total Investments In Securities
		(Cost $43,047,506)*	102.1%	$44,811,088
		Other Assets and Liabilities—Net	(2.1)	(920,102)

		Net Assets	100.0%	$43,890,986

	@@	Foreign issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2004.
	*	Cost for federal income tax purposes is $43,187,296.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$2,908,789
		Gross Unrealized Depreciation		(1,284,997)

		Net Unrealized Appreciation		$1,623,792

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 57.0%
		Aerospace/Defense: 1.1%
290	@	Armor Holdings, Inc.	$10,283
11,900		Boeing Co.	621,418
245		Engineered Support Systems, Inc.	10,586
4,150		General Dynamics Corp.	405,206
1,065		L-3 Communications Holdings, Inc.	66,712
2,850		United Technologies Corp.	267,644

			1,381,849

		Agriculture: 0.6%
11,600		Altria Group, Inc.	567,820
4,335		UST, Inc.	173,920

			741,740

		Apparel: 0.8%
4,030	@	Coach, Inc.	169,865
1,340	@	Gymboree Corp.	19,443
330		Haggar Corp.	6,118
2,950		Jones Apparel Group, Inc.	105,286
1,230	L	K-Swiss, Inc.	23,997
5,300		Nike, Inc.	399,143
1,215		Phillips-Van Heusen	24,494
545	@	Quiksilver, Inc.	11,854
1,635		Stride Rite Corp.	16,154
3,000		VF Corp.	148,020
1,240		Wolverine World Wide, Inc.	29,909

			954,283

		Auto Manufacturers: 0.6%
32,650		Ford Motor Co.	460,691
340		Oshkosh Truck Corp.	17,326
4,750	L	PACCAR, Inc.	285,903

			763,920

		Banks: 3.8%
3,190		Associated Banc-Corp.	99,847
22,400		Bank of America Corp.	1,007,552
1,730		Bank of Hawaii Corp.	82,140
1,785		Banknorth Group, Inc.	60,636
1,440		City National Corp.	95,011
4,210		Colonial BancGroup, Inc.	84,958
4,800		Comerica, Inc.	288,720
1,250		Compass Bancshares, Inc.	57,813
430		East-West Bancorp, Inc.	15,579
910	@@	First Bancorp Puerto Rico	41,824
580		First Republic Bank	25,978
1,965		Fremont General Corp.	39,614
4,200		Hibernia Corp.	112,770

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Banks: 3.8% (continued)
390		Hudson United BanCorp.	$14,122
970		Irwin Financial Corp.	24,958
10,750		KeyCorp	337,013
12,218		National City Corp.	461,718
2,080		National Commerce Financial Corp.	69,971
565		South Financial Group, Inc.	16,069
740		TCF Financial Corp.	47,071
420		UCBH Holdings, Inc.	16,863
24,350		US Bancorp	718,325
7,250		Wachovia Corp.	340,098
9,300		Wells Fargo & Co.	546,375
347		Whitney Holding Corp.	14,296

			4,619,321

		Beverages: 0.9%
13,500		Coca-Cola Co.	603,585
9,500		PepsiCo, Inc.	475,000

			1,078,585

		Biotechnology: 0.1%
1,745	@	Charles River Laboratories Intl., Inc.	75,995

			75,995

		Building Materials: 0.5%
6,050	@	American Standard Cos., Inc.	227,541
310		Florida Rock Industries, Inc.	14,105
11,200		Masco Corp.	359,856
640		Simpson Manufacturing Co., Inc.	36,160

			637,662

		Chemicals: 0.7%
730		Arch Chemicals, Inc.	19,929
2,550		Cabot Corp.	101,592
5,100		Dow Chemical Co.	218,331
1,800		E.I. du Pont de Nemours & Co.	76,068
1,805	@	FMC Corp.	83,445
240		Georgia Gulf Corp.	9,108
780		Macdermid, Inc.	23,041
740	@	OM Group, Inc.	25,197
280		Penford Corp.	4,771
2,750	@	PolyOne Corp.	19,525
4,950		PPG Industries, Inc.	295,863
474		Valspar Corp.	22,415

			899,285

		Coal: 0.0%
555		Massey Energy Co.	15,274
815		Peabody Energy Corp.	43,455

			58,729

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Commercial Services: 0.7%
1,235	@	Administaff, Inc.	$12,548
19,050	@	Cendant Corp.	412,051
965	@	ChoicePoint, Inc.	40,771
535	@	Consolidated Graphics, Inc.	21,855
4,600		H&R Block, Inc.	221,995
1,845	@, L	ITT Educational Services, Inc.	63,782
2,020	@, L	Korn/Ferry Intl.	35,895
1,740	@	Labor Ready, Inc.	21,559
990		Manpower, Inc.	41,808
455	@, L	Memberworks, Inc.	11,348
695	@	Midas, Inc.	11,016
480	@	Pharmaceutical Product Development, Inc.	16,296

			910,924

		Computers: 2.1%
2,995	@	Cadence Design Systems, Inc.	37,228
610	@	Catapult Communications Corp.	14,579
1,335	@	Cognizant Technology Solutions Corp.	36,606
27,550	@	Dell, Inc.	959,841
790		Diebold, Inc.	38,623
935	@	DST Systems, Inc.	42,299
300		Factset Research Systems, Inc.	13,359
17,300		Hewlett-Packard Co.	309,497
9,350		International Business Machines Corp.	791,852
3,570		Jack Henry & Associates, Inc.	64,653
295	@	Kronos, Inc.	12,620
600	@	Micros Systems, Inc.	27,924
1,695	@, L	Sandisk Corp.	39,578
710	@	SCM Microsystems, Inc.	2,024
3,560	@	Storage Technology Corp.	86,330
1,725	@	Synopsys, Inc.	27,531
6,900	@	Unisys Corp.	69,276

			2,573,820

		Cosmetics/Personal Care: 2.2%
2,650		Alberto-Culver Co.	127,969
14,450		Gillette Co.	614,125
8,050		Kimberly-Clark Corp.	536,935
24,550		Procter & Gamble Co.	1,374,063

			2,653,092

		Distribution/Wholesale: 0.2%
860		CDW Corp.	50,310
770		Fastenal Co.	48,341
275		Hughes Supply, Inc.	16,662
330		SCP Pool Corp.	13,923
2,850		WW Grainger, Inc.	152,218

			281,454

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Diversified Financial Services: 3.4%
7,050		American Express Co.	$352,641
4,515	@	AmeriCredit Corp.	94,409
28,350		Citigroup, Inc.	1,320,542
11,598		Countrywide Financial Corp.	412,309
5,300		Fannie Mae	394,585
19,634		JPMorgan Chase & Co.	777,113
685		Legg Mason, Inc.	55,266
5,350		Merrill Lynch & Co., Inc.	273,225
6,100		Morgan Stanley	309,453
795	L	New Century Financial Corp.	42,644
8,800	@	Providian Financial Corp.	127,072

			4,159,259

		Electric: 1.5%
16,350	@, L	AES Corp.	164,972
2,965		Allete, Inc.	80,233
9,100		CenterPoint Energy, Inc.	99,554
3,050	@	CMS Energy Corp.	29,280
4,296		Constellation Energy Group, Inc.	176,565
4,900		Duke Energy Corp.	108,486
1,575		Energy East Corp.	38,383
3,800		Exelon Corp.	140,030
250		Green Mountain Power Corp.	6,618
3,950		MDU Resources Group, Inc.	100,212
3,390		OGE Energy Corp.	88,140
1,820		Pepco Holdings, Inc.	37,565
4,755		PPL Corp.	227,431
1,200		SCANA Corp.	45,528
4,600	L	Southern Co.	139,610
8,000	S	TXU Corp.	333,039
1,260		Unisource Energy Corp.	31,034
1,250		Wisconsin Energy Corp.	40,938

			1,887,618

		Electrical Components and Equipment: 0.1%
2,370		Ametek, Inc.	67,664
400	@, L	Belden CDT, Inc.	8,012
1,910		Hubbell, Inc.	82,416
1,095	@	Rayovac Corp.	25,174

			183,266

		Electronics: 0.4%
620		BEI Technologies, Inc.	17,261
515		Bel Fuse, Inc.	19,503
380	@	Benchmark Electronics, Inc.	10,929
700		Brady Corp.	30,821
350	@	Cymer, Inc.	9,352
180	@	Dionex Corp.	8,291
615	@	Invision Technologies, Inc.	28,905
472	@	Meade Instruments Corp.	1,458
885		Park Electrochemical Corp.	19,603

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Electronics: 0.4% (continued)
3,200		Parker Hannifin Corp.	$173,984
1,900		Tektronix, Inc.	54,283
2,440		Thomas & Betts Corp.	60,024
100	@	Trimble Navigation Ltd.	2,754
400		Woodward Governor Co.	23,520

			460,688

		Entertainment: 0.1%
1,660		International Speedway Corp.	87,814

			87,814

		Environmental Control: 0.0%
1,545		Republic Services, Inc.	43,183
420	@	Waste Connections, Inc.	12,327

			55,510

		Food: 0.4%
855		Corn Products Intl., Inc.	39,458
800	@	Dean Foods Co.	29,656
3,739		Hormel Foods Corp.	99,831
370	@	J&J Snack Foods Corp.	15,903
2,375		Ruddick Corp.	45,291
610		Sanderson Farms, Inc.	20,856
4,000		Supervalu, Inc.	105,440
7,715		Tyson Foods, Inc.	127,144

			483,579

		Forest Products and Paper: 0.5%
6,600		Georgia-Pacific Corp.	224,268
2,750		International Paper Co.	110,055
3,600		Louisiana-Pacific Corp.	88,920
600		Pope & Talbot, Inc.	11,058
1,695		Potlatch Corp.	72,716
1,700		Temple-Inland, Inc.	116,076
1,420		Wausau-Mosinee Paper Corp.	22,237

			645,330

		Gas: 0.3%
2,440		AGL Resources, Inc.	74,396
990		Energen Corp.	46,966
390		Piedmont Natural Gas Co.	16,926
6,500		Sempra Energy	234,974
520		UGI Corp.	17,763

			391,025

		Hand/Machine Tools: 0.2%
2,000		Black & Decker Corp.	137,860
2,100		Stanley Works	90,846

			228,706

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Healthcare-Products: 2.2%
920	@	Advanced Medical Optics, Inc.	$34,242
990	@	American Medical Systems Holdings, Inc.	31,244
1,400		Bausch & Lomb, Inc.	92,330
7,000		Becton Dickinson & Co.	336,840
305	L	Cooper Cos., Inc.	17,675
2,700		CR Bard, Inc.	151,470
625		Datascope Corp.	22,550
840	@	Haemonetics Corp.	26,561
295	@	Idexx Laboratories, Inc.	14,369
1,142	@	Immucor, Inc.	23,354
16,400		Johnson & Johnson	952,840
6,650		Medtronic, Inc.	330,838
740	@	Patterson Cos., Inc.	54,190
320	@, L	Resmed, Inc.	15,286
785	@	Respironics, Inc.	41,762
1,005	@	Techne Corp.	38,934
3,730	@	Varian Medical Systems, Inc.	123,650
573		Vital Signs, Inc.	17,373
5,150	@	Zimmer Holdings, Inc.	367,195

			2,692,703

		Healthcare-Services: 1.8%
3,750		Aetna, Inc.	347,438
660	@	Amerigroup Corp.	33,884
3,600	@	Anthem, Inc.	292,464
690	@	Centene Corp.	27,283
2,330	@	Covance, Inc.	87,259
2,480	@	Coventry Health Care, Inc.	125,934
4,550	@	Humana, Inc.	86,450
2,880	@, L	Pacificare Health Systems, Inc.	93,917
210	@	Pediatrix Medical Group, Inc.	14,721
760	@	Rehabcare Group, Inc.	17,472
2,565	@, L	Renal Care Group, Inc.	81,234
750	@	Sierra Health Services, Inc.	32,340
710	@, L	Sunrise Senior Living, Inc.	25,148
9,700		UnitedHealth Group, Inc.	641,460
3,500	@	WellPoint Health Networks, Inc.	343,630

			2,250,634

		Home Builders: 0.2%
2,520	@, L	Champion Enterprises, Inc.	24,268
1,615		Lennar Corp.	73,966
280		Mdc Holdings, Inc.	19,278
1,075		Monaco Coach Corp.	23,102
115	@	NVR, Inc.	57,759
280		Standard-Pacific Corp.	14,132
925		Winnebago Industries, Inc.	29,045

			241,550

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Home Furnishings: 0.1%
500		Bassett Furniture Industries, Inc.	$9,400
315		Ethan Allen Interiors, Inc.	11,258
1,500	L	Harman Intl. Industries, Inc.	145,035

			165,693

		Household Products/Wares: 0.1%
2,815	@	American Greetings Corp.	67,756
1,755		Blyth, Inc.	52,668
605	@	Fossil, Inc.	17,370

			137,794

		Housewares: 0.0%
280		National Presto Industries, Inc.	11,396
605		Toro Co.	39,428

			50,824

		Insurance: 4.7%
7,550	@@	ACE Ltd.	291,053
11,200		Allstate Corp.	528,752
2,595		American Financial Group, Inc.	76,423
14,400		American Intl. Group, Inc.	1,025,855
1,610		AmerUs Group Co.	64,175
4,800		Chubb Corp.	326,448
3,950		Cigna Corp.	262,912
845		Delphi Financial Group	33,225
1,465	@@	Everest Re Group Ltd.	102,784
3,795		Fidelity National Financial, Inc.	142,882
2,400		HCC Insurance Holdings, Inc.	69,840
5,200		Lincoln National Corp.	235,560
850		Loews Corp.	48,280
13,100		Metlife, Inc.	487,975
2,900		MGIC Investment Corp.	197,983
1,800		Old Republic Intl. Corp.	42,390
610	@	Philadelphia Consolidated Holding Co.	32,489
2,570		PMI Group, Inc.	106,732
4,700		Progressive Corp.	377,410
2,255		Protective Life Corp.	88,238
9,750		Prudential Financial, Inc.	450,255
3,600		Safeco Corp.	173,412
810		Selective Insurance Group	27,969
1,260	@	UICI	35,041
2,100		Unitrin, Inc.	88,095
2,390		WR Berkley Corp.	96,508
3,900	@@	XL Capital Ltd.	273,780
610	L	Zenith National Insurance Corp.	26,364

			5,712,830

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Internet: 0.8%
3,350	@	eBay, Inc.	$289,909
5,000	@	McAfee, Inc.	98,900
3,155	@	RSA Security, Inc.	46,978
7,550	@	Symantec Corp.	362,098
695	@	Websense, Inc.	26,653
7,500	@	Yahoo!, Inc.	213,825

			1,038,363

		Iron/Steel: 0.1%
590		Carpenter Technology	26,137
310		Reliance Steel & Aluminum Co.	11,758
360		Steel Dynamics, Inc.	11,290
3,500	L	United States Steel Corp.	129,185

			178,370

		Leisure Time: 0.2%
820		Arctic Cat, Inc.	21,418
3,450		Carnival Corp.	157,976
365		Polaris Industries, Inc.	17,213
3,600		Sabre Holdings Corp.	82,800

			279,407

		Lodging: 0.1%
3,150	@	Caesars Entertainment, Inc.	48,667
695		Mandalay Resort Group	47,149
1,845	@	Prime Hospitality Corp.	22,177

			117,993

		Machinery-Construction and Mining: 0.0%
910	@	Astec Industries, Inc.	15,042

			15,042

		Machinery-Diversified: 0.2%
215		Briggs & Stratton Corp.	16,147
420		Cognex Corp.	11,243
2,375	@	Flowserve Corp.	54,483
470		IDEX Corp.	14,438
1,520		Nordson Corp.	52,121
795	@	Zebra Technologies Corp.	45,434

			193,866

		Media: 0.9%
4,400		McGraw-Hill Cos., Inc.	333,212
11		Meredith Corp.	551
680		Thomas Nelson, Inc.	12,920
25,250	@	Time Warner, Inc.	412,837
11,200		Walt Disney Co.	251,440
95		Washington Post	82,508

			1,093,468

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Metal Fabricate/Hardware: 0.1%
930		Kaydon Corp.	$26,467
425		Lawson Products	15,810
335		Mueller Industries, Inc.	13,162
830		Timken Co.	19,298
1,005		Valmont Industries, Inc.	19,839

			94,576

		Mining: 0.2%
895	@, L	Century Aluminum Co.	22,178
2,500	L	Phelps Dodge Corp.	203,900
755	@	RTI Intl. Metals, Inc.	11,242

			237,320

		Miscellaneous Manufacturing: 2.9%
4,300		3M Co.	354,148
265		Aptargroup, Inc.	12,042
2,190		Brink’s Co.	63,072
57,550		General Electric Co.	1,887,064
4,950		Honeywell Intl., Inc.	178,101
1,800		Illinois Tool Works, Inc.	164,322
1,265		Myers Industries, Inc.	14,396
2,935		Pentair, Inc.	97,559
565		Standex Intl. Corp.	13,718
24,450	@@	Tyco Intl. Ltd.	765,774

			3,550,196

		Office Furnishings: 0.1%
1,980		HNI Corp.	77,616

			77,616

		Oil and Gas: 4.3%
7,900		Burlington Resources, Inc.	286,217
840		Cabot Oil & Gas Corp.	33,944
9,700		ChevronTexaco Corp.	945,749
1,080	@	Cimarex Energy Co.	32,324
8,050		ConocoPhillips	599,161
4,450		Devon Energy Corp.	288,405
390	@, L	Evergreen Resources, Inc.	15,386
31,050		Exxon Mobil Corp.	1,431,404
7,100		Marathon Oil Corp.	257,517
945		Murphy Oil Corp.	71,357
1,755	@	Newfield Exploration Co.	97,139
1,720	L	Noble Energy, Inc.	88,546
6,850		Occidental Petroleum Corp.	353,803
635		Patina Oil & Gas Corp.	16,999
3,290		Pioneer Natural Resources Co.	110,051
2,005		Pogo Producing Co.	88,180
1,005	@	Remington Oil & Gas Corp.	24,884

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Oil and Gas: 4.3% (continued)
955	@	Spinnaker Exploration Co.	$32,604
760	@	Stone Energy Corp.	31,616
1,700		Sunoco, Inc.	104,550
2,900		Valero Energy Corp.	191,487
2,670		XTO Energy, Inc.	74,867

			5,176,190

		Oil and Gas Services: 0.2%
460		Carbo Ceramics, Inc.	29,601
2,500		Schlumberger Ltd.	154,500
1,370	@	Weatherford Intl. Ltd.	63,486

			247,587

		Packaging and Containers: 0.0%
1,250		Sonoco Products Co.	32,388

			32,388

		Pharmaceuticals: 2.2%
6,150		Eli Lilly & Co.	390,218
2,656	@, L	IVAX Corp.	51,425
485	@	Medicis Pharmaceutical Corp.	17,761
12,600		Merck & Co., Inc.	566,622
615	@	MGI Pharma, Inc.	14,286
625		Natures Sunshine Prods, Inc.	9,244
575	@	NBTY, Inc.	13,760
980	@	Noven Pharmaceuticals, Inc.	18,610
42,200		Pfizer, Inc.	1,378,673
7,350		Wyeth	268,790

			2,729,389

		Pipelines: 0.2%
13,100	@	Dynegy, Inc.	57,116
3,140		National Fuel Gas Co.	84,089
2,550		Western Gas Resources, Inc.	71,196

			212,401

		Retail: 5.7%
2,895		Abercrombie & Fitch Co.	81,060
2,110	@	Aeropostale, Inc.	65,727
2,425	@, L	American Eagle Outfitters, Inc.	80,753
2,635	@	AnnTaylor Stores Corp.	63,688
2,310	@	Barnes & Noble, Inc.	79,834
920		Cato Corp.	19,458
970	@	CEC Entertainment, Inc.	32,660
2,460	@	Chico’s FAS, Inc.	100,614
6,450		Circuit City Stores, Inc.	83,657
3,415		Claire’s Stores, Inc.	83,121
3,265	@	Copart, Inc.	70,916
9,500	@	Costco Wholesale Corp.	391,114

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Retail: 5.7% (continued)
1,235	@	Dress Barn, Inc.	$20,464
19,400		Gap, Inc.	363,555
950		Haverty Furniture Cos., Inc.	16,084
980	@	Hibbett Sporting Goods, Inc.	17,807
12,200		Home Depot, Inc.	446,031
910	@	J Jill Group, Inc.	16,462
8,000		J.C. Penney Co., Inc. Holding Co.	306,560
1,020	@	Jack in The Box, Inc.	28,805
11,950		Limited Brands, Inc.	239,956
905		Lone Star Steakhouse & Saloon	20,987
4,300		Lowe's Cos., Inc.	213,710
20,050		McDonald's Corp.	541,750
1,905		Michaels Stores, Inc.	109,214
3,650		Nordstrom, Inc.	135,525
525		Pep Boys-Manny Moe & Jack	8,348
3,745		Petsmart, Inc.	105,085
1,700		Regis Corp.	69,581
505	@	Sonic Corp.	11,287
12,300		Staples, Inc.	352,764
8,650	@	Starbucks Corp.	374,025
1,430	@	Stein Mart, Inc.	23,381
4,650		Target Corp.	207,297
5,100	@	Toys R US, Inc.	82,824
360	@	Tractor Supply Co.	12,535
1,600	@, L	Urban Outfitters, Inc.	48,560
23,400		Wal-Mart Stores, Inc.	1,232,477
15,450		Walgreen Co.	563,152
3,200		Wendy's Intl., Inc.	109,984
435	@	Zale Corp.	11,145

			6,841,957

		Savings and Loans: 0.2%
885		Anchor Bancorp Wisconsin, Inc.	22,302
1,700		BankAtlantic Bancorp, Inc.	30,107
690		Downey Financial Corp.	37,170
580	@	Firstfed Financial Corp.	26,448
1,365		Greenpoint Financial Corp.	60,128
2,410		Independence Community Bank Corp.	94,569

			270,724

		Semiconductors: 1.0%
1,530	@	Alliance Semiconductor Corp.	5,845
10,950	@	Altera Corp.	207,174
18,405	@	Atmel Corp.	64,233
1,165	@	DSP Group, Inc.	22,147
35,800		Intel Corp.	762,182
4,810		Microchip Technology, Inc.	126,936
1,280	@, L	Skyworks Solutions, Inc.	10,662
800	@	Standard Microsystems Corp.	12,696

			1,211,875

ING Balanced Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Software: 2.9%
4,980	@	Activision, Inc.	$71,662
520	@	Ansys, Inc.	23,452
3,000		Autodesk, Inc.	133,230
300	@	Avid Technology, Inc.	12,981
6,050	@	BMC Software, Inc.	90,569
1,380	@	Captaris, Inc.	6,762
310	@, L	Cerner Corp.	13,581
11,450	@	Compuware Corp.	51,869
2,640	@, L	CSG Systems Intl., Inc.	38,201
890	@	Digi Intl., Inc.	10,013
1,920	@	Dun & Bradstreet Corp.	105,869
1,350	@	Filenet Corp.	26,514
4,750		First Data Corp.	200,687
370	@	Hyperion Solutions Corp.	13,527
6,550		IMS Health, Inc.	152,812
915	@	Mapinfo Corp.	8,811
59,300		Microsoft Corp.	1,618,889
68,350	@	Oracle Corp.	681,449
6,000	@	Parametric Technology Corp.	29,220
1,200	@	Progress Software Corp.	24,168
14,400	@	Siebel Systems, Inc.	109,584
1,840	@	Transaction Systems Architects, Inc.	31,354
4,260	@	Wind River Systems, Inc.	46,221

			3,501,425

		Telecommunications: 3.4%
3,705	@	Adaptec, Inc.	25,861
12,650		Alltel Corp.	691,323
340	@	Anixter Intl., Inc.	11,992
1,915	@	C-COR.net Corp.	15,052
38,000	@	Cisco Systems, Inc.	712,880
345	@	Commonwealth Telephone Enterprises, Inc.	14,990
2,830	@	CommScope, Inc.	56,232
2,005		Harris Corp.	96,561
84,568	@	Lucent Technologies, Inc.	264,698
12,850		Motorola, Inc.	207,528
3,785	@	Polycom, Inc.	73,921
20,200		Qualcomm, Inc.	768,609
3,800		Scientific-Atlanta, Inc.	103,512
27,950		Verizon Communications, Inc.	1,097,037

			4,140,196

		Toys/Games/Hobbies: 0.0%
570	@	Department 56, Inc.	8,852

			8,852

		Transportation: 1.0%
200		CH Robinson Worldwide, Inc.	8,534
1,810		CNF, Inc.	74,246
1,340	@	EGL, Inc.	32,468
1,075	L	Expeditors Intl. Washington, Inc.	52,439
5,500		FedEx Corp.	450,945
2,003		Heartland Express, Inc.	35,124

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Transportation: 1.0% (continued)
770	@	Landstar System, Inc.	$40,410
800	@	Offshore Logistics, Inc.	23,840
1,515		Overseas Shipholding Group	65,145
6,100		United Parcel Service, Inc.	445,605
455	@, L	Yellow Roadway Corp.	18,673

			1,247,429

		Total Common Stock
		(Cost $60,856,469)	69,962,112

PREFERRED STOCK: 0.2%
		Banks: 0.2%
24	#, XX	DG Funding Trust	258,000

		Total Preferred Stock
		(Cost $260,997)	258,000

WARRANTS: 0.0%
		Distribution/Wholesale: 0.0%
193	@	Timco Aviation Services	—

		Total Warrants
		(Cost $—)	—

ING Balanced Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 10.7%
		Airlines: 0.1%
$173,000		American Airlines, Inc., 7.324%, due 10/15/09	$140,495

			140,495

		Auto Manufacturers: 0.0%
41,000	L	Ford Motor Co., 6.625%, due 10/01/28	37,300

			37,300

		Banks: 2.5%
50,000	@@	Australia & New Zealand Banking Group Ltd., 1.494%, due 10/29/49	42,713
93,000	@@	Banco Bradesco SA, 8.750%, due 10/24/13	96,488
214,000	@@	Banco Santander Chile SA, 7.375%, due 07/18/12	244,549
80,000	@@	Bank of Ireland, 1.800%, due 12/29/49	67,996
50,000	@@	Bank of Nova Scotia, 2.115%, due 08/31/85	41,605
98,000		BankAmerica Capital II, 8.000%, due 12/15/26	112,135
86,000	#, @@	Danske Bank A/S, 5.914%, due 12/29/49	90,607
40,000	@@	Den Norske Bank ASA, 2.125%, due 08/29/49	32,800
170,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	204,116
104,000		FBS Capital I, 8.090%, due 11/15/26	119,781
91,000	#, @@	HBOS Capital Funding LP, 6.071%, due 06/30/49	96,233
170,000	@@	HSBC Bank PLC, 1.975%, due 06/29/49	144,204
90,000	@@	HSBC Bank PLC, 2.125%, due 06/29/49	78,075
140,000	@@	Lloyds TSB Bank PLC, 2.090%, due 08/29/49	120,876
150,000	@@	Lloyds TSB Bank PLC, 2.188%, due 06/29/49	131,241
143,000		M & T Bank Corp., 3.850%, due 04/01/13	142,845
99,000		Mellon Capital I, 7.720%, due 12/01/26	110,712
50,000	@@	National Australia Bank Ltd, 1.463%, due 10/29/49	42,723
10,000	@@	National Westminster Bank PLC, 1.375%, due 08/29/49	8,644
130,000	@@	National Westminster Bank PLC, 1.938%, due 11/29/49	109,862
116,000	#	Rabobank Capital Funding II, 5.260%, due 12/29/49	117,186
90,000	@@	Royal Bank of Canada, 1.750%, due 06/29/85	76,918
70,000	@@	Royal Bank of Scotland Group PLC, 2.063%, due 12/29/49	60,525
40,000	@@	Societe Generale, 1.688%, due 11/29/49	33,538
300,000	@@	Standard Chartered PLC, 1.800%, due 11/29/49	239,568
200,000	@@	Standard Chartered PLC, 2.070%, due 12/29/49	158,500
89,000		Wells Fargo Capital I, 7.960%, due 12/15/26	101,767
60,000	@@	Westpac Banking Corp., 1.338%, due 09/29/49	50,846
209,000	#	Westpac Capital Trust IV, 5.256%, due 12/29/49	205,105

			3,082,158

		Beverages: 0.4%
229,000	#, @@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	263,922
17,000	@@	Cia Brasileira de Bebidas, 10.500%, due 12/15/11	20,995
160,000	#	Miller Brewing Co., 4.250%, due 08/15/08	162,920

			447,837

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount			Value

		Chemicals: 0.1%
38,000		Dow Chemical Co., 5.750%, due 11/15/09	$40,806
34,000	#, @@, S	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	36,609

			77,415

		Distribution/Wholesale: 0.0%
208	X	Timco Aviation Services, 8.000%, due 01/02/07	—

208			—

		Diversified Financial Services: 1.8%
100,000	#, @@, XX	Alpine III, 7.711%, due 08/16/14	100,000
19,816	#, @@	Arcel Finance Ltd, 5.984%, due 02/01/09	20,814
76,000	#, @@	Arcel Finance Ltd, 6.361%, due 05/01/12	76,995
44,000	#, @@	Arcel Finance Ltd, 7.048%, due 09/01/11	46,361
132,000	L	Boeing Capital Corp., 7.375%, due 09/27/10	153,492
183,000	#, @@	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	182,085
100,000		Citigroup Capital II, 7.750%, due 12/01/36	113,071
98,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	111,887
175,000	#	Farmers Exchange Capital, 7.200%, due 07/15/48	178,162
50,000	@@	Financiere CSFB NV, 1.750%, due 03/29/49	40,431
110,000		General Motors Acceptance Corp., 7.750%, due 01/19/10	121,682
1,013	#	Hollinger Participation Trust, 1.990%, due 11/15/10	1,147
133,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	168,821
21,000		JPM Capital Trust I, 7.540%, due 01/15/27	23,134
82,000		JPM Capital Trust II, 7.950%, due 02/01/27	93,184
302,000	#	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	308,232
114,000	#, @@	PF Export Receivables Master Trust, 3.748%, due 06/01/13	112,134
151,793	#, @@	PF Export Receivables Master Trust, 6.436%, due 06/01/15	152,791
173,000	@@, L	UFJ Finance Aruba AEC, 8.750%, due 11/29/49	189,487

			2,193,910

		Electric: 2.0%
90,000	#, @@	AES Gener SA, 7.500%, due 03/25/14	89,775
128,950	#	Allegheny Energy Supply Statutory Trust 2001, 10.250%, due	142,490
		11/15/07
13,543	#	Allegheny Energy Supply Statutory Trust 2001, 13.000%, due	13,882
		11/15/07
158,928		CE Generation LLC, 7.416%, due 12/15/18	165,001
159,000		Consumers Energy Co., 4.250%, due 04/15/08	161,595
125,000		DTE Energy Co, 2.324%, due 06/01/07	125,066
227,000	@@	Empresa Nacional de Electricidad SA/Chile, 7.750%, due 07/15/08	248,957
295,000		Enserch Capital I, 2.950%, due 07/01/28	290,553
182,000		Enterprise Capital Trust II, 2.806%, due 06/30/28	175,043
132,000	#	Monongahela Power Co, 6.700%, due 06/15/14	141,156
205,000		Ohio Power Co., 6.375%, due 07/15/33	210,754
337,000		PG&E Corp, 6.875%, due 07/15/08	367,329
25,935	#, S	Power Contract Financing LLC, 5.200%, due 02/01/06	26,089
90,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	92,923
27,964		PPL Montana LLC, 8.903%, due 07/02/20	30,638
54,000	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	56,786
111,000	S	TXU Corp, 4.446%, due 11/16/06	112,333

			2,450,370

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount			Value

		Food: 0.4%
72,000		Kroger Co., 7.250%, due 06/01/09	$81,566
131,000		Safeway, Inc., 4.800%, due 07/16/07	135,387
87,000		Supervalu, Inc., 7.875%, due 08/01/09	100,328
172,000	S	Tyson Foods, Inc., 7.250%, due 10/01/06	185,523

			502,804

		Gas: 0.1%
115,000	#, S	Williams Gas Pipelines Central Inc., 7.375%, due 11/15/06	125,206

			125,206

		Home Builders: 0.0%
5,000		Technical Olympic USA Inc., 9.000%, due 07/01/10	5,325

			5,325

		Insurance: 0.5%
26,000	#	Farmers Insurance Exchange, 6.000%, due 08/01/14	26,465
82,000	#	Farmers Insurance Exchange, 8.625%, due 05/01/24	97,095
110,000	#	Monumental Global Funding II, 3.850%, due 03/03/08	111,883
92,000	S	Prudential Financial, Inc., 4.104%, due 11/15/06	93,867
131,000	#	Zurich Capital Trust I, 8.376%, due 06/01/37	150,096
92,000		Zurich Reinsur Centre Holdings, 7.125%, due 10/15/23	77,045

			556,451

		Media: 0.1%
60,000		AOL Time Warner, Inc., 6.875%, due 05/01/12	66,876
5,000	L	Comcast Cable Communications, 7.125%, due 06/15/13	5,652

			72,528

		Mining: 0.2%
92,000	#, @@	Corp Nacional del Cobre de Chile - CODELCO, 5.500%, due	96,455
		10/15/13
143,000	@@, L, S	Vale Overseas Ltd., 8.625%, due 03/08/07	158,373

			254,828

		Multi-National: 0.2%
216,000	@@	Corp Andina de Fomento CAF, 6.875%, due 03/15/12	241,072

			241,072

		Oil and Gas: 0.8%
94,000		Amerada Hess Corp., 6.650%, due 08/15/11	103,264
136,000		Amerada Hess Corp., 7.875%, due 10/01/29	155,544
133,000	#, @@	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	129,333
5,000		Energy Partners Ltd., 8.750%, due 08/01/10	5,350
100,000	#, @@	Morgan Stanley Bank AG for OAO Gazprom, 9.625%, due 03/01/13	109,000
279,000	#	Pemex Project Funding Master Trust, 2.820%, due 06/15/10	285,138
57,000		Pemex Project Funding Master Trust, 7.375%, due 12/15/14	62,643
79,000	L	Valero Energy Corp., 8.750%, due 06/15/30	103,194

			953,466

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount			Value

		Packaging and Containers: 0.2%
54,000	#	Sealed Air Corp., 5.375%, due 04/15/08	$56,590
158,000	#	Sealed Air Corp., 6.950%, due 05/15/09	175,669

			232,259

		Real Estate: 0.2%
144,000		Eop Operating LP, 7.750%, due 11/15/07	161,608
122,000		Liberty Property LP, 7.750%, due 04/15/09	141,111

			302,719

		Real Estate Investment Trusts: 0.3%
93,000		iStar Financial Inc, 5.125%, due 04/01/11	92,384
18,000		Liberty Property Trust, 6.375%, due 08/15/12	19,543
104,000		Simon Property Group LP, 4.875%, due 03/18/10	105,605
185,000		Simon Property Group LP, 6.375%, due 11/15/07	200,828

			418,360

		Retail: 0.0%
5,000		Dollar General Corp., 8.625%, due 06/15/10	5,738

			5,738

		Savings and Loans: 0.2%
96,000		Great Western Financial, 8.206%, due 02/01/27	108,294
154,000	S	Sovereign Bancorp, Inc., 10.500%, due 11/15/06	178,936

			287,230

		Telecommunications: 0.5%
123,000	@@, S	Cia de Telecomunicaciones de Chile SA, 7.625%, due 07/15/06	132,200
72,000	S	Sprint Capital Corp., 4.780%, due 08/17/06	74,383
92,000		Sprint Capital Corp., 6.875%, due 11/15/28	96,178
54,000		Sprint Capital Corp., 8.375%, due 03/15/12	65,168
123,000		Verizon Florida, Inc., 6.125%, due 01/15/13	130,622
101,000		Verizon Virginia, Inc., 4.625%, due 03/15/13	98,181

			596,732

		Transportation: 0.1%
100,000	#, @@	MISC Capital Ltd., 5.000%, due 07/01/09	103,471

			103,471

		Total Corporate Bonds/Notes
		(Cost $12,733,174)	13,087,674

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 12.5%
		Federal Home Loan Mortgage Corporation: 3.9%
331,035		6.000%, due 01/15/29	$345,594
1,015,000		2.700%, due 03/16/07	1,012,050
475,000		2.750%, due 02/09/07	474,765
313,633		4.500%, due 04/01/14	315,114
500,000		5.500%, due 09/15/19	517,188
100,000		5.500%, due 09/15/34	101,594
204,000		6.000%, due 01/15/29	214,538
317,000		6.000%, due 01/15/28	328,300
290,529		6.000%, due 01/15/29	303,374
633,000		6.500%, due 10/15/34	663,661
12,526		6.500%, due 11/01/28	13,230
430,000		7.000%, due 09/15/34	456,875

			4,746,283

		Federal National Mortgage Association: 8.2%
3,549,000	W	0.000%, due 09/15/34	3,521,276
236,142		1.865%, due 08/25/33	236,047
20,000		2.859%, due 12/26/29	20,103
490,000		2.875%, due 05/19/08	480,940
224,000		4.750%, due 12/25/42	226,307
1,145,000	W	5.000%, due 09/15/18	1,166,469
245,000		5.250%, due 08/01/12	255,096
425,000	W	5.500%, due 09/15/33	431,641
10,880	W	5.500%, due 09/15/18	11,264
206,119		6.000%, due 04/25/31	214,920
350,130		6.000%, due 07/25/29	365,738
148,499		6.000%, due 07/25/29	155,166
1,255,000		6.000%, due 10/15/33	1,295,396
13,373		6.000%, due 08/01/16	14,063
470,000	W	6.500%, due 09/15/33	493,500
255,338		6.500%, due 04/01/30	269,221
205,000		6.625%, due 11/15/10	234,051
135,133		7.000%, due 04/01/32	144,383
177,698		7.000%, due 06/01/31	190,158
6,719		7.500%, due 11/01/30	7,221
11,551		7.500%, due 10/01/30	12,412
109,683		7.500%, due 06/25/32	119,315
142,933		7.500%, due 01/25/48	154,518

			10,019,205

		Government National Mortgage Association: 0.4%
19,873		4.375%, due 04/20/28	20,021
217,740		6.500%, due 01/15/32	230,184
224,016		7.500%, due 12/15/23	243,114

			493,319

		Total U.S. Government Agency Obligations
		(Cost $15,151,009)	15,258,807

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount			Value

U.S. TREASURY OBLIGATIONS 7.7%
		U.S. Treasury Bonds: 3.2%
2,246,000	L, S	5.375%, due 02/15/31	$2,391,992
75,000		6.250%, due 08/15/23	87,144
592,000	S	10.375%, due 11/15/12	726,750
523,000	S	13.250%, due 05/15/14	748,728

			3,954,614

		U.S. Treasury Notes: 4.2%
1,200,000	S	1.625%, due 01/31/05	1,200,095
1,175,000		2.375%, due 08/31/06	1,175,368
68,000	S	2.750%, due 08/15/07	68,048
327,000	L, S	3.250%, due 08/15/08	329,478
1,460,000	L, S	3.500%, due 08/15/09	1,472,547
952,000	L	4.250%, due 08/15/14	961,818

			5,207,354

		U.S. Treasury STRIP: 0.3%
569,000	S	0.000%, due 05/15/16	330,327

			330,327

		Total U.S. Treasury Obligations
		(Cost $9,399,809)	9,492,295

ASSET-BACKED SECURITIES: 3.1%
		Automobile Asset-Backed Securities: 0.3%
100,000		Capital Auto Receivables Asset Trust, 2.750%, due 04/16/07	100,414
95,000		Household Automotive Trust, 2.310%, due 04/17/08	94,889
150,000		Nissan Auto Receivables Owner Trust, 2.610%, due 07/15/08	149,776

			345,079

		Credit Card Asset-Backed Securities: 0.3%
50,000		Citibank Credit Card Issuance Trust, 3.100%, due 03/10/10	49,577
150,000		Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	157,829
120,000		Fleet Credit Card Master Trust II, 2.400%, due 07/15/08	119,973

			327,379

		Home Equity Asset-Backed Securities: 2.1%
70,184	XX	Bayview Financial Acquisition Trust, 2.140%, due 12/28/34	70,272
84,704		Centex Home Equity, 1.895%, due 01/25/34	84,826
415,000	XX	GSAA Trust, 5.242%, due 05/25/35	412,442
201,320		Merrill Lynch Mortgage Investors, Inc., 1.975%, due 07/25/34	201,805
699,797		New Century Home Equity Loan Trust, 1.865%, due 04/25/34	700,216
65,707		Residential Asset Mortgage Products, Inc., 1.925%, due 06/25/33	65,641
160,000		Residential Asset Securities Corp., 1.895%, due 02/25/34	160,096
539,039		Residential Asset Securities Corp., 1.925%, due 12/25/33	540,309
92,000		Residential Funding Mortgage Securities II, 3.450%, due 01/25/16	92,539
255,000		Saxon Asset Securities Trust, 3.960%, due 06/25/33	258,285

			2,586,431

ING Balanced Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Principal
Amount			Value

		Other Asset-Backed Securities: 0.4%
69,208	XX	Amortizing Residential Collateral Trust, 1.865%, due 05/25/32	$69,165
3,000		Chase Funding Mortgage Loan, 2.734%, due 09/25/24	2,996
2,000		Chase Funding Mortgage Loan, 4.045%, due 05/25/33	2,031
87,000		Chase Funding Mortgage Loan Asset-Backed Certificates, 1.915%, due 07/25/33	87,086
20,000		Equity One Abs, Inc., 2.976%, due 09/25/33	20,041
340,000		PP&L Transition Bond Co. LLC, 7.050%, due 06/25/09	369,876

			551,195

		Total Asset-Backed Securities
		(Cost $3,772,842)	3,810,084

COLLATERALIZED MORTGAGE OBLIGATIONS: 11.0%
		Commercial Mortgage-Backed Securities: 2.1%
125,000		Bear Stearns Commercial Mortgage Securities, 4.170%, due	126,701
		01/12/41
280,000		Chase Manhattan Bank-First Union National Bank, 7.439%, due	321,573
		08/15/31
146,000		COMM, 3.600%, due 03/10/39	144,898
123,148		CS First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	122,162
294,220		GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	296,960
177,395		JPMorgan Chase Commercial Mortgage Securities Corp, 4.275%, due 01/12/37	179,388
420,000		JPMorgan Chase Commercial Mortgage Securities Corp., 6.244%, due 04/15/35	455,466
180,000		LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26	197,279
200,000		LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	231,580
420,000		Mortgage Capital Funding, Inc., 6.663%, due 03/18/30	458,169
61,057		Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	60,471

			2,594,647

		Diversified Financial Services: 0.1%
90,000	#	DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	99,573

			99,573

		Federal Home Loan Mortgage Corporation: 0.7%
815,588		Freddie Mac, 2.250%, due 04/15/32	821,764

			821,764

		Whole Loan Collateral PAC: 0.7%
246,046		GSR Mortgage Loan Trust, 2.015%, due 10/25/32	246,116
214,385		MASTR Alternative Loans Trust, 8.500%, due 05/25/33	219,364
293,000		Residential Funding Securities Corp., 4.750%, due 02/25/33	298,338
81,817		Residential Funding Securities Corp., 8.500%, due 05/25/33	87,841

			851,659

ING Balanced Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Principal
Amount			Value

		Whole Loan Collateralized Mortgage Obligations: 7.4%
108,118		Bank of America Alternative Loan Trust, 2.065%, due 12/25/33	$108,309
365,000		Bank of America Funding Co., 5.750%, due 08/25/34	373,213
1,727,376		Bank of America Mortgage Securities, 2.065%, due 12/25/33	1,729,470
207,635		Bank of America Mortgage Securities, 5.000%, due 06/25/33	209,635
201,339		Bank of America Mortgage Securities, 5.000%, due 12/25/18	206,554
112,692		Bank of America Mortgage Securities, 5.500%, due 11/25/33	114,398
143,346		Bear Stearns Alt-A Trust, 1.935%, due 07/25/34	143,306
191,396		Citicorp Mortgage Securities, Inc., 2.115%, due 10/25/33	191,519
113,526		Countrywide Alternative Loan Trust, 2.015%, due 07/25/18	113,660
200,202		Countrywide Alternative Loan Trust, 5.000%, due 10/25/18	205,929
205,816		Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	206,572
73,000		CS First Boston Mortgage Securities Corp., 4.170%, due 10/25/33	72,062
425,073		First Horizon Alternative Mortgage Securities, 4.870%, due 06/25/34	431,583
59,712		First Horizon Alternative Mortgage Securities, 5.375%, due 09/25/34	61,350
539,165		First Horizon Asset Securities, Inc., 2.065%, due 10/25/32	541,047
235,155		GMAC Mortgage Corp. Loan Trust, 5.250%, due 04/25/34	239,928
347,000		GMAC Mortgage Corp. Loan Trust, 5.500%, due 01/25/34	360,046
49,000		GSR Mortgage Loan Trust, 4.500%, due 09/25/34	49,551
283,954		GSR Mortgage Loan Trust, 6.500%, due 01/25/34	299,605
183,505	XX	Homebanc Mortgage Trust, 2.045%, due 08/25/29	183,505
355,000		MALT, 6.000%, due 09/25/34	365,428
143,892		MASTR Alternative Loans Trust, 6.500%, due 05/25/33	147,786
158,184		MASTR Asset Securitization Trust, 2.065%, due 11/25/33	156,518
75,326		MASTR Asset Securitization Trust, 8.000%, due 06/25/33	82,535
458,773		MLCC Mortgage Investors, Inc., 1.935%, due 01/25/29	459,363
258,000	XX	MLCC Mortgage Investors, Inc., 1.975%, due 04/25/29	257,626
9,250		Prime Mortgage Trust, 2.015%, due 02/25/34	9,242
238,672		Residential Accredit Loans, Inc., 2.065%, due 03/25/18	238,804
400,000		Structured Asset Securities Corp., 6.000%, due 03/25/34	414,476
297,243		Thornburg Mortgage Securities Trust, 1.925%, due 06/25/44	296,982
80,681		Thornburg Mortgage Securities Trust, 1.965%, due 12/25/33	80,662
318,054		Washington Mutual, 5.000%, due 06/25/18	325,268
264,729		Washington Mutual, 6.000%, due 06/25/34	272,557
200,000		Wells Fargo Mortgage Backed Securities Trust, 4.500%, due 08/25/18	193,735

			9,142,224

		Total Collateralized Mortgage Obligations
		(Cost $13,442,180)	13,509,867

OTHER BONDS: 0.4%
		Sovereign: 0.4%
48,000	@@	Brazilian Government Intl. Bond, 2.188%, due 04/15/12	43,500
38,000	@@	Brazilian Government Intl. Bond, 12.250%, due 03/06/30	44,745
62,000	@@	Colombia Government Intl. Bond, 10.000%, due 01/23/12	69,440
88,000	@@	Dominican Republic, 9.040%, due 01/23/13	62,040
41,000	@@	Republic of Ecuador, 8.000%, due 08/15/30	32,339
117,000	@@	Russian Federation, 5.000%, due 03/31/30	112,436

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount			Value

OTHER BONDS: 0.4% (continued)
50,000	@@	Turkey Government Intl. Bond, 12.375%, due 06/15/09	$62,250
22,000	#, @@	Ukraine Government Intl. Bond, 7.650%, due 06/11/13	22,370
74,576	@@, S, XX	Uruguay Government Intl. Bond, 10.500%, due 10/20/06	83,112

		Total Other Bonds
		(Cost $501,910)	532,232

		Total Long-Term Investments
		(Cost $116,118,390)	125,911,071

SHORT-TERM INVESTMENTS: 9.7%
		Commercial Paper: 1.9%
570,000	S	Daimler Chrysler, 1.620%, due 09/09/04	569,769
800,000	S	Ford Motor Co., 1.640%, due 09/10/04	799,636
1,000,000	S	General Motors Corp., 1.660%, due 09/09/04	999,585

		Total Commercial Paper
		(Cost $2,369,098)	2,368,990

		Repurchase Agreement: 2.0%
2,415,000	S	Goldman Sachs Repurchase Agreement dated 08/31/04, 1.570%,
		due 09/01/04, $2,415,105 to be received upon repurchase
		(Collateralized by $2,455,000 Federal Home Loan Bank, 6.000%,
		Market Value plus accrued interest $2,466,571, due 08/14/23)	2,415,000

		Total Repurchase Agreement
		(Cost $2,415,000)	2,415,000

		Securities Lending CollateralCC: 5.8%
7,150,207		The Bank of New York Institutional Cash Reserves Fund	7,150,207

		Total Securities Lending Collateral
		(Cost $7,150,207)	7,150,207

		Total Short-Term Investments
		(Cost $11,934,305)	11,934,197

Total Investments In Securities
(Cost $128,052,695)*	112.3%	$137,845,268
Other Assets and Liabilities—Net	(12.3)	(15,129,838)

Net Assets	100.0%	$122,715,430

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount			Value

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security.
	S	Segregated securities for futures, when-issued or delayed delivery securities held at August 31, 2004.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2004.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.
	*	Cost for federal income tax purposes is $129,484,327.
Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$9,758,650
		Gross Unrealized Depreciation	(1,397,709)

		Net Unrealized Appreciation	$8,360,941

Information concerning open futures contracts at August 31, 2004 is shown below:

Short Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)

U.S. 5 Year Treasury Note	10	$(1,115,156)	09/21/04	$(36,456)

Long Contracts
U.S. Long Bond	10	$1,125,313	09/21/04	$83,778

		$10,157		$47,322

ING Equity Income Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited)

Shares	Value

COMMON STOCK: 97.0%
	Agriculture: 1.5%
33,725	Altria Group, Inc.	$1,650,839

		1,650,839

	Auto Manufacturers: 2.5%
64,200	General Motors Corp.	2,652,102

		2,652,102

	Banks: 16.5%
123,700	Bank of America Corp.	5,564,025
22,600	First Horizon National Corp.	1,027,622
71,500	National City Corp.	2,701,985
48,000	PNC Financial Services Group, Inc.	2,576,160
41,600	SunTrust Banks, Inc.	2,832,960
22,925	Wachovia Corp.	1,075,412
32,650	Wells Fargo & Co.	1,918,188

		17,696,352

	Chemicals: 6.2%
17,700	Air Products & Chemicals, Inc.	927,126
48,800	Dow Chemical Co.	2,089,128
55,200	E.I. du Pont de Nemours & Co.	2,332,752
22,600	PPG Industries, Inc.	1,350,802

		6,699,808

	Computers: 0.8%
49,475	Hewlett-Packard Co.	885,108

		885,108

	Cosmetics/Personal Care: 1.4%
22,600	Kimberly-Clark Corp.	1,507,420

		1,507,420

	Diversified Financial Services: 15.1%
104,875	Citigroup, Inc.	4,885,077
14,500	Fannie Mae	1,079,525
33,800	Goldman Sachs Group, Inc.	3,030,170
57,800	JPMorgan Chase & Co.	2,287,724
52,750	Merrill Lynch & Co., Inc.	2,693,943
43,800	Morgan Stanley	2,221,974

		16,198,413

	Electric: 8.4%
32,100	Dominion Resources, Inc.	2,082,969
15,300	Entergy Corp.	922,590
47,900	Exelon Corp.	1,765,115

ING Equity Income Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares	Value

		Electric: 8.4% (continued)
22,000		FPL Group, Inc.	$1,522,400
20,200		SCANA Corp.	766,388
48,800		TXU Corp.	2,031,544

			9,091,006

		Electrical Components and Equipment: 2.0%
35,400		Emerson Electric Co.	2,203,650

			2,203,650

		Food: 3.3%
25,600		General Mills, Inc.	1,209,600
22,500		HJ Heinz Co.	852,975
35,200		Kellogg Co.	1,477,696

			3,540,271

		Forest Products and Paper: 2.2%
38,200		Weyerhaeuser Co.	2,387,882

			2,387,882

		Healthcare-Products: 1.2%
41,500		Baxter Intl., Inc.	1,267,410

			1,267,410

		Insurance: 5.5%
15,500		Chubb Corp.	1,054,155
19,000		Marsh & McLennan Cos., Inc.	849,110
52,200		St. Paul Travelers Cos., Inc.	1,810,818
31,900	@@	XL Capital Ltd.	2,239,380

			5,953,463

		Machinery-Construction and Mining: 3.9%
58,200		Caterpillar, Inc.	4,231,140

			4,231,140

		Machinery-Diversified: 1.0%
26,600		Rockwell Automation, Inc.	1,037,400

			1,037,400

		Media: 1.2%
15,500		Gannett Co., Inc.	1,312,850

			1,312,850

ING Equity Income Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares	Value

			Mining: 3.2%
106,500			Alcoa, Inc.		$3,448,470

					3,448,470

			Oil and Gas: 10.6%
33,800	@@		BP PLC ADR		1,815,060
5,700			ChevronTexaco Corp.		555,750
22,600			ConocoPhillips		1,682,118
116,400			Exxon Mobil Corp.		5,366,040
43,100	@@		Shell Transport & Trading Co. PLC ADR		1,909,330

					11,328,298

			Pharmaceuticals: 6.7%
40,800			Abbott Laboratories		1,700,952
26,600			Merck & Co., Inc.		1,196,202
61,425			Pfizer, Inc.		2,006,755
62,400			Wyeth		2,281,968

					7,185,877

			Real Estate Investment Trusts: 0.2%
7,600			General Growth Properties, Inc.		229,292

					229,292

			Savings and Loans: 0.5%
15,200			Washington Mutual, Inc.		590,216

					590,216

			Telecommunications: 3.1%
26,000			BellSouth Corp.		695,760
55,500			SBC Communications, Inc.		1,431,345
31,500			Verizon Communications, Inc.		1,236,375

					3,363,480

			Total Common Stock
			(Cost $105,562,294)		104,460,747

			Total Investments In Securities
			(Cost $105,562,294)*	97.0%	$104,460,747
			Other Assets and Liabilities—Net	3.0	3,227,077

			Net Assets	100.0%	$107,687,824

		@@	Foreign issuer
		ADR	American Depositary Receipt
		*	Cost for federal income tax purposes is $105,697,896.
			Net unrealized depreciation consists of:
			Gross Unrealized Appreciation		$3,379,648
			Gross Unrealized Depreciation		(4,616,797)

			Net Unrealized Depreciation		$(1,237,149)

ING Index Plus LargeCap Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited)

Shares	Value

COMMON STOCK: 99.5%
		Advertising: 0.2%
18,850	@	Interpublic Group of Cos., Inc.	$198,868
8,450		Omnicom Group, Inc.	581,444

			780,312

		Aerospace/Defense: 2.3%
77,500		Boeing Co.	4,047,050
20,400		General Dynamics Corp.	1,991,856
5,000		Goodrich Corp.	158,800
17,900		Lockheed Martin Corp.	962,662
15,600		Northrop Grumman Corp.	805,740
19,400		Raytheon Co.	673,762
3,000		Rockwell Collins, Inc.	103,170
21,000		United Technologies Corp.	1,972,110

			10,715,150

		Agriculture: 1.1%
83,750		Altria Group, Inc.	4,099,563
10,395		Archer-Daniels-Midland Co.	166,008
4,150		Monsanto Co.	151,890
4,000		Reynolds American, Inc.	302,000
7,100		UST, Inc.	284,852

			5,004,313

		Apparel: 0.7%
8,650		Jones Apparel Group, Inc.	308,719
6,300		Liz Claiborne, Inc.	239,841
26,900		Nike, Inc.	2,025,839
3,200		Reebok Intl. Ltd.	108,704
11,600		VF Corp.	572,344

			3,255,447

		Auto Manufacturers: 0.9%
184,300		Ford Motor Co.	2,600,473
9,350	L	General Motors Corp.	386,249
17,537		PACCAR, Inc.	1,055,552

			4,042,274

		Auto Parts and Equipment: 0.1%
5,300		Dana Corp.	100,011
7,550		Johnson Controls, Inc.	425,065

			525,076

		Banks: 6.6%
13,800		AmSouth Bancorp	359,490
167,096		Bank of America Corp.	7,515,977
22,600		BB&T Corp.	903,774
8,949		Charter One Financial, Inc.	397,962
11,850		Comerica, Inc.	712,778
9,300		Fifth Third Bancorp	463,233

ING Index Plus LargeCap Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares	Value

		Banks: 6.6% (continued)
5,200		First Horizon National Corp.	$236,444
8,550		Huntington Bancshares, Inc.	210,929
30,200		KeyCorp	946,770
4,900		M & T Bank Corp.	465,402
8,200		Marshall & Ilsley Corp.	328,656
16,900		Mellon Financial Corp.	487,734
47,348		National City Corp.	1,789,281
6,300		North Fork Bancorporation, Inc.	264,222
8,600		Northern Trust Corp.	370,230
11,600		PNC Financial Services Group, Inc.	622,572
19,570		Regions Financial Corp.	631,915
14,650		SouthTrust Corp.	605,778
14,000		State Street Corp.	631,960
11,650		SunTrust Banks, Inc.	793,365
11,650		Synovus Financial Corp.	295,910
32,650		The Bank of New York Co., Inc.	972,970
116,931		US Bancorp	3,449,464
54,100		Wachovia Corp.	2,537,831
68,650		Wells Fargo & Co.	4,033,187
3,550		Zions Bancorporation	221,094

			30,248,928

		Beverages: 2.3%
32,250		Anheuser-Busch Cos., Inc.	1,702,800
4,850		Brown-Forman Corp.	230,327
99,250		Coca-Cola Co.	4,437,467
19,950		Coca-Cola Enterprises, Inc.	411,968
16,850		Pepsi Bottling Group, Inc.	451,412
70,200		PepsiCo, Inc.	3,509,999

			10,743,973

		Biotechnology: 0.6%
20,684	@	Amgen, Inc.	1,226,354
13,850	@	Biogen Idec, Inc.	821,721
8,000	@	Chiron Corp.	339,040
3,700	@	Genzyme Corp.	199,800

			2,586,915

		Building Materials: 0.4%
15,200	@	American Standard Cos., Inc.	571,672
30,100	L	Masco Corp.	967,113
3,850		Vulcan Materials Co.	183,530

			1,722,315

		Chemicals: 1.4%
4,300		Air Products & Chemicals, Inc.	225,234
3,000		Ashland, Inc.	154,290
38,300		Dow Chemical Co.	1,639,623
41,300		E.I. du Pont de Nemours & Co.	1,745,337
10,200		Ecolab, Inc.	305,184
5,700		Engelhard Corp.	161,139
3,550		International Flavors & Fragrances, Inc.	136,782

ING Index Plus LargeCap Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares	Value

		Chemicals: 1.4% (continued)
12,150		PPG Industries, Inc.	$726,206
13,800		Praxair, Inc.	560,004
9,900		Rohm & Haas Co.	401,247
6,300		Sherwin-Williams Co.	260,190
3,350		Sigma-Aldrich Corp.	191,922

			6,507,158

		Commercial Services: 1.1%
7,400	@, L	Apollo Group, Inc.	577,200
71,750		Cendant Corp.	1,551,952
1,100	L	Deluxe Corp.	46,992
8,104		Equifax, Inc.	197,738
17,050		H&R Block, Inc.	822,833
11,700		McKesson Corp.	362,115
6,550		Moody’s Corp.	449,068
15,300		Paychex, Inc.	453,951
12,350		Robert Half Intl., Inc.	302,575
5,000		RR Donnelley & Sons Co.	153,650

			4,918,074

		Computers: 4.0%
14,850	@	Apple Computer, Inc.	512,177
7,950	@, L	Computer Sciences Corp.	368,483
181,400	@	Dell, Inc.	6,319,975
105,650	@	EMC Corp.	1,137,851
10,650	@	Gateway, Inc.	46,754
123,409		Hewlett-Packard Co.	2,207,786
69,400		International Business Machines Corp.	5,877,485
5,400	@	Lexmark Intl., Inc.	477,630
3,550	@, L	NCR Corp.	156,804
13,900	@	Network Appliance, Inc.	278,973
135,000	@	Sun Microsystems, Inc.	518,400
12,500	@	Sungard Data Systems, Inc.	287,500
20,900	@	Unisys Corp.	209,836

			18,399,654

		Cosmetics/Personal Care: 3.9%
6,950		Alberto-Culver Co.	335,616
17,100		Avon Products, Inc.	755,478
22,000		Colgate-Palmolive Co.	1,188,000
93,750		Gillette Co.	3,984,375
34,850		Kimberly-Clark Corp.	2,324,495
164,100		Procter & Gamble Co.	9,184,676

			17,772,640

		Distribution/Wholesale: 0.2%
7,750		Genuine Parts Co.	293,803
7,850		WW Grainger, Inc.	419,268

			713,071

ING Index Plus LargeCap Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares	Value

		Diversified Financial Services: 8.0%
52,250		American Express Co.	$2,613,545
4,150		Bear Stearns Cos., Inc.	364,868
9,850		Capital One Financial Corp.	667,436
209,750		Citigroup, Inc.	9,770,154
56,098		Countrywide Financial Corp.	1,994,284
15,350	@	E*TRADE Financial Corp.	180,823
39,500		Fannie Mae	2,940,774
4,500		Federated Investors, Inc.	129,825
10,200		Franklin Resources, Inc.	543,354
28,400		Freddie Mac	1,906,208
19,700		Goldman Sachs Group, Inc.	1,766,105
3,500		Janus Capital Group, Inc.	48,090
145,836		JPMorgan Chase & Co.	5,772,188
11,400		Lehman Brothers Holdings, Inc.	842,346
54,775		MBNA Corp.	1,322,269
39,400		Merrill Lynch & Co., Inc.	2,012,158
44,550		Morgan Stanley	2,260,022
26,250	@	Providian Financial Corp.	379,050
17,900		SLM Corp.	698,458
5,450		T. Rowe Price Group, Inc.	269,939

			36,481,896

		Electric: 2.6%
64,900	@	AES Corp.	654,841
3,250	L	Ameren Corp.	152,068
18,950		American Electric Power Co., Inc.	620,234
30,850		CenterPoint Energy, Inc.	337,499
7,150	L	Cinergy Corp.	289,432
9,400		Consolidated Edison, Inc.	396,680
11,697		Constellation Energy Group, Inc.	480,747
7,300		DTE Energy Co.	301,636
38,050		Duke Energy Corp.	842,427
14,000		Edison Intl.	376,320
9,050		Entergy Corp.	545,715
29,600		Exelon Corp.	1,090,759
14,650		FirstEnergy Corp.	589,516
7,750		FPL Group, Inc.	536,300
8,400		NiSource, Inc.	174,720
17,300	@, L	PG&E Corp.	504,987
4,400		Pinnacle West Capital Corp.	185,724
11,850		PPL Corp.	566,786
10,000		Progress Energy, Inc.	438,900
3,650		Public Service Enterprise Group, Inc.	154,541
32,550		Southern Co.	987,892
31,350		TXU Corp.	1,305,100
17,250		Xcel Energy, Inc.	304,463

			11,837,287

		Electrical Components and Equipment: 0.2%
17,350		Emerson Electric Co.	1,080,038

			1,080,038

ING Index Plus LargeCap Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares	Value

		Electronics: 0.6%
18,850	@	Agilent Technologies, Inc.	$386,425
9,150		Applera Corp. — Applied Biosystems Group	174,216
4,950	@	Fisher Scientific Intl.	282,002
7,600	@	Jabil Circuit, Inc.	156,788
12,900		Parker Hannifin Corp.	701,373
9,000		PerkinElmer, Inc.	157,320
23,100	@	Sanmina-SCI Corp.	159,852
35,700	@	Solectron Corp.	184,212
2,900		Tektronix, Inc.	82,853
6,200	@	Thermo Electron Corp.	162,874
6,100	@	Waters Corp.	264,191

			2,712,106

		Entertainment: 0.1%
14,050		International Game Technology	405,343

			405,343

		Environmental Control: 0.2%
26,050		Waste Management, Inc.	723,930

			723,930

		Food: 1.2%
14,850	L	Albertson’s, Inc.	365,013
22,850		ConAgra Foods, Inc.	598,670
15,350		General Mills, Inc.	725,287
11,400		Hershey Foods Corp.	550,392
15,000		HJ Heinz Co.	568,650
16,350		Kellogg Co.	686,373
11,850	@	Kroger Co.	195,881
5,700		McCormick & Co., Inc.	191,235
31,982		Sara Lee Corp.	707,762
5,800		Supervalu, Inc.	152,888
10,450		Sysco Corp.	335,863
9,000		WM Wrigley Jr. Co.	558,270

			5,636,284

		Forest Products and Paper: 0.6%
24,800		Georgia-Pacific Corp.	842,704
19,350		International Paper Co.	774,387
8,950		Louisiana-Pacific Corp.	220,707
9,400		MeadWestvaco Corp.	283,410
2,350		Temple-Inland, Inc.	160,458
10,100		Weyerhaeuser Co.	631,351

			2,913,017

		Gas: 0.2%
5,200		KeySpan Corp.	198,120
17,650		Sempra Energy	638,048

			836,168

ING Index Plus LargeCap Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares	Value

		Hand/Machine Tools: 0.2%
7,950		Black & Decker Corp.	$547,994
1,300		Snap-On, Inc.	41,301
5,100		Stanley Works	220,626

			809,921

		Healthcare-Products: 3.5%
2,700		Bausch & Lomb, Inc.	178,065
10,000		Baxter Intl., Inc.	305,400
17,850		Becton Dickinson & Co.	858,942
10,000		Biomet, Inc.	456,500
33,050	@	Boston Scientific Corp.	1,180,877
7,850		CR Bard, Inc.	440,385
5,200		Guidant Corp.	310,960
121,150		Johnson & Johnson	7,038,815
49,300		Medtronic, Inc.	2,452,675
7,600	@	St. Jude Medical, Inc.	511,100
16,000		Stryker Corp.	724,800
24,950	@	Zimmer Holdings, Inc.	1,778,935

			16,237,454

		Healthcare-Services: 1.8%
11,300		Aetna, Inc.	1,046,945
14,200	@, L	Anthem, Inc.	1,153,608
19,600	@	Humana, Inc.	372,400
4,150		Manor Care, Inc.	127,281
1,600		Quest Diagnostics	136,960
60,500		UnitedHealth Group, Inc.	4,000,865
16,250	@	WellPoint Health Networks	1,595,425

			8,433,484

		Home Builders: 0.0%
1,900		Centex Corp.	86,963
800		KB Home	55,016

			141,979

		Home Furnishings: 0.1%
7,550		Leggett & Platt, Inc.	203,020
3,200		Whirlpool Corp.	195,648

			398,668

		Household Products/Wares: 0.3%
4,400		Avery Dennison Corp.	273,460
9,000		Clorox Co.	475,560
6,550		Fortune Brands, Inc.	479,133

			1,228,153

		Insurance: 6.1%
28,050	@@	ACE Ltd.	1,081,328
20,750		Aflac, Inc.	832,075
71,050		Allstate Corp.	3,354,270

ING Index Plus LargeCap Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Insurance: 6.1% (continued)
4,700		AMBAC Financial Group, Inc.	$354,850
106,200		American Intl. Group, Inc.	7,565,687
13,200		AON Corp.	342,540
19,400		Chubb Corp.	1,319,394
13,700		Cigna Corp.	911,872
7,145		Cincinnati Financial Corp.	288,301
12,200		Hartford Financial Services Group, Inc.	746,152
2,450		Jefferson-Pilot Corp.	117,355
13,050		Lincoln National Corp.	591,165
10,068		Loews Corp.	571,862
21,650		Marsh & McLennan Cos., Inc.	967,539
6,650		MBIA, Inc.	380,846
52,500		Metlife, Inc.	1,955,624
7,300	L	MGIC Investment Corp.	498,371
5,000		Principal Financial Group	173,550
22,450		Progressive Corp.	1,802,735
36,950		Prudential Financial, Inc.	1,706,351
10,150		Safeco Corp.	488,926
27,844		St. Paul Travelers Cos., Inc.	965,908
4,500		Torchmark Corp.	231,660
13,100		UnumProvident Corp.	211,958
9,900	@@	XL Capital Ltd.	694,980

			28,155,299

		Internet: 1.2%
26,450	@	eBay, Inc.	2,288,983
30,800	@	Symantec Corp.	1,477,168
54,350	@	Yahoo!, Inc.	1,549,519

			5,315,670

		Iron/Steel: 0.2%
3,350	L	Nucor Corp.	262,272
11,600		United States Steel Corp.	428,156

			690,428

		Leisure Time: 0.5%
4,250		Brunswick Corp.	167,068
27,650		Carnival Corp.	1,266,093
12,250		Harley-Davidson, Inc.	747,495
7,050		Sabre Holdings Corp.	162,150

			2,342,806

		Lodging: 0.3%
6,250		Harrah's Entertainment, Inc.	301,188
16,900		Hilton Hotels Corp.	301,665
10,650		Marriott Intl., Inc.	505,342
8,050		Starwood Hotels & Resorts Worldwide, Inc.	355,810

			1,464,005

ING Index Plus LargeCap Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Machinery-Construction and Mining: 0.2%
13,950		Caterpillar, Inc.	$1,014,165

			1,014,165

		Machinery-Diversified: 0.2%
10,000		Deere & Co.	632,700
7,700		Rockwell Automation, Inc.	300,300

			933,000

		Media: 2.6%
10,050		Clear Channel Communications, Inc.	336,776
35,600	@	Comcast Corp.	1,002,852
3,350		Dow Jones & Co., Inc.	137,518
11,550		Gannett Co., Inc.	978,285
1,250		Knight-Ridder, Inc.	80,538
19,300		McGraw-Hill Cos., Inc.	1,461,589
1,750		Meredith Corp.	87,640
6,050		New York Times Co.	245,751
184,550	@	Time Warner, Inc.	3,017,392
13,000		Tribune Co.	542,750
70,600		Viacom, Inc.	2,351,685
83,050		Walt Disney Co.	1,864,473

			12,107,249

		Mining: 0.2%
14,350		Alcoa, Inc.	464,653
6,500		Phelps Dodge Corp.	530,140

			994,793

		Miscellaneous Manufacturing: 5.7%
31,950		3M Co.	2,631,401
3,550		Cooper Industries Ltd.	196,031
12,300		Danaher Corp.	632,466
9,950		Dover Corp.	375,414
11,900		Eastman Kodak Co.	352,002
5,900		Eaton Corp.	356,065
431,850		General Electric Co.	14,160,361
37,050		Honeywell Intl., Inc.	1,333,059
13,250		Illinois Tool Works, Inc.	1,209,593
7,100	@@	Ingersoll-Rand Co.	461,571
3,550		ITT Industries, Inc.	280,805
5,700		Pall Corp.	138,852
5,350		Textron, Inc.	339,672
120,300	@@	Tyco Intl. Ltd.	3,767,795

			26,235,087

		Office/Business Equipment: 0.2%
9,750		Pitney Bowes, Inc.	424,710
32,800	@, L	Xerox Corp.	440,504

			865,214

ING Index Plus LargeCap Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Oil and Gas: 6.9%
4,000		Amerada Hess Corp.	$322,000
10,250		Anadarko Petroleum Corp.	607,005
13,940		Apache Corp.	622,979
40,300		Burlington Resources, Inc.	1,460,069
74,200		ChevronTexaco Corp.	7,234,499
43,409		ConocoPhillips	3,230,931
16,500		Devon Energy Corp.	1,069,365
4,950		EOG Resources, Inc.	285,962
265,450		Exxon Mobil Corp.	12,237,244
3,650		Kerr-McGee Corp.	192,647
22,750		Marathon Oil Corp.	825,143
2,600	@, @@	Nabors Industries Ltd.	114,660
6,250	@	Noble Corp.	251,375
26,800		Occidental Petroleum Corp.	1,384,220
2,950		Sunoco, Inc.	181,425
5,200	@	Transocean, Inc.	159,640
10,500		Unocal Corp.	392,070
12,200		Valero Energy Corp.	805,566

			31,376,800

		Oil and Gas Services: 0.5%
12,500		Baker Hughes, Inc.	491,625
6,650	@	BJ Services Co.	319,533
22,650		Schlumberger Ltd.	1,399,770

			2,210,928

		Packaging and Containers: 0.1%
4,700		Ball Corp.	175,498
4,100		Bemis Co.	108,363
6,300	@	Pactiv Corp.	148,995
4,000	@, L	Sealed Air Corp.	196,480

			629,336

		Pharmaceuticals: 5.7%
25,650		Abbott Laboratories	1,069,349
5,300		Allergan, Inc.	395,645
5,450		AmerisourceBergen Corp.	294,845
79,450		Bristol-Myers Squibb Co.	1,885,349
7,050		Cardinal Health, Inc.	318,660
18,450	@	Caremark Rx, Inc.	529,515
46,050		Eli Lilly & Co.	2,921,872
3,400	@	Express Scripts, Inc.	214,880
16,100	@	Forest Laboratories, Inc.	738,185
8,550	@	Gilead Sciences, Inc.	591,062
7,280	@	Hospira, Inc.	201,656
17,816	@	King Pharmaceuticals, Inc.	221,987
4,702	@	Medco Health Solutions, Inc.	146,843
91,050		Merck & Co., Inc.	4,094,518
312,230		Pfizer, Inc.	10,200,553
5,200	@	Watson Pharmaceuticals, Inc.	143,208
54,700		Wyeth	2,000,379

			25,968,506

ING Index Plus LargeCap Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Pipelines: 0.1%
5,550		Kinder Morgan, Inc.	$335,775
21,700		Williams Cos., Inc.	258,013

			593,788

		Real Estate Investment Trusts: 0.2%
8,100	L	Plum Creek Timber Co., Inc.	267,624
7,000		Prologis	253,050
3,400		Simon Property Group, Inc.	190,230

			710,904

		Retail: 7.7%
12,550	@	Bed Bath & Beyond, Inc.	469,621
12,900		Best Buy Co., Inc.	600,108
23,950		Circuit City Stores, Inc.	310,632
46,900		Costco Wholesale Corp.	1,930,873
16,700		CVS Corp.	668,000
7,900		Darden Restaurants, Inc.	165,979
13,650		Dollar General Corp.	268,905
7,250		Federated Department Stores	314,650
90,400		Gap, Inc.	1,694,096
90,050		Home Depot, Inc.	3,292,227
26,950		J.C. Penney Co., Inc. Holding Co.	1,032,724
5,750	@	Kohl's Corp.	284,510
31,650		Limited Brands, Inc.	635,532
33,550		Lowe's Cos., Inc.	1,667,435
12,100		May Department Stores Co.	296,571
87,100		McDonald's Corp.	2,353,441
9,550		Nordstrom, Inc.	354,592
23,750	@	Office Depot, Inc.	380,238
6,100		RadioShack Corp.	164,334
51,300		Staples, Inc.	1,471,284
28,750	@	Starbucks Corp.	1,243,150
36,900		Target Corp.	1,645,002
21,650		TJX Cos., Inc.	458,114
7,600	@	Toys R US, Inc.	123,424
173,340		Wal-Mart Stores, Inc.	9,129,817
98,950		Walgreen Co.	3,606,727
11,550		Wendy's Intl., Inc.	396,974
11,750		Yum! Brands, Inc.	466,593

			35,425,553

		Savings and Loans: 0.5%
6,500		Golden West Financial Corp.	703,495
13,150		Sovereign Bancorp, Inc.	287,459
35,500		Washington Mutual, Inc.	1,378,465

			2,369,419

		Semiconductors: 2.5%
14,300	@	Advanced Micro Devices, Inc.	163,449
24,150	@	Altera Corp.	456,918
16,300		Analog Devices, Inc.	565,936
69,050	@	Applied Materials, Inc.	1,097,205

ING Index Plus LargeCap Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Semiconductors: 2.5% (continued)
12,500	@	Broadcom Corp.	$339,250
263,750		Intel Corp.	5,615,237
8,600	@, L	KLA-Tencor Corp.	321,296
12,750		Linear Technology Corp.	456,068
14,600		Maxim Integrated Products	634,078
14,300	@	National Semiconductor Corp.	190,619
8,700	@	Teradyne, Inc.	111,969
71,100		Texas Instruments, Inc.	1,389,293
5,750		Xilinx, Inc.	157,723

			11,499,041

		Software: 4.9%
10,500		Adobe Systems, Inc.	481,635
10,850		Autodesk, Inc.	481,849
23,950		Automatic Data Processing, Inc.	952,492
20,450	@	BMC Software, Inc.	306,137
6,650	@	Citrix Systems, Inc.	105,802
23,450		Computer Associates Intl., Inc.	567,959
33,300	@	Compuware Corp.	150,849
13,550	@	Electronic Arts, Inc.	674,519
34,918		First Data Corp.	1,475,285
7,200	@	Fiserv, Inc.	250,416
15,300		IMS Health, Inc.	356,949
8,200	@	Intuit, Inc.	346,778
1,600	@	Mercury Interactive Corp.	55,216
442,500		Microsoft Corp.	12,080,249
13,950	@	Novell, Inc.	82,305
329,000	@	Oracle Corp.	3,280,129
12,550	@	PeopleSoft, Inc.	218,370
34,500	@	Siebel Systems, Inc.	262,545
17,550	@	Veritas Software Corp.	293,436

			22,422,920

		Telecommunications: 6.1%
35,550		Alltel Corp.	1,942,808
14,510		AT&T Corp.	214,458
16,150	@	Avaya, Inc.	195,738
85,400		BellSouth Corp.	2,285,304
5,400		CenturyTel, Inc.	173,826
273,550	@	Cisco Systems, Inc.	5,131,797
11,400		Citizens Communications Co.	143,982
7,250	@	Comverse Technology, Inc.	126,948
58,450	@	Corning, Inc.	591,514
274,894	@, L	Lucent Technologies, Inc.	860,418
95,100		Motorola, Inc.	1,535,865
49,850	@	Nextel Communications, Inc.	1,156,022
100,400		Qualcomm, Inc.	3,820,220
153,200		SBC Communications, Inc.	3,951,027
17,250		Scientific-Atlanta, Inc.	469,890
35,050	@, L	Tellabs, Inc.	317,904
128,050		Verizon Communications, Inc.	5,025,962

			27,943,683

ING Index Plus LargeCap Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares		Value

	Textiles: 0.1%
7,100	Cintas Corp.	$291,171

		291,171

	Toys/Games/Hobbies: 0.0%
11,200	Hasbro, Inc.	207,536

		207,536

	Transportation: 1.4%
15,800	Burlington Northern Santa Fe Corp.	565,640
20,610	FedEx Corp.	1,689,814
16,550	Norfolk Southern Corp.	470,020
4,500	Ryder System, Inc.	197,145
45,950	United Parcel Service, Inc.	3,356,647

		6,279,266

	Total Common Stock
	(Cost $373,209,149)	455,857,595

ING Index Plus LargeCap Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 1.7%
	Repurchase Agreement: 0.4%
$1,840,000	Goldman Sachs Repurchase Agreement dated, 8/31/04, 1.570%, due 09/01/04, $1,840,080 to be received upon repurchase (Collateralized by $1,671,000, Federal National Mortgage Association, 6.250%, Market Value plus accrued interest $1,877,206, due 05/15/29)		$1,840,000

	Total Repurchase Agreement
	(Cost $1,840,000)		1,840,000

	Securities Lending CollateralCC: 1.3%
5,929,001	The Bank of New York Institutional Cash Reserves Fund		5,929,001

	Total Securities Lending Collateral
	(Cost $5,929,001)		5,929,001

	Total Short-Term Investments
	(Cost $7,769,001)		7,769,001

	Total Investments In Securities
	(Cost $380,978,150)*	101.2%	$463,626,596
	Other Assets and Liabilities—Net	(1.2)	(5,577,158)

	Net Assets	100.0%	$458,049,438

@	Non-income producing security
@@	Foreign issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at August 31, 2004.
*	Cost for federal income tax purposes is $401,726,355.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$66,238,827
	Gross Unrealized Depreciation		(4,338,586)

	Net Unrealized Appreciation		$61,900,241

ING Index Plus MidCap Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 100.0%
		Advertising: 0.3%
7,750	@, L	Catalina Marketing Corp.	$174,375
15,500		Harte-Hanks, Inc.	384,555

			558,930

		Aerospace/Defense: 0.9%
7,350	@, L	Alliant Techsystems, Inc.	425,859
21,200		L-3 Communications Holdings, Inc.	1,327,968
1,450	@	Sequa Corp.	77,198

			1,831,025

		Agriculture: 0.1%
4,650		Universal Corp.-VA	209,855

			209,855

		Airlines: 0.1%
16,400	@, L	Airtran Holdings, Inc.	199,260
3,150	@, L	Alaska Air Group, Inc.	74,151

			273,411

		Apparel: 1.2%
51,450	@	Coach, Inc.	2,168,618
7,100	@	Timberland Co.	396,535

			2,565,153

		Auto Parts and Equipment: 0.9%
3,450		Bandag, Inc.	157,872
10,950		BorgWarner, Inc.	489,903
13,750		Lear Corp.	740,850
10,341		Modine Manufacturing Co.	308,162
5,150	L	Superior Industries Intl.	163,255

			1,860,042

		Banks: 6.7%
36,244		Associated Banc-Corp	1,134,437
26,550		Bank of Hawaii Corp.	1,260,594
34,500		Banknorth Group, Inc.	1,171,965
9,550		City National Corp.	630,109
42,754		Colonial BancGroup, Inc.	862,776
15,950	L	Commerce Bancorp, Inc.	836,897
34,600		Compass Bancshares, Inc.	1,600,249
4,050		Cullen/Frost Bankers, Inc.	182,210
6,650		FirstMerit Corp	175,161
10,200		Greater Bay BanCorp	290,394
67,600		Hibernia Corp.	1,815,059
13,350		Investors Financial Services Corp.	619,173
5,800		Mercantile Bankshares Corp.	276,080
39,650		National Commerce Financial Corp.	1,333,825
6,250	@	Silicon Valley Bancshares	233,438

ING Index Plus MidCap Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Banks: 6.7% (continued)
14,250		TCF Financial Corp.	$906,443
2,450		Westamerica Bancorporation	129,213
5,400		Wilmington Trust Corp.	200,556

			13,658,579

		Beverages: 0.6%
21,400	@	Constellation Brands, Inc.	786,878
26,750		PepsiAmericas, Inc.	530,720

			1,317,598

		Biotechnology: 0.5%
15,550	@, L	Charles River Laboratories Intl., Inc.	677,202
7,350	@	Protein Design Labs, Inc.	134,726
12,800	@, L	Vertex Pharmaceuticals, Inc.	124,544

			936,472

		Building Materials: 0.3%
9,100		Martin Marietta Materials, Inc.	409,409
3,300		York Intl. Corp.	107,448

			516,857

		Chemicals: 2.4%
12,750		Airgas, Inc.	283,688
8,950		Albemarle Corp.	297,677
20,500		Cabot Corp.	816,719
6,850	L	Cytec Industries, Inc.	330,444
7,550	L	Ferro Corp.	155,077
12,400	@	FMC Corp.	573,252
39,000	L	IMC Global, Inc.	621,659
10,600		Lubrizol Corp.	377,890
14,000		Lyondell Chemical Co.	275,660
1,600		Minerals Technologies, Inc.	89,872
5,750		Olin Corp.	97,118
23,250		RPM Intl., Inc.	367,583
9,100		Sensient Technologies Corp.	191,100
10,562		Valspar Corp.	499,477

			4,977,216

		Coal: 0.5%
9,700		Arch Coal, Inc.	312,631
12,550		Peabody Energy Corp.	669,166

			981,797

		Commercial Services: 3.4%
15,950	@	Alliance Data Systems Corp.	609,290
4,800		Banta Corp.	185,808
19,350	@, L	Career Education Corp.	596,754
18,050	@	ChoicePoint, Inc.	762,612
5,600	@	DeVry, Inc.	108,752
13,150	@	Education Management Corp.	382,139

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Commercial Services: 3.4% (continued)
18,350	@	First Health Group Corp.	$279,838
23,750	@, L	Gartner, Inc.	283,813
22,700	@, L	ITT Educational Services, Inc.	784,738
2,800		Kelly Services, Inc.	75,600
19,300	@	Korn/Ferry Intl.	342,961
17,000		Manpower, Inc.	717,910
16,800		MoneyGram Intl., Inc.	280,560
8,200	@	MPS Group, Inc.	73,226
17,900	@, L	Quanta Services, Inc.	114,918
15,050	@	Rent-A-Center, Inc.	453,005
7,575		Rollins, Inc.	176,952
11,800	@, L	Sotheby's Holdings	188,682
14,250	@	United Rentals, Inc.	209,333
9,700	@	Valassis Communications, Inc.	274,122

			6,901,013

		Computers: 3.6%
20,600	@	BISYS Group, Inc.	292,520
50,550	@, L	Cadence Design Systems, Inc.	628,337
28,250	@	Ceridian Corp.	522,343
25,300	@	Cognizant Technology Solutions Corp.	693,726
13,950	L	Diebold, Inc.	682,016
15,900	@, L	DST Systems, Inc.	719,315
2,600		Imation Corp.	89,518
29,751		Jack Henry & Associates, Inc.	538,791
16,800	@, L	McData Corp.	86,688
14,325		National Instruments Corp.	373,453
12,500		Reynolds & Reynolds Co.	306,375
31,150	@, L	Sandisk Corp.	727,352
55,750	@	Storage Technology Corp.	1,351,937
28,750	@	Synopsys, Inc.	458,850

			7,471,221

		Distribution/Wholesale: 1.1%
16,000		CDW Corp.	936,000
15,250	L	Fastenal Co.	957,395
11,800	@	Tech Data Corp.	444,388

			2,337,783

		Diversified Financial Services: 2.4%
14,900		AG Edwards, Inc.	518,222
73,400	@, L	AmeriCredit Corp.	1,534,793
13,050		Eaton Vance Corp.	523,958
12,400		IndyMac Bancorp, Inc.	427,800
10,649		Jefferies Group, Inc.	356,848
12,650		Legg Mason, Inc.	1,020,602
14,650		Raymond James Financial, Inc.	354,823
6,500		Waddell & Reed Financial, Inc.	141,310

			4,878,356

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Electric: 4.8%
28,350		Allete, Inc.	$767,150
22,650		Alliant Energy Corp.	588,674
5,200		Black Hills Corp.	144,820
22,900		DPL, Inc.	465,557
13,550		Duquesne Light Holdings, Inc.	254,605
29,100		Energy East Corp.	709,167
13,350		Great Plains Energy, Inc.	402,636
15,700	L	Hawaiian Electric Industries	405,217
7,300		Idacorp, Inc.	212,649
23,633		MDU Resources Group, Inc.	599,569
23,450		Northeast Utilities	449,537
10,750		NSTAR	524,600
29,966		OGE Energy Corp.	779,115
35,200		Pepco Holdings, Inc.	726,528
11,325		PNM Resources, Inc.	242,015
7,800		Puget Energy, Inc.	178,698
21,950		SCANA Corp.	832,782
23,100	@, L	Sierra Pacific Resources	198,660
14,850		Westar Energy, Inc.	311,850
22,250		Wisconsin Energy Corp.	728,688
7,600		WPS Resources Corp.	354,692

			9,877,209

		Electrical Components and Equipment: 1.3%
21,800		Ametek, Inc.	622,390
15,400	@, L	Energizer Holdings, Inc.	636,636
30,850		Hubbell, Inc.	1,331,178

			2,590,204

		Electronics: 1.4%
22,846	@	Arrow Electronics, Inc.	494,387
22,850	@	Avnet, Inc.	362,858
15,450		Gentex Corp.	530,553
13,550	@	Kemet Corp.	117,479
29,217	@	Thomas & Betts Corp.	718,737
7,771	@, L	Varian, Inc.	305,556
31,450	@, L	Vishay Intertechnology, Inc.	400,988

			2,930,558

		Engineering and Construction: 0.4%
9,250	@	Dycom Industries, Inc.	237,910
8,200		Granite Construction, Inc.	186,960
11,300	@	Jacobs Engineering Group, Inc.	441,943

			866,813

		Entertainment: 0.9%
23,400	L	GTECH Holdings Corp.	549,900
18,200		International Speedway Corp.	962,780
8,950	@	Macrovision Corp.	211,668
12,200	@	Six Flags, Inc.	67,954

			1,792,302

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Environmental Control: 0.6%
30,150		Republic Services, Inc.	$842,693
7,700	@	Stericycle, Inc.	363,286

			1,205,979

		Food: 3.2%
30,000	@	Dean Foods Co.	1,112,100
42,738		Hormel Foods Corp.	1,141,105
11,078		JM Smucker Co.	509,366
23,600		Ruddick Corp.	450,052
20,300	@	Smithfield Foods, Inc.	521,710
10,711		Tootsie Roll Industries, Inc.	330,327
97,023		Tyson Foods, Inc.	1,598,939
12,500		Whole Foods Market, Inc.	971,625

			6,635,224

		Forest Products and Paper: 0.7%
10,950		Bowater, Inc.	393,434
8,450		Glatfelter	107,146
17,700	@	Longview Fibre Co.	219,126
14,850	L	Potlatch Corp.	637,065
1	@@	Stora Enso Oyj ADR	13

			1,356,784

		Gas: 0.5%
14,262		AGL Resources, Inc.	434,848
14,600		Vectren Corp.	356,970
8,550		WGL Holdings, Inc.	244,958

			1,036,776

		Hand/Machine Tools: 0.1%
6,600		Kennametal, Inc.	269,874

			269,874

		Healthcare-Products: 3.8%
11,900		Beckman Coulter, Inc.	663,901
37,400	@	Cytyc Corp.	896,104
25,550		Dentsply Intl., Inc.	1,301,772
11,750	@	Edwards Lifesciences Corp.	414,893
3,400	@, L	Henry Schein, Inc.	211,752
12,250		Hillenbrand Industries, Inc.	689,185
6,900	@	Inamed Corp.	366,666
13,750	@, L	Patterson Cos., Inc.	1,006,913
13,200	@	Steris Corp.	302,016
56,750	@	Varian Medical Systems, Inc.	1,881,262
7,600	@	Visx, Inc.	154,128

			7,888,592

ING Index Plus MidCap Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Healthcare-Services: 3.7%
3,950	@	Apria Healthcare Group, Inc.	$111,548
19,050	@	Community Health Systems, Inc.	476,250
32,950	@	Covance, Inc.	1,233,978
37,100	@	Coventry Health Care, Inc.	1,883,937
21,250	@, L	Health Net, Inc.	551,225
7,000	@	LifePoint Hospitals, Inc.	202,230
19,350	@, L	Lincare Holdings, Inc.	621,909
42,450	@, L	Pacificare Health Systems	1,384,295
12,825	@, L	Renal Care Group, Inc.	406,168
5,700	@	Triad Hospitals, Inc.	181,203
11,100		Universal Health Services, Inc.	500,055

			7,552,798

		Holding Companies-Diversified: 0.4%
14,350	L	Leucadia National Corp.	774,900

			774,900

		Home Builders: 1.2%
18,250		DR Horton, Inc.	564,655
31,100		Lennar Corp.	1,424,380
10,600		Thor Industries, Inc.	271,572
5,400	@, L	Toll Brothers, Inc.	239,706

			2,500,313

		Home Furnishings: 1.3%
9,850		Furniture Brands Intl., Inc.	226,550
25,100		Harman Intl. Industries, Inc.	2,426,919

			2,653,469

		Household Products/Wares: 0.9%
23,800	@	American Greetings	572,866
21,250		Blyth, Inc.	637,712
7,650		Church & Dwight, Inc.	344,021
2,550	@	Scotts Co.	157,641
4,750		Tupperware Corp.	81,083

			1,793,323

		Insurance: 8.0%
10,400	@	Allmerica Financial Corp.	301,600
37,100		American Financial Group, Inc.	1,092,595
12,850	L	AmerUs Group Co.	512,201
17,400		Arthur J Gallagher & Co.	554,364
13,900		Brown & Brown, Inc.	624,110
24,500	@@	Everest Re Group Ltd.	1,718,919
48,367		Fidelity National Financial, Inc.	1,821,017
17,350		First American Corp.	502,630
22,250		HCC Insurance Holdings, Inc.	647,475
7,850		Horace Mann Educators Corp.	133,215
20,950	@, L	Ohio Casualty Corp.	422,143

ING Index Plus MidCap Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Insurance: 8.0% (continued)
36,550		Old Republic Intl. Corp.	$860,753
42,500		PMI Group, Inc.	1,765,024
23,100		Protective Life Corp.	903,903
18,000		Radian Group, Inc.	797,400
9,700		Stancorp Financial Group, Inc.	703,250
34,150		Unitrin, Inc.	1,432,593
38,325		WR Berkley Corp.	1,547,563

			16,340,755

		Internet: 1.3%
9,950	@	Avocent Corp.	283,675
16,600	@, L	Checkfree Corp.	452,350
5,300	@	Macromedia, Inc.	102,714
76,950	@	McAfee, Inc.	1,522,070
19,350	@, L	RSA Security, Inc.	288,122

			2,648,931

		Lodging: 1.1%
17,350	L	Boyd Gaming Corp.	471,053
62,850	@	Caesars Entertainment, Inc.	971,032
13,500		Mandalay Resort Group	915,840

			2,357,925

		Machinery-Diversified: 1.3%
15,900	@, L	AGCO Corp.	317,841
17,350	@	Flowserve Corp.	398,009
14,050		Graco, Inc.	438,360
17,750		Nordson, Corp.	608,648
3,450		Tecumseh Products Co.	141,968
13,425	@	Zebra Technologies Corp.	767,238

			2,672,064

		Media: 1.7%
9,000		Belo Corp.	206,460
4,000	@	Entercom Communications Corp.	150,800
8,300		Lee Enterprises, Inc.	392,839
4,150		Media General, Inc.	241,489
20,300		Reader's Digest Association, Inc.	288,666
8,250	@, L	Scholastic Corp.	241,313
1,850		Washington Post	1,606,724
19,250	@	Westwood One, Inc.	431,970

			3,560,261

		Metal Fabricate/Hardware: 0.3%
12,350		Precision Castparts Corp.	680,362

			680,362

ING Index Plus MidCap Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares	Value

		Miscellaneous Manufacturing: 2.0%
19,500		Brink’s Co.	$561,600
5,850		Carlisle Cos., Inc.	357,143
17,500		Donaldson Co., Inc.	497,000
7,800		Harsco Corp.	350,064
7,350		Lancaster Colony Corp.	303,408
33,600		Pentair, Inc.	1,116,863
15,500		SPX Corp.	565,595
7,050		Teleflex, Inc.	308,297

			4,059,970

		Office Furnishings: 0.7%
13,950	L	Herman Miller, Inc.	351,401
29,580		HNI Corp.	1,159,536

			1,510,937

		Oil and Gas: 5.1%
29,350		ENSCO Intl., Inc.	855,846
11,650	@, L	Forest Oil Corp.	303,483
18,300		Murphy Oil Corp.	1,381,833
28,850	@	Newfield Exploration Co.	1,596,847
29,150		Noble Energy, Inc.	1,500,642
51,500	L	Pioneer Natural Resources Co.	1,722,674
14,550	@	Plains Exploration & Production Co.	282,416
32,700		Pogo Producing Co.	1,438,146
50,850		XTO Energy, Inc.	1,425,834

			10,507,721

		Oil and Gas Services: 2.1%
11,350	@	Cooper Cameron Corp.	578,056
14,100	@	FMC Technologies, Inc.	433,152
25,050	@	Grant Prideco, Inc.	457,664
15,750	@	Hanover Compressor Co.	181,598
16,700	@	National-Oilwell, Inc.	499,330
8,150	@	Smith Intl., Inc.	464,387
19,650	@	Varco Intl., Inc.	477,102
25,450	@, @@	Weatherford Intl. Ltd.	1,179,352

			4,270,641

		Packaging and Containers: 0.5%
21,100		Packaging Corp. of America	483,190
19,520		Sonoco Products Co.	505,763

			988,953

		Pharmaceuticals: 1.7%
7,700	@, L	Barr Laboratories, Inc.	302,379
11,500	@, L	Cephalon, Inc.	540,615
49,563	@, L	IVAX Corp.	959,530
8,200		Omnicare, Inc.	237,308
2,600	@	Par Pharmaceutical Cos., Inc.	106,704

ING Index Plus MidCap Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares	Value

		Pharmaceuticals: 1.7% (continued)
12,950		Perrigo Co.	$254,338
16,900	@, L	Sepracor, Inc.	838,409
14,100	L	Valeant Pharmaceuticals Intl.	330,786

			3,570,069

		Pipelines: 1.4%
12,300		Equitable Resources, Inc.	644,889
43,149		National Fuel Gas Co.	1,155,530
16,150	L	Questar Corp.	656,982
14,200		Western Gas Resources, Inc.	396,464

			2,853,865

		Real Estate Investment Trusts: 1.2%
15,850	L	AMB Property Corp.	591,998
13,250		Hospitality Properties Trust	555,838
16,500		Liberty Property Trust	667,589
8,200	L	New Plan Excel Realty Trust	210,904
9,423		Rayonier, Inc.	436,945

			2,463,274

		Retail: 9.0%
47,600		Abercrombie & Fitch Co.	1,332,799
18,450	@	Aeropostale, Inc.	574,718
36,050	@, L	American Eagle Outfitters	1,200,465
34,525	@	AnnTaylor Stores Corp.	834,469
15,675		Applebees Intl., Inc.	377,297
35,000	@	Barnes & Noble, Inc.	1,209,600
13,500	@	BJ’s Wholesale Club, Inc.	341,820
14,750		Borders Group, Inc.	352,525
19,350	@, L	Brinker Intl., Inc.	589,208
8,850		CBRL Group, Inc.	282,138
3,850	@, L	Cheesecake Factory	159,313
17,400	@	Chico’s FAS, Inc.	711,660
49,650		Claire’s Stores, Inc.	1,208,481
30,400	@	Copart, Inc.	660,288
22,050	@	Dollar Tree Stores, Inc.	518,396
28,400		Foot Locker, Inc.	635,308
30,300		Michaels Stores, Inc.	1,737,098
3,850	L	Neiman-Marcus Group, Inc.	204,820
10,200	@, L	O’Reilly Automotive, Inc.	401,982
13,750	L	Outback Steakhouse, Inc.	538,175
15,150	@	Pacific Sunwear of California	290,274
13,750	@, L	Payless Shoesource, Inc.	159,500
44,300	L	Petsmart, Inc.	1,243,058
7,200		Pier 1 Imports, Inc.	124,920
14,800		Regis Corp.	605,764
29,100		Ross Stores, Inc.	615,465
11,950	L	Ruby Tuesday, Inc.	323,248
28,721	@	Saks, Inc.	341,205
23,800	@	Williams-Sonoma, Inc.	832,762

			18,406,756

ING Index Plus MidCap Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares	Value

		Savings and Loans: 1.8%
15,000		Astoria Financial Corp.	$545,100
26,550		Greenpoint Financial Corp.	1,169,527
27,100		Independence Community Bank Corp.	1,063,404
15,885	L	Washington Federal, Inc.	409,198
10,050		Webster Financial Corp.	494,460

			3,681,689

		Semiconductors: 2.7%
245,150	@	Atmel Corp.	855,573
17,600	@, L	Credence Systems Corp.	117,392
15,100	@, L	Cree, Inc.	377,651
22,750	@	Cypress Semiconductor Corp.	222,040
23,450	@	Fairchild Semiconductor Intl., Inc.	289,139
19,850	@	Integrated Device Technology, Inc.	212,594
11,650	@	International Rectifier Corp.	382,819
11,850		Intersil Corp.	206,546
26,400	@, L	Lam Research Corp.	568,920
19,150	@, L	Lattice Semiconductor Corp.	87,324
9,700	@	LTX Corp.	49,858
14,250	@	Micrel, Inc.	138,368
60,300		Microchip Technology, Inc.	1,591,316
13,400	@, L	Semtech Corp.	242,406
9,300	@, L	Silicon Laboratories, Inc.	304,947

			5,646,893

		Software: 2.4%
45,025	@	Activision, Inc.	647,909
15,550		Acxiom Corp.	349,409
5,850	@	Advent Software, Inc.	98,748
12,050		Certegy, Inc.	462,479
10,150	@	CSG Systems Intl.	146,871
22,238	@	Dun & Bradstreet Corp.	1,226,202
14,275		Fair Isaac Corp.	384,426
12,700	@, L	Keane, Inc.	179,070
19,300		SEI Investments Co.	630,724
32,950	@	Sybase, Inc.	439,224
6,928	@	Transaction Systems Architects, Inc.	118,053
28,350	@	Wind River Systems, Inc.	307,598

			4,990,713

		Telecommunications: 2.8%
72,200	@	3Com Corp.	325,622
14,250		Adtran, Inc.	381,615
15,900	@	Advanced Fibre Communications, Inc.	273,003
47,000	@	Cincinnati Bell, Inc.	169,670
32,600	@, L	CommScope, Inc.	647,762
31,750		Harris Corp.	1,529,079
6,650	@	Newport Corp.	83,125
8,550		Plantronics, Inc.	332,168
51,050	@	Polycom, Inc.	997,007
36,050	@, L	RF Micro Devices, Inc.	184,576
10,950		Telephone & Data Systems, Inc.	844,245

			5,767,872

ING Index Plus MidCap Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares	Value

		Textiles: 0.2%
5,050	@, L	Mohawk Industries, Inc.	$388,446

			388,446

		Transportation: 2.4%
7,700		Alexander & Baldwin, Inc.	237,083
16,700		CH Robinson Worldwide, Inc.	712,589
26,500		CNF, Inc.	1,087,030
20,350		Expeditors Intl. Washington, Inc.	992,673
16,100		JB Hunt Transport Services, Inc.	545,790
19,500		Overseas Shipholding Group	838,500
16,350	@	Swift Transportation Co., Inc.	297,243
15,425		Werner Enterprises, Inc.	273,331

			4,984,239

		Trucking and Leasing: 0.1%
9,500		GATX Corp.	256,215

			256,215

		Total Common Stock
		(Cost $182,963,558)	205,608,977

ING Index Plus MidCap Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Principal Amount	Value

SHORT-TERM INVESTMENTS: 10.7%
		Repurchase Agreement: 1.0%
$2,097,000		Goldman Sachs Repurchase Agreement dated 08/31/04, 1.570%, due 09/01/04, $2,097,091 to be received upon repurchase (Collateralized by $2,030,000 various U.S. Government Agency Obligations, 6.000%-6.250%, Market Value plus accrued interest $2,139,861, due 08/14/2 3-05/15/29)		$2,097,000

		Total Repurchase Agreement
		(Cost $2,097,000)		2,097,000

		Securities Lending CollateralCC: 9.7%
19,956,370		The Bank of New York Institutional Cash Reserves Fund		19,956,370

		Total Securities Lending Collateral
		(Cost $19,956,370)		19,956,370

		Total Short-Term Investments
		(Cost $22,053,370)		22,053,370

		Total Investments In Securities
		(Cost $205,016,928)*	110.7%	$227,662,347
		Other Assets and Liabilities—Net	(10.7)	(21,940,554)

		Net Assets	100.0%	$205,721,793

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2004.
	*	Cost for federal income tax purposes is $208,072,717.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$24,818,262
		Gross Unrealized Depreciation		(5,228,632)

		Net Unrealized Appreciation		$19,589,630

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 99.8%		Advertising: 0.3%
8,305		Advo, Inc.	$245,662

			245,662

		Aerospace/Defense: 2.1%
5,000		AAR Corp.	53,500
9,100	@	Armor Holdings, Inc.	322,686
3,800		Curtiss-Wright Corp.	207,670
3,930	@	DRS Technologies, Inc.	142,973
1,340		EDO Corp.	35,095
4,120		Engineered Support Systems, Inc.	178,025
3,240	@	Esterline Technologies Corp.	102,805
2,700	L	GenCorp, Inc.	32,616
3,000		Kaman Corp.	34,980
7,100	@	Moog, Inc.	252,405
9,060	@	Teledyne Technologies, Inc.	218,799
2,400	@	Triumph Group, Inc.	77,280

			1,658,834

		Agriculture: 0.1%
2,410		Delta & Pine Land Co.	61,239
5,610		Dimon, Inc.	32,201

			93,440

		Airlines: 0.1%
2,350	@	FLYi, Inc.	10,904
8,450	@, L	Mesa Air Group, Inc.	54,122
3,650		Skywest, Inc.	52,524

			117,550

		Apparel: 2.3%
5,650	@	Ashworth, Inc.	48,025
7,980	@	Gymboree Corp.	115,790
3,190		Haggar Corp.	59,143
15,640	L	K-Swiss, Inc.	305,136
4,400		Kellwood Co.	160,600
1,131		Oshkosh B’Gosh, Inc.	23,038
2,720		Oxford Industries, Inc.	110,051
12,830		Phillips-Van Heusen	258,653
8,700	@	Quiksilver, Inc.	189,225
5,110		Russell Corp.	91,265
6,510		Stride Rite Corp.	64,319
16,930		Wolverine World Wide, Inc.	408,351

			1,833,596

		Auto Manufacturers: 0.8%
9,141		Oshkosh Truck Corp.	465,825
5,630	@	Wabash National Corp.	149,364

			615,189

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Auto Parts and Equipment: 0.0%
2,530		Standard Motor Products, Inc.	$36,154

			36,154

		Banks: 6.4%
6,015		Chittenden Corp.	215,939
6,260		Community First Bankshares, Inc.	201,384
8,450		East-West Bancorp, Inc.	306,143
10,755	@@	First Bancorp Puerto Rico	494,299
7,510		First Midwest Bancorp, Inc.	258,569
6,650		First Republic Bank	297,854
20,930		Fremont General Corp.	421,948
6,400		Gold Banc Corp., Inc.	99,200
2,920		Hudson United BanCorp.	105,733
11,530		Irwin Financial Corp.	296,667
3,250		PrivateBancorp, Inc.	95,583
5,588		Provident Bankshares Corp.	176,972
15,687		Republic Bancorp, Inc.	230,756
1,850	L	Riggs National Corp.	43,475
11,990		South Financial Group, Inc.	340,995
7,274		Sterling Bancshares, Inc.	97,763
7,760		Susquehanna Bancshares, Inc.	186,240
12,586		Trustco Bank Corp. NY	163,618
7,150	L	UCBH Holdings, Inc.	287,073
12,200		Umpqua Holdings Corp.	282,186
7,460		United Bankshares, Inc.	247,374
2,667		Whitney Holding Corp.	109,880
3,110		Wintrust Financial Corp.	170,677

			5,130,328

		Biotechnology: 0.5%
6,100	@	Arqule, Inc.	30,012
4,460		Cambrex Corp.	96,202
3,250	@, L	CryoLife, Inc.	20,118
4,370	@, L	Integra LifeSciences Holdings Corp.	130,531
8,260	@, L	Regeneron Pharmaceuticals, Inc.	73,597
6,700	@	Savient Pharmaceuticals, Inc.	14,673

			365,133

		Building Materials: 1.3%
2,840		Apogee Enterprises, Inc.	32,007
1,350		ElkCorp.	33,764
7,185		Florida Rock Industries, Inc.	326,918
9,232	L	Lennox Intl., Inc.	150,112
4,516		Simpson Manufacturing Co., Inc.	255,154
3,450		Texas Industries, Inc.	151,110
2,960		Universal Forest Products, Inc.	88,474

			1,037,539

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Chemicals: 2.1%
4,335		Arch Chemicals, Inc.	$118,346
4,950		Georgia Gulf Corp.	187,853
4,450		HB Fuller Co.	117,169
13,210		Macdermid, Inc.	390,222
12,150		OM Group, Inc.	413,707
6,450	@	Omnova Solutions, Inc.	37,991
1,620		Penford Corp.	27,605
36,750	@	PolyOne Corp.	260,924
4,760		Schulman (A.), Inc.	95,486

			1,649,303

		Coal: 0.4%
12,650		Massey Energy Co.	348,128

			348,128

		Commercial Services: 3.8%
8,400		Aaron Rents, Inc.	172,535
8,030		ABM Industries, Inc.	144,219
11,400	@	Administaff, Inc.	115,824
4,980	@	Arbitron, Inc.	193,024
4,750		Bowne & Co., Inc.	63,745
1,290		CDI Corp.	27,090
5,170		Central Parking Corp.	84,013
1,340		Chemed Corp	73,285
3,640	@	Coinstar, Inc.	71,781
5,450	@	Consolidated Graphics, Inc.	222,632
2,740		CPI Corp.	36,332
4,950	@, L	Cross Country Healthcare, Inc.	73,409
2,700	@	Heidrick & Struggles Intl., Inc.	71,982
8,970		Hooper Holmes, Inc.	36,777
2,040	@	Insurance Auto Auctions, Inc.	35,108
11,520	@	Labor Ready, Inc.	142,733
4,130	@	Maximus, Inc.	120,142
4,070	@, L	Memberworks, Inc.	101,506
4,000	@	Midas, Inc.	63,400
4,610	@	NCO Group, Inc.	117,832
2,600	@	On Assignment, Inc.	12,064
4,410	@	Parexel Intl. Corp.	84,893
14,060	@	Pharmaceutical Product Development, Inc.	477,336
2,350	@, L	Pre-Paid Legal Services, Inc.	58,045
10,970	@	PRG-Schultz Intl., Inc.	62,200
2,570	@	SourceCorp.	56,926
3,450		Viad Corp.	82,145
2,600	@	Volt Information Sciences, Inc.	69,212
4,950		Watson Wyatt & Co. Holdings	124,740

			2,994,930

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Computers: 2.6%
9,250		Agilysys, Inc.	$144,115
4,650	@	Brooktrout, Inc.	39,711
4,670	@	CACI Intl., Inc.	227,382
4,150	@	Carreker Corp.	42,330
6,250	@	Catapult Communications Corp.	149,375
9,690	@, L	Ciber, Inc.	65,311
5,380		Factset Research Systems, Inc.	239,571
4,170	@, L	Hutchinson Technology, Inc.	101,414
5,452	@	Kronos, Inc.	233,237
5,110	@	Manhattan Associates, Inc.	119,267
3,450	@	Mercury Computer Systems, Inc.	93,219
8,110	@	Micros Systems, Inc.	377,439
3,750	@	Nyfix, Inc.	19,875
3,840	@	Radiant Systems, Inc.	16,512
4,660	@	Radisys Corp.	54,056
3,600	@	SCM Microsystems, Inc.	10,260
4,050	@	Synaptics, Inc.	74,399
2,510		Talx Corp.	53,363

			2,060,836

		Distribution/Wholesale: 1.4%
2,440		Building Material Holding Corp.	55,193
4,850		Hughes Supply, Inc.	293,861
6,400		Owens & Minor, Inc.	156,800
2,050	@	Scansource, Inc.	123,082
5,775		SCP Pool Corp.	243,647
2,250	@	United Stationers, Inc.	92,633
4,060		Watsco, Inc.	118,065

			1,083,281

		Diversified Financial Services: 1.4%
2,450	@	Financial Federal Corp.	81,487
6,400	@	Investment Technology Group, Inc.	87,872
12,390	L	New Century Financial Corp.	664,599
3,300	@, L	Piper Jaffray Cos.	142,230
2,340		SWS Group, Inc.	34,281
3,050	@	World Acceptance Corp.	68,107

			1,078,576

		Electric: 1.1%
7,790		Avista Corp.	139,285
1,510		Central Vermont Public Service Corp.	31,786
2,950		CH Energy Group, Inc.	134,550
7,680		Cleco Corp.	134,938
6,401	@	El Paso Electric Co.	98,191
1,300		Green Mountain Power Corp.	34,411
2,770		UIL Holdings Corp.	135,952
6,360	L	Unisource Energy Corp.	156,646

			865,759

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Electrical Components and Equipment: 1.2%
6,550	@	Artesyn Technologies, Inc.	$55,741
7,780		Belden CDT, Inc.	155,833
3,270		C&D Technologies, Inc.	52,647
3,540	@	Intermagnetics General Corp.	81,349
6,450	@	Littelfuse, Inc.	234,908
3,850	@	Magnetek, Inc.	25,064
9,400	@	Rayovac Corp.	216,106
8,501		Vicor Corp.	100,652
3,600	@	Wilson Greatbatch Technologies, Inc.	58,968

			981,268

		Electronics: 4.7%
6,250		BEI Technologies, Inc.	174,000
5,200		Bel Fuse, Inc.	196,924
7,275	@	Benchmark Electronics, Inc.	209,229
6,823		Brady Corp.	300,417
6,208	@	Checkpoint Systems, Inc.	93,741
4,740	@	Coherent, Inc.	120,538
4,640		CTS Corp.	52,896
1,750		Cubic Corp.	42,858
5,800	@	Cymer, Inc.	154,976
1,300	@	Daktronics, Inc.	30,342
3,382	@	Dionex Corp.	155,775
7,900	@	Electro Scientific Industries, Inc.	163,451
5,370	@, L	FEI Co.	101,976
5,770	@	Flir Systems, Inc.	336,794
7,420	@	Invision Technologies, Inc.	348,739
2,520		Keithley Instruments, Inc.	40,572
6,000	@	Meade Instruments Corp.	18,540
6,240		Methode Electronics	82,243
5,550		Park Electrochemical Corp.	122,933
6,470	@	Paxar Corp.	130,953
2,650	@, L	Rogers Corp.	122,934
2,400	@	SBS Technologies, Inc.	24,624
6,480	@	Technitrol, Inc.	115,085
8,575	@	Trimble Navigation Ltd.	236,156
5,020		Watts Industries, Inc.	127,809
3,194		Woodward Governor Co.	187,807
3,800		X-Rite, Inc.	53,200

			3,745,512

		Energy-Alternate Sources: 0.2%
5,100	@, L	Headwaters, Inc.	156,111

			156,111

		Engineering and Construction: 0.4%
2,350	@	Emcor Group, Inc.	95,410
3,320	@	Insituform Technologies, Inc.	59,063
6,930	@	URS Corp.	171,171

			325,644

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Entertainment: 0.4%
4,820	@	Argosy Gaming Co.	$161,133
5,600	@	Pinnacle Entertainment, Inc.	69,440
1,500	@, L	Shuffle Master, Inc.	49,710

			280,283

		Environmental Control: 0.5%
2,350	@, L	Imco Recycling, Inc.	24,393
1,450	@, L	Ionics, Inc.	38,005
8,757	@	Tetra Tech, Inc.	155,612
7,425	@	Waste Connections, Inc.	217,923

			435,933

		Food: 2.2%
13,770		Corn Products Intl., Inc.	635,485
7,550		Flowers Foods, Inc.	190,789
5,760	@	Hain Celestial Group, Inc.	101,088
2,310	@	J&J Snack Foods Corp.	99,284
6,141		Lance, Inc.	93,650
1,900		Nash Finch Co.	56,107
3,220	@	Performance Food Group Co.	70,840
4,490	@	Ralcorp Holdings, Inc.	163,571
8,650		Sanderson Farms, Inc.	295,744
2,590	@	United Natural Foods, Inc.	64,128

			1,770,686

		Forest Products and Paper: 0.8%
5,450	@	Buckeye Technologies, Inc.	58,152
4,130	@	Caraustar Industries, Inc.	65,543
1,588		Deltic Timber Corp.	58,756
4,000		Pope & Talbot, Inc.	73,720
6,380		Rock-Tenn Co.	91,872
2,530		Schweitzer-Mauduit Intl., Inc.	76,937
14,000		Wausau-Mosinee Paper Corp.	219,240

			644,220

		Gas: 2.5%
10,790		Atmos Energy Corp.	272,879
1,720		Cascade Natural Gas Corp.	35,828
6,890		Energen Corp.	326,861
1,480		Laclede Group, Inc.	42,713
4,650		New Jersey Resources Corp.	189,953
2,090		Northwest Natural Gas Co.	64,435
3,100		NUI Corp.	41,478
7,240	L	Piedmont Natural Gas Co.	314,216
13,894	@, L	Southern Union Co.	259,671
6,160		Southwest Gas Corp.	145,376
9,604		UGI Corp.	328,072

			2,021,482

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Hand/Machine Tools: 0.2%
5,080		Baldor Electric Co.	$112,776
3,650		Regal-Beloit Corp.	80,519

			193,295

		Healthcare-Products: 6.4%
9,790	@	Advanced Medical Optics, Inc.	364,383
8,850	@	American Medical Systems Holdings, Inc.	279,306
3,600	L	Biolase Technology, Inc.	34,236
4,610	@	Conmed Corp.	112,715
5,180	L	Cooper Cos., Inc.	300,181
1,550	@, L	Cyberonics, Inc.	26,536
4,929		Datascope Corp.	177,838
4,430		Diagnostic Products Corp.	179,061
9,000	@	DJ Orthopedics, Inc.	191,160
10,490	@	Haemonetics Corp.	331,694
3,300	@	Hologic, Inc.	61,116
2,010	@, L	ICU Medical, Inc.	52,642
5,490	@	Idexx Laboratories, Inc.	267,418
7,875	@	Immucor, Inc.	161,044
5,130	L	Invacare Corp.	227,105
6,460		Mentor Corp.	227,263
5,700	@	Merit Medical Systems, Inc.	97,527
4,250		PolyMedica Corp.	129,243
2,750	@	Possis Medical, Inc.	48,125
5,480	@	Resmed, Inc.	261,780
12,570	@	Respironics, Inc.	668,723
4,560	@	Sola Intl., Inc.	88,008
6,120	@	Sybron Dental Specialties, Inc.	170,626
11,300	@	Techne Corp.	437,761
4,900	@	Viasys Healthcare, Inc.	71,295
5,250		Vital Signs, Inc.	159,180

			5,125,966

		Healthcare-Services: 3.3%
5,150	@, L	American Healthways, Inc.	139,050
9,780	@	Amerigroup Corp.	502,104
5,020	@	Amsurg Corp.	112,147
8,025	@	Centene Corp.	317,309
2,750	@	LabOne, Inc.	80,383
2,900	@, L	OCA, Inc.	14,819
3,860	@	Pediatrix Medical Group, Inc.	270,586
7,690	@	Province Healthcare Co.	150,263
6,160	@, L	Rehabcare Group, Inc.	141,618
11,190	@	Sierra Health Services	482,512
8,250	@, L	Sunrise Senior Living, Inc.	292,215
4,250	@	United Surgical Partners Intl., Inc.	153,468

			2,656,474

		Home Builders: 2.6%
3,028	@, L	Champion Enterprises, Inc.	29,160
5,275		Mdc Holdings, Inc.	363,184
8,100		Monaco Coach Corp.	174,069

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Home Builders: 2.6% (continued)
1,960	@	NVR, Inc.	$984,409
2,120		Skyline Corp.	80,984
5,350		Standard-Pacific Corp.	270,015
5,600		Winnebago Industries	175,840

			2,077,661

		Home Furnishings: 0.5%
3,800	@	Applica, Inc.	15,276
4,300		Bassett Furniture Industries, Inc.	80,840
5,810		Ethan Allen Interiors, Inc.	207,649
3,750		Fedders Corp.	12,938
3,500		La-Z-Boy, Inc.	54,040

			370,743

		Household Products/Wares: 0.7%
11,445	@	Fossil, Inc.	328,586
4,600		Harland John H. Co.	135,194
2,710		Russ Berrie & Co., Inc.	52,303
1,117		Wd-40 Co.	31,924

			548,007

		Housewares: 0.9%
1,800	@	Enesco Group, Inc.	14,616
1,820		Libbey, Inc.	34,398
1,840		National Presto Industries, Inc.	74,888
9,350		Toro Co.	609,340

			733,242

		Insurance: 3.9%
9,092		Delphi Financial Group	357,497
5,800		Hilb Rogal & Hamilton Co.	197,432
3,180		Landamerica Financial Group, Inc.	136,867
9,610	@	Philadelphia Consolidated Holding Co.	511,829
4,550		Presidential Life Corp.	79,853
8,050	@	Proassurance Corp.	271,768
4,090		RLI Corp.	151,289
1,150		SCPIE Holdings, Inc.	10,281
11,708		Selective Insurance Group	404,277
2,920		Stewart Information Services Corp.	106,697
20,040		UICI	557,312
8,460	L	Zenith National Insurance Corp.	365,641

			3,150,743

		Internet: 1.1%
5,850	@, L	Digital Insight Corp.	87,516
8,000	@	Internet Security Systems	115,120
3,850	@, L	j2 Global Communications, Inc.	97,251
4,200	@	Netegrity, Inc.	25,494
3,190	@	PC-Tel, Inc.	28,997
2,250	@	QRS Corp.	14,175

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Internet: 1.1% (continued)
5,500	@	Verity, Inc.	$62,975
7,700	@, L	Webex Communications, Inc.	149,380
6,610	@	Websense, Inc.	253,493
4,850	@, L	Zix Corp.	20,128

			854,529

		Iron/Steel: 1.2%
6,050		Carpenter Technology	268,014
1,650	@, L	Cleveland-Cliffs, Inc.	110,138
1,800	@	Material Sciences Corp.	23,076
5,540		Reliance Steel & Aluminum Co.	210,132
4,000		Ryerson Tull, Inc.	63,760
8,050	L	Steel Dynamics, Inc.	252,448
2,096		Steel Technologies, Inc.	42,109

			969,677

		Leisure Time: 0.9%
5,680		Arctic Cat, Inc.	148,362
2,630	@	K2, Inc.	34,821
1,750	@, L	Multimedia Games, Inc.	25,270
8,750	L	Nautilus Group, Inc.	170,538
7,050		Polaris Industries, Inc.	332,478
1,940	@, L	WMS Industries, Inc.	39,207

			750,676

		Lodging: 0.4%
6,040	@	Aztar Corp.	150,154
4,690		Marcus Corp.	89,110
7,145	@	Prime Hospitality Corp.	85,883

			325,147

		Machinery-Construction and Mining: 0.1%
5,744	@	Astec Industries, Inc.	94,948

			94,948

		Machinery-Diversified: 1.8%
5,400		Albany Intl. Corp.	157,410
3,080		Applied Industrial Technologies, Inc.	92,030
3,910		Briggs & Stratton	293,640
7,730		Cognex Corp.	206,932
3,150	@	Gardner Denver, Inc.	87,350
5,110	@	Gerber Scientific, Inc.	32,500
8,150		IDEX Corp.	250,368
1,550		Lindsay Manufacturing Co.	38,688
4,100		Manitowoc Co.	135,956
10		Robbins & Myers, Inc.	191
4,350		Stewart & Stevenson Services	72,689
2,950		Thomas Industries, Inc.	90,713

			1,458,467

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Media: 0.3%
1,600	@	4Kids Entertainment, Inc.	$27,888
3,650	@	Information Holdings, Inc.	99,061
6,290		Thomas Nelson, Inc.	119,510

			246,459

		Metal Fabricate/Hardware: 2.0%
1,200	@	AM Castle & Co.	10,920
4,310		Commercial Metals Co.	150,764
1,900		Intermet Corp.	6,080
7,700		Kaydon Corp.	219,142
3,748		Lawson Products	139,426
9,640	@	Mueller Industries, Inc.	378,755
2,810		Quanex Corp.	129,485
14,800		Timken Co.	344,100
10,028		Valmont Industries, Inc.	197,953
850	@	Wolverine Tube, Inc.	9,758

			1,586,383

		Mining: 0.8%
4,500		AMCOL Intl. Corp.	76,995
2,850	@	Brush Engineered Materials, Inc.	58,397
13,230	@	Century Aluminum Co.	327,838
3,840		Commonwealth Industries, Inc.	32,333
8,250	@	RTI Intl. Metals, Inc.	122,843

			618,406

		Miscellaneous Manufacturing: 1.8%
6,370		Acuity Brands, Inc.	146,574
6,090		Aptargroup, Inc.	276,729
3,510		Barnes Group, Inc.	91,190
4,440		Clarcor, Inc.	196,691
2,910	@	Cuno, Inc.	165,521
4,880	@	Griffon Corp.	97,698
1,470	@	Lydall, Inc.	15,420
1,100	@, I, X	MascoTech, Inc.	—
7,795		Myers Industries, Inc.	88,707
2,240		Roper Industries, Inc.	123,536
4,867		Standex Intl. Corp.	118,171
4,860		Sturm Ruger & Co., Inc.	43,789
6,300		Tredegar Corp.	109,116

			1,473,142

		Office Furnishings: 0.0%
3,150	@, L	Interface, Inc.	22,491

			22,491

		Office/Business Equipment: 0.2%
3,520	@	Global Imaging Systems, Inc.	98,560
2,400	@	Imagistics Intl., Inc.	77,880

			176,440

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Oil and Gas: 3.3%
1,850	@	Atwood Oceanics, Inc.	$77,275
5,600		Cabot Oil & Gas Corp.	226,296
7,090	@	Cimarex Energy Co.	212,204
7,080	@	Evergreen Resources, Inc.	279,306
4,300		Frontier Oil Corp.	87,806
11,336		Patina Oil & Gas Corp.	303,465
11,650	@	Remington Oil & Gas Corp.	288,454
6,100	@	Southwestern Energy Co.	216,977
5,850	@	Spinnaker Exploration Co.	199,719
4,660		St. Mary Land & Exploration Co.	162,587
7,870	@	Stone Energy Corp.	327,391
7,870	@	Swift Energy Co.	160,155
2,870	@	Unit Corp.	90,118

			2,631,753

		Oil and Gas Services: 1.7%
6,000	@	Cal Dive Intl., Inc.	179,219
2,750		Carbo Ceramics, Inc.	176,963
2,990	@	Dril-Quip, Inc.	59,322
3,930	@	Hydril Co.	140,498
200	@	Input/Output, Inc.	1,968
6,690	@	Maverick Tube Corp.	198,157
4,380	@	Oceaneering Intl., Inc.	140,248
3,120	@, L	Seacor Smit, Inc.	134,690
4,025	@	Tetra Technologies, Inc.	108,876
5,230	@	Veritas DGC, Inc.	122,539
3,552	@	W-H Energy Services, Inc.	67,204

			1,329,684

		Packaging and Containers: 0.1%
3,080		Chesapeake Corp.	70,193

			70,193

		Pharmaceuticals: 2.1%
7,565	@	Accredo Health, Inc.	165,295
8,060		Alpharma, Inc.	110,180
2,700	@, L	Bradley Pharmaceuticals, Inc.	65,070
9,460		Medicis Pharmaceutical	346,425
11,600	@	MGI Pharma, Inc.	269,468
6,630		Nature's Sunshine Products, Inc.	98,058
11,020	@	NBTY, Inc.	263,709
9,340	@	Noven Pharmaceuticals, Inc.	177,367
6,600	@	Priority Healthcare Corp.	146,718
7,200	@	Theragenics Corp.	27,000

			1,669,290

		Real Estate Investment Trusts: 1.4%
5,760	L	Capital Automotive	177,811
4,450		Colonial Properties Trust	180,002
3,900		Entertainment Properties Trust	145,665
1,500	L	Essex Property Trust, Inc.	110,625

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Real Estate Investment Trusts: 1.4% (continued)
4,440		Kilroy Realty Corp.	$168,054
4,900		Lexington Corporate Properties Trust	103,684
3,000	L	Shurgard Storage Centers, Inc.	119,700
2,550		Sovran Self Storage, Inc.	101,108

			1,106,649

		Retail: 8.3%
2,860		Brown Shoe Co., Inc.	75,847
7,380		Burlington Coat Factory Warehouse Corp.	141,770
8,990		Casey's General Stores, Inc.	148,425
4,690		Cash America Intl., Inc.	108,527
5,750		Cato Corp.	121,613
15,885	@	CEC Entertainment, Inc.	534,847
4,200	@	Childrens Place	82,362
2,430		Christopher & Banks Corp.	42,792
12,740	@	Dress Barn, Inc.	211,102
4,293	@, L	Electronics Boutique Holdings Corp.	131,065
3,650	@	Genesco, Inc.	82,235
8,650		Goody's Family Clothing, Inc.	66,173
3,910	@	Group 1 Automotive, Inc.	107,408
3,900	@, L	Guitar Center, Inc.	159,744
7,450		Haverty Furniture Cos., Inc.	126,129
3,900	@	Hibbett Sporting Goods, Inc.	70,863
3,115	@	HOT Topic, Inc.	47,037
3,740		Ihop Corp.	129,778
3,210	@	Insight Enterprises, Inc.	51,360
8,820	@	J Jill Group, Inc.	159,554
15,590	@	Jack in the Box, Inc.	440,261
3,279	@	Jo-Ann Stores, Inc.	87,221
4,150		Landry's Restaurants, Inc.	109,851
3,000	@	Linens 'N Things, Inc.	75,240
3,340		Lone Star Steakhouse & Saloon	77,455
6,650		Longs Drug Stores Corp.	161,462
5,910	@	Men's Wearhouse, Inc.	165,480
2,200	L	Movie Gallery, Inc.	39,578
3,030	@	O'Charleys, Inc.	49,207
10	@, L	Panera Bread Co.	348
2,480	@, L	Papa John's Intl., Inc.	71,201
9,710		Pep Boys-Manny Moe & Jack	154,389
4,110	@, L	PF Chang's China Bistro, Inc.	172,291
5,535	@	Rare Hospitality Intl., Inc.	149,666
6,960	@	Ryan's Restaurant Group, Inc.	95,630
3,190	@	School Specialty, Inc.	113,086
5,500	@, L	Select Comfort Corp.	87,340
3,490	@	Shopko Stores, Inc.	59,051
9,708	@	Sonic Corp.	216,973
4,490	@	Steak N Shake Co.	77,228
17,910	@	Stein Mart, Inc.	292,828
3,400	@	TBC Corp.	73,984
4,650	@	Too, Inc.	72,773

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Retail: 8.3% (continued)
6,230	@	Tractor Supply Co.	$216,928
4,250		Triarc Cos.	47,133
20,300	@	Urban Outfitters, Inc.	616,104
8,460	@	Zale Corp.	216,744

			6,538,083

		Savings and Loans: 3.0%
7,194		Anchor Bancorp Wisconsin, Inc.	181,289
16,250		BankAtlantic Bancorp, Inc.	287,788
8,350	@	Bankunited Financial Corp.	236,138
6,460		Commercial Federal Corp.	176,164
5,690		Dime Community Bancshares	94,625
10,960		Downey Financial Corp.	590,414
2,820	@	Firstfed Financial Corp.	128,592
9,640	L	Flagstar Bancorp, Inc.	208,128
5,250		MAF Bancorp, Inc.	219,608
3,600	@	Sterling Financial Corp.	119,376
5,308		Waypoint Financial Corp.	146,235

			2,388,357

		Semiconductors: 1.9%
4,300	@	Actel Corp.	62,135
12,350	@	Alliance Semiconductor Corp.	47,177
2,050	@	ATMI, Inc.	38,622
17,250	@	Axcelis Technologies, Inc.	134,550
3,050	@, L	Brooks Automation, Inc.	37,912
3,250		Cohu, Inc.	51,285
8,515	@	DSP Group, Inc.	161,870
1,200	@, L	Dupont Photomasks, Inc.	18,744
7,090	@	ESS Technology	48,354
6,120	@, L	Exar Corp.	84,395
3,990		Helix Technology Corp.	54,304
8,250	@, L	Kulicke & Soffa Industries, Inc.	45,210
9,600	@	Microsemi Corp.	103,584
4,330	@	Pericom Semiconductor Corp.	42,694
4,900	@, L	Photronics, Inc.	70,315
2,300	@	Rudolph Technologies, Inc.	37,260
25,300	@	Skyworks Solutions, Inc.	210,748
8,430	@	Standard Microsystems Corp.	133,784
1,930	@	Supertex, Inc.	32,926
2,630	@	Varian Semiconductor Equipment Associates, Inc.	73,640
2,150	@, L	Veeco Instruments, Inc.	41,624

			1,531,133

		Software: 3.4%
6,880	@	Ansys, Inc.	310,288
5,360	@	Avid Technology, Inc.	231,927
12,950	@	Captaris, Inc.	63,455
5,650	@, L	Cerner Corp.	247,527
4,240	@	Concord Communications, Inc.	36,718
5,680	@	Dendrite Intl., Inc.	73,272

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Software: 3.4% (continued)
10,300	@	Digi Intl., Inc.	$115,875
8,300	@	eFunds Corp.	123,255
1,200	@, L	EPIQ Systems, Inc.	19,176
11,160	@	Filenet Corp.	219,182
2,510	L	Global Payments, Inc.	111,344
6,660	@	Hyperion Solutions Corp.	243,490
4,400	L	Inter-Tel, Inc.	87,780
5,090	@	JDA Software Group, Inc.	50,289
6,250	@	Mapinfo Corp.	60,188
3,010	@	MRO Software, Inc.	28,565
6,030	L	NDCHealth Corp.	82,792
2,860	@	Phoenix Technologies Ltd.	15,415
15,360	@	Progress Software Corp.	309,350
7,530	@, L	Serena Software, Inc.	117,845
2,050	@	SPSS, Inc.	28,290
6,500	@, L	THQ, Inc.	123,435

			2,699,458

		Telecommunications: 2.0%
49,080	@	Adaptec, Inc.	342,577
12,360	@	Aeroflex, Inc.	124,589
6,150	@	Anixter Intl., Inc.	216,911
1,850		Applied Signal Technology, Inc.	64,177
2,880		Black Box Corp.	104,371
770	@	Boston Communications Group	6,045
17,000	@	C-COR.net Corp.	133,620
6,100	@, L	Commonwealth Telephone Enterprises, Inc.	265,044
2,480	@	General Communication	21,278
11,690	@	Harmonic, Inc.	69,322
4,750	@	Intrado, Inc.	43,890
5,510	@	Network Equipment Technologies, Inc.	36,752
6,300	@	Symmetricom, Inc.	50,652
1,650	@	Tollgrade Communications, Inc.	13,712
4,500	@	Viasat, Inc.	89,190

			1,582,130

		Textiles: 0.2%
1,520		Angelica Corp.	35,492
3,490		G&K Services, Inc.	127,071

			162,563

		Toys/Games/Hobbies: 0.3%
5,970	@	Department 56	92,714
7,080	@, L	Jakks Pacific, Inc.	138,627

			231,341

		Transportation: 3.4%
3,850		Arkansas Best Corp.	132,633
19,200	@, L	EGL, Inc.	465,215
5,930	@	Forward Air Corp.	215,437
20,550		Heartland Express, Inc.	360,447

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Transportation: 3.4% (continued)
4,100	@	Kansas City Southern	$61,500
3,650	@	Kirby Corp.	129,721
9,675	@, L	Knight Transportation, Inc.	192,436
8,360	@	Landstar System, Inc.	438,733
9,200	@	Offshore Logistics, Inc.	274,160
4,150		USF Corp.	142,179
7,980	@, L	Yellow Roadway Corp.	327,499

			2,739,960

		Total Common Stock
		(Cost $69,545,149)	79,688,867

WARRANTS: 0.0%
		Distribution/Wholesale: 0.0%
138	@, XX	Timco Aviation Services	—

		Total Warrants
		(Cost $--)	—

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount				Value

CORPORATE BONDS/NOTES: 0.0%
		Distribution/Wholesale: 0.0%
$143	X	Timco Aviation Services, 8.000%, due 01/02/07		$—

		Total Corporate Bonds/Notes
		(Cost $11)		—

		Total Long-Term Investments
		(Cost $69,545,160)		79,688,867

SHORT-TERM INVESTMENTS: 11.9%
		Repurchase Agreement: 1.1%
887,000		Goldman Sachs Repurchase Agreement dated 08/31/04, 1.570%, due 09/01/04, $887,039 to be received upon repurchase (Collateralized by $806,000 Federal National Mortgage Association, 6.250%, Market Value plus accrued interest $905,463, due 05/15/29)		887,000

		Total Repurchase Agreement (Cost $887,000)		887,000

		Securities Lending Collateralcc: 10.8%
8,602,453		The Bank of New York Institutional Cash Reserves Fund		8,602,453

		Total Securities Lending Collateral
		(Cost $8,602,453)		8,602,453

		Total Short-Term Investments
		(Cost $9,489,453)		9,489,453

		Total Investments In Securities
		(Cost $79,034,613)*	111.7%	$89,178,320
		Other Assets and Liabilities—Net	(11.7)	(9,312,922)

		Net Assets	100.0%	$79,865,398

	@	Non-income producing security
	@@	Foreign issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2004.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.
	*	Cost for federal income tax purposes is $80,035,439. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$11,437,118
		Gross Unrealized Depreciation		(2,294,237)

		Net Unrealized Appreciation		$9,142,881

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 85.9%
		Aerospace/Defense: 1.6%
170	@	Armor Holdings, Inc.	$6,028
16,800	@@	BAE Systems PLC	60,851
9,450		Boeing Co.	493,479
135		Engineered Support Systems, Inc.	5,833
3,100		General Dynamics Corp.	302,684
645		L-3 Communications Holdings, Inc.	40,403
2,150		United Technologies Corp.	201,907

			1,111,185

		Agriculture: 1.1%
8,550		Altria Group, Inc.	418,522
5,000	@@	British American Tobacco PLC	75,500
11	@@	Japan Tobacco, Inc.	89,435
5,500	@@	Swedish Match AB	55,807
3,324		UST, Inc.	133,359

			772,623

		Apparel: 1.0%
2,430	@	Coach, Inc.	102,425
810	@	Gymboree Corp.	11,753
185		Haggar Corp.	3,430
2,250		Jones Apparel Group, Inc.	80,303
745	L	K-Swiss, Inc.	14,535
4,050		Nike, Inc.	305,005
3,000	@@	Onward Kashiyama Co., Ltd.	42,164
745		Phillips-Van Heusen	15,019
305	@	Quiksilver, Inc.	6,634
990		Stride Rite Corp.	9,781
2,150		VF Corp.	106,081
750		Wolverine World Wide, Inc.	18,090

			715,220

		Auto Manufacturers: 0.9%
25,050		Ford Motor Co.	353,455
190		Oshkosh Truck Corp.	9,682
3,450		PACCAR, Inc.	207,656
900	@@	Peugeot SA	54,168

			624,961

		Auto Parts and Equipment: 0.2%
4,000	@@	Bridgestone Corp.	76,004
9,000	@@	Calsonic Kansei Corp.	63,763

			139,767

		Banks: 6.4%
1,560	@@	Alpha Bank AE	38,021
1,930		Associated Banc-Corp.	60,409
700	@@	Banco Popular Espanol SA	37,935
8,400	@@	Banco Santander Central Hispano SA	82,600
17,100		Bank of America Corp.	769,157

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Banks: 6.4% (continued)
1,035		Bank of Hawaii Corp.	$49,142
1,065		Banknorth Group, Inc.	36,178
12,000	@@	Chiba Bank Ltd.	69,527
114,000	@@	CITIC Intl. Financial Holdings Ltd.	47,023
870		City National Corp.	57,403
2,540		Colonial Bancgroup, Inc.	51,257
3,650		Comerica, Inc.	219,548
755		Compass Bancshares, Inc.	34,919
2,900	@@	Credit Agricole SA	73,322
3,000	@@	DBS Group Holdings Ltd.	27,414
260		East-West Bancorp, Inc.	9,420
555	@@	First Bancorp Puerto Rico	25,508
350	L	First Republic Bank	15,677
2,800	@@	Fortis	62,530
1,195		Fremont General Corp.	24,091
2,540	L	Hibernia Corp.	68,199
11,700	@@	HSBC Holdings PLC	182,181
230		Hudson United BanCorp.	8,328
600		Irwin Financial Corp.	15,438
8,000		Keycorp	250,800
26	@@	Mizuho Financial Group, Inc.	105,565
9,442		National City Corp.	356,813
1,250		National Commerce Financial Corp.	42,050
9,100	@@	Nordea AB	69,928
4,708	@@	Royal Bank of Scotland Group PLC	131,405
375		South Financial Group, Inc.	10,665
2,200	@@	St. George Bank Ltd.	33,556
440		TCF Financial Corp.	27,988
1,840	@@	UBS AG	123,872
235		UCBH Holdings, Inc.	9,435
12,500	@@	UniCredito Italiano S.p.A.	60,023
18,800		US Bancorp	554,599
5,550		Wachovia Corp.	260,351
6,950		Wells Fargo & Co.	408,312
218		Whitney Holding Corp.	8,982

			4,519,571

		Beverages: 1.2%
10,350		Coca-Cola Co.	462,749
7,000		PepsiCo, Inc.	350,000

			812,749

		Biotechnology: 0.1%
1,085	@, L	Charles River Laboratories Intl., Inc.	47,252

			47,252

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Building Materials: 0.8%
4,650	@	American Standard Cos., Inc.	$174,887
9,900	@@	Boral Ltd.	49,306
195		Florida Rock Industries, Inc.	8,873
8,700		Masco Corp.	279,530
385		Simpson Manufacturing Co., Inc.	21,753

			534,349

		Chemicals: 1.3%
1,400	@@	Akzo Nobel NV	47,235
430		Arch Chemicals, Inc.	11,739
1,530		Cabot Corp.	60,955
4,250		Dow Chemical Co.	181,943
800	@@	DSM NV	39,010
4,200		E.I. du Pont de Nemours & Co.	177,492
1,085	@	FMC Corp.	50,160
140		Georgia Gulf Corp.	5,313
480		Macdermid, Inc.	14,179
28,000	@@	Mitsubishi Chemical Corp.	75,433
450	@	OM Group, Inc.	15,323
170		Penford Corp.	2,897
1,790	@	PolyOne Corp.	12,709
3,600		PPG Industries, Inc.	215,171
291		Valspar Corp.	13,761

			923,320

		Coal: 0.0%
340		Massey Energy Co.	9,357
480		Peabody Energy Corp.	25,593

			34,950

		Commercial Services: 1.1%
690	@	Administaff, Inc.	7,010
15,200		Cendant Corp.	328,776
535	@	Choicepoint, Inc.	22,604
325	@	Consolidated Graphics, Inc.	13,276
3,000	@@	Dai Nippon Printing Co., Ltd.	44,063
3,900		H&R Block, Inc.	188,214
1,110	@, L	ITT Educational Services, Inc.	38,373
1,125	@	Korn/Ferry Intl.	19,991
1,050	@	Labor Ready, Inc.	13,010
550		Manpower, Inc.	23,227
290	@, L	Memberworks, Inc.	7,233
385	@	Midas, Inc.	6,102
295	@	Pharmaceutical Product Development, Inc.	10,015
20,300	@@	Rentokil Initial PLC	54,990

			776,884

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Computers: 2.7%
150	@, L	CACI Intl., Inc.	$7,304
1,665	@	Cadence Design Systems, Inc.	20,696
1,700	@, @@	Cap Gemini SA	48,434
350	@	Catapult Communications Corp.	8,365
805	@	Cognizant Technology Solutions Corp.	22,073
20,950	@	Dell, Inc.	729,897
440		Diebold, Inc.	21,512
520	@	DST Systems, Inc.	23,525
165		Factset Research Systems, Inc.	7,347
2,115		Jack Henry & Associates, Inc.	38,303
12,400		Hewlett-Packard Co.	221,836
7,100		International Business Machines Corp.	601,298
165	@	Kronos, Inc.	7,059
355	@	Micros Systems, Inc.	16,522
1,015	@, L	Sandisk Corp.	23,700
395	@	SCM Microsystems, Inc.	1,126
2,110	@	Storage Technology Corp.	51,168
960	@	Synopsys, Inc.	15,322
6,400	@	Unisys Corp.	64,256

			1,929,743

		Cosmetics/Personal Care: 3.0%
1,750		Alberto-Culver Co.	84,508
11,250		Gillette Co.	478,125
6,250		Kimberly-Clark Corp.	416,875
18,700		Procter & Gamble Co.	1,046,639
1,100	@@	Uni-Charm Corp.	54,874

			2,081,021

		Distribution/Wholesale: 0.3%
525		CDW Corp.	30,713
470		Fastenal Co.	29,507
165		Hughes Supply, Inc.	9,997
13,000	@, @@	Itochu Corp.	53,759
185		SCP Pool Corp.	7,805
2,000		WW Grainger, Inc.	106,820

			238,601

		Diversified Financial Services: 4.5%
5,300		American Express Co.	265,106
2,710	@	Americredit Corp.	56,666
21,700		Citigroup, Inc.	1,010,786
8,798		Countrywide Financial Corp.	312,769
8,000	@@	Daiwa Securities Group, Inc.	52,103
4,050		Fannie Mae	301,523
14,906		JP Morgan Chase & Co.	589,979
410		Legg Mason, Inc.	33,079
4,000		Merrill Lynch & Co., Inc.	204,280
4,700		Morgan Stanley	238,431
485	L	New Century Financial Corp.	26,015
6,400	@	Providian Financial Corp.	92,416

			3,183,153

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Electric: 2.5%
13,750	@	AES Corp.	$138,737
1,750	@	Allete, Inc.	47,355
5,600		Centerpoint Energy, Inc.	61,264
2,800	@@	Chubu Electric Power Co., Inc.	61,520
2,350	@	CMS Energy Corp.	22,560
3,330		Constellation Energy Group, Inc.	136,863
3,900		Duke Energy Corp.	86,346
900	@@	E.ON AG	64,131
250	@@	Electrabel SA	83,920
3,300	@@	Endesa SA	61,216
950		Energy East Corp.	23,152
3,050		Exelon Corp.	112,393
155		Green Mountain Power Corp.	4,103
2,380		MDU Resources Group, Inc.	60,381
2,035		OGE Energy Corp.	52,910
1,100		Pepco Holdings, Inc.	22,704
3,665		PPL Corp.	175,296
1,100	@@	RWE AG	53,983
720		Scana Corp.	27,317
11,500	@@	Scottish Power PLC	83,428
2,950L		Southern Co.	89,533
6,350		TXU Corp.	264,350
770L		Unisource Energy Corp.	18,965
755L		Wisconsin Energy Corp.	24,726

			1,777,153

		Electrical Components and Equipment: 0.3%
1,430		Ametek, Inc.	40,827
240	@	Belden CDT, Inc.	4,807
10,000	@@	Hitachi Ltd.	62,972
1,125		Hubbell, Inc.	48,544
660	@	Rayovac Corp.	15,173
17,000	@@	Toshiba Corp.	62,836

			235,159

		Electronics: 0.5%
385		BEI Technologies, Inc.	10,718
300		Bel Fuse, Inc.	11,361
210	@	Benchmark Electronics, Inc.	6,040
420		Brady Corp.	18,493
195	@	Cymer, Inc.	5,210
110	@	Dionex Corp.	5,067
350	@	Invision Technologies, Inc.	16,450
287	@	Meade Instruments Corp.	887
495		Park Electrochemical Corp.	10,964
2,550		Parker Hannifin Corp.	138,643
1,500	@@	Secom Co., Ltd.	55,498
1,500		Tektronix, Inc.	42,855
1,470	@	Thomas & Betts Corp.	36,162
200	@	Trimble Navigation Ltd.	5,508
245		Woodward Governor Co.	14,406

			378,262

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Engineering and Construction: 0.1%
1,200	@@	Bouygues SA	$41,427

			41,427

		Entertainment: 0.1%
1,000		International Speedway Corp.	52,900

			52,900

		Environmental Control: 0.0%
935		Republic Services, Inc.	26,133
265	@	Waste Connections, Inc.	7,778

			33,911

		Food: 0.7%
530		Corn Products Intl., Inc.	24,460
800	@	Dean Foods Co.	29,656
2,259		Hormel Foods Corp.	60,315
220	@	J&J Snack Foods Corp.	9,456
1,200	@, @@	Metro AG	55,744
1,435		Ruddick Corp.	27,365
375		Sanderson Farms, Inc.	12,821
3,100		Supervalu, Inc.	81,716
4,645		Tyson Foods, Inc.	76,550
10,100	@@	Unilever PLC	86,933

			465,016

		Forest Products and Paper: 0.7%
5,100		Georgia-Pacific Corp.	173,298
2,200		International Paper Co.	88,044
2,000		Louisiana-Pacific Corp.	49,400
335		Pope & Talbot, Inc.	6,174
1,020	L	Potlatch Corp.	43,758
1,300		Temple-Inland, Inc.	88,764
860		Wausau-Mosinee Paper Corp.	13,468

			462,906

		Gas: 0.4%
1,470		AGL Resources, Inc.	44,820
585	L	Energen Corp.	27,752
230	L	Piedmont Natural Gas Co.	9,982
4,750		Sempra Energy	171,713
310		UGI Corp.	10,590

			264,857

		Hand/Machine Tools: 0.3%
1,500		Black & Decker Corp.	103,395
4,000	@@	Makita Corp.	58,958
1,600		Stanley Works	69,216

			231,569

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Healthcare-Products: 3.0%
560	@	Advanced Medical Optics, Inc.	$20,843
600	@, L	American Medical Systems Holdings, Inc.	18,936
1,150		Bausch & Lomb, Inc.	75,843
5,250		Becton Dickinson & Co.	252,630
170	L	Cooper Cos., Inc.	9,852
2,350	L	CR Bard, Inc.	131,835
380		Datascope Corp.	13,710
800	@@	Fresenius Medical Care AG	58,480
510	@	Haemonetics Corp.	16,126
180	@	Idexx Laboratories, Inc.	8,768
697	@	Immucor, Inc.	14,254
12,450		Johnson & Johnson	723,344
4,950		Medtronic, Inc.	246,263
445	@	Patterson Cos., Inc.	32,587
180	@, L	Resmed, Inc.	8,599
470	@	Respironics, Inc.	25,004
5,000	@@	Smith & Nephew PLC	45,050
605	@	Techne Corp.	23,438
2,240	@	Varian Medical Systems, Inc.	74,256
345		Vital Signs, Inc.	10,460
3,950	@	Zimmer Holdings, Inc.	281,635

			2,091,913

		Healthcare-Services: 2.3%
2,900		Aetna, Inc.	268,685
410	@	Amerigroup Corp.	21,049
2,750	@	Anthem, Inc.	223,410
425	@	Centene Corp.	16,805
1,375	@	Covance, Inc.	51,494
1,475	@	Coventry Health Care, Inc.	74,901
3,600	@	Humana, Inc.	68,400
1,745	@, L	Pacificare Health Systems	56,904
130	@	Pediatrix Medical Group, Inc.	9,113
425	@	Rehabcare Group, Inc.	9,771
1,520	@	Renal Care Group, Inc.	48,138
450	@	Sierra Health Services, Inc.	19,404
430	@, L	Sunrise Senior Living, Inc.	15,231
7,450		UnitedHealth Group, Inc.	492,668
2,750	@	WellPoint Health Networks, Inc.	269,995

			1,645,968

		Home Builders: 0.2%
1,525	@, L	Champion Enterprises, Inc.	14,686
975	L	ennar Corp. Cl. A	44,654
175	M	DC Holdings, Inc.	12,049
630	M	onaco Coach Corp.	13,539
65	@	NVR, Inc.	32,646
180		Standard-Pacific Corp.	9,085
565	W	innebago Industries, Inc.	17,741

			144,400

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Home Furnishings: 0.4%
280		Bassett Furniture Industries, Inc.	$5,264
2,300	@@	Electrolux AB	42,193
200		Ethan Allen Interiors, Inc.	7,148
900		Harman Intl. Industries, Inc.	87,021
7,000	@@	Matsushita Electric Industrial Co., Ltd.	94,299
4,400	@@	Yamaha Corp.	65,737

			301,662

		Household Products/Wares: 0.1%
1,715	@	American Greetings Corp.	41,279
1,055		Blyth, Inc.	31,661
370	@	Fossil, Inc.	10,623

			83,563

		Housewares: 0.0%
180		National Presto Industries, Inc.	7,326
360		Toro Co.	23,461

			30,787

		Insurance: 6.6%
6,000	@@	ACE Ltd.	231,300
5,588	@@	Aegon NV	59,855
8,550		Allstate Corp.	403,645
1,555		American Financial Group, Inc.	45,795
10,950		American Intl. Group, Inc.	780,077
970		AmerUs Group Co.	38,664
3,200	@@	AXA	65,779
3,550		Chubb Corp.	241,436
3,150		Cigna Corp.	209,664
520		Delphi Financial Group, Inc.	20,446
905	@@	Everest Re Group Ltd.	63,495
2,280		Fidelity National Financial, Inc.	85,842
1,380		HCC Insurance Holdings, Inc.	40,158
42,300	@@	Legal & General Group PLC	76,054
4,000		Lincoln National Corp.	181,200
631		Loews Corp.	35,841
10,100		Metlife, Inc.	376,224
2,250		MGIC Investment Corp.	153,608
1,130		Old Republic Intl. Corp.	26,612
355	@	Philadelphia Consolidated Holding Co.	18,907
1,590		PMI Group, Inc.	66,033
3,700		Progressive Corp.	297,110
1,350		Protective Life Corp.	52,826
7,500		Prudential Financial, Inc.	346,350
4,900	@@	QBE Insurance Group Ltd.	44,040
2,750		Safeco Corp.	132,468
500		Selective Insurance Group, Inc.	17,265
12,600	@@	Skandia Forsakrings AB	45,819

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Insurance: 6.6% (continued)
710	@@	Swiss Reinsurance Co.	$40,259
765		UICI	21,275
1,220		Unitrin, Inc.	51,179
1,440		WR Berkley Corp.	58,147
3,000	@@	XL Capital Ltd.	210,600
370	L	Zenith National Insurance Corp.	15,991
420	@, @@	Zurich Financial Services AG	58,790

			4,612,754

		Internet: 1.2%
2,800	@	eBay, Inc.	242,312
3,010	@	McAfee, Inc.	59,538
1,880	@	RSA Security, Inc.	27,993
5,800	@	Symantec Corp.	278,167
1,500	@@	Trend Micro, Inc.	65,433
430	@	Websense, Inc.	16,491
5,550	@	Yahoo!, Inc.	158,231

			848,165

		Iron/Steel: 0.4%
355		Carpenter Technology Corp.	15,727
3,100	@@	JFE Holdings, Inc.	84,682
175		Reliance Steel & Aluminum Co.	6,638
220		Steel Dynamics, Inc.	6,899
3,200	@@	Thyssenkrupp AG	59,906
2,650		United States Steel Corp.	97,811

			271,663

		Leisure Time: 0.4%
490		Arctic Cat, Inc.	12,799
2,650		Carnival Corp.	121,344
220		Polaris Industries, Inc.	10,375
2,800		Sabre Holdings Corp.	64,400
4,000	@@	Yamaha Motor Co., Ltd.	59,048

			267,966

		Lodging: 0.2%
1,910	@	Caesars Entertainment, Inc.	29,510
415		Mandalay Resort Group	28,154
1,115	@	Prime Hospitality Corp.	13,402
1,300		Starwood Hotels & Resorts Worldwide, Inc.	57,459

			128,525

		Machinery-Construction and Mining: 0.0%
560	@	Astec Industries, Inc.	9,257

			9,257

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Machinery-Diversified: 0.2%
120		Briggs & Stratton Corp.	$9,012
235		Cognex Corp.	6,291
1,430	@	Flowserve Corp.	32,804
260		IDEX Corp.	7,987
920		Nordson Corp.	31,547
443	@	Zebra Technologies Corp.	25,289

			112,930

		Media: 1.8%
2,700	@	Comcast Corp.	76,059
3,350		McGraw-Hill Cos., Inc.	253,695
4,800	@@	Mediaset S.p.A.	49,290
10		Meredith Corp.	501
7,400	@@	Reed Elsevier PLC	65,780
380		Thomas Nelson, Inc.	7,220
19,400	@	Time Warner, Inc.	317,189
7,250		Viacom, Inc.	241,498
8,650		Walt Disney Co.	194,193
60		Washington Post Co.	52,110

			1,257,535

		Metal Fabricate/Hardware: 0.1%
555		Kaydon Corp.	15,795
260		Lawson Products, Inc.	9,672
185	@	Mueller Industries, Inc.	7,269
460		Timken Co.	10,695
607		Valmont Industries, Inc.	11,982

			55,413

		Mining: 0.4%
2,900	@@	Anglo American PLC	66,020
7,700	@@	BHP Billiton Ltd.	71,833
540	@, L	Century Aluminum Co.	13,381
1,850		Phelps Dodge Corp.	150,886
455	@	RTI Intl. Metals, Inc.	6,775

			308,895

		Miscellaneous Manufacturing: 4.0%
3,300		3M Co.	271,788
160		Aptargroup, Inc.	7,270
1,315		Brink's Co.	37,872
44,900		General Electric Co.	1,472,271
3,900		Honeywell Intl., Inc.	140,322
1,250		Illinois Tool Works, Inc.	114,113
759		Myers Industries, Inc.	8,637
1,715		Pentair, Inc.	57,007
1,200	@@	Siemens AG	82,736
315		Standex Intl. Corp.	7,648
19,200	@@	Tyco Intl. Ltd.	601,344

			2,801,008

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Office Furnishings: 0.1%
1,190		HNI Corp.	$46,648

			46,648

		Oil and Gas: 6.5%
23,636	@@	BP PLC	210,021
6,400		Burlington Resources, Inc.	231,872
500		Cabot Oil & Gas Corp.	20,205
7,500		ChevronTexaco Corp.	731,250
660	@	Cimarex Energy Co.	19,754
6,150		ConocoPhillips	457,745
3,700		Devon Energy Corp.	239,797
235	@, L	Evergreen Resources, Inc.	9,271
23,950		Exxon Mobil Corp.	1,104,095
5,350		Marathon Oil Corp.	194,045
585		Murphy Oil Corp.	44,173
1,055	@	Newfield Exploration Co.	58,394
1,045		Noble Energy, Inc.	53,797
900	@@	Norsk Hydro ASA	56,170
5,000		Occidental Petroleum Corp.	258,250
355		Patina Oil & Gas Corp.	9,503
1,925		Pioneer Natural Resources Co.	64,391
1,225		Pogo Producing Co.	53,876
600	@	Remington Oil & Gas Corp.	14,856
4,700	@@	Repsol YPF SA	97,407
25,900	@@	Shell Transport & Trading Co. PLC	189,166
570	@	Spinnaker Exploration Co.	19,460
435	@	Stone Energy Corp.	18,096
1,300		Sunoco, Inc.	79,950
800	@@	Total SA	156,519
2,200		Valero Energy Corp.	145,266
1,585		XTO Energy, Inc.	44,443

			4,581,772

		Oil and Gas Services: 0.3%
280		Carbo Ceramics, Inc.	18,018
1,950		Schlumberger Ltd.	120,510
830	@	Weatherford Intl. Ltd.	38,462

			176,990

		Packaging and Containers: 0.0%
750		Sonoco Products Co.	19,433

			19,433

		Pharmaceuticals: 3.9%
2,500	@@	AstraZeneca PLC	115,243
2,100	@@	Eisai Co., Ltd.	59,978
4,650		Eli Lilly & Co.	295,043
4,500	@@	GlaxoSmithKline PLC ADR	185,130
1,631	@, L	IVAX Corp.	31,581
300		Medicis Pharmaceutical Corp.	10,986
9,100		Merck & Co., Inc.	409,227

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Pharmaceuticals: 3.9% (continued)
375	@	MGI Pharma, Inc.	$8,711
400		Natures Sunshine Prods, Inc.	5,916
360	@	NBTY, Inc.	8,615
610	@	Noven Pharmaceuticals, Inc.	11,584
32,000		Pfizer, Inc.	1,045,439
1,300	@@	Roche Holding AG	126,249
2,700	@@	Sankyo Co., Ltd.	56,625
2,176	@@	Sanofi-Aventis	154,731
5,650		Wyeth	206,621

			2,731,679

		Pipelines: 0.2%
10,100	@	Dynegy, Inc.	44,036
1,895		National Fuel Gas Co.	50,748
1,510		Western Gas Resources, Inc.	42,159

			136,943

		Real Estate: 0.1%
8,000	@@	Cheung Kong Holdings Ltd.	69,144

			69,144

		Real Estate Investment Trusts: 2.3%
3,700		Acadia Realty Trust	54,205
700		Alexandria Real Estate Equities, Inc.	45,360
1,000		Apartment Investment & Management Co.	35,500
1,377		Archstone-Smith Trust	43,031
700		Avalonbay Communities, Inc.	42,280
900		Boston Properties, Inc.	49,932
800		Camden Property Trust	37,664
900		Carramerica Realty Corp.	30,006
500		CBL & Associates Properties, Inc.	30,540
1,200	L	Centerpoint Properties Trust	50,472
500		Colonial Properties Trust	20,225
3,100	L	Corporate Office Properties Trust Sbi MD	81,995
1,400		Developers Diversified Realty Corp.	52,794
3,390		Equity Office Properties Trust	96,818
1,306		Equity Residential	42,301
300		Essex Property Trust, Inc.	22,125
2,600	@	Felcor Lodging Trust, Inc.	30,446
1,052		General Growth Properties, Inc.	31,739
1,100		Hospitality Properties Trust	46,145
4,500	@, L	Host Marriott Corp.	60,075
1,500		Istar Financial, Inc.	60,360
775		Kimco Realty Corp.	38,998
1,500		LaSalle Hotel Properties	42,360
800		Mack-Cali Realty Corp.	36,208
3,350	@	Meristar Hospitality Corp.	19,296
1,100		Newcastle Investment Corp.	33,297
600		Pennsylvania Real Estate Investment Trust	22,956

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Real Estate Investment Trusts: 2.3% (continued)
1,300		Plum Creek Timber Co., Inc.	$42,952
1,300L		ProLogis	46,995
500		PS Business Parks, Inc.	19,875
750		Public Storage, Inc.	38,138
500		Rayonier, Inc.	23,185
2,400		Reckson Associates Realty Corp.	70,560
800		Regency Centers Corp.	36,800
1,700		Simon Property Group, Inc.	95,115
300		SL Green Realty Corp.	15,000
2,700		United Dominion Realty Trust, Inc.	57,321

			1,603,069

		Retail: 7.6%
1,740		Abercrombie & Fitch Co.	48,720
1,270	@	Aeropostale, Inc.	39,561
1,470	@	American Eagle Outfitters, Inc.	48,951
1,585	@	Ann Taylor Stores Corp.	38,309
1,400	@	Barnes & Noble, Inc.	48,384
560		Cato Corp.	11,844
590	@	CEC Entertainment, Inc.	19,865
1,490	@	Chico's FAS, Inc.	60,941
5,000		Circuit City Stores, Inc.	64,850
6,000	@@	Citizen Watch Co., Ltd.	60,431
2,065		Claire's Stores, Inc.	50,262
1,995	@	Copart, Inc.	43,331
7,250		Costco Wholesale Corp.	298,482
16,900	@@	Dixons Group PLC	48,078
780	@	Dress Barn, Inc.	12,925
7,000	@@	Enterprise Inns PLC	69,171
14,900		Gap, Inc.	279,226
610		Haverty Furniture Cos., Inc.	10,327
605	@	Hibbett Sporting Goods, Inc.	10,993
9,400		Home Depot, Inc.	343,663
555	@	J Jill Group, Inc.	10,040
640	@	Jack in The Box, Inc.	18,074
5,700		JC Penney Co., Inc. Holding Co.	218,424
9,350		Limited Brands, Inc.	187,748
545		Lone Star Steakhouse & Saloon, Inc.	12,639
3,000		Lowe's Cos., Inc.	149,100
15,400		McDonald's Corp.	416,107
1,120		Michaels Stores, Inc.	64,210
2,800		Nordstrom, Inc.	103,964
320		Pep Boys-Manny Moe & Jack	5,088
2,300	L	Petsmart, Inc.	64,538
130	@, L	PF Chang's China Bistro, Inc.	5,450
500	@@	Pinault-Printemps-Redoute SA	45,774
1,030		Regis Corp.	42,158
325	@	Sonic Corp.	7,264
9,400		Staples, Inc.	269,592
6,600	@	Starbucks Corp.	285,384

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Retail: 7.6% (continued)
870	@	Stein Mart, Inc.	$14,225
3,550		Target Corp.	158,259
3,950	@	Toys R US, Inc.	64,148
200	@	Tractor Supply Co.	6,964
5,000	@@	UNY Co., Ltd.	56,648
980	@, L	Urban Outfitters, Inc.	29,743
17,750		Wal-Mart Stores, Inc.	934,892
11,800		Walgreen Co.	430,109
2,350		Wendy's Intl., Inc.	80,770
275	@	Zale Corp.	7,046

			5,296,672

		Savings and Loans: 0.2%
555		Anchor Bancorp Wisconsin, Inc.	13,986
1,030		BankAtlantic Bancorp, Inc.	18,241
420		Downey Financial Corp.	22,625
355	@	FirstFed Financial Corp.	16,188
825		Greenpoint Financial Corp.	36,341
1,450		Independence Community Bank Corp.	56,899

			164,280

		Semiconductors: 1.3%
1,055	@	Alliance Semiconductor Corp.	4,030
8,400	@	Altera Corp.	158,928
2,000	@, @@	ASML Holding NV	25,829
11,160	@	Atmel Corp.	38,948
710	@	DSP Group, Inc.	13,497
27,150		Intel Corp.	578,024
2,905		Microchip Technology, Inc.	76,663
770	@, L	Skyworks Solutions, Inc.	6,414
495	@	Standard Microsystems Corp.	7,856

			910,189

		Software: 3.8%
3,000	@	Activision, Inc.	43,170
335	@	Ansys, Inc.	15,109
2,350		Autodesk, Inc.	104,364
165	@	Avid Technology, Inc.	7,140
4,800	@	BMC Software, Inc.	71,856
770	@	Captaris, Inc.	3,773
190	@, L	Cerner Corp.	8,324
8,800	@	Compuware Corp.	39,864
1,620	@	CSG Systems Intl., Inc.	23,441
590	@	Digi Intl., Inc.	6,638
1,160	@	Dun & Bradstreet Corp.	63,962
820	@	Filenet Corp.	16,105
3,650		First Data Corp.	154,212
205	@	Hyperion Solutions Corp.	7,495
4,550		IMS Health, Inc.	106,152
470	@	Mapinfo Corp.	4,526
45,350		Microsoft Corp.	1,238,054

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Software: 3.8% (continued)
52,250	@	Oracle Corp.	$520,932
4,600	@	Parametric Technology Corp.	22,402
730	@	Progress Software Corp.	14,702
400	@@	SAP AG	58,291
10,600	@	Siebel Systems, Inc.	80,666
1,160	@	Transaction Systems Architects, Inc.	19,766
2,570	@	Wind River Systems, Inc.	27,885

			2,658,829

		Telecommunications: 5.0%
2,280	@	Adaptec, Inc.	15,914
9,700		Alltel Corp.	530,105
190	@	Anixter Intl., Inc.	6,701
1,065	@	C-COR.net Corp.	8,371
28,000	@	Cisco Systems, Inc.	525,280
215	@	Commonwealth Telephone Enterprises, Inc.	9,342
1,690	@, L	Commscope, Inc.	33,580
7,200	@, @@	Deutsche Telekom AG	126,218
1,165		Harris Corp.	56,106
65,306	@	Lucent Technologies, Inc.	204,408
9,850		Motorola, Inc.	159,078
17	@@	Nippon Telegraph & Telephone Corp.	73,831
2,180	@	Polycom, Inc.	42,575
15,400		Qualcomm, Inc.	585,970
2,900		Scientific-Atlanta, Inc.	78,996
2,700	@@	TDC A/S	95,251
35,700	@@	Telecom Italia S.p.A.	107,105
2,400	@@	Telekom Austria AG	33,560
21,450		Verizon Communications, Inc.	841,912

			3,534,303

		Toys/Games/Hobbies: 0.0%
320	@	Department 56, Inc.	4,970

			4,970

		Transportation: 1.5%
400		CH Robinson Worldwide, Inc.	17,068
1,055		CNF, Inc.	43,276
12	@@	East Japan Railway Co.	67,473
815	@	EGL, Inc.	19,747
650	L	Expeditors Intl. Washington, Inc.	31,707
4,350		FedEx Corp.	356,657
1,208		Heartland Express, Inc.	21,180
450	@	Landstar System, Inc.	23,616
8,000	@@	Mitsui OSK Lines Ltd.	47,628
485	@	Offshore Logistics, Inc.	14,453
950		Overseas Shipholding Group, Inc.	40,850
2,200	@@	TPG NV	51,120
4,600		United Parcel Service, Inc.	336,030
255	@, L	Yellow Roadway Corp.	10,465

			1,081,270

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2004 (Unaudited) (continued)

Shares				Value

			Total Common Stock
			(Cost $54,862,170)	$60,377,104

PREFERRED STOCK: 0.1%
			Banks: 0.1%
	4	XX, #	DG Funding Trust	43,000

			Total Preferred Stock
			(Cost $43,485)	43,000

Principal
Amount				Value

CORPORATE BONDS/NOTES: 2.4%
			Auto Manufacturers: 0.0%
$8,000		L	Ford Motor Co., 6.625%, due 10/01/28	$7,278

				7,278

			Banks: 0.7%
10,000		@@	Australia & New Zealand Banking Group Ltd.,
			1.494%, due 10/29/49	8,543
14,000		@@, #	Banco Bradesco SA, 8.750%, due 10/24/13	14,525
32,000		@@	Banco Santander Santiago Chile SA, 7.375%, due 07/18/12	36,568
10,000		@@	Bank of Ireland, 1.800%, due 12/29/49	8,500
10,000		@@	Bank of Nova Scotia, 2.115%, due 08/31/85	8,321
14,000			BankAmerica Capital II, 8.000%, due 12/15/26	16,019
11,000		@@, #	Danske Bank A/S, 5.914%, due 12/29/49	11,589
10,000		@@	Den Norske Bank ASA, 2.125%, due 08/29/49	8,200
27,000		#	Dresdner Funding Trust I, 8.151%, due 06/30/31	32,418
15,000			FBS Capital I, 8.090%, due 11/15/26	17,276
13,000		@@, #	HBOS Capital Funding LP, 6.071%, due 06/30/49	13,748
30,000		@@, C	HSBC Bank PLC, 1.975%, due 06/29/49	25,448
30,000		@@, C	HSBC Bank PLC, 2.125%, due 06/29/49	26,025
20,000		@@	Lloyds TSB Bank PLC, 2.090%, due 08/29/49	17,268
20,000		@@	Lloyds TSB Bank PLC, 2.188%, due 06/29/49	17,499
20,000			M&T Bank Corp., 3.850%, due 04/01/13	19,978
15,000			Mellon Capital I, 7.720%, due 12/01/26	16,775
10,000		@@	National Australia Bank Ltd., 1.463%, due 10/29/49	8,545
20,000		@@	National Westminster Bank PLC, 1.938%, due 11/29/49	16,902
23,000		#	Rabobank Capital Funding II, 5.260%, due 12/29/49	23,235
10,000		@@	Royal Bank of Canada, 1.750%, due 06/29/85	8,546
10,000		@@	Royal Bank of Scotland Group PLC, 2.063%, due 12/29/49	8,646
10,000		@@, C	Societe Generale, 1.688%, due 11/29/49	8,384
30,000		@@, C	Standard Chartered PLC, 1.800%, due 11/29/49	23,957
40,000		@@, C	Standard Chartered PLC, 2.070%, due 12/29/49	31,700
14,000			Wells Fargo Capital I, 7.960%, due 12/15/26	16,008
10,000		@@	Westpac Banking Corp., 1.338%, due 09/29/49	8,474
31,000		#	Westpac Capital Trust IV, 5.256%, due 12/29/49	30,422

				483,519

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount			Value

		Beverages: 0.1%
16,000	@@, #	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	$18,440
9,000	@@	Coca-Cola HBC Finance BV, 5.125%, due 09/17/13	9,222
23,000	#	Miller Brewing Co., 4.250%, due 08/15/08	23,420

			51,082

		Chemicals: 0.0%
7,000		Dow Chemical Co., 5.750%, due 11/15/09	7,517
5,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	5,384

			12,901

		Diversified Financial Services: 0.4%
1,801	@@, #	Arcel Finance Ltd., 5.984%, due 02/01/09	1,892
18,000	@@, #	Arcel Finance Ltd., 7.048%, due 09/01/11	18,966
20,000	L	Boeing Capital Corp., 7.375%, due 09/27/10	23,256
28,000	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	27,860
15,000		Citigroup Capital II, 7.750%, due 12/01/36	16,961
14,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	15,984
20,000	#	Farmers Exchange Capital, 7.200%, due 07/15/48	20,361
5,000	@@	Financiere CSFB NV, 1.750%, due 03/29/49	4,043
17,000		General Motors Acceptance Corp., 7.750%, due 01/19/10	18,805
21,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	26,656
3,000		JPM Capital Trust I, 7.540%, due 01/15/27	3,305
12,000		JPM Capital Trust II, 7.950%, due 02/01/27	13,637
45,000	#	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	45,928
17,000	@@, #	PF Export Receivables Master Trust, 3.748%, due 06/01/13	16,722
23,353	@@, #	PF Export Receivables Master Trust, 6.436%, due 06/01/15	23,506
19,000	@@	UFJ Finance Aruba AEC, 8.750%, due 11/29/49	20,811

			298,693

		Electric: 0.2%
23,000		Consumers Energy Co., 4.250%, due 04/15/08	23,374
18,000		DTE Energy Co., 2.324%, due 06/01/07	18,010
27,000		Enterprise Capital Trust II, 2.806%, due 06/30/28	25,967
31,000		Ohio Power Co., 6.375%, due 07/15/33	31,869
17,000		Pacific Gas & Electric Co., 2.300%, due 04/03/06	17,020
3,990	#	Power Contract Financing LLC, 5.200%, due 02/01/06	4,014
15,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	15,487
5,757		PPL Montana LLC, 8.903%, due 07/02/20	6,308
8,000	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	8,413
22,000	#	TXU Energy Co. LLC, 2.380%, due 01/17/06	22,047

			172,509

		Food: 0.1%
10,000		Kroger Co., 7.250%, due 06/01/09	11,329
19,000		Safeway, Inc., 4.800%, due 07/16/07	19,636
13,000		Supervalu, Inc., 7.875%, due 08/01/09	14,992
26,000		Tyson Foods, Inc., 7.250%, due 10/01/06	28,044

			74,001

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount			Value

		Insurance: 0.1%
14,000		Convernium Reinsurance (North America), 7.125%, due 10/15/23	$11,724
12,000	#	Farmers Insurance Exchange, 8.625%, due 05/01/24	14,209
17,000	#	Monumental Global Funding II, 3.850%, due 03/03/08	17,291
13,000		Prudential Financial, Inc., 4.104%, due 11/15/06	13,264
19,000	#	Zurich Capital Trust I, 8.376%, due 06/01/37	21,770

			78,258

		Media: 0.0%
13,000		Comcast Cable Communications, 7.125%, due 06/15/13	14,695
10,000		Time Warner, Inc., 6.875%, due 05/01/12	11,146

			25,841

		Mining: 0.1%
20,000	@@	Alcan, Inc., 6.125%, due 12/15/33	20,636
17,000	@@, #	Corp Nacional del Cobre de Chile, 5.500%, due 10/15/13	17,823
15,000	@@	Vale Overseas Ltd., 8.625%, due 03/08/07	16,613

			55,072

		Multi-National: 0.1%
32,000	@@	Corp Andina de Fomento CAF, 6.875%, due 03/15/12	35,714

			35,714

		Oil and Gas: 0.2%
19,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	18,476
41,000	#	Pemex Project Funding Master Trust, 2.820%, due 06/15/10	41,902
9,000		Pemex Project Funding Master Trust, 7.375%, due 12/15/14	9,891
11,000	@@	Petroleos Mexicanos, 9.250%, due 03/30/18	13,338
13,000		Valero Energy Corp., 6.125%, due 04/15/07	13,884
12,000		Valero Energy Corp., 8.750%, due 06/15/30	15,675

			113,166

		Packaging and Containers: 0.1%
9,000	#	Sealed Air Corp., 5.375%, due 04/15/08	9,432
24,000	#	Sealed Air Corp., 6.950%, due 05/15/09	26,684

			36,116

		Pipelines: 0.0%
17,000		Duke Capital LLC, 4.331%, due 11/16/06	17,363

			17,363

		Real Estate: 0.1%
21,000		EOP Operating LP, 7.750%, due 11/15/07	23,568
5,000		Liberty Property LP, 6.375%, due 08/15/12	5,428
2,000		Liberty Property LP, 6.950%, due 12/01/06	2,176
17,000		Liberty Property LP, 7.750%, due 04/15/09	19,663

			50,835

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount			Value

		Real Estate Investment Trusts: 0.1%
19,000		Simon Property Group LP, 4.875%, due 03/18/10	$19,293
28,000		Simon Property Group LP, 6.375%, due 11/15/07	30,395
24,000		Simon Property Group LP, 7.375%, due 01/20/06	25,494

			75,182

		Retail: 0.0%
21,000	#	May Department Stores Co., 3.950%, due 07/15/07	21,255

			21,255

		Savings and Loans: 0.0%
14,000		Great Western Financial, 8.206%, due 02/01/27	15,793

			15,793

		Telecommunications: 0.1%
18,000	@@	Cia de Telecomunicaciones de Chile SA, 7.625%, due 07/15/06	19,346
10,000		Sprint Capital Corp., 4.780%, due 08/17/06	10,331
15,000		Sprint Capital Corp., 6.875%, due 11/15/28	15,681
7,000		Sprint Capital Corp., 8.375%, due 03/15/12	8,448
20,000		Verizon Florida, Inc., 6.125%, due 01/15/13	21,240
13,000		Verizon Virginia, Inc., 4.625%, due 03/15/13	12,637

			87,683

		Transportation: 0.0%
11,000	@@, #	MISC Capital Ltd., 6.125%, due 07/01/14	11,691

			11,691

		Total Corporate Bonds/Notes
		(Cost $1,685,947)	1,723,952

U.S. GOVERNMENT AGENCY OBLIGATIONS: 4.0%
		Federal Home Loan Mortgage Corporation: 1.0%
155,000		2.700%, due 03/16/07	154,551
81,000		2.750%, due 02/09/07	80,960
150,000		4.500%, due 10/15/12	152,685
40,000	W, S	5.500%, due 09/15/34	40,638
61,000		6.000%, due 01/15/28	63,174
6,191		6.000%, due 06/01/28	6,428
69,839		6.000%, due 01/15/29	72,910
92,938		6.500%, due 01/01/24	98,526
40,000	W, S	7.000%, due 09/15/34	42,500

			712,372

		Federal National Mortgage Association: 2.8%
596,000	W, S	0.000%, due 09/15/34	591,344
110,000		3.000%, due 08/15/07	110,069
75,000		3.500%, due 01/28/08	75,051
25,000	W, S	4.500%, due 09/15/18	24,984
73,000		4.625%, due 10/15/13	73,620

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount			Value

		Federal National Mortgage Association: 2.8% (continued)
192,000	W, S	5.000%, due 09/15/18	$195,600
75,000		5.250%, due 08/01/12	78,091
63,897		5.500%, due 02/01/18	66,271
20,000	W, S	5.500%, due 09/15/18	20,706
59,000	W, S	5.500%, due 09/15/33	59,922
85,098		6.000%, due 08/01/16	89,494
39,155		6.000%, due 07/01/17	41,169
44,168		6.000%, due 04/25/31	46,054
106,000	W, S	6.000%, due 10/15/33	109,412
80,000	W, S	6.500%, due 09/15/33	84,000
37,885		6.500%, due 12/01/33	39,836
35,000		6.625%, due 11/15/10	39,960
211,481		7.000%, due 12/01/27	226,434
25,683		7.000%, due 04/01/32	27,441

			1,999,458

		Government National Mortgage Association: 0.2%
21,087		6.500%, due 01/15/29	22,304
105,645		7.000%, due 02/15/28	113,116

			135,420

		Total U.S. Government Agency Obligations
		(Cost $2,810,154)	2,847,250

U.S. TREASURY OBLIGATIONS: 2.1%
		U.S. Treasury Bonds: 0.8%
338,000	L	5.375%, due 02/15/31	359,970
90,000		10.375%, due 11/15/12	110,486
78,000		13.250%, due 05/15/14	111,665

			582,121

		U.S. Treasury Notes: 1.2%
150,000		1.625%, due 01/31/05	150,012
177,000		2.375%, due 08/31/06	177,055
118,000		2.750%, due 08/15/07	118,083
238,000	L	3.500%, due 08/15/09	240,045
123,000	L	4.250%, due 08/15/14	124,269

			809,464

		U.S. Treasury STRIP: 0.1%
84,000		4.760%, due 05/15/16	48,765

			48,765

		Total U.S. Treasury Obligations
		(Cost $1,425,703)	1,440,350

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.7%
		Automobile Asset-Backed Securities: 0.1%
42,000		USAA Auto Owner Trust, 2.040%, due 02/16/10	$41,542

			41,542

		Commercial Mortgage-Backed Securities: 0.6%
11,000		COMM, 3.600%, due 03/10/39	10,917
121,000		CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	121,905
11,000		CS First Boston Mortgage Securities Corp., 7.801%, due 04/14/62	12,879
58,000		DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	63,316
140,000		DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	159,938
26,000		GE Capital Commercial Mortgage Corp., 5.994%, due 12/10/35	28,207

			397,162

		Credit Card Asset-Backed Securities: 0.2%
15,000		Bank One Issuance Trust, 4.540%, due 09/15/10	15,381
15,000		Capital One Master Trust, 4.900%, due 03/15/10	15,731
60,000		Chemical Master Credit Card Trust 1, 7.090%, due 02/15/09	64,592
50,000		Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	52,610

			148,314

		Other Asset-Backed Securities: 0.1%
32,000		Chase Funding Mortgage Loan Asset-Backed Certificates,
		2.734%, due 09/25/24	31,953
18,000		Chase Funding Mortgage Loan Asset-Backed Certificates,
		4.045%, due 05/25/33	18,279

			50,232

		Whole Loan Collateral PAC: 0.1%
57,000		Residential Funding Securities Corp., 4.750%, due 02/25/33	58,039

			58,039

		Whole Loan Collateralized Mortgage Obligations: 0.6%
29,426		Bank of America Mortgage Securities, 5.000%, due 12/25/18	30,189
29,260	S	Countrywide Alternative Loan Trust, 5.000%, due 10/25/18	30,097
30,119		Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due
		11/25/18	30,230
92,000		CS First Boston Mortgage Securities Corp., 4.170%, due 10/25/33	90,818
73,000		GMAC Mortgage Corp. Loan Trust, 5.500%, due 01/25/34	75,745
141,911		MASTR Asset Securitization Trust, 5.500%, due 06/25/33	143,103
38,167		Washington Mutual, 5.000%, due 06/25/18	39,032

			439,214

		Whole Loan Collateralized Support CMO: 0.0%
22,184		Bank of America Mortgage Securities, 5.500%, due 11/25/33	22,519

			22,519

		Total Collateralized Mortgage Obligations
		(Cost $1,152,687)	1,157,022

		Total Long-Term Investments
		(Cost $61,980,146)	67,588,678

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 7.6%
		Commercial Paper: 1.9%
600,000	#, C	Concord Minuteman Capital Co. Series B,
		1.580%, due 09/12/05		$600,079
700,000	#	Thunder Bay Funding, Inc., 1.550%, due 09/17/04		699,487

		Total Commercial Paper
		(Cost $1,299,518)		1,299,566

		Repurchase Agreement: 3.3%
2,338,000		Goldman Sachs Repurchase Agreement
		dated 08/31/04, 1.570%, due 09/01/04,
		$2,338,102 to be received upon
		repurchase (Collateralized by
		$2,375,000 Federal Home Loan Bank,
		6.000%, Market Value plus accrued
		interest $2,386,194 due 08/14/23)		2,338,000

		Total Repurchase Agreement
		(Cost $2,338,000)		2,338,000

		Securities Lending CollateralCC: 2.4%
1,693,286		The Bank of New York Institutional Cash
		Reserves Fund		1,693,286

		Total Securities Lending Collateral
		(Cost $1,693,286)		1,693,286

		Total Short-Term Investments
		(Cost $5,330,804)		5,330,852

		Total Investments In Securities
		(Cost $67,310,950)*	103.8%	$72,919,530
		Other Assets and Liabilities—Net	(3.8)	(2,696,232)

		Net Assets	100.0%	$70,223,298

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount			Value

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	#	Securities with purchases pursuant to Rule 144A, under the Securities
Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security.
	S	Segregated securities for futures, when-issued or delayed delivery securities held at August 31, 2004.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2004.
	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.
	*	Cost for federal income tax purposes is $68,140,349.
Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$5,866,035
		Gross Unrealized Depreciation	(1,086,854)

		Net Unrealized Appreciation	$4,779,181

Information concerning open futures contracts at August 31, 2004 is shown below:

	No. of	Notional	Expiration	Unrealized
Short Contracts	Contracts	Market Value	Date	Gain/(Loss)

U.S. 5 Year Treasury Note	2	$(223,031)	09/21/04	$(6,135)
U.S. 2 Year Treasury Note	1	(212,625)	09/30/04	(2,099)

		$(435,656)		$(8,234)

Long Contracts

U.S. Long Bond	2	$225,063	09/21/04	$15,029

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of August 31, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 65.5%
		Aerospace/Defense: 1.2%
180	@	Armor Holdings, Inc.	$6,383
10,800	@@	BAE Systems PLC	39,118
9,700		Boeing Co.	506,534
150		Engineered Support Systems, Inc.	6,482
3,150		General Dynamics Corp.	307,566
675		L-3 Communications Holdings, Inc.	42,282
2,200		United Technologies Corp.	206,602

			1,114,967

		Agriculture: 0.8%
8,750		Altria Group, Inc.	428,313
3,200	@@	British American Tobacco PLC	48,320
7	@@	Japan Tobacco, Inc.	56,913
3,500	@@	Swedish Match AB	35,513
3,409		UST, Inc.	136,769

			705,828

		Apparel: 0.8%
2,535	@	Coach, Inc.	106,850
840	@	Gymboree Corp.	12,188
205		Haggar Corp.	3,801
2,300		Jones Apparel Group, Inc.	82,087
770	L	K-Swiss, Inc.	15,023
4,350		Nike, Inc.	327,599
2,000	@@	Onward Kashiyama Co., Ltd.	28,109
765		Phillips-Van Heusen	15,422
335	@	Quiksilver, Inc.	7,286
1,095		Stride Rite Corp.	10,819
2,200		VF Corp.	108,548
780		Wolverine World Wide, Inc.	18,814

			736,546

		Auto Manufacturers: 0.7%
25,600		Ford Motor Co.	361,216
210		Oshkosh Truck Corp.	10,702
3,500		PACCAR, Inc.	210,665
600	@@	Peugeot SA	36,112

			618,695

		Auto Parts and Equipment: 0.1%
2,000	@@	Bridgestone Corp.	38,002
6,000	@@	Calsonic Kansei Corp.	42,509

			80,511

		Banks: 4.6%
960	@@	Alpha Bank AE	23,397
2,010		Associated Banc-Corp.	62,913
500	@@	Banco Popular Espanol SA	27,096
5,500	@@	Banco Santander Central Hispano SA	54,083
17,500		Bank of America Corp.	787,150

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Banks: 4.6% (continued)
1,085		Bank of Hawaii Corp.	$51,516
1,110		Banknorth Group, Inc.	37,707
8,000	@@	Chiba Bank Ltd.	46,351
76,000	@@	CITIC Intl. Financial Holdings Ltd.	31,348
910		City National Corp.	60,042
2,660		Colonial Bancgroup, Inc.	53,679
3,750		Comerica, Inc.	225,563
790		Compass Bancshares, Inc.	36,538
2,000	@@	Credit Agricole SA	50,567
2,000	@@	DBS Group Holdings Ltd.	18,276
270		East-West Bancorp, Inc.	9,782
570	@@	First Bancorp Puerto Rico	26,197
360	L	First Republic Bank	16,124
1,900	@@	Fortis	42,431
1,240		Fremont General Corp.	24,998
2,650	L	Hibernia Corp.	71,153
8,000	@@	HSBC Holdings PLC	124,568
240		Hudson United BanCorp	8,690
615		Irwin Financial Corp.	15,824
8,250		Keycorp	258,638
17	@@	Mizuho Financial Group, Inc.	69,023
9,618		National City Corp.	363,464
1,315		National Commerce Financial Corp.	44,237
5,800	@@	Nordea AB	44,569
3,007	@@	Royal Bank of Scotland Group PLC	83,929
385		South Financial Group, Inc.	10,949
1,500	@@	St. George Bank Ltd.	22,879
460		TCF Financial Corp.	29,261
1,160	@@	UBS AG	78,093
260		UCBH Holdings, Inc.	10,439
8,600	@@	UniCredito Italiano S.p.A.	41,296
19,200		US Bancorp	566,400
5,650		Wachovia Corp.	265,042
7,150		Wells Fargo & Co.	420,063
220		Whitney Holding Corp.	9,064

			4,223,339

		Beverages: 0.9%
10,600		Coca-Cola Co.	473,926
7,150		PepsiCo, Inc.	357,500

			831,426

		Biotechnology: 0.1%
1,135	@, L	Charles River Laboratories Intl., Inc.	49,429

			49,429

		Building Materials: 0.6%
4,750	@	American Standard Cos., Inc.	178,647
6,700	@@	Boral Ltd.	33,369
195		Florida Rock Industries, Inc.	8,873
8,350		Masco Corp.	268,285
410		Simpson Manufacturing Co., Inc.	23,165

			512,339

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Chemicals: 1.0%
900	@@	Akzo Nobel NV	$30,365
450		Arch Chemicals, Inc.	12,285
1,595		Cabot Corp.	63,545
4,350		Dow Chemical Co.	186,224
600	@@	DSM NV	29,258
4,250		E.I. du Pont de Nemours & Co.	179,605
1,135	@	FMC Corp.	52,471
150		Georgia Gulf Corp.	5,693
500		Macdermid, Inc.	14,770
18,000	@@	Mitsubishi Chemical Corp.	48,492
470	@	OM Group, Inc.	16,004
180		Penford Corp.	3,067
1,840	@	PolyOne Corp.	13,064
4,000		PPG Industries, Inc.	239,079
301		Valspar Corp.	14,234

			908,156

		Coal: 0.0%
350		Massey Energy Co.	9,632
500		Peabody Energy Corp.	26,660

			36,292

		Commercial Services: 0.8%
765	@	Administaff, Inc.	7,772
15,550		Cendant Corp.	336,346
595	@	Choicepoint, Inc.	25,139
360	@	Consolidated Graphics, Inc.	14,706
2,000	@@	Dai Nippon Printing Co., Ltd.	29,375
3,600		H&R Block, Inc.	173,736
1,150	@, L	ITT Educational Services, Inc.	39,756
1,250	@, L	Korn/Ferry Intl.	22,213
1,075	@	Labor Ready, Inc.	13,319
610		Manpower, Inc.	25,760
285	@, L	Memberworks, Inc.	7,108
430	@	Midas, Inc.	6,816
325	@	Pharmaceutical Product Development, Inc.	11,034
13,200	@@	Rentokil Initial PLC	35,757

			748,837

		Computers: 2.1%
1,845	@	Cadence Design Systems, Inc.	22,933
1,100	@, @@	Cap Gemini SA	31,340
380	@	Catapult Communications Corp.	9,082
845	@	Cognizant Technology Solutions Corp.	23,170
21,350	@	Dell, Inc.	743,833
490	L	Diebold, Inc.	23,956
580	@	DST Systems, Inc.	26,239
185		Factset Research Systems, Inc.	8,238
2,225		Jack Henry & Associates, Inc.	40,295
12,800		Hewlett-Packard Co.	228,992
7,150		International Business Machines Corp.	605,534

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Computers: 2.1% (continued)
180	@	Kronos, Inc.	$7,700
375	@	Micros Systems, Inc.	17,453
1,045	@, L	Sandisk Corp.	24,401
440	@	SCM Microsystems, Inc.	1,254
2,195	@	Storage Technology Corp.	53,229
1,065	@	Synopsys, Inc.	16,997
6,350	@	Unisys Corp.	63,754

			1,948,400

		Cosmetics/Personal Care: 2.3%
2,100		Alberto-Culver Co.	101,409
11,200		Gillette Co.	476,000
6,350		Kimberly-Clark Corp.	423,545
19,150		Procter & Gamble Co.	1,071,826
700	@@	Uni-Charm Corp.	34,920

			2,107,700

		Distribution/Wholesale: 0.2%
540		CDW Corp.	31,590
480		Fastenal Co.	30,134
175		Hughes Supply, Inc.	10,603
8,000	@, @@	Itochu Corp.	33,083
205		SCP Pool Corp.	8,649
2,100		WW Grainger, Inc.	112,161

			226,220

		Diversified Financial Services: 3.6%
5,450		American Express Co.	272,609
2,835	@	Americredit Corp.	59,280
22,200		Citigroup, Inc.	1,034,076
9,148		Countrywide Financial Corp.	325,211
5,000	@@	Daiwa Securities Group, Inc.	32,564
4,150		Fannie Mae	308,968
15,238		JP Morgan Chase & Co.	603,120
425		Legg Mason, Inc.	34,289
4,100		Merrill Lynch & Co., Inc.	209,387
4,800		Morgan Stanley	243,504
500	L	New Century Financial Corp.	26,820
6,600	@	Providian Financial Corp.	95,304

			3,245,132

		Electric: 1.8%
14,100	@	AES Corp.	142,268
1,830	@	Allete, Inc.	49,520
5,750		Centerpoint Energy, Inc.	62,905
1,900	@@	Chubu Electric Power Co., Inc.	41,745
2,400	@	CMS Energy Corp.	23,040
3,374		Constellation Energy Group, Inc.	138,671
4,000		Duke Energy Corp.	88,560
600	@@	E.ON AG	42,754

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Electric: 1.8% (continued)
150	@@	Electrabel SA	$50,352
2,300	@@	Endesa SA	42,666
995		Energy East Corp.	24,248
3,050		Exelon Corp.	112,393
165		Green Mountain Power Corp.	4,368
2,480		MDU Resources Group, Inc.	62,918
2,125		OGE Energy Corp.	55,250
1,150		Pepco Holdings, Inc.	23,736
3,737		PPL Corp.	178,740
700	@@	RWE AG	34,353
755		Scana Corp.	28,645
7,600	@@	Scottish Power PLC	55,135
3,050	L	Southern Co.	92,568
6,500		TXU Corp.	270,594
795		Unisource Energy Corp.	19,581
790		Wisconsin Energy Corp.	25,873

			1,670,883

		Electrical Components and Equipment: 0.2%
1,490		Ametek, Inc.	42,540
250	@	Belden CDT, Inc.	5,008
6,000	@@	Hitachi Ltd.	37,783
1,200		Hubbell, Inc.	51,779
690	@	Rayovac Corp.	15,863
12,000	@@	Toshiba Corp.	44,355

			197,328

		Electronics: 0.4%
425		BEI Technologies, Inc.	11,832
330		Bel Fuse, Inc.	12,497
235	@	Benchmark Electronics, Inc.	6,759
440		Brady Corp.	19,373
215	@, L	Cymer, Inc.	5,745
110	@	Dionex Corp.	5,067
385	@	Invision Technologies, Inc.	18,095
299	@	Meade Instruments Corp.	924
545		Park Electrochemical Corp.	12,072
2,600		Parker Hannifin Corp.	141,361
1,000	@@	Secom Co., Ltd.	36,999
1,500		Tektronix, Inc.	42,855
1,540	@	Thomas & Betts Corp.	37,884
100	@	Trimble Navigation Ltd.	2,754
265		Woodward Governor Co.	15,582

			369,799

		Engineering and Construction: 0.0%
800	@@	Bouygues SA	27,618

			27,618

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Entertainment: 0.1%
1,050		International Speedway Corp.	$55,545

			55,545

		Environmental Control: 0.0%
1,035		Republic Services, Inc.	28,928
260	@	Waste Connections, Inc.	7,631

			36,559

		Food: 0.5%
540		Corn Products Intl., Inc.	24,921
500	@	Dean Foods Co.	18,535
2,427		Hormel Foods Corp.	64,801
240	@	J&J Snack Foods Corp.	10,315
800	@, @@	Metro AG	37,163
1,500		Ruddick Corp.	28,605
395		Sanderson Farms, Inc.	13,505
3,150		Supervalu, Inc.	83,034
4,850		Tyson Foods, Inc.	79,928
6,300	@@	Unilever PLC	54,226

			415,033

		Forest Products and Paper: 0.5%
5,200		Georgia-Pacific Corp.	176,697
2,250		International Paper Co.	90,045
2,850		Louisiana-Pacific Corp.	70,395
375		Pope & Talbot, Inc.	6,911
1,060	L	Potlatch Corp.	45,474
1,300		Temple-Inland, Inc.	88,764
890		Wausau-Mosinee Paper Corp.	13,937

			492,223

		Gas: 0.3%
1,540		AGL Resources, Inc.	46,955
625	L	Energen Corp.	29,650
245		Piedmont Natural Gas Co.	10,633
4,850		Sempra Energy	175,327
325		UGI Corp.	11,102

			273,667

		Hand/Machine Tools: 0.2%
1,550		Black & Decker Corp.	106,842
2,000	@@	Makita Corp.	29,479
1,600		Stanley Works	69,216

			205,537

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Healthcare-Products: 2.3%
585	@	Advanced Medical Optics, Inc.	$21,774
620	@	American Medical Systems Holdings, Inc.	19,567
1,100		Bausch & Lomb, Inc.	72,545
5,350		Becton Dickinson & Co.	257,442
190	L	Cooper Cos., Inc.	11,011
2,400	L	CR Bard, Inc.	134,640
385		Datascope Corp.	13,891
500	@@	Fresenius Medical Care AG	36,550
550	@	Haemonetics Corp.	17,391
200	@, L	Idexx Laboratories, Inc.	9,742
722	@	Immucor, Inc.	14,765
12,550		Johnson & Johnson	729,154
5,100		Medtronic, Inc.	253,725
470	@	Patterson Cos., Inc.	34,418
200	@, L	Resmed, Inc.	9,554
480	@	Respironics, Inc.	25,536
3,300	@@	Smith & Nephew PLC	29,733
620	@	Techne Corp.	24,019
2,340	@	Varian Medical Systems, Inc.	77,571
349		Vital Signs, Inc.	10,582
3,900	@	Zimmer Holdings, Inc.	278,070

			2,081,680

		Healthcare-Services: 1.9%
2,950		Aetna, Inc.	273,318
415	@	Amerigroup Corp.	21,306
2,800	@	Anthem, Inc.	227,472
430	@	Centene Corp.	17,002
1,435	@	Covance, Inc.	53,741
1,565	@	Coventry Health Care, Inc.	79,471
3,750	@	Humana, Inc.	71,250
1,820	@, L	Pacificare Health Systems	59,350
130	@	Pediatrix Medical Group, Inc.	9,113
470	@	Rehabcare Group, Inc.	10,805
1,585	@, L	Renal Care Group, Inc.	50,197
470	@	Sierra Health Services, Inc.	20,266
450	@, L	Sunrise Senior Living, Inc.	15,939
7,600		UnitedHealth Group, Inc.	502,588
2,850	@	WellPoint Health Networks, Inc.	279,813

			1,691,631

		Home Builders: 0.2%
1,495	@, L	Champion Enterprises, Inc.	14,397
1,020		Lennar Corp. Cl. A	46,715
170		MDC Holdings, Inc.	11,705
665		Monaco Coach Corp.	14,291
70	@	NVR, Inc.	35,157
180		Standard-Pacific Corp.	9,085
585		Winnebago Industries, Inc.	18,369

			149,719

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Home Furnishings: 0.3%
310		Bassett Furniture Industries, Inc.	$5,828
1,500	@@	Electrolux AB	27,517
220		Ethan Allen Interiors, Inc.	7,863
940		Harman Intl. Industries, Inc.	90,888
4,000	@@	Matsushita Electric Industrial Co., Ltd.	53,885
2,900	@@	Yamaha Corp.	43,327

			229,308

		Household Products/Wares: 0.1%
1,780	@	American Greetings Corp.	42,844
1,110		Blyth, Inc.	33,311
370	@	Fossil, Inc.	10,623

			86,778

		Housewares: 0.0%
195		National Presto Industries, Inc.	7,937
380	L	Toro Co.	24,764

			32,701

		Insurance: 5.0%
5,700	@@	ACE Ltd.	219,735
3,664	@@	Aegon NV	39,246
8,750		Allstate Corp.	413,087
1,645		American Financial Group, Inc.	48,445
11,200		American Intl. Group, Inc.	797,887
1,010		AmerUs Group Co.	40,259
2,100	@@	AXA	43,168
3,600		Chubb Corp.	244,836
2,950		Cigna Corp.	196,352
525		Delphi Financial Group, Inc.	20,643
930	@@	Everest Re Group Ltd.	65,249
2,435		Fidelity National Financial, Inc.	. 91,678
1,440		HCC Insurance Holdings, Inc.	41,904
27,400	@@	Legal & General Group PLC	49,264
4,100		Lincoln National Corp.	185,730
639		Loews Corp.	36,295
10,300		Metlife, Inc.	383,674
2,300		MGIC Investment Corp.	157,021
1,160		Old Republic Intl. Corp.	27,318
385	@	Philadelphia Consolidated Holding Co.	20,505
1,660		PMI Group, Inc.	68,940
3,800		Progressive Corp.	305,140
1,425		Protective Life Corp.	55,760
7,650		Prudential Financial, Inc.	353,277
3,100	@@	QBE Insurance Group Ltd.	27,862
2,800		Safeco Corp.	134,876
515		Selective Insurance Group, Inc.	17,783
8,200	@@	Skandia Forsakrings AB	29,819
490	@@	Swiss Reinsurance Co.	27,785

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Insurance: 5.0% (continued)
795		UICI	$22,109
1,320		Unitrin, Inc.	55,374
1,510		WR Berkley Corp.	60,974
3,050	@@	XL Capital Ltd.	214,110
380	L	Zenith National Insurance Corp.	16,424
286	@, @@	Zurich Financial Services AG	40,033

			4,552,562

		Internet: 0.9%
2,700	@	eBay, Inc.	233,658
3,140	@	McAfee, Inc.	62,109
1,950	@, L	RSA Security, Inc.	29,036
5,600	@	Symantec Corp.	268,576
1,000	@@	Trend Micro, Inc.	43,622
460	@	Websense, Inc.	17,641
5,700	@	Yahoo!, Inc.	162,507

			817,149

		Iron/Steel: 0.2%
375		Carpenter Technology Corp.	16,613
2,000	@@	JFE Holdings, Inc.	54,633
190		Reliance Steel & Aluminum Co.	7,207
230		Steel Dynamics, Inc.	7,213
2,100	@@	Thyssenkrupp AG	39,313
2,750		United States Steel Corp.	101,502

			226,481

		Leisure Time: 0.3%
520		Arctic Cat, Inc.	13,582
2,800		Carnival Corp.	128,212
225		Polaris Industries, Inc.	10,611
2,850		Sabre Holdings Corp.	65,550
3,000	@@	Yamaha Motor Co., Ltd.	44,286

			262,241

		Lodging: 0.2%
1,995	@	Caesars Entertainment, Inc.	30,823
460		Mandalay Resort Group	31,206
1,155	@	Prime Hospitality Corp.	13,883
1,700		Starwood Hotels & Resorts Worldwide, Inc.	75,140

			151,052

		Machinery-Construction and Mining: 0.0%
600	@	Astec Industries, Inc.	9,918

			9,918

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Machinery-Diversified: 0.1%
130		Briggs & Stratton Corp.	$9,763
260		Cognex Corp.	6,960
1,490	@	Flowserve Corp.	34,181
290		IDEX Corp.	8,909
960		Nordson Corp.	32,918
488	@	Zebra Technologies Corp.	27,861

			120,592

		Media: 1.3%
2,300	@	Comcast Corp.	64,791
3,400		McGraw-Hill Cos., Inc.	257,482
3,100	@@	Mediaset S.p.A.	31,833
10		Meredith Corp.	501
5,100	@@	Reed Elsevier PLC	45,335
420		Thomas Nelson, Inc.	7,980
18,800	@	Time Warner, Inc.	307,379
7,400		Viacom, Inc.	246,494
8,800		Walt Disney Co.	197,560
65		Washington Post Co.	56,453

			1,215,808

		Metal Fabricate/Hardware: 0.1%
615		Kaydon Corp.	17,503
260		Lawson Products, Inc.	9,672
205	@	Mueller Industries, Inc.	8,054
510		Timken Co.	11,858
630		Valmont Industries, Inc.	12,436

			59,523

		Mining: 0.3%
1,800	@@	Anglo American PLC	40,978
5,300	@@	BHP Billiton Ltd.	49,444
560	@, L	Century Aluminum Co.	13,877
1,900	L	Phelps Dodge Corp.	154,964
470	@	RTI Intl. Metals, Inc.	6,998

			266,261

		Miscellaneous Manufacturing: 3.1%
3,400		3M Co.	280,024
170		Aptargroup, Inc.	7,725
1,425		Brink’s Co.	41,040
45,300		General Electric Co.	1,485,388
3,950		Honeywell Intl., Inc.	142,121
1,300		Illinois Tool Works, Inc.	118,677
792		Myers Industries, Inc.	9,013
1,785		Pentair, Inc.	59,333
800	@@	Siemens AG	55,157
350		Standex Intl. Corp.	8,498
19,350	@@	Tyco Intl. Ltd.	606,042

			2,813,018

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Office Furnishings: 0.1%
1,250		HNI Corp.	$49,000

			49,000

		Oil and Gas: 4.8%
15,030	@@	BP PLC	133,551
6,050		Burlington Resources, Inc.	219,192
545		Cabot Oil & Gas Corp.	22,023
7,650		ChevronTexaco Corp.	745,875
680	@	Cimarex Energy Co.	20,352
6,300		ConocoPhillips	468,909
3,750		Devon Energy Corp.	243,038
240	@, L	Evergreen Resources, Inc.	9,468
24,450		Exxon Mobil Corp.	1,127,145
5,450		Marathon Oil Corp.	197,672
585		Murphy Oil Corp.	44,173
1,105	@	Newfield Exploration Co.	61,162
1,125		Noble Energy, Inc.	57,915
500	@@	Norsk Hydro ASA	31,206
5,100		Occidental Petroleum Corp.	263,415
390		Patina Oil & Gas Corp.	10,440
2,065		Pioneer Natural Resources Co.	69,074
1,240		Pogo Producing Co.	54,535
620	@	Remington Oil & Gas Corp.	15,351
3,000	@@	Repsol YPF SA	62,175
16,600	@@	Shell Transport & Trading Co. PLC	121,242
580	@	Spinnaker Exploration Co.	19,801
480	@	Stone Energy Corp.	19,968
1,350		Sunoco, Inc.	83,025
500	@@	Total SA	97,825
2,200		Valero Energy Corp.	145,266
1,760		XTO Energy, Inc.	49,350

			4,393,148

		Oil and Gas Services: 0.2%
290		Carbo Ceramics, Inc.	18,662
2,000		Schlumberger Ltd.	123,600
860	@	Weatherford Intl. Ltd.	39,852

			182,114

		Packaging and Containers: 0.0%
790		Sonoco Products Co.	20,469

			20,469

		Pharmaceuticals: 2.8%
1,700	@@	AstraZeneca PLC	78,365
1,400	@@	Eisai Co., Ltd.	39,986
4,750		Eli Lilly & Co.	301,388
2,900	@@	GlaxoSmithKline PLC ADR	119,306
1,638	@, L	IVAX Corp.	31,702
330		Medicis Pharmaceutical Corp.	12,085

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Pharmaceuticals: 2.8% (continued)
9,400		Merck & Co., Inc.	$422,717
375	@	MGI Pharma, Inc.	8,711
385		Natures Sunshine Prods, Inc.	5,694
360	@	NBTY, Inc.	8,615
625	@	Noven Pharmaceuticals, Inc.	11,869
32,650		Pfizer, Inc.	1,066,675
890	@@	Roche Holding AG	86,432
1,800	@@	Sankyo Co., Ltd.	37,750
1,412	@@	Sanofi-Aventis	100,405
5,750		Wyeth	210,278

			2,541,978

		Pipelines: 0.2%
10,300	@	Dynegy, Inc.	44,908
1,970		National Fuel Gas Co.	52,757
1,635		Western Gas Resources, Inc.	45,649

			143,314

		Real Estate: 0.0%
5,000	@@	Cheung Kong Holdings Ltd.	43,215

			43,215

		Real Estate Investment Trusts: 2.2%
5,000		Acadia Realty Trust	73,250
900		Alexandria Real Estate Equities, Inc.	58,320
1,200		Apartment Investment & Management Co.	42,600
1,672		Archstone-Smith Trust	52,250
800		Avalonbay Communities, Inc.	48,320
1,100		Boston Properties, Inc.	61,028
1,000		Camden Property Trust	47,080
1,100		Carramerica Realty Corp.	36,674
600		CBL & Associates Properties, Inc.	36,648
1,400	L	Centerpoint Properties Trust	58,884
600		Colonial Properties Trust	24,270
4,100	L	Corporate Office Properties Trust Sbi MD	108,445
1,800		Developers Diversified Realty Corp.	67,878
4,187		Equity Office Properties Trust	119,580
1,606		Equity Residential	52,018
400		Essex Property Trust, Inc.	29,500
3,200	@	Felcor Lodging Trust, Inc.	37,472
1,203		General Growth Properties, Inc.	36,295
1,300		Hospitality Properties Trust	54,535
6,100	@, L	Host Marriott Corp.	81,435
1,800		Istar Financial, Inc.	72,432
900		Kimco Realty Corp.	45,288
1,900		LaSalle Hotel Properties	53,656
1,000		Mack-Cali Realty Corp.	45,260
4,050	@	Meristar Hospitality Corp.	23,328
1,400		Newcastle Investment Corp.	42,378
700		Pennsylvania Real Estate Investment Trust	26,782

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Real Estate Investment Trusts: 2.2% (continued)
1,600		Plum Creek Timber Co., Inc.	$52,864
1,500	L	ProLogis	54,225
700		PS Business Parks, Inc.	27,825
1,050		Public Storage, Inc.	53,393
600		Rayonier, Inc.	27,822
2,900	L	Reckson Associates Realty Corp.	85,260
1,000	L	Regency Centers Corp.	46,000
2,100	L	Simon Property Group, Inc.	117,495
300		SL Green Realty Corp.	15,000
3,700		United Dominion Realty Trust, Inc.	78,551

			1,994,041

		Retail: 6.0%
1,820		Abercrombie & Fitch Co.	50,960
1,320	@	Aeropostale, Inc.	41,118
1,530	@	American Eagle Outfitters, Inc.	50,949
1,665	@	Ann Taylor Stores Corp.	40,243
1,465	@	Barnes & Noble, Inc.	50,630
580		Cato Corp.	12,267
630	@, L	CEC Entertainment, Inc.	21,212
1,550	@	Chico’s FAS, Inc.	63,395
5,100		Circuit City Stores, Inc.	66,147
4,000	@@	Citizen Watch Co., Ltd.	40,287
2,155		Claire’s Stores, Inc.	52,453
2,015	@	Copart, Inc.	43,766
7,450		Costco Wholesale Corp.	306,717
11,500	@@	Dixons Group PLC	32,716
775	@	Dress Barn, Inc.	12,842
4,600	@@	Enterprise Inns PLC	45,455
15,250		Gap, Inc.	285,785
605		Haverty Furniture Cos., Inc.	10,243
645	@	Hibbett Sporting Goods, Inc.	11,720
9,600		Home Depot, Inc.	350,976
545	@	J Jill Group, Inc.	9,859
640	@	Jack in The Box, Inc.	18,074
5,800		JC Penney Co., Inc. Holding Co.	222,256
9,800		Limited Brands, Inc.	196,784
560		Lone Star Steakhouse & Saloon, Inc.	12,986
3,100		Lowe’s Cos., Inc.	154,070
15,700		McDonald’s Corp.	424,213
1,205		Michaels Stores, Inc.	69,083
2,900		Nordstrom, Inc.	107,677
335		Pep Boys-Manny Moe & Jack	5,327
2,440	L	Petsmart, Inc.	68,466
300	@@	Pinault-Printemps-Redoute SA	27,465
1,070		Regis Corp.	43,795
320	@	Sonic Corp.	7,152
9,650		Staples, Inc.	276,762
6,750	@	Starbucks Corp.	291,870
900	@	Stein Mart, Inc.	14,715
3,700		Target Corp.	164,946

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Retail: 6.0% (continued)
4,050	@	Toys R US, Inc.	$65,772
220	@	Tractor Supply Co.	7,660
3,000	@@	UNY Co., Ltd.	33,989
1,010	@, L	Urban Outfitters, Inc.	30,654
18,400		Wal-Mart Stores, Inc.	969,127
12,100		Walgreen Co.	441,044
2,400		Wendy’s Intl., Inc.	82,488
305	@	Zale Corp.	7,814

			5,343,929

		Savings and Loans: 0.2%
555		Anchor Bancorp Wisconsin, Inc.	13,986
1,070		BankAtlantic Bancorp, Inc.	18,950
440		Downey Financial Corp.	23,703
365	@	FirstFed Financial Corp.	16,644
865		Greenpoint Financial Corp.	38,103
1,565		Independence Community Bank Corp.	61,410

			172,796

		Semiconductors: 1.0%
945	@	Alliance Semiconductor Corp.	3,610
8,600	@	Altera Corp.	162,712
1,400	@, @@	ASML Holding NV	18,080
11,645	@	Atmel Corp.	40,641
735	@	DSP Group, Inc.	13,972
28,150		Intel Corp.	599,314
2,980		Microchip Technology, Inc.	78,642
500	@, L	Skyworks Solutions, Inc.	4,165
490	@	Standard Microsystems Corp.	7,776

			928,912

		Software: 3.0%
3,260	@	Activision, Inc.	46,911
350	@	Ansys, Inc.	15,785
2,450		Autodesk, Inc.	108,805
185	@	Avid Technology, Inc.	8,005
4,950	@	BMC Software, Inc.	74,102
850	@	Captaris, Inc.	4,165
190	@, L	Cerner Corp.	8,324
9,150	@	Compuware Corp.	41,450
1,795	@	CSG Systems Intl., Inc.	25,974
625	@	Digi Intl., Inc.	7,031
1,210	@	Dun & Bradstreet Corp.	66,719
850	@	Filenet Corp.	16,694
3,700		First Data Corp.	156,325
230	@	Hyperion Solutions Corp.	8,409
5,350		IMS Health, Inc.	124,816
575	@	Mapinfo Corp.	5,537
46,400		Microsoft Corp.	1,266,719

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Software: 3.0% (continued)
53,500	@	Oracle Corp.	$533,394
4,700	@	Parametric Technology Corp.	22,889
790	@	Progress Software Corp.	15,911
300	@@	SAP AG	43,718
11,250	@	Siebel Systems, Inc.	85,613
1,285	@	Transaction Systems Architects, Inc.	21,896
2,690	@	Wind River Systems, Inc.	29,187

			2,738,379

		Telecommunications: 3.8%
2,285	@	Adaptec, Inc.	15,949
9,900		Alltel Corp.	541,035
210	@	Anixter Intl., Inc.	7,407
1,205	@	C-COR.net Corp.	9,471
29,100	@	Cisco Systems, Inc.	545,916
235	@, L	Commonwealth Telephone Enterprises, Inc.	10,211
1,870	@, L	Commscope, Inc.	37,157
4,600	@, @@	Deutsche Telekom AG	80,639
1,220		Harris Corp.	58,755
66,656	@	Lucent Technologies, Inc.	208,633
10,050		Motorola, Inc.	162,308
11	@@	Nippon Telegraph & Telephone Corp.	47,773
2,335	@	Polycom, Inc.	45,603
15,900		Qualcomm, Inc.	604,995
3,250		Scientific-Atlanta, Inc.	88,530
1,700	@@	TDC A/S	59,973
23,000	@@	Telecom Italia S.p.A.	69,003
1,500	@@	Telekom Austria AG	20,975
21,950		Verizon Communications, Inc.	861,537

			3,475,870

		Toys/Games/Hobbies: 0.0%
350	@	Department 56, Inc.	5,436

			5,436

		Transportation: 1.1%
100		CH Robinson Worldwide, Inc.	4,267
1,085		CNF, Inc.	44,507
8	@@	East Japan Railway Co.	44,982
845	@	EGL, Inc.	20,474
660	L	Expeditors Intl. Washington, Inc.	32,195
4,450		FedEx Corp.	364,856
1,253		Heartland Express, Inc.	21,969
480	@	Landstar System, Inc.	25,190
5,000	@@	Mitsui OSK Lines Ltd.	29,768
500	@	Offshore Logistics, Inc.	14,900
960		Overseas Shipholding Group, Inc.	41,280
1,500	@@	TPG NV	34,854
4,750		United Parcel Service, Inc.	346,988
280	@, L	Yellow Roadway Corp.	11,491

			1,037,721

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Total Common Stock
		(Cost $53,682,182)	$59,674,753

PREFERRED STOCK: 0.2%
		Banks: 0.2%
14	#, XX	DG Funding Trust	150,500

		Total Preferred Stock
		(Cost $152,241)	150,500

Principal
Amount			Value

CORPORATE BONDS/NOTES: 6.8%
		Auto Manufacturers: 0.0%
$24,000	L	Ford Motor Co., 6.625%, due 10/01/28	$21,834

			21,834

		Banks: 1.8%
30,000	@@	Australia & New Zealand Banking Group Ltd., 1.494%, due 10/29/49	25,628
49,000	@@, #	Banco Bradesco SA, 8.750%, due 10/24/13	50,838
114,000	@@	Banco Santander Santiago Chile SA, 7.375%, due 07/18/12	130,273
40,000	@@	Bank of Ireland, 1.800%, due 12/29/49	33,998
20,000	@@	Bank of Nova Scotia, 2.115%, due 08/31/85	16,642
52,000		BankAmerica Capital II, 8.000%, due 12/15/26	59,500
40,000	@@, #	Danske Bank A/S, 5.914%, due 12/29/49	42,143
40,000	@@	Den Norske Bank ASA, 2.125%, due 08/29/49	32,800
93,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	111,663
55,000		FBS Capital I, 8.090%, due 11/15/26	63,346
48,000	@@, #	HBOS Capital Funding LP, 6.071%, due 06/30/49	50,760
100,000	@@, C	HSBC Bank PLC, 1.975%, due 06/29/49	84,826
60,000	@@, C	HSBC Bank PLC, 2.125%, due 06/29/49	52,050
70,000	@@	Lloyds TSB Bank PLC, 2.188%, due 06/29/49	61,246
80,000	@@	Lloyds TSB Bank PLC, 2.090%, due 08/29/49	69,072
78,000		M&T Bank Corp., 3.850%, due 04/01/13	77,915
53,000		Mellon Capital I, 7.720%, due 12/01/26	59,270
30,000	@@	National Australia Bank Ltd., 1.463%, due 10/29/49	25,634
80,000	@@	National Westminster Bank PLC, 1.938%, due 11/29/49	67,608
69,000	#	Rabobank Capital Funding II, 5.260%, due 12/29/49	69,705
50,000	@@	Royal Bank of Canada, 1.750%, due 06/29/85	42,732
30,000	@@	Royal Bank of Scotland Group PLC, 2.063%, due 12/29/49	25,939
20,000	@@, C	Societe Generale, 1.688%, due 11/29/49	16,769
150,000	@@, C	Standard Chartered PLC, 1.800%, due 11/29/49	119,784
110,000	@@, C	Standard Chartered PLC, 2.070%, due 12/29/49	87,175
52,000		Wells Fargo Capital I, 7.960%, due 12/15/26	59,459
40,000	@@	Westpac Banking Corp., 1.338%, due 09/29/49	33,897
114,000	#	Westpac Capital Trust IV, 5.256%, due 12/29/49	111,876

			1,682,548

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Income Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount			Value

		Beverages: 0.2%
59,000	@@, #	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	$67,998
25,000	@@	Coca-Cola HBC Finance BV, 5.125%, due 09/17/13	25,617
84,000	#	Miller Brewing Co., 4.250%, due 08/15/08	85,533

			179,148

		Chemicals: 0.0%
22,000		Dow Chemical Co., 5.750%, due 11/15/09	23,625
20,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	21,534

			45,159

		Diversified Financial Services: 1.2%
4,504	@@, #	Arcel Finance Ltd., 5.984%, due 02/01/09	4,730
67,000	@@, #	Arcel Finance Ltd., 7.048%, due 09/01/11	70,596
72,000		Boeing Capital Corp., 7.375%, due 09/27/10	83,723
99,000	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	98,505
53,000		Citigroup Capital II, 7.750%, due 12/01/36	59,928
52,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	59,368
70,000	#	Farmers Exchange Capital, 7.200%, due 07/15/48	71,265
25,000	@@	Financiere CSFB NV, 1.750%, due 03/29/49	20,215
59,000		General Motors Acceptance Corp., 7.750%, due 01/19/10	65,266
73,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	92,661
13,000		JPM Capital Trust I, 7.540%, due 01/15/27	14,321
41,000		JPM Capital Trust II, 7.950%, due 02/01/27	46,592
161,000	#	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	164,323
62,000	@@, #	PF Export Receivables Master Trust, 3.748%, due 06/01/13	60,985
82,633	@@, #	PF Export Receivables Master Trust, 6.436%, due 06/01/15	83,176
72,000	@@	UFJ Finance Aruba AEC, 8.750%, due 11/29/49	78,862

			1,074,516

		Electric: 0.7%
84,000		Consumers Energy Co., 4.250%, due 04/15/08	85,371
65,000		DTE Energy Co., 2.324%, due 06/01/07	65,034
97,000		Enterprise Capital Trust II, 2.806%, due 06/30/28	93,293
109,000		Ohio Power Co., 6.375%, due 07/15/33	112,060
59,000		Pacific Gas & Electric Co., 2.300%, due 04/03/06	59,068
10,640	#	Power Contract Financing LLC, 5.200%, due 02/01/06	10,703
51,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	52,656
17,272		PPL Montana LLC, 8.903%, due 07/02/20	18,923
29,000	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	30,496
77,000	#	TXU Energy Co. LLC, 2.380%, due 01/17/06	77,163

			604,767

		Food: 0.3%
40,000		Kroger Co., 7.250%, due 06/01/09	45,315
70,000		Safeway, Inc., 4.800%, due 07/16/07	72,344
47,000		Supervalu, Inc., 7.875%, due 08/01/09	54,200
91,000		Tyson Foods, Inc., 7.250%, due 10/01/06	98,155

			270,014

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Income Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount			Value

		Insurance: 0.3%
49,000		Convernium Reinsurance (North America), 7.125%, due 10/15/23	$41,035
17,000	#	Farmers Insurance Exch, 6.000%, due 08/01/14	17,304
43,000	#	Farmers Insurance Exchange, 8.625%, due 05/01/24	50,916
58,000	#	Monumental Global Funding II, 3.850%, due 03/03/08	58,993
49,000		Prudential Financial, Inc., 4.104%, due 11/15/06	49,994
69,000	#	Zurich Capital Trust I, 8.376%, due 06/01/37	79,058

			297,300

		Media: 0.1%
46,000		Comcast Cable Communications, 7.125%, due 06/15/13	51,999
32,000		Time Warner, Inc., 6.875%, due 05/01/12	35,667

			87,666

		Mining: 0.2%
72,000	@@	Alcan, Inc., 6.125%, due 12/15/33	74,288
49,000	@@, #	Corp Nacional del Cobre de Chile, 5.500%, due 10/15/13	51,373
53,000	@@	Vale Overseas Ltd., 8.625%, due 03/08/07	58,698

			184,359

		Multi-National: 0.1%
114,000	@@	Corp Andina de Fomento CAF, 6.875%, due 03/15/12	127,233

			127,233

		Oil and Gas: 0.6%
72,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	70,015
100,000	@@, #	Gazprom International SA, 7.201%, due 02/01/20	100,750
147,000	#	Pemex Project Funding Master Trust, 2.820%, due 06/15/10	150,234
33,000		Pemex Project Funding Master Trust, 7.375%, due 12/15/14	36,267
39,000	@@	Petroleos Mexicanos, 9.250%, due 03/30/18	47,288
38,000		Valero Energy Corp., 6.125%, due 04/15/07	40,584
45,000		Valero Energy Corp., 8.750%, due 06/15/30	58,781

			503,919

		Packaging and Containers: 0.1%
33,000	#	Sealed Air Corp., 5.375%, due 04/15/08	34,583
87,000	#	Sealed Air Corp., 6.950%, due 05/15/09	96,729

			131,312

		Pipelines: 0.1%
63,000		Duke Capital LLC, 4.331%, due 11/16/06	64,344

			64,344

		Real Estate: 0.2%
76,000		EOP Operating LP, 7.750%, due 11/15/07	85,293
5,000		Liberty Property LP, 6.950%, due 12/01/06	5,439
61,000		Liberty Property LP, 7.750%, due 04/15/09	70,555
17,000		Liberty Property LP, 6.375%, due 08/15/12	18,457

			179,744

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Income Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount			Value

		Real Estate Investment Trusts: 0.3%
86,000		Simon Property Group LP, 7.375%, due 01/20/06	$91,352
101,000		Simon Property Group LP, 6.375%, due 11/15/07	109,641
83,000		Simon Property Group LP, 4.875%, due 03/18/10	84,281

			285,274

		Retail: 0.1%
73,000	#	May Department Stores Co., 3.950%, due 07/15/07	73,885

			73,885

		Savings and Loans: 0.1%
50,000		Great Western Financial, 8.206%, due 02/01/27	56,403

			56,403

		Telecommunications: 0.4%
67,000	@@	Cia de Telecomunicaciones de Chile SA, 7.625%, due 07/15/06	72,010
35,000		Sprint Capital Corp., 4.780%, due 08/17/06	36,159
28,000		Sprint Capital Corp., 8.375%, due 03/15/12	33,791
51,000		Sprint Capital Corp., 6.875%, due 11/15/28	53,316
73,000		Verizon Florida, Inc., 6.125%, due 01/15/13	77,523
48,000		Verizon Virginia, Inc., 4.625%, due 03/15/13	46,661

			319,460

		Transportation: 0.0%
41,000	@@, #	MISC Capital Ltd., 6.125%, due 07/01/14	43,575

			43,575

		Total Corporate Bonds/Notes
		(Cost $6,102,018)	6,232,460

U.S. GOVERNMENT AGENCY OBLIGATIONS: 11.0%
		Federal Home Loan Mortgage Corporation: 3.7%
295,000		2.750%, due 02/09/07	294,854
550,000		2.700%, due 03/16/07	548,402
473,000		4.500%, due 10/15/12	481,468
81,415		4.500%, due 04/01/14	81,799
40,000	W, S	5.500%, due 09/15/19	41,375
175,000	W, S	5.500%, due 09/15/34	177,789
186,000		6.000%, due 01/15/28	192,630
24,765		6.000%, due 06/01/28	25,713
101,221		6.000%, due 01/01/29	105,096
212,310		6.000%, due 01/15/29	221,647
762,000	W, S	6.500%, due 10/15/34	798,911
103,937		7.000%, due 11/01/31	111,021
102,255		7.000%, due 03/01/32	109,201
130,000	W, S	7.000%, due 09/15/34	138,125

			3,328,031

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount			Value

		Federal National Mortgage Association: 7.1%
2,105,000	W, S	0.000%, due 09/15/34	$2,088,557
385,000		3.000%, due 08/15/07	385,241
285,000		3.500%, due 01/28/08	285,192
29,000	W, S	4.500%, due 09/15/18	28,982
270,000		4.625%, due 10/15/13	272,294
725,000	W, S	5.000%, due 09/15/18	738,595
270,000		5.250%, due 08/01/12	281,127
191,691		5.500%, due 02/01/18	198,813
48,000	W, S	5.500%, due 09/15/18	49,695
197,000	W, S	5.500%, due 09/15/33	200,078
118,135		6.000%, due 10/01/08	124,670
261,374		6.000%, due 08/01/16	274,876
132,505		6.000%, due 04/25/31	138,163
311,000	W, S	6.000%, due 10/15/33	321,010
120,000		6.625%, due 11/15/10	137,005
55,389		6.500%, due 02/01/28	58,439
68,417		6.500%, due 02/01/31	72,098
260,000	W, S	6.500%, due 09/15/33	273,000
37,885		6.500%, due 12/01/33	39,836
150,348		7.000%, due 02/01/31	160,711
206,786		7.000%, due 08/01/31	220,993
75,638		7.000%, due 10/01/31	80,835
76,726		7.500%, due 09/01/31	82,416

			6,512,626

		Government National Mortgage Association: 0.2%
103,083		6.500%, due 10/15/31	109,004
55,091		6.500%, due 01/15/32	58,239
37,755		7.000%, due 01/15/28	40,425

			207,668

		Total U.S. Government Agency Obligations
		(Cost $9,970,794)	10,048,325

U.S. TREASURY OBLIGATIONS: 5.6%
		U.S. Treasury Bonds: 2.6%
1,195,000	L	5.375%, due 02/15/31	1,272,677
245,000		6.250%, due 08/15/23	284,669
322,000		10.375%, due 11/15/12	395,293
283,000		13.250%, due 05/15/14	405,143

			2,357,782

		U.S. Treasury Notes: 2.8%
450,000		1.625%, due 01/31/05	450,036
613,000		2.375%, due 08/31/06	613,192
252,000		2.750%, due 08/15/07	252,177
749,000	L	3.500%, due 08/15/09	755,437
489,000	L	4.250%, due 08/15/14	494,043

			2,564,885

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount			Value

		U.S. Treasury STRIP: 0.2%
300,000		4.760%, due 05/15/16	$174,162

			174,162

		Total U.S. Treasury Obligations
		(Cost $5,028,327)	5,096,829

COLLATERALIZED MORTGAGE OBLIGATIONS: 4.5%
		Automobile Asset-Backed Securities: 0.2%
30,000		Household Automotive Trust, 2.310%, due 04/17/08	29,965
133,000		USAA Auto Owner Trust, 2.040%, due 02/16/10	131,549

			161,514

		Commercial Mortgage-Backed Securities: 1.5%
94,000		COMM, 3.600%, due 03/10/39	93,291
482,000		CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	485,606
3,000		CS First Boston Mortgage Securities Corp., 7.801%, due 04/14/62	3,512
185,000		DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	201,955
445,000		DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	508,375
83,000		GE Capital Commercial Mortgage Corp., 5.994%, due 12/10/35	90,046

			1,382,785

		Credit Card Asset-Backed Securities: 0.5%
50,000		Bank One Issuance Trust, 4.540%, due 09/15/10	51,271
47,000		Capital One Master Trust, 4.900%, due 03/15/10	49,289
145,000		Chemical Master Credit Card Trust 1, 7.090%, due 02/15/09	156,099
160,000		Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	168,350

			425,009

		Diversified Financial Services: 0.0%
40,000		DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	44,255

			44,255

		Other Asset-Backed Securities: 0.3%
153,000		Chase Funding Mortgage Loan Asset-Backed Certificates, 2.734%, due 09/25/24	152,775
87,000		Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	88,347

			241,122

		Whole Loan Collateral PAC: 0.2%
168,000		Residential Funding Securities Corp., 4.750%, due 02/25/33	171,061

			171,061

		Whole Loan Collateralized Mortgage Obligations: 1.7%
106,090		Bank of America Mortgage Securities, 5.000%, due 12/25/18	108,838
105,491	S	Countrywide Alternative Loan Trust, 5.000%, due 10/25/18	108,509
107,091		Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	107,484
271,000		CS First Boston Mortgage Securities Corp., 4.170%, due 10/25/33	267,518

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount			Value

		Whole Loan Collateralized Mortgage Obligations: 1.7% (continued)
223,000		GMAC Mortgage Corp. Loan Trust, 5.500%, due 01/25/34	$231,384
523,981		MASTR Asset Securitization Trust, 5.500%, due 06/25/33	528,383
216,277		Washington Mutual, 5.000%, due 06/25/18	221,182

			1,573,298

		Whole Loan Collateralized Support CMO: 0.1%
58,565		Bank of America Mortgage Securities, 5.500%, due 11/25/33	59,451

			59,451

		Total Collateralized Mortgage Obligations
		(Cost $4,040,745)	4,058,495

		Total Long-Term Investments
		(Cost $78,976,307)	85,261,362

SHORT-TERM INVESTMENTS: 16.0%
		Commercial Paper: 8.0%
1,100,000	#	Bristol-Myers Squibb Co., 1.600%, due 09/03/04	1,099,853
900,000	#, C	Concord Minuteman Capital Co. Series B, 1.580%, due 09/12/05	900,118
1,000,000	#	Concord Minutemen Capital Co. Series C, 1.580%, due 09/13/04	999,429
1,800,000	#	Delaware Funding Co. LLC, 1.530%, due 09/16/04	1,798,777
700,000	#	Thunder Bay Funding LLC, 1.730%, due 11/08/04	697,683
1,800,000	#	Thunder Bay Funding, Inc., 1.550%, due 09/17/04	1,798,682

		Total Commercial Paper
		(Cost $7,294,714)	7,294,542

		Repurchase Agreement: 3.4%
3,131,000		Goldman Sachs Repurchase Agreement dated 08/31/04, 1.570%, due 09/01/04, $3,131,137 to be received upon repurchase (Collateralized by $3,180,000 Federal Home Loan Bank, 6.000%, Market Value plus accrued interest $3,194,988 due 08/14/23)	3,131,000

		Total Repurchase Agreements
		(Cost $3,131,000)	3,131,000

		Securities Lending CollateralCC: 4.6%
4,183,706		The Bank of New York Institutional Cash Reserves Fund	4,183,706

		Total Securities Lending Collateral
		(Cost $4,183,706)	4,183,706

		Total Short-Term Investments
		(Cost $14,609,420)	14,609,248

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount				Value

Total Investments In Securities
		(Cost $93,585,727)*	109.6%	$99,870,610
		Other Assets and Liabilities—Net	(9.6)	(8,776,311)

		Net Assets	100.0%	$91,094,299

	@	Non-income producing security.
	@@	Foreign issuer.
	ADR	American Depositary Receipt.
	STRIP	Separate Trading of Registered Interest and Principal of Securities.
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security.
	S	Segregated securities for futures, when-issued or delayed delivery securities held at August 31, 2004.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2004.
	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.
	*	Cost for federal income tax purposes is $94,873,559.
Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$6,112,837
		Gross Unrealized Depreciation		(1,115,786)

		Net Unrealized Appreciation		$4,997,051

Information concerning open futures contracts at August 31, 2004 is shown below:

	No. of	Notional	Expiration	Unrealized
Short Contracts	Contracts	Market Value	Date	Gain/(Loss)

U.S. 5 Year Treasury Note	6	$(669,094)	09/21/04	$(19,202)
U.S. 2 Year Treasury Note	1	(212,625)	09/30/04	(2,099)

		$(881,719)		$(21,301)

Long Contracts

U.S. Long Bond	3	$337,594	09/21/04	$25,134

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Income Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 44.8%
		Aerospace/Defense: 0.9%
60	@	Armor Holdings, Inc.	$2,128
3,220		Boeing Co.	168,147
50		Engineered Support Systems, Inc.	2,161
1,150		General Dynamics Corp.	112,286
240		L-3 Communications Holdings, Inc.	15,034
790		United Technologies Corp.	74,189

			373,945

		Agriculture: 0.5%
3,100		Altria Group, Inc.	151,745
1,165		UST, Inc.	46,740

			198,485

		Apparel: 0.6%
840	@	Coach, Inc.	35,406
290	@	Gymboree Corp.	4,208
70		Haggar Corp.	1,298
800		Jones Apparel Group, Inc.	28,552
265	L	K-Swiss, Inc.	5,170
1,440		Nike, Inc.	108,446
260		Phillips-Van Heusen	5,242
115	@	Quiksilver, Inc.	2,501
370		Stride Rite Corp.	3,656
820		VF Corp.	40,459
260		Wolverine World Wide, Inc.	6,271

			241,209

		Auto Manufacturers: 0.5%
8,900		Ford Motor Co.	125,579
70		Oshkosh Truck Corp.	3,567
1,240		PACCAR, Inc.	74,636

			203,782

		Banks: 2.8%
660		Associated Banc-Corp.	20,658
6,100		Bank of America Corp.	274,377
365		Bank of Hawaii Corp.	17,330
370		Banknorth Group, Inc.	12,569
300		City National Corp.	19,794
900		Colonial Bancgroup, Inc.	18,162
1,300		Comerica, Inc.	78,195
265		Compass Bancshares, Inc.	12,256
90		East-West Bancorp, Inc.	3,261
190	@@	First Bancorp Puerto Rico	8,732
120	L	First Republic Bank	5,375
410		Fremont General Corp.	8,266
870	L	Hibernia Corp.	23,360
80		Hudson United BanCorp	2,897
205		Irwin Financial Corp.	5,275

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Income Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Banks: 2.8% (continued)
2,740		Keycorp	$85,899
3,305		National City Corp.	124,896
440		National Commerce Financial Corp.	14,802
130		South Financial Group, Inc.	3,697
150		TCF Financial Corp.	9,542
80		UCBH Holdings, Inc.	3,212
6,580		US Bancorp	194,109
1,970		Wachovia Corp.	92,413
2,570		Wells Fargo & Co.	150,987
75		Whitney Holding Corp.	3,090

			1,193,154

		Beverages: 0.7%
3,630		Coca-Cola Co.	162,297
2,520		PepsiCo, Inc.	126,000

			288,297

		Biotechnology: 0.0%
385	@, L	Charles River Laboratories Intl., Inc.	16,767

			16,767

		Building Materials: 0.4%
1,640	@	American Standard Cos., Inc.	61,680
65		Florida Rock Industries, Inc.	2,958
2,920		Masco Corp.	93,820
140		Simpson Manufacturing Co., Inc.	7,910

			166,368

		Chemicals: 0.6%
160		Arch Chemicals, Inc.	4,368
535		Cabot Corp.	21,314
1,520		Dow Chemical Co.	65,071
1,480		E.I. du Pont de Nemours & Co.	62,545
380	@	FMC Corp.	17,567
55		Georgia Gulf Corp.	2,087
175		Macdermid, Inc.	5,170
155	@	OM Group, Inc.	5,278
60		Penford Corp.	1,022
640	@	PolyOne Corp.	4,544
1,340		PPG Industries, Inc.	80,093
100		Valspar Corp.	4,729

			273,788

		Coal: 0.0%
120		Massey Energy Co.	3,302
175		Peabody Energy Corp.	9,331

			12,633

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Income Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Commercial Services: 0.6%
260	@	Administaff, Inc.	$2,642
5,320		Cendant Corp.	115,072
200	@	Choicepoint, Inc.	8,450
125	@	Consolidated Graphics, Inc.	5,106
1,360		H&R Block, Inc.	65,634
385	@, L	ITT Educational Services, Inc.	13,309
425	@, L	Korn/Ferry Intl.	7,552
365	@	Labor Ready, Inc.	4,522
190		Manpower, Inc.	8,024
110	@, L	Memberworks, Inc.	2,743
145	@	Midas, Inc.	2,298
100	@, L	Pharmaceutical Product Development, Inc.	3,395

			238,747

		Computers: 1.6%
625	@	Cadence Design Systems, Inc.	7,769
130	@	Catapult Communications Corp.	3,107
285	@	Cognizant Technology Solutions Corp.	7,815
7,550	@	Dell, Inc.	263,041
165	L	Diebold, Inc.	8,067
195	@	DST Systems, Inc.	8,822
55		Factset Research Systems, Inc.	2,449
755		Jack Henry & Associates, Inc.	13,673
4,640		Hewlett-Packard Co.	83,010
2,500		International Business Machines Corp.	211,724
60	@, L	Kronos, Inc.	2,567
125	@	Micros Systems, Inc.	5,818
355	@, L	Sandisk Corp.	8,289
150	@	SCM Microsystems, Inc.	428
745	@	Storage Technology Corp.	18,066
360	@	Synopsys, Inc.	5,746
2,260	@	Unisys Corp.	22,690

			673,081

		Cosmetics/Personal Care: 1.7%
680		Alberto-Culver Co.	32,837
3,920		Gillette Co.	166,600
2,180		Kimberly-Clark Corp.	145,406
6,540		Procter & Gamble Co.	366,044

			710,887

		Distribution/Wholesale: 0.2%
195		CDW Corp.	11,408
175	L	Fastenal Co.	10,987
55	L	Hughes Supply, Inc.	3,332
60		SCP Pool Corp.	2,531
740		WW Grainger, Inc.	39,523

			67,781

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Income Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Diversified Financial Services: 2.6%
1,960		American Express Co.	$98,039
955	@	Americredit Corp.	19,969
7,710		Citigroup, Inc.	359,131
3,078		Countrywide Financial Corp.	109,423
1,490		Fannie Mae	110,931
5,204		JP Morgan Chase & Co.	205,974
145		Legg Mason, Inc.	11,699
1,460		Merrill Lynch & Co., Inc.	74,562
1,650		Morgan Stanley	83,705
175	L	New Century Financial Corp.	9,387
2,380	@	Providian Financial Corp.	34,367

			1,117,187

		Electric: 1.1%
4,400	@	AES Corp.	44,396
620	@	Allete, Inc.	16,777
2,190		Centerpoint Energy, Inc.	23,959
820	@	CMS Energy Corp.	7,872
1,175		Constellation Energy Group, Inc.	48,293
1,320		Duke Energy Corp.	29,225
335		Energy East Corp.	8,164
1,020		Exelon Corp.	37,587
60		Green Mountain Power Corp.	1,588
840		MDU Resources Group, Inc.	21,311
715		OGE Energy Corp.	18,590
390		Pepco Holdings, Inc.	8,050
1,298		PPL Corp.	62,083
275		Scana Corp.	10,434
1,100	L	Southern Co.	33,385
2,140		TXU Corp.	89,087
270		Unisource Energy Corp.	6,650
265		Wisconsin Energy Corp.	8,679

			476,130

		Electrical Components and Equipment: 0.1%
500		Ametek, Inc.	14,275
80	@	Belden CDT, Inc.	1,602
410		Hubbell, Inc.	17,692
240	@, L	Rayovac Corp.	5,518

			39,087

		Electronics: 0.3%
145		BEI Technologies, Inc.	4,037
105		Bel Fuse, Inc.	3,976
80	@	Benchmark Electronics, Inc.	2,301
150		Brady Corp.	6,605
75	@, L	Cymer, Inc.	2,004
40	@	Dionex Corp.	1,842
130	@	Invision Technologies, Inc.	6,110
103	@	Meade Instruments Corp.	318

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Income Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Electronics: 0.3% (continued)
185		Park Electrochemical Corp.	$4,098
860		Parker Hannifin Corp.	46,758
520		Tektronix, Inc.	14,856
520	@	Thomas & Betts Corp.	12,792
95		Woodward Governor Co.	5,586

			111,283

		Entertainment: 0.0%
360		International Speedway Corp.	19,044

			19,044

		Environmental Control: 0.0%
350		Republic Services, Inc.	9,782
90	@	Waste Connections, Inc.	2,642

			12,424

		Food: 0.3%
180		Corn Products Intl., Inc.	8,307
200	@	Dean Foods Co.	7,414
817		Hormel Foods Corp.	21,814
80	@	J&J Snack Foods Corp.	3,438
515		Ruddick Corp.	9,821
135		Sanderson Farms, Inc.	4,616
1,080		Supervalu, Inc.	28,469
1,635		Tyson Foods, Inc.	26,945

			110,824

		Forest Products and Paper: 0.4%
1,780		Georgia-Pacific Corp.	60,483
720		International Paper Co.	28,814
780		Louisiana-Pacific Corp.	19,266
125		Pope & Talbot, Inc.	2,304
355		Potlatch Corp.	15,230
460		Temple-Inland, Inc.	31,409
310		Wausau-Mosinee Paper Corp.	4,855

			162,361

		Gas: 0.2%
520		AGL Resources, Inc.	15,855
205	L	Energen Corp.	9,725
85		Piedmont Natural Gas Co.	3,689
1,820		Sempra Energy	65,793
110		UGI Corp.	3,758

			98,820

		Hand/Machine Tools: 0.1%
580		Black & Decker Corp.	39,980
540		Stanley Works	23,360

			63,340

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Income Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Healthcare-Products: 1.6%
195	@	Advanced Medical Optics, Inc.	$7,258
210	@, L	American Medical Systems Holdings, Inc.	6,628
360		Bausch & Lomb, Inc.	23,742
1,900		Becton Dickinson & Co.	91,428
65		Cooper Cos., Inc.	3,767
740	L	CR Bard, Inc.	41,514
130		Datascope Corp.	4,690
185	@	Haemonetics Corp.	5,850
60	@, L	Idexx Laboratories, Inc.	2,923
242	@	Immucor, Inc.	4,949
4,400		Johnson & Johnson	255,639
1,840		Medtronic, Inc.	91,540
160	@, L	Patterson Cos., Inc.	11,717
65	@, L	Resmed, Inc.	3,105
165	@	Respironics, Inc.	8,778
210	@	Techne Corp.	8,135
790	@	Varian Medical Systems, Inc.	26,189
126		Vital Signs, Inc.	3,820
1,380	@	Zimmer Holdings, Inc.	98,394

			700,066

		Healthcare-Services: 1.3%
1,040		Aetna, Inc.	96,356
140	@	Amerigroup Corp.	7,188
1,020	@, L	Anthem, Inc.	82,865
140	@	Centene Corp.	5,536
490	@	Covance, Inc.	18,351
530	@	Coventry Health Care, Inc.	26,913
1,000	@	Humana, Inc.	19,000
615	@, L	Pacificare Health Systems, Inc.	20,055
40	@	Pediatrix Medical Group, Inc.	2,804
160	@	Rehabcare Group, Inc.	3,678
540	@	Renal Care Group, Inc.	17,102
160	@	Sierra Health Services, Inc.	6,899
150	@	Sunrise Senior Living, Inc.	5,313
2,600		UnitedHealth Group, Inc.	171,937
960	@	WellPoint Health Networks, Inc.	94,253

			578,250

		Home Builders: 0.1%
505	@, L	Champion Enterprises, Inc.	4,863
345		Lennar Corp. Cl. A	15,801
55		MDC Holdings, Inc.	3,787
225		Monaco Coach Corp.	4,835
30	@	NVR, Inc.	15,068
205		Winnebago Industries, Inc.	6,437

			50,791

		Home Furnishings: 0.1%
105		Bassett Furniture Industries, Inc.	1,974
65		Ethan Allen Interiors, Inc.	2,323
315		Harman Intl. Industries, Inc.	30,457

			34,754

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Income Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Household Products/Wares: 0.1%
605	@	American Greetings Corp.	$14,563
380		Blyth, Inc.	11,404
140	@	Fossil, Inc.	4,019

			29,986

		Housewares: 0.0%
65		National Presto Industries, Inc.	2,646
135		Toro Co.	8,797

			11,443

		Insurance: 3.5%
2,070	@@	ACE Ltd.	79,799
3,040		Allstate Corp.	143,517
555		American Financial Group, Inc.	16,345
3,880		American Intl. Group, Inc.	276,410
340		AmerUs Group Co.	13,552
1,280		Chubb Corp.	87,053
1,080		Cigna Corp.	71,885
180		Delphi Financial Group, Inc.	7,078
320	@@	Everest Re Group Ltd.	22,451
825		Fidelity National Financial, Inc.	31,061
490		HCC Insurance Holdings, Inc.	14,259
1,400		Lincoln National Corp.	63,420
229		Loews Corp.	13,007
3,540		Metlife, Inc.	131,865
780		MGIC Investment Corp.	53,251
400		Old Republic Intl. Corp.	9,420
125	@	Philadelphia Consolidated Holding Co.	6,658
540		PMI Group, Inc.	22,426
1,300		Progressive Corp.	104,390
470		Protective Life Corp.	18,391
2,640		Prudential Financial, Inc.	121,915
960		Safeco Corp.	46,243
180		Selective Insurance Group, Inc.	6,215
265		UICI	7,370
430		Unitrin, Inc.	18,039
500		WR Berkley Corp.	20,190
1,060	@@	XL Capital Ltd.	74,412
130	L	Zenith National Insurance Corp.	5,619

			1,486,241

		Internet: 0.6%
920	@	eBay, Inc.	79,617
1,060	@	McAfee, Inc.	20,967
660	@	RSA Security, Inc.	9,827
1,970	@	Symantec Corp.	94,481
150	@	Websense, Inc.	5,753
2,000	@	Yahoo!, Inc.	57,020

			267,665

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Income Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Iron/Steel: 0.1%
120		Carpenter Technology Corp.	$5,316
65		Reliance Steel & Aluminum Co.	2,465
80		Steel Dynamics, Inc.	2,509
960		United States Steel Corp.	35,434

			45,724

		Leisure Time: 0.2%
180		Arctic Cat, Inc.	4,702
900		Carnival Corp.	41,211
75		Polaris Industries, Inc.	3,537
980		Sabre Holdings Corp.	22,540

			71,990

		Lodging: 0.2%
680	@	Caesars Entertainment, Inc.	10,506
155		Mandalay Resort Group	10,515
425	@	Prime Hospitality Corp.	5,109
1,000		Starwood Hotels & Resorts Worldwide, Inc.	44,200

			70,330

		Machinery-Construction and Mining: 0.0%
200	@	Astec Industries, Inc.	3,306

			3,306

		Machinery-Diversified: 0.1%
45		Briggs & Stratton Corp.	3,380
90		Cognex Corp.	2,409
505	@	Flowserve Corp.	11,584
100		IDEX Corp.	3,072
330		Nordson Corp.	11,316
150	@	Zebra Technologies Corp.	8,573

			40,334

		Media: 0.8%
1,260		McGraw-Hill Cos., Inc.	95,420
4		Meredith Corp.	200
145		Thomas Nelson, Inc.	2,755
6,800	@	Time Warner, Inc.	111,180
2,000		Viacom, Inc.	66,620
3,020		Walt Disney Co.	67,799
20		Washington Post Co.	17,370

			361,344

		Metal Fabricate/Hardware: 0.0%
210		Kaydon Corp.	5,976
90		Lawson Products, Inc.	3,348
70	@	Mueller Industries, Inc.	2,750

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Income Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Metal Fabricate/Hardware: 0.0% (continued)
175		Timken Co.	$4,069
220		Valmont Industries, Inc.	4,343

			20,486

		Mining: 0.1%
195	@, L	Century Aluminum Co.	4,832
680	L	Phelps Dodge Corp.	55,461
165	@	RTI Intl. Metals, Inc.	2,457

			62,750

		Miscellaneous Manufacturing: 2.2%
1,160		3M Co.	95,538
60		Aptargroup, Inc.	2,726
485		Brink’s Co.	13,968
15,550		General Electric Co.	509,884
1,320		Honeywell Intl., Inc.	47,494
480		Illinois Tool Works, Inc.	43,819
275		Myers Industries, Inc.	3,130
610		Pentair, Inc.	20,276
120		Standex Intl. Corp.	2,914
6,660	@@	Tyco Intl. Ltd.	208,591

			948,340

		Office Furnishings: 0.0%
410		HNI Corp.	16,072

			16,072

		Oil and Gas: 3.2%
2,140		Burlington Resources, Inc.	77,532
180		Cabot Oil & Gas Corp.	7,274
2,620		ChevronTexaco Corp.	255,449
240	@	Cimarex Energy Co.	7,183
2,160		ConocoPhillips	160,768
1,300		Devon Energy Corp.	84,253
80	@, L	Evergreen Resources, Inc.	3,156
8,380		Exxon Mobil Corp.	386,317
1,940		Marathon Oil Corp.	70,364
200		Murphy Oil Corp.	15,102
370	@	Newfield Exploration Co.	20,480
370		Noble Energy, Inc.	19,048
1,860		Occidental Petroleum Corp.	96,069
135		Patina Oil & Gas Corp.	3,614
675		Pioneer Natural Resources Co.	22,579
420		Pogo Producing Co.	18,472
225	@	Remington Oil & Gas Corp.	5,571
205	@	Spinnaker Exploration Co.	6,999
165	@	Stone Energy Corp.	6,864
460		Sunoco, Inc.	28,290
800	L	Valero Energy Corp.	52,824
565		XTO Energy, Inc.	15,843

			1,364,051

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Income Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Oil and Gas Services: 0.1%
100		Carbo Ceramics, Inc.	$6,435
300		Schlumberger Ltd.	18,540
290	@	Weatherford Intl. Ltd.	13,439

			38,414

		Packaging and Containers: 0.0%
270		Sonoco Products Co.	6,996

			6,996

		Pharmaceuticals: 1.5%
1,720		Eli Lilly & Co.	109,134
556	@, L	IVAX Corp.	10,764
110		Medicis Pharmaceutical Corp.	4,028
3,270		Merck & Co., Inc.	147,052
140	@, L	MGI Pharma, Inc.	3,252
130		Natures Sunshine Products, Inc.	1,923
135	@	NBTY, Inc.	3,231
210	@	Noven Pharmaceuticals, Inc.	3,988
11,390		Pfizer, Inc.	372,111
100		Wyeth	3,657

			659,140

		Pipelines: 0.1%
3,540	@	Dynegy, Inc.	15,434
665		National Fuel Gas Co.	17,809
550		Western Gas Resources, Inc.	15,356

			48,599

		Real Estate Investment Trusts: 2.4%
1,800		Acadia Realty Trust	26,370
500		Alexandria Real Estate Equities, Inc.	32,400
700		Apartment Investment & Management Co.	24,850
885		Archstone-Smith Trust	27,656
300		Avalonbay Communities, Inc.	18,120
600		Bedford Property Investors	18,540
600		Boston Properties, Inc.	33,288
400		Camden Property Trust	18,832
600		Carramerica Realty Corp.	20,004
300		CBL & Associates Properties, Inc.	18,324
800	L	Centerpoint Properties Trust	33,648
300		Colonial Properties Trust	12,135
1,500		Corporate Office Properties Trust Sbi MD	39,675
600		Developers Diversified Realty Corp.	22,626
2,593		Equity Office Properties Trust	74,055
904		Equity Residential	29,281
200		Essex Property Trust, Inc.	14,750
1,200	@	Felcor Lodging Trust, Inc.	14,052
724		General Growth Properties, Inc.	21,843
500		Hospitality Properties Trust	20,975
2,300	@, L	Host Marriott Corp.	30,705

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Income Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Real Estate Investment Trusts: 2.4% (continued)
1,000		Istar Financial, Inc.	$40,240
500		Kimco Realty Corp.	25,160
700		LaSalle Hotel Properties	19,768
500		Mack-Cali Realty Corp.	22,630
1,450	@	Meristar Hospitality Corp.	8,352
1,100		National Health Investors, Inc.	31,724
800		Newcastle Investment Corp.	24,216
400		Pennsylvania Real Estate Investment Trust	15,304
800		Plum Creek Timber Co., Inc.	26,432
800	L	ProLogis	28,920
600		PS Business Parks, Inc.	23,850
350		Public Storage, Inc.	17,798
400		Rayonier, Inc.	18,548
1,000		Reckson Associates Realty Corp.	29,400
500	L	Regency Centers Corp.	23,000
1,200	L	Simon Property Group, Inc.	67,140
200		SL Green Realty Corp.	10,000
1,400		United Dominion Realty Trust, Inc.	29,722

			1,014,333

		Retail: 4.1%
610		Abercrombie & Fitch Co.	17,080
450	@	Aeropostale, Inc.	14,018
520	@	American Eagle Outfitters, Inc.	17,316
565	@	Ann Taylor Stores Corp.	13,656
500	@	Barnes & Noble, Inc.	17,280
200		Cato Corp.	4,230
210	@	CEC Entertainment, Inc.	7,071
530	@	Chico’s FAS, Inc.	21,677
1,740		Circuit City Stores, Inc.	22,568
710		Claire’s Stores, Inc.	17,281
715	@	Copart, Inc.	15,530
2,580		Costco Wholesale Corp.	106,219
265	@	Dress Barn, Inc.	4,391
5,220		Gap, Inc.	97,823
210		Haverty Furniture Cos., Inc.	3,555
225	@	Hibbett Sporting Goods, Inc.	4,088
3,320		Home Depot, Inc.	121,379
180	@	J Jill Group, Inc.	3,256
220	@	Jack in The Box, Inc.	6,213
2,140		JC Penney Co., Inc. Holding Co.	82,005
3,380		Limited Brands, Inc.	67,870
190		Lone Star Steakhouse & Saloon, Inc.	4,406
1,140		Lowe’s Cos., Inc.	56,658
5,380		McDonald’s Corp.	145,368
395		Michaels Stores, Inc.	22,645
1,100		Nordstrom, Inc.	40,843
110		Pep Boys-Manny Moe & Jack	1,749
825	L	Petsmart, Inc.	23,150
360		Regis Corp.	14,735
120	@	Sonic Corp.	2,682
3,160		Staples, Inc.	90,629
2,320	@	Starbucks Corp.	100,317

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Income Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Retail: 4.1% (continued)
295	@	Stein Mart, Inc.	$4,823
1,260		Target Corp.	56,171
1,380	@	Toys R US, Inc.	22,411
65	@	Tractor Supply Co.	2,263
350	@	Urban Outfitters, Inc.	10,623
6,400		Wal-Mart Stores, Inc.	337,087
4,200		Walgreen Co.	153,089
840		Wendy’s Intl., Inc.	28,871
105	@	Zale Corp.	2,690

			1,785,716

		Savings and Loans: 0.1%
190		Anchor Bancorp Wisconsin, Inc.	4,788
370		BankAtlantic Bancorp, Inc.	6,553
150		Downey Financial Corp.	8,081
120	@	FirstFed Financial Corp.	5,472
290		Greenpoint Financial Corp.	12,775
530		Independence Community Bank Corp.	20,796

			58,465

		Semiconductors: 0.7%
320	@	Alliance Semiconductor Corp.	1,222
2,940	@	Altera Corp.	55,625
3,750	@	Atmel Corp.	13,088
255	@	DSP Group, Inc.	4,848
9,520		Intel Corp.	202,680
1,025		Microchip Technology, Inc.	27,050
280	@, L	Skyworks Solutions, Inc.	2,332
165	@	Standard Microsystems Corp.	2,619

			309,464

		Software: 2.1%
1,100	@	Activision, Inc.	15,829
115	@	Ansys, Inc.	5,187
780		Autodesk, Inc.	34,640
55	@	Avid Technology, Inc.	2,380
1,880	@	BMC Software, Inc.	28,144
290	@	Captaris, Inc.	1,421
70	@, L	Cerner Corp.	3,067
3,520	@	Compuware Corp.	15,946
560	@	CSG Systems Intl., Inc.	8,103
210	@	Digi Intl., Inc.	2,363
410	@	Dun & Bradstreet Corp.	22,607
295	@, L	Filenet Corp.	5,794
1,300		First Data Corp.	54,925
70	@, L	Hyperion Solutions Corp.	2,559
1,600		IMS Health, Inc.	37,328
195	@	Mapinfo Corp.	1,878

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Income Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Software: 2.1% (continued)
15,920		Microsoft Corp.	$434,615
18,620	@	Oracle Corp.	185,641
1,620	@	Parametric Technology Corp.	7,889
270	@	Progress Software Corp.	5,438
3,920	@	Siebel Systems, Inc.	29,831
435	@	Transaction Systems Architects, Inc.	7,412
920	@	Wind River Systems, Inc.	9,982

			922,979

		Telecommunications: 2.5%
775	@	Adaptec, Inc.	5,410
3,400		Alltel Corp.	185,810
70	@	Anixter Intl., Inc.	2,469
415	@	C-COR.net Corp.	3,262
10,100	@	Cisco Systems, Inc.	189,476
80	@, L	Commonwealth Telephone Enterprises, Inc.	3,476
595	@, L	Commscope, Inc.	11,823
410		Harris Corp.	19,746
22,901	@	Lucent Technologies, Inc.	71,680
3,450		Motorola, Inc.	55,718
795	@, L	Polycom, Inc.	15,526
5,400		Qualcomm, Inc.	205,469
1,170		Scientific-Atlanta, Inc.	31,871
7,400		Verizon Communications, Inc.	290,449

			1,092,185

		Toys/Games/Hobbies: 0.0%
120	@	Department 56, Inc.	1,864

			1,864

		Transportation: 0.8%
100		CH Robinson Worldwide, Inc.	4,267
375		CNF, Inc.	15,383
290	@	EGL, Inc.	7,027
225	L	Expeditors Intl. Washington, Inc.	10,976
1,500		FedEx Corp.	122,984
435		Heartland Express, Inc.	7,630
160	@	Landstar System, Inc.	8,397
185	@	Offshore Logistics, Inc.	5,513
325		Overseas Shipholding Group, Inc.	13,975
1,720		United Parcel Service, Inc.	125,645
95	@, L	Yellow Roadway Corp.	3,899

			325,696

		Total Common Stock
		(Cost $17,100,675)	19,297,198

ING Strategic Allocation Income Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares			Value

PREFERRED STOCK: 0.3%
		Banks: 0.3%
12	#, XX	DG Funding Trust	$129,000

		Total Preferred Stock (Cost $130,513)	129,000

Principal Amount			Value

CORPORATE BONDS/NOTES: 12.1%
		Auto Manufacturers: 0.0%
$21,000	L	Ford Motor Co., 6.625%, due 10/01/28	$19,105

			19,105

		Banks: 3.4%
30,000	@@	Australia & New Zealand Banking Group Ltd., 1.494%, due 10/29/49	25,628
42,000	@@, #	Banco Bradesco SA, 8.750%, due 10/24/13	43,575
97,000	@@	Banco Santander Santiago Chile SA, 7.375%, due 07/18/12	110,846
30,000	@@	Bank of Ireland, 1.800%, due 12/29/49	25,499
20,000	@@	Bank of Nova Scotia, 2.115%, due 08/31/85	16,642
43,000		BankAmerica Capital II, 8.000%, due 12/15/26	49,202
34,000	@@, #	Danske Bank A/S, 5.914%, due 12/29/49	35,821
40,000	@@	Den Norske Bank ASA, 2.125%, due 08/29/49	32,800
77,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	92,452
46,000		FBS Capital I, 8.090%, due 11/15/26	52,980
41,000	@@, #	HBOS Capital Funding LP, 6.071%, due 06/30/49	43,358
90,000	@@, C	HSBC Bank PLC, 1.975%, due 06/29/49	76,343
60,000	@@, C	HSBC Bank PLC, 2.125%, due 06/29/49	52,050
70,000	@@	Lloyds TSB Bank PLC, 2.090%, due 08/29/49	60,438
60,000	@@	Lloyds TSB Bank PLC, 2.188%, due 06/29/49	52,497
63,000		M&T Bank Corp., 3.850%, due 04/01/13	62,932
44,000		Mellon Capital I, 7.720%, due 12/01/26	49,206
20,000	@@	National Australia Bank Ltd., 1.463%, due 10/29/49	17,089
70,000	@@	National Westminster Bank PLC, 1.938%, due 11/29/49	59,157
61,000	#	Rabobank Capital Funding II, 5.260%, due 12/29/49	61,623
40,000	@@	Royal Bank of Canada, 1.750%, due 06/29/85	34,186
20,000	@@	Royal Bank of Scotland Group PLC, 2.063%, due 12/29/49	17,293
20,000	@@, C	Societe Generale, 1.688%, due 11/29/49	16,769
110,000	@@, C	Standard Chartered PLC, 1.800%, due 11/29/49	87,841
110,000	@@, C	Standard Chartered PLC, 2.070%, due 12/29/49	87,175
44,000	C	Wells Fargo Capital I, 7.960%, due 12/15/26	50,312
30,000	@@	Westpac Banking Corp., 1.338%, due 09/29/49	25,423
107,000	#	Westpac Capital Trust IV, 5.256%, due 12/29/49	105,006

			1,444,143

ING Strategic Allocation Income Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Principal Amount			Value

		Beverages: 0.4%
49,000	@@, #	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	$56,473
23,000	@@	Coca-Cola HBC Finance BV, 5.125%, due 09/17/13	23,568
71,000	#	Miller Brewing Co., 4.250%, due 08/15/08	72,295

			152,336

		Chemicals: 0.1%
19,000		Dow Chemical Co., 5.750%, due 11/15/09	20,403
18,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	19,381

			39,784

		Diversified Financial Services: 2.1%
6,305	@@, #	Arcel Finance Ltd., 5.984%, due 02/01/09	6,623
53,000	@@, #	Arcel Finance Ltd., 7.048%, due 09/01/11	55,844
57,000	L	Boeing Capital Corp., 7.375%, due 09/27/10	66,281
85,000	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	84,575
45,000		Citigroup Capital II, 7.750%, due 12/01/36	50,882
44,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	50,235
58,000	#	Farmers Exchange Capital, 7.200%, due 07/15/48	59,048
25,000	@@	Financiere CSFB NV, 1.750%, due 03/29/49	20,215
50,000		General Motors Acceptance Corp., 7.750%, due 01/19/10	55,310
60,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	76,160
12,000		JPM Capital Trust I, 7.540%, due 01/15/27	13,219
33,000		JPM Capital Trust II, 7.950%, due 02/01/27	37,501
133,000	#	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	135,744
50,000	@@, #	PF Export Receivables Master Trust, 3.748%, due 06/01/13	49,182
70,058	@@, #	PF Export Receivables Master Trust, 6.436%, due 06/01/15	70,519
59,000	@@	UFJ Finance Aruba AEC, 8.750%, due 11/29/49	64,623

			895,961

		Electric: 1.2%
70,000		Consumers Energy Co., 4.250%, due 04/15/08	71,143
55,000		DTE Energy Co., 2.324%, due 06/01/07	55,029
82,000		Enterprise Capital Trust II, 2.806%, due 06/30/28	78,865
93,000		Ohio Power Co., 6.375%, due 07/15/33	95,611
50,000		Pacific Gas & Electric Co., 2.300%, due 04/03/06	50,057
9,975	#	Power Contract Financing LLC, 5.200%, due 02/01/06	10,034
42,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	43,364
15,627		PPL Montana LLC, 8.903%, due 07/02/20	17,121
26,000	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	27,341
66,000	#	TXU Energy Co. LLC, 2.380%, due 01/17/06	66,140

			514,705

		Food: 0.5%
35,000		Kroger Co., 7.250%, due 06/01/09	39,650
58,000		Safeway, Inc., 4.800%, due 07/16/07	59,942
44,000		Supervalu, Inc., 7.875%, due 08/01/09	50,741
77,000		Tyson Foods, Inc., 7.250%, due 10/01/06	83,054

			233,387

ING Strategic Allocation Income Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Principal Amount			Value

		Insurance: 0.6%
41,000		Convernium Reinsurance (North America), Inc., 7.125%,
		due 10/15/23	$34,335
10,000	#	Farmers Insurance Exchange, 6.000%, due 08/01/14	10,179
36,000	#	Farmers Insurance Exchange, 8.625%, due 05/01/24	42,627
50,000	#	Monumental Global Funding II, 3.850%, due 03/03/08	50,856
40,000		Prudential Financial, Inc., 4.104%, due 11/15/06	40,812
58,000	#	Zurich Capital Trust I, 8.376%, due 06/01/37	66,455

			245,264

		Media: 0.2%
39,000		Comcast Cable Communications, 7.125%, due 06/15/13	44,086
29,000		Time Warner, Inc., 6.875%, due 05/01/12	32,323

			76,409

		Mining: 0.4%
61,000	@@	Alcan, Inc., 6.125%, due 12/15/33	62,939
44,000	@@, #	Corp Nacional del Cobre de Chile, 5.500%, due 10/15/13	46,131
43,000	@@	Vale Overseas Ltd., 8.625%, due 03/08/07	47,623

			156,693

		Multi-National: 0.2%
95,000	@@	Corp Andina de Fomento CAF, 6.875%, due 03/15/12	106,027

			106,027

		Oil and Gas: 0.8%
59,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	57,373
125,000	#	Pemex Project Funding Master Trust, 2.820%, due 06/15/10	127,750
31,000		Pemex Project Funding Master Trust, 7.375%, due 12/15/14	34,069
33,000	@@	Petroleos Mexicanos, 9.250%, due 03/30/18	40,013
35,000		Valero Energy Corp., 6.125%, due 04/15/07	37,380
37,000		Valero Energy Corp., 8.750%, due 06/15/30	48,331

			344,916

		Packaging and Containers: 0.3%
31,000	#	Sealed Air Corp., 5.375%, due 04/15/08	32,487
81,000	#	Sealed Air Corp., 6.950%, due 05/15/09	90,058

			122,545

		Pipelines: 0.1%
52,000		Duke Capital LLC, 4.331%, due 11/16/06	53,109

			53,109

		Real Estate: 0.4%
65,000		EOP Operating LP, 7.750%, due 11/15/07	72,948
14,000		Liberty Property LP, 6.375%, due 08/15/12	15,200
5,000		Liberty Property LP, 6.950%, due 12/01/06	5,439
54,000		Liberty Property LP, 7.750%, due 04/15/09	62,459

			156,046

ING Strategic Allocation Income Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Principal Amount			Value

		Real Estate Investment Trusts: 0.5%
51,000		Simon Property Group LP, 4.875%, due 03/18/10	$51,787
85,000		Simon Property Group LP, 6.375%, due 11/15/07	92,272
80,000		Simon Property Group LP, 7.375%, due 01/20/06	84,979

			229,038

		Retail: 0.1%
62,000	#	May Department Stores Co., 3.950%, due 07/15/07	62,752

			62,752

		Savings and Loans: 0.1%
42,000		Great Western Financial, 8.206%, due 02/01/27	47,378

			47,378

		Telecommunications: 0.6%
56,000	@@	Cia de Telecomunicaciones de Chile SA, 7.625%, due 07/15/06	60,188
30,000		Sprint Capital Corp., 4.780%, due 08/17/06	30,993
43,000		Sprint Capital Corp., 6.875%, due 11/15/28	44,953
24,000		Sprint Capital Corp., 8.375%, due 03/15/12	28,963
61,000		Verizon Florida, Inc., 6.125%, due 01/15/13	64,781
45,000		Verizon Virginia, Inc., 4.625%, due 03/15/13	43,744

			273,622

		Transportation: 0.1%
35,000	@@, #	MISC Capital Ltd., 6.125%, due 07/01/14	37,198

			37,198

		Total Corporate Bonds/Notes
		(Cost $5,098,213)	5,210,418

U.S. GOVERNMENT AGENCY OBLIGATIONS: 19.1%
		Federal Home Loan Mortgage Corporation: 7.2%
465,000		2.700%, due 03/16/07	463,649
270,000		2.750%, due 02/09/07	269,866
411,000		4.500%, due 10/15/12	418,358
111,020		4.500%, due 04/01/14	111,545
120,000	W, S	5.500%, due 09/15/34	121,913
26,000	W, S	5.500%, due 09/15/19	26,894
165,000		6.000%, due 01/15/28	170,882
18,574		6.000%, due 06/01/28	19,285
46,967		6.000%, due 12/01/28	48,765
185,771		6.000%, due 01/15/29	193,941
782,000	W, S	6.500%, due 10/15/34	819,878
196,637		7.000%, due 11/01/31	210,039
195,000	W, S	7.000%, due 09/15/34	207,188

			3,082,203

ING Strategic Allocation Income Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Principal Amount			Value

		Federal National Mortgage Association: 11.2%
1,464,000	W, S	0.000%, due 09/15/34	$1,452,563
325,000		3.000%, due 08/15/07	325,204
200,000		3.500%, due 01/28/08	200,135
50,000	W, S	4.500%, due 09/15/18	49,969
229,000		4.625%, due 10/15/13	230,946
695,000	W, S	5.000%, due 09/15/18	708,031
250,000		5.250%, due 08/01/12	260,303
149,000	W, S	5.500%, due 09/15/33	151,328
176,656		5.500%, due 02/01/18	183,219
42,000	W, S	5.500%, due 09/15/18	43,483
115,328		6.000%, due 04/25/31	120,253
323,000	W, S	6.000%, due 10/15/33	333,397
237,060		6.000%, due 08/01/16	249,306
69,788		6.000%, due 10/01/18	73,377
115,000		6.625%, due 11/15/10	131,297
93,968		7.000%, due 02/01/31	100,444
36,719		7.000%, due 03/01/32	39,242
140,000	W, S	7.000%, due 09/15/33	148,750
24,133		7.500%, due 11/01/30	25,933
15,345		7.500%, due 09/01/31	16,483

			4,843,663

		Government National Mortgage Association: 0.7%
65,584		6.500%, due 01/15/32	69,332
27,319		6.500%, due 02/15/26	29,004
30,100		6.500%, due 02/15/29	31,838
51,154		7.000%, due 02/15/28	54,771
38,787		7.000%, due 02/15/28	41,530
60,713		7.500%, due 12/15/23	65,889

			292,364

		Total U.S. Government Agency Obligations (Cost $8,158,310)	8,218,230

U.S. TREASURY OBLIGATIONS: 9.5%
		U.S. Treasury Bonds: 4.9%
1,007,000	L	5.375%, due 02/15/31	1,072,456
280,000		6.250%, due 08/15/23	325,336
268,000		10.375%, due 11/15/12	329,002
264,000		13.250%, due 05/15/14	377,943

			2,104,737

		U.S. Treasury Notes: 4.3%
555,000		2.375%, due 08/31/06	555,174
198,000		2.750%, due 08/15/07	198,139
702,000L		3.500%, due 08/15/09	708,033
392,000L		4.250%, due 08/15/14	396,043

			1,857,389

ING Strategic Allocation Income Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Principal Amount			Value

		U.S. Treasury STRIP: 0.3%
250,000		4.760%, due 05/15/16	$145,135

			145,135

		Total U.S. Treasury Obligations (Cost $4,048,365)	4,107,261

COLLATERALIZED MORTGAGE OBLIGATIONS: 8.5%
		Automobile Asset-Backed Securities: 0.4%
40,000		Household Automotive Trust, 2.310%, due 04/17/08	39,953
125,000		USAA Auto Owner Trust, 2.040%, due 02/16/10	123,637

			163,590

		Commercial Mortgage-Backed Securities: 2.8%
30,000		COMM, 3.600%, due 03/10/39	29,774
409,000		CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	412,060
31,000		CS First Boston Mortgage Securities Corp., 7.801%, due 04/14/62	36,296
170,000		DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	185,580
405,000		DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	462,677
75,000		GE Capital Commercial Mortgage Corp., 5.994%, due 12/10/35	81,367

			1,207,754

		Credit Card Asset-Backed Securities: 0.9%
45,000		Bank One Issuance Trust, 4.540%, due 09/15/10	46,144
43,000		Capital One Master Trust, 4.900%, due 03/15/10	45,094
145,000		Chemical Master Credit Card Trust 1, 7.090%, due 02/15/09	156,098
145,000		Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	152,568

			399,904

		Other Asset-Backed Securities: 0.5%
132,000		Chase Funding Mortgage Loan Asset-Backed Certificates, 2.734%, due 09/25/24	131,806
76,000		Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	77,177

			208,983

		Whole Loan Collateral PAC: 0.4%
152,000		Residential Funding Securities Corp., 4.750%, due 02/25/33	154,770

			154,770

		Whole Loan Collaterallized Mortgage Obligations: 3.4%
88,279		Bank of America Mortgage Securities, 5.000%, due 12/25/18	90,566
87,781	S	Countrywide Alternative Loan Trust, 5.000%, due 10/25/18	90,292
92,032		Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	92,369
246,000		CS First Boston Mortgage Securities Corp., 4.170%, due 10/25/33	242,839
195,000		GMAC Mortgage Corp. Loan Trust, 5.500%, due 01/25/34	202,331
504,133		MASTR Asset Securitization Trust, 5.500%, due 06/25/33	508,368
241,721		Washington Mutual, 5.000%, due 06/25/18	247,204

			1,473,969

ING Strategic Allocation Income Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Principal Amount			Value

		Whole Loan Collaterallized Support CMO: 0.1%
55,015		Bank of America Mortgage Securities, 5.500%, due 11/25/33	$55,848

			55,848

		Total Collateralized Mortgage Obligations (Cost $3,650,657)	3,664,818

		Total Long-Term Investments (Cost $38,186,733)	40,626,925

SHORT-TERM INVESTMENTS: 20.5%
		Commercial Paper: 9.1%
600,000	#	Bristol-Myers Squibb Co., 1.600%, due 09/03/04	599,920
500,000	#, C	Concord Minuteman Capital Co. Series B, 1.580%, due 09/12/05	500,066
400,000	#	Concord Minutemen Capital Co. Series C, 1.580%, due 09/13/04	399,772
1,000,000	#	Delaware Funding Co. LLC, 1.530%, due 09/16/04	999,319
400,000	#	Thunder Bay Funding LLC, 1.730%, due 11/08/04	398,676
1,000,000	#	Thunder Bay Funding, Inc., 1.550%, due 09/17/04	999,268

		Total Commercial Paper (Cost $3,897,110)	3,897,021

		Repurchase Agreement: 5.8%
2,478,000		Goldman Sachs Repurchase Agreement dated 08/31/04, 1.570%, due 09/01/04, $2,478,108 to be received upon repurchase (Collateralized by $2,520,000 Federal Home Loan Bank, 6.000%, Market Value plus accrued interest $2,531,878 due 08/14/23)	2,478,000

		Total Repurchase Agreement (Cost $2,478,000)	2,478,000

		Securities Lending Collateralcc: 5.6%
2,412,407		The Bank of New York Institutional Cash Reserves Fund	2,412,407

		Total Securities Lending Collateral (Cost $2,412,407)	2,412,407

		Total Short-Term Investments (Cost $8,787,517)	8,787,428

Total Investments In Securities (Cost $46,974,250)* Other Assets and Liabilities—Net	114.8 (14.8	% )	$49,414,353 (6,354,753)

Net Assets	100.0%		$43,059,600

ING Strategic Allocation Income Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Principal
Amount			Value

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities.
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security.
	S	Segregated securities for futures, when-issued or delayed delivery securities held at August 31, 2004.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2004.
	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.
	*	Cost for federal income tax purposes is $47,492,811.
Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$2,311,598
		Gross Unrealized Depreciation	(390,056)

		Net Unrealized Appreciation	$1,921,542

Information concerning open futures contracts at August 31, 2004 is shown below:

	No. of	Notional	Expiration	Unrealized
Short Contracts	Contracts	Market Value	Date	Gain/(Loss)

U.S. 5 Year Treasury Note	7	$(780,609)	09/21/04	$(20,535)
U.S. 2 Year Treasury Note	1	(212,625)	09/30/04	(2,099)

		$(993,234)		$(22,634)

Long Contracts
U.S. Long Bond	2	$225,063	09/21/04	$16,756

NOTE 1 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Fund’s Board of Directors/Trustees, the following securities have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 10% of the Fund’s net assets, at market value, at time of purchase.

			Initial			Percent
			Acquisition			of Net
	Security	Shares	Date	Cost	Value	Assets
ING Index Plus SmallCap Fund	Mascotech, Inc.	1,100	11/29/00	$—	$—	0.0%

				—	—	0.0%

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	October 28, 2004

By	/s/ Michael J. Roland

Michael J. Roland
Executive Vice President and Chief Financial Officer

Date:	October 28, 2004